UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2004

Item 1. Reports to Stockholders

Fidelity ®

U.S. Bond Index
Fund

Annual Report

February 29, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Fidelity® US Bond Index Fund	5.14%	7.27%	7.19%

$100,000 Over 10 Years

Let's say hypothetically that $100,000 was invested in Fidelity ® U.S. Bond Index Fund on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Aggregate Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity U.S. Bond Index Fund

The bond market experienced significant volatility during the 12-month period ending February 29, 2004, owing to several shifts in investors' expectations about the strength of the economy and the direction of interest rates. For the year, the Lehman Brothers Aggregate Bond Index returned 4.54%. Early in the period, bonds extended their three-plus-year bull run as continued low inflation and lingering drags on the economy caused investors to believe rates would remain low for the foreseeable future. But heading into the summer, bond prices suffered steep declines and yields spiked higher due to signs of economic improvement and the growing perception that the Federal Reserve Board's next move would be to raise interest rates, rather than lower them. Bonds continued to struggle in October and November in response to strong economic data, and didn't start posting better returns until mid-December. From there, weaker-than-expected employment data, historically mild inflation, continued low short-term interest rates and indications from the Fed that it wasn't poised to raise interest rates in the near term helped spark a rally that extended through the first two months of 2004.

For the 12 months ending February 29, 2004, the fund returned 5.14%, outperforming the LipperSM Intermediate Investment-Grade Debt Funds Average, which returned 4.67% and the Lehman Brothers® Aggregate Bond Index, which tracks the types of securities in which the fund invests. Security selection in the corporate sector made the difference versus the fund's benchmark, as improving credit-quality stories among the fund's automobile, telecommunications, utility, tobacco and technology holdings continued to rally. Another standout was the fund's positioning in outperforming mortgage securities. Fidelity's internal models did a very good job of predicting prepayment speeds that often were different from market expectations - a major key to success in mortgage investing. A modest overweighting in Treasury Inflation-Protected Securities (TIPS), one of the best-performing bond sectors during the period, also helped. On the downside, several fund holdings in high-quality banks and finance companies lagged the corporate sector, taking a breather after staging strong prior performance.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of February 29, 2004	As of August 31, 2003
U.S. Government and U.S. Government Agency Obligations 66.3%	U.S. Government and U.S. Government Agency Obligations 64.0%
AAA 6.6%	AAA 6.4%
AA 4.5%	AA 4.3%
A 11.7%	A 12.0%
BBB 13.8%	BBB 13.8%
BB and Below 1.3%	BB and Below 1.0%
Not Rated 0.8%	Not Rated 0.1%
Short-Term Investments and Net Other Assets A (5.0)%	Short-Term Investments and Net Other Assets A (1.6)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of February 29, 2004
6 months ago
Years	5.2	5.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 29, 2004
6 months ago
Years	4.5	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2004*		As of August 31, 2003**
	Corporate Bonds 26.1%		Corporate Bonds 25.8%
	U.S. Government and U.S. Government Agency Obligations 66.3%		U.S. Government and U.S. Government Agency Obligations 64.0%
	Asset-Backed Securities 6.7%		Asset-Backed Securities 5.8%
	CMOs and Other Mortgage Related Securities 4.8%		CMOs and Other Mortgage Related Securities 4.3%
	Municipal Bonds 0.0%		Municipal Bonds 0.2%
	Other Investments 1.1%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets A (5.0)%		Short-Term Investments and Net Other Assets A (1.6)%
* Foreign investments	5.6%	** Foreign investments	5.4%
* Futures and Swaps	2.5%	** Futures and Swaps	0.8%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Annual Report

Investments February 29, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 9,280	$ 10,515
Automobiles - 0.4%
General Motors Corp.:
7.2% 1/15/11	3,000	3,276
8.25% 7/15/23	6,075	6,796
8.375% 7/15/33	7,455	8,448
		18,520
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31	6,250	7,268
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	3,000	3,341
Clear Channel Communications, Inc.:
4.4% 5/15/11	2,570	2,557
5.75% 1/15/13	4,100	4,329
6% 11/1/06	2,075	2,246
7.65% 9/15/10	2,950	3,504
Cox Communications, Inc.:
4.625% 6/1/13	2,400	2,344
7.75% 11/1/10	6,200	7,393
News America, Inc.:
4.75% 3/15/10	1,000	1,030
7.3% 4/30/28	9,200	10,534
Time Warner, Inc. 6.625% 5/15/29	3,050	3,168
		47,714
Multiline Retail - 0.3%
Target Corp. 7.5% 8/15/10	11,500	13,760
Specialty Retail - 0.0%
Boise Cascade Corp. 7.5% 2/1/08	3,420	3,708
TOTAL CONSUMER DISCRETIONARY		94,217
CONSUMER STAPLES - 2.0%
Beverages - 0.3%
Miller Brewing Co. 5.5% 8/15/13 (b)	12,100	12,737
Food & Staples Retailing - 1.0%
Kroger Co.:
6.2% 6/15/12	4,400	4,848
8.05% 2/1/10	6,455	7,758
Pepsi Bottling Holdings, Inc. 5.625% 2/17/09	7,000	7,705
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc.:
5.8% 8/15/12	$ 5,000	$ 5,301
6.5% 3/1/11	8,840	9,825
Wal-Mart Stores, Inc. 6.875% 8/10/09	11,000	12,858
		48,295
Food Products - 0.2%
ConAgra Foods, Inc.:
6.7% 8/1/27	4,000	4,616
6.75% 9/15/11	6,000	6,856
		11,472
Household Products - 0.1%
Clorox Co. 6.125% 2/1/11	5,000	5,635
Tobacco - 0.4%
Altria Group, Inc. 7% 11/4/13	8,625	9,462
Philip Morris Companies, Inc.:
7.65% 7/1/08	4,600	5,183
7.75% 1/15/27	4,000	4,443
		19,088
TOTAL CONSUMER STAPLES		97,227
ENERGY - 0.6%
Energy Equipment & Services - 0.3%
Kinder Morgan, Inc. 6.5% 9/1/12	6,390	7,159
Weatherford International Ltd. 4.95% 10/15/13	10,000	10,045
		17,204
Oil & Gas - 0.3%
Amerada Hess Corp.:
6.65% 8/15/11	1,290	1,427
7.125% 3/15/33	3,340	3,565
7.375% 10/1/09	2,940	3,368
The Coastal Corp. 9.625% 5/15/12	4,535	4,512
		12,872
TOTAL ENERGY		30,076
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - 14.7%
Capital Markets - 2.2%
Amvescap PLC 5.9% 1/15/07	$ 5,685	$ 6,183
Bank of New York Co., Inc. 3.4% 3/15/13 (e)	10,000	9,918
Bear Stearns Companies, Inc. 4% 1/31/08	2,935	3,028
Credit Suisse First Boston (USA), Inc.:
4.625% 1/15/08	8,965	9,453
6.5% 1/15/12	1,825	2,062
Goldman Sachs Group, Inc. 4.125% 1/15/08	12,685	13,149
J.P. Morgan Chase & Co.:
4% 2/1/08	5,000	5,171
5.35% 3/1/07	4,772	5,167
5.75% 1/2/13	4,500	4,844
Legg Mason, Inc. 6.75% 7/2/08	3,085	3,471
Merita Bank Ltd. yankee 6.5% 1/15/06	2,100	2,266
Merrill Lynch & Co., Inc.:
3.125% 7/15/08	3,000	2,972
4% 11/15/07	15,225	15,747
Morgan Stanley:
5.8% 4/1/07	6,125	6,709
6.6% 4/1/12	5,000	5,698
NationsBank Corp. 6.375% 2/15/08	4,750	5,305
State Street Corp. 7.65% 6/15/10	5,000	6,065
		107,208
Commercial Banks - 2.0%
Bank of America Corp. 6.25% 4/15/12	2,790	3,133
Bank One Corp. 6.5% 2/1/06	2,560	2,776
Bank One NA, Chicago 3.7% 1/15/08	11,005	11,277
BankBoston NA 7% 9/15/07	5,143	5,874
Chase Manhattan Corp. 6.375% 4/1/08	2,828	3,158
Corporacion Andina de Fomento 5.2% 5/21/13	3,655	3,694
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,470	2,483
5.25% 2/10/14 (b)	9,310	9,420
FleetBoston Financial Corp. 3.85% 2/15/08	7,300	7,503
Korea Development Bank 5.75% 9/10/13	11,795	12,479
Mellon Financial Co. 6.7% 3/1/08	5,000	5,667
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)(c)	6,775	6,786
PNC Funding Corp. 7.5% 11/1/09	7,000	8,323
Popular North America, Inc. 6.125% 10/15/06	4,260	4,650
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp. 5.25% 12/16/13	$ 5,420	$ 5,595
Wachovia Corp. 4.875% 2/15/14	6,330	6,383
		99,201
Consumer Finance - 2.8%
American General Finance Corp. 2.75% 6/15/08	4,765	4,653
Capital One Bank 4.875% 5/15/08	7,720	8,096
Ford Motor Credit Co.:
7.375% 10/28/09	24,850	27,337
7.875% 6/15/10	2,500	2,796
General Motors Acceptance Corp.:
6.875% 9/15/11	15,510	16,728
7.75% 1/19/10	2,820	3,252
Household Finance Corp.:
5.875% 2/1/09	3,720	4,098
6.375% 10/15/11	9,925	11,191
6.375% 11/27/12	5,595	6,267
6.75% 5/15/11	6,000	6,833
7% 5/15/12	1,575	1,830
Household International, Inc. 8.875% 2/15/08	9,175	10,282
MBNA Corp.:
6.125% 3/1/13	5,000	5,495
7.5% 3/15/12	5,960	7,070
Pitney Bowes Credit Corp. 5.75% 8/15/08	6,000	6,629
SLM Corp.:
3.625% 3/17/08	5,000	5,083
4% 1/15/09	6,900	7,042
		134,682
Diversified Financial Services - 5.3%
Allstate Life Global Funding II 4.25% 9/10/08 (b)	10,000	10,364
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	3,985	4,415
ASIF Global Financing XVIII 3.85% 11/26/07 (b)	2,085	2,147
Bellsouth Capital Funding Corp. 7.875% 2/15/30	6,000	7,328
Burlington Resources Finance Co. 6.68% 2/15/11	5,000	5,669
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (b)	5,930	5,998
5.125% 10/1/13 (b)	3,750	3,837
Citigroup, Inc.:
3.5% 2/1/08	9,755	9,919
7.25% 10/1/10	11,425	13,475
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	$ 1,320	$ 1,372
7.92% 5/18/12	5,000	4,531
Deutsche Telekom International Finance BV:
5.25% 7/22/13	5,800	5,932
8.75% 6/15/30	10,425	13,430
Diageo Capital PLC yankee 7.25% 11/1/09	4,000	4,771
Foster's Finance Corp. 6.875% 6/15/11 (b)	5,000	5,742
Goldman Sachs Capital I 6.345% 2/15/34	12,440	12,634
International Lease Finance Corp. 4.375% 11/1/09	7,500	7,735
Monumental Global Funding II 3.85% 3/3/08 (b)	8,300	8,482
NiSource Finance Corp. 7.875% 11/15/10	16,500	19,930
Pemex Project Funding Master Trust:
6.125% 8/15/08	7,500	8,003
7.375% 12/15/14	5,000	5,470
7.875% 2/1/09 (e)	5,370	6,127
Petronas Capital Ltd. 7% 5/22/12 (b)	14,900	17,088
Rabobank Capital Funding Trust II 5.26% 12/31/49 (b)(e)	8,000	8,214
Sprint Capital Corp. 6.875% 11/15/28	9,990	10,252
Telecom Italia Capital 5.25% 11/15/13 (b)	12,200	12,362
Textron Financial Corp. 7.125% 12/9/04	7,000	7,277
TIAA Global Markets, Inc. 5% 3/1/07 (b)	4,505	4,826
Unilever Capital Corp. 7.125% 11/1/10	7,000	8,291
Verizon Global Funding Corp. 7.25% 12/1/10	19,485	22,759
		258,380
Insurance - 0.7%
Aegon NV 4.75% 6/1/13	9,375	9,397
American General Corp. 7.5% 8/11/10	5,000	5,989
Principal Life Global Funding I:
2.8% 6/26/08 (b)	5,000	4,927
5.125% 6/28/07 (b)	4,000	4,333
6.25% 2/15/12 (b)	2,600	2,909
Prudential Financial, Inc. 3.75% 5/1/08	5,865	5,967
		33,522
Real Estate - 1.3%
Arden Realty LP:
7% 11/15/07	5,105	5,728
8.875% 3/1/05	2,180	2,324
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
AvalonBay Communities, Inc. 5% 8/1/07	$ 4,620	$ 4,915
Boston Properties, Inc. 6.25% 1/15/13	6,500	7,150
Camden Property Trust 5.875% 11/30/12	5,960	6,378
CarrAmerica Realty Corp. 5.25% 11/30/07	8,635	9,228
CenterPoint Properties Trust 6.75% 4/1/05	4,600	4,810
Developers Diversified Realty Corp. 4.625% 8/1/10	8,265	8,382
EOP Operating LP 7% 7/15/11	5,000	5,753
ProLogis 5.5% 3/1/13	5,085	5,369
The Rouse Co. 5.375% 11/26/13	4,905	4,999
		65,036
Thrifts & Mortgage Finance - 0.4%
Countrywide Home Loans, Inc.:
5.5% 2/1/07	7,500	8,082
5.625% 5/15/07	1,500	1,627
Washington Mutual, Inc. 4.375% 1/15/08	10,830	11,295
		21,004
TOTAL FINANCIALS		719,033
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
Raytheon Co. 8.3% 3/1/10	2,500	3,038
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	3,770	3,928
Industrial Conglomerates - 0.4%
Textron Financial Corp. 2.75% 6/1/06	4,500	4,528
Tyco International Group SA yankee 6.75% 2/15/11	14,465	15,978
		20,506
Road & Rail - 0.1%
Wisconsin Central Transportation Corp. 6.625% 4/15/08	3,150	3,533
TOTAL INDUSTRIALS		31,005
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.3%
Motorola, Inc.:
6.5% 11/15/28	$ 11,640	$ 11,993
6.75% 2/1/06	2,950	3,184
		15,177
Computers & Peripherals - 0.2%
NCR Corp. 7.125% 6/15/09	7,725	8,759
IT Services - 0.2%
SunGard Data Systems, Inc. 4.875% 1/15/14 (b)	8,000	8,009
TOTAL INFORMATION TECHNOLOGY		31,945
MATERIALS - 0.7%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (b)	1,805	1,880
6.875% 7/15/33 (b)	3,780	4,090
		5,970
Metals & Mining - 0.2%
Alcan, Inc. 5.2% 1/15/14	2,720	2,826
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,200	3,623
Falconbridge Ltd. yankee 7.35% 6/5/12	4,000	4,660
		11,109
Paper & Forest Products - 0.4%
International Paper Co. 5.85% 10/30/12	10,980	11,724
Weyerhaeuser Co. 6.75% 3/15/12	4,400	4,938
		16,662
TOTAL MATERIALS		33,741
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	4,529	5,590
AT&T Corp. 8.75% 11/15/31	7,380	8,697
BellSouth Corp. 6% 10/15/11	5,570	6,102
France Telecom SA:
9% 3/1/11 (a)	5,290	6,381
9.75% 3/1/31 (a)	10,000	13,223
Koninklijke KPN NV yankee 8.375% 10/1/30	8,000	10,371
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	$ 1,105	$ 1,198
Telefonica Europe BV 7.75% 9/15/10	8,598	10,305
TELUS Corp. yankee 8% 6/1/11	7,500	8,956
		70,823
UTILITIES - 2.9%
Electric Utilities - 2.2%
Detroit Edison Co. 6.125% 10/1/10	4,735	5,272
Dominion Resources, Inc. 6.25% 6/30/12	10,350	11,433
Duke Capital Corp.:
4.37% 3/1/09	2,500	2,511
6.25% 2/15/13	1,630	1,739
6.75% 2/15/32	13,235	13,659
Exelon Generation Co. LLC 5.35% 1/15/14 (b)	10,000	10,227
FirstEnergy Corp. 7.375% 11/15/31	1,670	1,846
FPL Group Capital, Inc. 3.25% 4/11/06	3,175	3,242
Massachusetts Electric Co. 6.78% 11/20/06	2,000	2,213
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,555	3,728
5.875% 10/1/12	10,915	11,704
Monongahela Power Co. 5% 10/1/06	4,845	4,924
Niagara Mohawk Power Corp. 7.75% 5/15/06	5,000	5,575
Northeast Utilities 3.3% 6/1/08	3,000	2,953
Progress Energy, Inc.:
6.85% 4/15/12	5,975	6,797
7.1% 3/1/11	8,555	9,825
Public Service Co. of Colorado:
4.375% 10/1/08	4,435	4,606
5.5% 4/1/14	2,900	3,082
		105,336
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,700	1,947
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	4,965	5,859
		7,806
Multi-Utilities & Unregulated Power - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	13,455	15,442
Duke Energy Corp. 3.75% 3/5/08	4,165	4,230
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.:
7.125% 9/1/11	$ 4,810	$ 5,002
7.5% 1/15/31	910	883
		25,557
TOTAL UTILITIES		138,699
TOTAL NONCONVERTIBLE BONDS (Cost $1,173,453)		1,246,766
U.S. Government and Government Agency Obligations - 28.8%

U.S. Government Agency Obligations - 8.8%
Fannie Mae:
3.25% 1/15/08	54,790	55,640
3.375% 12/15/08	212,190	213,428
5.25% 8/1/12	1,030	1,082
5.5% 3/15/11	26,980	29,579
6.25% 2/1/11	3,465	3,903
Fannie Mae - coupon STRIPS 0% 10/8/04	1,000	992
Federal Home Loan Bank 5.8% 9/2/08	14,645	16,236
Freddie Mac:
2.375% 2/15/07	22,850	22,878
2.875% 9/15/05	3,402	3,471
4% 6/12/13	20,038	19,196
5.75% 1/15/12	25,000	27,739
5.875% 3/21/11	11,960	13,201
6.25% 7/15/32	1,636	1,839
6.75% 3/15/31	2,425	2,892
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,139	1,233
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	141	145
Series 1993-D, 5.23% 5/15/05	100	102
Series 1995-A, 6.28% 6/15/04	798	810
Series 1995-B, 6.13% 6/15/04	1,000	1,034
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1998-196A, 5.926% 6/15/05	$ 745	$ 788
Private Export Funding Corp. secured 6.86% 4/30/04	68	69
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	7,500	8,157
5.96% 8/1/09	3,600	3,896
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		428,310
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	60,210	62,077
U.S. Treasury Obligations - 18.8%
U.S. Treasury Bonds:
6.25% 5/15/30	117,445	140,012
8% 11/15/21	54,717	76,059
U.S. Treasury Notes:
1.875% 1/31/06	265,310	266,668
3.25% 8/15/07	227,662	234,527
6.5% 2/15/10	168,695	198,658
TOTAL U.S. TREASURY OBLIGATIONS		915,924
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,386,801)		1,406,311
U.S. Government Agency - Mortgage Securities - 36.2%

Fannie Mae - 30.9%
4% 3/18/19 (c)	50,500	49,948
4.5% 7/1/33 to 11/1/33	49,671	48,306
5% 1/1/17 to 9/1/18	214,796	220,782
5% 3/1/19 (c)	58,948	60,495
5% 3/1/34 (c)	25,000	25,039
5.5% 1/1/09 to 11/1/33	129,233	133,058
5.5% 3/1/19 (c)	130,075	135,441
5.5% 3/1/34 (c)	326,763	334,220
6% 8/1/13 to 9/1/33	44,506	46,849
6% 3/1/19 (c)	25,000	26,328
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6% 3/1/34 (c)	$ 92,169	$ 95,943
6.5% 7/1/08 to 4/1/33	179,928	190,265
6.5% 3/1/19 (c)(d)	27,880	29,622
6.5% 3/1/34 (c)(d)	79,986	84,111
7% 3/1/15 to 6/1/32	9,023	9,604
7.5% 1/1/08 to 2/1/32	17,098	18,334
8% 11/1/08 to 6/1/30	346	375
8.5% 6/1/17 to 8/1/23	555	608
9.5% 12/1/09 to 9/1/21	589	648
10.75% 9/1/10 to 5/1/14	52	59
11.25% 5/1/14	5	6
11.5% 8/1/14	18	21
13.5% 11/1/14	11	13
14% 3/1/12	31	37
TOTAL FANNIE MAE		1,510,112
Freddie Mac - 2.3%
5% 3/1/34 (c)	50,000	50,063
5.5% 12/1/17	11,153	11,630
6% 4/1/28 to 11/1/30	9,830	10,245
6.5% 8/1/32	12,312	12,952
7% 4/1/32	17,683	18,768
7.5% 9/1/15 to 6/1/32	3,578	3,849
8% 7/1/16 to 4/1/32	2,783	3,011
8.5% 9/1/19 to 1/1/28	483	529
9% 10/1/16	66	73
9.5% 10/1/08 to 8/1/30	406	442
10.5% 5/1/09 to 12/1/15	37	41
11% 8/1/15 to 9/1/20	452	511
11.5% 10/1/15	9	10
11.75% 9/1/13	22	25
12% 2/1/13 to 7/1/15	18	21
12.75% 8/1/12	13	15
13.5% 12/1/14	98	114
TOTAL FREDDIE MAC		112,299
Government National Mortgage Association - 3.0%
6% 12/15/08 to 12/20/33	37,272	38,815
6.5% 6/15/23 to 1/15/33	34,229	36,172
7% 12/15/22 to 8/15/32	46,554	49,627
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.5% 2/15/17 to 1/15/32	$ 12,964	$ 13,969
8% 7/15/18 to 5/15/29	3,804	4,173
8.5% 11/15/05 to 12/15/30	981	1,070
9.5% 3/15/23	22	25
10.5% 5/20/16 to 1/20/18	463	523
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		144,374
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,739,138)		1,766,785
Asset-Backed Securities - 3.2%

AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	4,599	4,748
Series 2001-C Class A4, 5.01% 7/14/08	5,000	5,214
Series 2003-AM Class A4A, 3.1% 11/6/09	3,930	3,987
Series 2003-BX:
Class A4A, 2.72% 1/6/10	4,955	5,007
Class A4B, 1.4788% 1/6/10 (e)	3,680	3,711
Series 2003-DM Class A4, 2.84% 8/6/10	6,470	6,514
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.19% 1/25/32 (e)	2,220	2,227
Capital Auto Receivables Asset Trust Series 2002-5 Class B, 2.8% 4/15/08	6,086	6,155
Capital One Master Trust:
Series 2001-3A Class A, 5.45% 3/16/09	2,435	2,586
Series 2001-5 Class A, 5.3% 6/15/09	6,611	7,085
Series 2002-4 Class A, 4.9% 3/15/10	2,004	2,143
Capital One Multi-Asset Execution Trust:
Series 2003-2B Class B2, 3.5% 2/17/09	6,645	6,792
Series 2003-A4 Class A4, 3.65% 7/15/11	4,791	4,852
Series 2003-B4 Class B4, 1.8938% 7/15/11 (e)	5,910	5,938
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 2.12% 2/9/09 (e)	12,000	12,136
Discover Card Master Trust I Series 2003-4 Class B1, 1.4238% 5/16/11 (e)	7,360	7,366
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	1,910	1,941
Fremont Home Loan Trust Series 2004-A:
Class M1, 1.65% 2/25/34 (e)	3,950	3,941
Class M2, 2.25% 2/25/34 (e)	4,600	4,590
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust NIMS Trust Series 2002-4N Class A, 8% 5/27/33 (b)	$ 1,380	$ 1,380
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class A, 5.5% 1/18/11	15,000	16,208
Series 2002-3 Class B, 2.3438% 9/15/09 (e)	4,855	4,918
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	4,750	5,065
Series 2003-B3 Class B3, 1.4688% 1/18/11 (e)	5,025	5,028
Series 2003-B5 Class B5, 1.4638% 2/15/11 (e)	2,010	2,020
Onyx Acceptance Owner Trust:
Series 2000-D Class A4, 6.85% 8/15/07	2,767	2,806
Series 2003-D Class A3, 2.4% 12/15/07	6,895	6,965
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.5438% 3/15/11 (b)(e)	6,165	6,147
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	7,625	7,813
TOTAL ASSET-BACKED SECURITIES (Cost $151,731)		155,283
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/30/34 (c) (Cost $1,840)	1,775	1,841
Commercial Mortgage Securities - 3.8%

Banc of America Commercial Mortgage, Inc. sequential pay Series 2000-2 Class A2, 7.197% 9/15/32	3,200	3,733
Bear Stearns Commercial Mortgage Securities, Inc. sequential pay Series 2003-PWR2 Class A3, 4.834% 5/11/39	3,760	3,917
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(e)	3,425	3,799
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000	5,877
COMM:
floater Series 2002-FL7 Class D, 1.6638% 11/15/14 (b)(e)	2,170	2,168
Series 2004-LBN2 Class X2, 1.277% 3/10/39 (e)(g)	14,860	757
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	$ 4,625	$ 4,914
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	8,874	9,312
Class A3, 6.55% 1/17/35	4,180	4,653
Series 1999-C1 Class A2, 7.29% 9/15/41	6,000	6,976
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	10,218
Series 2003-TF2A Class A2, 1.4144% 11/15/14 (b)(e)	7,500	7,500
Series 2004-C1:
Class A3, 4.321% 1/15/37	4,485	4,507
Class ASP, 1.2154% 1/15/37 (e)(g)	72,935	3,498
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	2,175	2,308
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	5,000	5,564
Series 1998-CG1 Class A1B, 6.41% 6/10/31	6,400	7,163
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	1,382	1,503
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	6,379	6,741
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	7,330	7,318
GS Mortgage Securities Corp. II sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	7,620	7,736
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	3,245	3,584
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,000	5,709
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	4,450	5,364
Series 2001-C3 Class A1, 6.058% 6/15/20	7,291	7,950
Series 2001-C7 Class A2, 5.533% 12/15/25	10,000	10,738
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	5,440	5,259
Class C, 4.13% 11/20/37 (b)	5,540	5,102
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	5,000	5,588
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	$ 8,115	$ 9,234
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class C1, 6.762% 11/15/04 (b)	8,000	8,263
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	6,150	6,489
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $176,131)		183,442
Foreign Government and Government Agency Obligations - 1.0%

Chilean Republic:
5.5% 1/15/13	5,850	6,119
6.875% 4/28/09	405	463
7.125% 1/11/12	6,695	7,808
Quebec Province 6.125% 1/22/11	10,000	11,320
State of Israel 4.625% 6/15/13	1,735	1,692
United Mexican States:
6.375% 1/16/13	5,570	5,960
7.5% 4/8/33	8,000	8,620
8% 9/24/22	3,900	4,421
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $42,256)		46,403
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,369)	3,405	3,849
Fixed-Income Funds - 9.4%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $460,050)	4,615,493	460,026
Cash Equivalents - 15.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.06%, dated 2/27/04 due 3/1/04) (Cost $737,837)	$ 737,902	$ 737,837
TOTAL INVESTMENT PORTFOLIO - 123.2% (Cost $5,872,606)		6,008,543
NET OTHER ASSETS - (23.2)%		(1,130,080)
NET ASSETS - 100%		$ 4,878,463
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .44% and pay JPMorgan Chase, Inc. upon default event of Lockheed Martin Corp., par value of the notional amount of Lockheed Martin Corp. 8.2% 12/1/09	Dec. 2008	$ 5,000	$ (13)
Receive quarterly notional amount multiplied by .54% and pay JPMorgan Chase, Inc. upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	10,100	(42)
Receive quarterly notional amount multiplied by .565% and pay Morgan Stanley, Inc. upon default event of Walt Disney Co., par value of the notional amount of Walt Disney Co. 6.375% 3/1/12	March 2009	9,500	11
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.07% 7/25/35	August 2007	1,740	20
TOTAL CREDIT DEFAULT SWAP		26,340	(24)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.865% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	August 2007	$ 29,860	$ 146
Receive quarterly a fixed rate equal to 3.5146% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Nov. 2008	5,000	59
TOTAL INTEREST RATE SWAP		34,860	205
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	5,425	64
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	17,925	53
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	April 2004	20,000	919
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	17,925	160
TOTAL TOTAL RETURN SWAP		61,275	1,196
		$ 122,475	$ 1,377
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $215,608,000 or 4.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $10,955,423,000 and $10,884,505,000, respectively, of which long-term U.S. government and government agency obligations aggregated $9,811,101,000 and $10,018,341,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $21,862,000. The weighted average interest rate was 1.19%. Interest earned from the interfund lending program amounted to $2,883 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
The fund hereby designates approximately $33,360,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $266,902 and repurchase agreements of $737,837)(cost $5,872,606) - See accompanying schedule		$ 6,008,543
Commitment to sell securities on a delayed delivery basis	$ (89,296)
Receivable for securities sold on a delayed delivery basis	89,286	(10)
Receivable for investments sold, regular delivery		1,324
Cash		508
Receivable for fund shares sold		18,523
Interest receivable		35,237
Unrealized gain on swap agreements		1,377
Prepaid expenses		23
Receivable from investment adviser for expense reductions		920
Total assets		6,066,445

Liabilities
Payable for investments purchased Regular delivery	$ 8,805
Delayed delivery	899,584
Payable for fund shares redeemed	4,883
Distributions payable	378
Accrued management fee	1,286
Other affiliated payables	720
Other payables and accrued expenses	86
Collateral on securities loaned, at value	272,240
Total liabilities		1,187,982

Net Assets		$ 4,878,463
Net Assets consist of:
Paid in capital		$ 4,698,636
Undistributed net investment income		5,875
Accumulated undistributed net realized gain (loss) on investments		36,648
Net unrealized appreciation (depreciation) on investments		137,304
Net Assets, for 430,764 shares outstanding		$ 4,878,463
Net Asset Value, offering price and redemption price per share ($4,878,463 ÷ 430,764 shares)		$ 11.33

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 29, 2004

Investment Income
Interest		$ 191,948
Security lending		755
Total income		192,703

Expenses
Management fee	$ 15,519
Transfer agent fees	6,866
Accounting and security lending fees	722
Non-interested trustees' compensation	25
Custodian fees and expenses	251
Registration fees	122
Audit	78
Legal	16
Miscellaneous	14
Total expenses before reductions	23,613
Expense reductions	(8,161)	15,452
Net investment income (loss)		177,251
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	98,574
Swap agreements	2,783
Total net realized gain (loss)		101,357
Change in net unrealized appreciation (depreciation) on: Investment securities	(44,921)
Swap agreements	1,233
Delayed delivery commitments	712
Total change in net unrealized appreciation (depreciation)		(42,976)
Net gain (loss)		58,381
Net increase (decrease) in net assets resulting from operations		$ 235,632

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 177,251	$ 173,846
Net realized gain (loss)	101,357	76,064
Change in net unrealized appreciation (depreciation)	(42,976)	129,833
Net increase (decrease) in net assets resulting from operations	235,632	379,743
Distributions to shareholders from net investment income	(178,448)	(167,986)
Distributions to shareholders from net realized gain	(75,798)	(46,402)
Total distributions	(254,246)	(214,388)
Share transactions Net proceeds from sales of shares	2,218,518	2,992,179
Reinvestment of distributions	248,315	208,653
Cost of shares redeemed	(2,414,805)	(1,602,910)
Net increase (decrease) in net assets resulting from share transactions	52,028	1,597,922
Total increase (decrease) in net assets	33,414	1,763,277

Net Assets
Beginning of period	4,845,049	3,081,772
End of period (including undistributed net investment income of $5,875 and undistributed net investment income of $6,874, respectively)	$ 4,878,463	$ 4,845,049
Other Information Shares
Sold	196,311	270,177
Issued in reinvestment of distributions	22,029	18,804
Redeemed	(214,252)	(144,994)
Net increase (decrease)	4,088	143,987

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2004 D	2003	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 10.90	$ 10.72	$ 10.17	$ 10.80
Income from Investment Operations
Net investment income (loss) B	.413	.505	.597 E	.708	.678
Net realized and unrealized gain (loss)	.153	.569	.184 E	.561	(.573)
Total from investment operations	.566	1.074	.781	1.269	.105
Distributions from net investment income	(.416)	(.494)	(.601)	(.719)	(.675)
Distributions from net realized gain	(.180)	(.120)	-	-	(.054)
Distributions in excess of net realized gain	-	-	-	-	(.006)
Total distributions	(.596)	(.614)	(.601)	(.719)	(.735)
Net asset value, end of period	$ 11.33	$ 11.36	$ 10.90	$ 10.72	$ 10.17
Total Return A	5.14%	10.15%	7.48%	12.95%	1.03%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.49%	.51%	.50%	.50%
Expenses net of voluntary waivers, if any	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.32%	.32%	.31%	.31%	.31%
Net investment income (loss)	3.65%	4.56%	5.54% E	6.84%	6.53%
Supplemental Data
Net assets, end of period (in millions)	$ 4,878	$ 4,845	$ 3,082	$ 2,142	$ 1,538
Portfolio turnover rate	217%	204%	178%	144%	133%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D For the year ended February 29.

E Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 137,063
Unrealized depreciation	(6,747)
Net unrealized appreciation (depreciation)	130,316
Undistributed ordinary income	29,374
Undistributed long-term capital gain	14,981

Cost for federal income tax purposes	$ 5,878,227

The tax character of distributions paid was as follows:

	February 29, 2004	February 28, 2003
Ordinary Income	$ 220,887	$ 202,787
Long-term Capital Gains	33,359	11,601
Total	$ 254,246	$ 214,388

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in

Annual Report

2. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may

Annual Report

2. Operating Policies - continued

Financing Transactions - contiued

enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .32% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,675 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .32% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $8,092.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $66, respectively.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Concord Street Trust) at February 29, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 7, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of U.S. Bond Index (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Concord Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997

Vice President of U.S. Bond Index. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of U.S. Bond Index. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Ford O'Neil (41)

Year of Election or Appointment: 2001

Vice President of U.S. Bond Index. Mr. O'Neil is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of U.S. Bond Index. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of U.S. Bond Index. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of U.S. Bond Index. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of U.S. Bond Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of U.S. Bond Index. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of U.S. Bond Index. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1990 Assistant Treasurer of U.S. Bond Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of U.S. Bond Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of U.S. Bond Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of U.S. Bond Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity U.S. Bond Index Fund voted to pay on April 5, 2004, to shareholders of record at the opening of business on April 2, 2004, a distribution of $.06 per share derived from capital gains realized from sales of portfolio securities.

A total of 19.98% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

UBI-UANN-0404
1.790916.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds

Annual Report

(2_fidelity_logos) (Registered_Trademark)

February 29, 2004

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.

Spartan Total Market Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Prospectus	P-1

For a free copy of the funds' proxy voting guidelines, visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Life of fundA
Spartan Total Market Index Fund	42.07%	1.06%	4.82%

A From November 5, 1997

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund on November 5, 1997, when the fund started. The chart shows what the value of your investment would have been, and also shows how the Wilshire 5000 Index did over the same period.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Comments from Jacques Perold, Portfolio Manager of Spartan Total Market Index Fund

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

The fund gained 42.07% during the 12 months ending February 29, 2004. This result was in line with the gain of 42.47% for the Wilshire® 5000 Total Market Index, the fund's benchmark and the broadest index of U.S. stock market performance. In addition, the fund's peer group - the LipperSM Growth & Income Funds Average - rose 38.17%. Semiconductor stocks such as Intel continued to bounce back from one of the industry's most brutal slowdowns. As demand for computer chips and memory recovered, Intel saw its revenues and earnings increase. Elsewhere in the technology sector, networking giant Cisco Systems had a significant positive impact on performance. Cisco rose as investors anticipated stronger future demand for its tech products. In the financial sector, Citigroup, the world's largest financial services company, benefited from the strengthening earnings of its previously depressed investment banking unit. Despite the market's strong showing overall, some holdings held back returns. One minor detractor was media company InterActiveCorp. The company's stock fell in line with reduced earnings expectations. In the health care sector, Tenet Healthcare and HealthSouth also hurt performance. Both saw substantial declines resulting from accounting scandals.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	2.4	2.5
Microsoft Corp.	2.1	2.4
Pfizer, Inc.	2.0	2.0
Exxon Mobil Corp.	2.0	2.1
Citigroup, Inc.	1.9	1.9
Wal-Mart Stores, Inc.	1.9	2.2
American International Group, Inc.	1.4	1.3
Intel Corp.	1.4	1.6
International Business Machines Corp.	1.2	1.2
Johnson & Johnson	1.2	1.2
	17.5
Market Sectors as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	21.2
Information Technology	16.8	16.8
Health Care	13.1	13.3
Consumer Discretionary	12.9	13.2
Industrials	9.8	10.1
Consumer Staples	9.4	9.5
Energy	5.7	5.5
Materials	3.0	2.9
Telecommunication Services	3.0	3.0
Utilities	2.9	2.8

Annual Report

Spartan Total Market Index Fund

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	11,055	$ 154,659
American Axle & Manufacturing Holdings, Inc. (a)	8,765	333,158
ArvinMeritor, Inc.	9,643	217,546
Bandag, Inc.	4,123	198,316
BorgWarner, Inc.	5,511	497,092
Collins & Aikman Corp. (a)	7,956	42,246
Cooper Tire & Rubber Co.	9,999	199,480
Dana Corp.	25,991	555,947
Delphi Corp.	99,187	1,011,707
Drew Industries, Inc. (a)	3,776	137,484
Dura Automotive Systems, Inc. Class A (a)	3,788	48,486
Gentex Corp.	12,622	514,473
Goodyear Tire & Rubber Co. (a)	36,752	309,452
Hayes Lemmerz International, Inc. (a)	10,596	167,417
IMPCO Technologies, Inc. (a)	3,000	21,150
Intermet Corp.	5,300	25,228
Johnson Controls, Inc.	27,903	1,627,303
Keystone Automotive Industries, Inc. (a)	2,721	72,814
Lear Corp.	10,230	630,475
LKQ Corp.	2,617	49,200
Midas, Inc. (a)	1,400	24,262
Modine Manufacturing Co.	6,000	170,700
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	15,342	141,146
Raytech Corp. (a)	11,445	38,226
Rockford Corp. (a)	2,500	15,125
Sauer-Danfoss, Inc.	7,425	110,187
Spartan Motors, Inc.	3,200	35,200
Sports Resorts International, Inc. (a)	7,638	35,822
Standard Motor Products, Inc.	4,236	58,796
Stoneridge, Inc. (a)	3,200	48,480
Strattec Security Corp. (a)	654	41,320
Superior Industries International, Inc.	3,800	129,960
Tenneco Automotive, Inc. (a)	6,360	85,160
Tower Automotive, Inc.	3,400	20,638
Visteon Corp.	20,475	206,798
		7,975,453
Automobiles - 0.5%
Coachmen Industries, Inc.	3,261	53,839
Fleetwood Enterprises, Inc. (a)	6,099	80,202
Ford Motor Co.	301,074	4,139,768
General Motors Corp.	91,175	4,387,341
Harley-Davidson, Inc.	50,264	2,670,024
Monaco Coach Corp. (a)	4,738	135,033
National R.V. Holdings, Inc. (a)	300	3,114
Thor Industries, Inc.	11,649	345,859
Winnebago Industries, Inc.	2,295	153,283
		11,968,463

	Shares	Value (Note 1)
Distributors - 0.0%
Advanced Marketing Services, Inc.	1,300	$ 14,066
All American Semiconductor, Inc. (a)	3,800	24,814
Blue Rhino Corp. (a)	2,858	47,900
Genuine Parts Co.	25,269	877,592
Handleman Co.	2,323	51,989
Jaco Electronics, Inc. (a)	1,950	12,792
Source Interlink Companies, Inc. (a)	4,300	47,945
WESCO International, Inc. (a)	5,100	66,300
		1,143,398
Hotels, Restaurants & Leisure - 1.7%
Alliance Gaming Corp. (a)	6,712	162,833
Ameristar Casinos, Inc. (a)	4,900	125,048
Applebee's International, Inc.	10,564	432,173
Argosy Gaming Co. (a)	7,993	247,303
Aztar Corp. (a)	8,919	199,161
Bally Total Fitness Holding Corp. (a)	6,262	38,386
Bob Evans Farms, Inc.	5,500	186,065
Boca Resorts, Inc. Class A (a)	4,098	71,879
Boyd Gaming Corp.	10,400	211,952
Brinker International, Inc. (a)	15,863	596,925
Buca, Inc. (a)	3,878	25,634
Caesars Entertainment, Inc. (a)	48,601	597,792
California Pizza Kitchen, Inc. (a)	3,723	68,317
Carnival Corp. unit	102,429	4,544,775
CBRL Group, Inc.	9,003	341,934
CEC Entertainment, Inc. (a)	3,500	190,995
Cedar Fair LP (depository unit)	6,754	232,067
Champps Entertainment, Inc. (a)	1,600	14,144
Chicago Pizza & Brewery, Inc. (a)	2,100	30,618
Choice Hotels International, Inc.	6,984	306,248
Churchill Downs, Inc.	2,200	82,566
CKE Restaurants, Inc. (a)	10,567	91,405
Darden Restaurants, Inc.	26,991	658,580
Dave & Buster's, Inc. (a)	3,344	48,421
Dover Downs Gaming & Entertainment, Inc.	980	10,741
Dover Motorsports, Inc.	9,735	36,701
Extended Stay America, Inc.	13,626	211,748
Garden Fresh Restaurant Corp. (a)	2,798	45,356
Gaylord Entertainment Co. (a)	8,899	259,406
GTECH Holdings Corp.	9,024	529,980
Harrah's Entertainment, Inc.	15,868	824,343
Hilton Hotels Corp.	58,046	930,477
IHOP Corp.	3,412	128,769
International Game Technology	59,132	2,320,340
International Speedway Corp. Class A	7,982	356,396
Interstate Hotels & Resorts, Inc. (a)	156	911
Isle of Capri Casinos, Inc. (a)	6,200	142,476
Jack in the Box, Inc. (a)	5,416	134,696
Krispy Kreme Doughnuts, Inc. (a)	10,025	385,562
La Quinta Corp. unit (a)	24,883	192,346
Lakes Entertainment, Inc. (a)	6,175	171,048
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Landry's Seafood Restaurants, Inc.	4,001	$ 119,430
Littlefield Corp. (a)	2,100	1,365
Lodgian, Inc.:
warrants 11/27/07 (a)	2	1
warrants 11/25/09 (a)	8	5
Lone Star Steakhouse & Saloon, Inc.	4,300	116,831
Mandalay Resort Group	9,382	482,235
Marcus Corp.	2,746	48,028
Marriott International, Inc. Class A	35,032	1,563,478
McDonald's Corp.	205,033	5,802,434
MGM MIRAGE (a)	21,103	919,036
MTR Gaming Group, Inc. (a)	5,600	55,440
Multimedia Games, Inc. (a)	2,156	90,552
Navigant International, Inc. (a)	3,100	54,064
O'Charleys, Inc. (a)	3,850	70,263
Orbitz, Inc. Class A	6,162	160,890
Outback Steakhouse, Inc.	13,532	654,813
P.F. Chang's China Bistro, Inc. (a)	3,900	189,813
Panera Bread Co. Class A (a)	4,200	162,792
Papa John's International, Inc. (a)	3,500	128,870
Penn National Gaming, Inc. (a)	6,200	162,812
Pinnacle Entertainment, Inc. (a)	14,294	209,121
Prime Hospitality Corp. (a)	8,455	90,384
Rare Hospitality International, Inc. (a)	6,075	173,867
Red Robin Gourmet Burgers, Inc. (a)	1,748	54,101
Royal Caribbean Cruises Ltd.	33,217	1,469,852
Rubio's Restaurants, Inc. (a)	4,819	26,505
Ruby Tuesday, Inc.	9,080	287,654
Ryan's Family Steak Houses, Inc. (a)	8,100	140,940
Schlotzskys, Inc. (a)	100	231
Scientific Games Corp. Class A (a)	8,600	145,426
Shuffle Master, Inc. (a)	3,311	138,002
Six Flags, Inc. (a)	12,400	91,884
Sonic Corp. (a)	5,487	186,064
Speedway Motorsports, Inc.	5,900	182,369
Starbucks Corp. (a)	64,755	2,422,485
Starwood Hotels & Resorts Worldwide, Inc. unit (a)	31,364	1,223,510
Station Casinos, Inc.	10,370	389,912
Steak n Shake Co. (a)	2,584	51,163
The Cheesecake Factory, Inc. (a)	7,676	362,537
Total Entertainment Restaurant Corp. (a)	2,700	37,827
Triarc Companies, Inc. Class B	6,030	66,933
Trump Hotels & Casino Resorts, Inc. (a)	700	1,680
Vail Resorts, Inc. (a)	4,906	83,402
Wendy's International, Inc.	18,033	733,402
WMS Industries, Inc. (a)	8,244	219,043
Wyndham International, Inc. Class A (a)	5,212	5,837
Wynn Resorts Ltd. (a)	5,700	207,138
Yum! Brands, Inc. (a)	44,896	1,662,499
		37,633,437

	Shares	Value (Note 1)
Household Durables - 0.9%
Advanced Lighting Technologies, Inc. (a)	4,600	$ 1,426
American Biltrite, Inc.	400	4,324
American Greetings Corp. Class A (a)	9,357	212,123
Applica, Inc.	3,200	31,840
Bassett Furniture Industries, Inc.	1,800	37,242
Beazer Homes USA, Inc.	2,771	296,220
Black & Decker Corp.	12,993	669,659
Blount International, Inc. (a)	2,869	26,710
Blyth, Inc.	9,084	308,402
Boston Acoustics, Inc.	100	1,380
Brookfield Homes Corp.	5,874	167,115
Bush Industries, Inc. Class A (a)	1,700	4,318
Cavco Industries, Inc. (a)	375	14,250
Centex Corp.	9,287	991,852
Champion Enterprises, Inc. (a)	9,132	97,256
Chromcraft Revington, Inc. (a)	2,200	30,184
Cobra Electronics Corp. (a)	1,200	10,680
Craftmade International, Inc.	1,700	44,710
CSS Industries, Inc.	1,556	48,609
D.R. Horton, Inc.	37,243	1,183,955
Department 56, Inc. (a)	2,200	30,822
Dixie Group, Inc. (a)	2,900	34,510
Dominion Homes, Inc. (a)	300	10,383
Enesco Group, Inc. (a)	4,629	48,373
Ethan Allen Interiors, Inc.	7,178	312,028
Fedders Corp.	3,300	22,110
Flexsteel Industries, Inc.	1,700	35,936
Foamex International, Inc. (a)	5,300	19,663
Fortune Brands, Inc.	24,716	1,766,700
Furniture Brands International, Inc.	10,345	339,833
Harman International Industries, Inc.	10,834	844,944
Helen of Troy Ltd. (a)	4,390	127,881
Hovnanian Enterprises, Inc. Class A (a)	4,572	368,915
Interface, Inc. Class A (a)	9,800	73,892
Jarden Corp. (a)	3,750	133,125
Juno Lighting, Inc. (a)	1,500	41,175
KB Home	6,215	449,655
Kimball International, Inc. Class B	4,000	67,720
Koss Corp.	1,300	34,450
La-Z-Boy, Inc.	7,662	174,081
Leggett & Platt, Inc.	31,308	766,107
Lennar Corp. Class A	23,717	1,172,806
Libbey, Inc.	1,691	47,991
Lifetime Hoan Corp.	300	4,722
M.D.C. Holdings, Inc.	4,667	328,697
M/I Schottenstein Homes, Inc.	2,316	104,127
Maytag Corp.	13,362	377,209
Meritage Corp. (a)	1,693	125,417
Mestek, Inc. (a)	300	5,505
MITY Enterprises, Inc. (a)	2,300	43,700
Mohawk Industries, Inc. (a)	9,385	781,771
National Presto Industries, Inc.	1,000	38,540
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	45,289	$ 1,158,946
NVR, Inc. (a)	979	452,788
Oneida Ltd.	400	1,968
Palm Harbor Homes, Inc. (a)	4,917	102,519
Pulte Homes, Inc.	18,975	1,001,121
Russ Berrie & Co., Inc.	2,935	105,660
Ryland Group, Inc.	3,416	292,820
Salton, Inc. (a)	1,800	18,324
Skyline Corp.	1,289	52,217
Snap-On, Inc.	10,615	339,680
Standard Pacific Corp.	4,405	230,426
Stanley Furniture Co., Inc.	1,100	41,503
Technical Olympic USA, Inc. (a)	6,538	183,326
Tempur-Pedic International, Inc.	5,600	92,960
The Rowe Companies (a)	1,000	4,640
The Stanley Works	13,971	541,097
Toll Brothers, Inc. (a)	10,826	475,261
Tripath Technology, Inc. (a)	1,600	8,832
Tupperware Corp.	14,481	276,587
Universal Electronics, Inc. (a)	3,400	43,350
Virco Manufacturing Co.	2,613	18,997
WCI Communities, Inc. (a)	8,795	201,757
WestPoint Stevens, Inc. (a)	13,900	278
Whirlpool Corp.	10,172	741,946
William Lyon Homes, Inc. (a)	1,048	85,946
Yankee Candle Co., Inc. (a)	7,600	213,104
		19,601,096
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	4,800	45,072
Alloy, Inc. (a)	5,800	31,088
Amazon.com, Inc. (a)	65,385	2,821,363
Audible, Inc. (a)	3,900	11,973
Barnesandnoble.com LLC Class A (a)	9,908	30,021
Blair Corp.	400	10,680
Bluefly, Inc. (a)	2,800	10,388
Coldwater Creek, Inc. (a)	9,843	193,710
Drugstore.com, Inc. (a)	7,303	42,796
eBay, Inc. (a)	105,567	7,269,344
GSI Commerce, Inc. (a)	5,379	50,670
Hollywood Media Corp. (a)	1,200	3,648
Insight Enterprises, Inc. (a)	7,275	154,739
InterActiveCorp (a)	105,770	3,444,929
J. Jill Group, Inc. (a)	3,147	48,590
MediaBay, Inc. (a)	800	704
Netflix, Inc.	5,962	205,093
Overstock.com, Inc. (a)	2,492	73,016
PC Mall, Inc. (a)	500	7,675
Priceline.com, Inc. (a)	5,439	125,151
Stamps.com, Inc.	8,125	46,150
Student Advantage, Inc. (a)	5	5
Summit America Television, Inc. (a)	5,100	20,400

	Shares	Value (Note 1)
Systemax, Inc. (a)	6,390	$ 39,362
ValueVision Media, Inc. Class A (a)	5,600	93,520
		14,780,087
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc.	2,500	34,125
Adams Golf, Inc. (a)	400	432
Arctic Cat, Inc.	5,000	126,300
Boyds Collection, Ltd. (a)	4,962	18,260
Brunswick Corp.	16,599	653,337
Callaway Golf Co.	10,800	201,636
Concord Camera Corp. (a)	3,084	19,368
Eastman Kodak Co.	48,251	1,377,084
Hasbro, Inc.	33,465	731,880
Huffy Corp. (a)	300	1,185
JAKKS Pacific, Inc. (a)	4,540	65,785
Johnson Outdoors, Inc. Class A (a)	2,300	43,401
K2, Inc. (a)	3,213	55,649
Leapfrog Enterprises, Inc. Class A (a)	4,328	111,446
Marine Products Corp.	5,084	111,340
MarineMax, Inc. (a)	2,572	68,338
Marvel Enterprises, Inc. (a)	11,758	402,712
Mattel, Inc.	72,450	1,376,550
Meade Instruments Corp. (a)	2,600	9,727
Nautilus Group, Inc.	5,025	82,109
Oakley, Inc.	18,053	272,420
Polaris Industries, Inc.	4,164	352,649
RC2 Corp. (a)	3,021	76,824
SCP Pool Corp. (a)	6,300	228,375
Sturm Ruger & Co., Inc.	3,560	46,707
		6,467,639
Media - 4.4%
4Kids Entertainment, Inc. (a)	2,362	63,231
ACME Communications, Inc. (a)	5,032	48,559
ADVO, Inc.	4,500	145,395
AMC Entertainment, Inc. (a)	4,300	61,705
APAC Customer Services, Inc. (a)	4,300	12,298
Ballantyne of Omaha, Inc. (a)	100	275
Belo Corp. Series A	22,074	615,865
Brilliant Digital Entertainment, Inc. (a)	500	120
Cablevision Systems Corp. - NY Group Class A (a)	35,617	907,521
Carmike Cinemas, Inc. (a)	1,494	53,351
Catalina Marketing Corp. (a)	14,092	246,187
Championship Auto Racing Teams, Inc. (a)	4,500	473
Charter Communications, Inc. Class A (a)	58,659	266,312
Citadel Broadcasting Corp.	3,000	56,100
Clear Channel Communications, Inc.	101,163	4,354,056
Comcast Corp. Class A (a)	369,269	11,092,841
Courier Corp.	1,674	75,665
Cox Communications, Inc. Class A (a)	97,605	3,162,402
Cox Radio, Inc. Class A (a)	5,776	126,783
Crown Media Holdings, Inc. Class A (a)	8,094	67,099
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Cumulus Media, Inc. Class A (a)	12,017	$ 239,138
Digital Generation Systems, Inc. (a)	18,345	32,085
Dow Jones & Co., Inc.	13,044	635,243
E.W. Scripps Co. Class A	12,349	1,202,299
EchoStar Communications Corp. Class A (a)	42,064	1,519,352
Emmis Communications Corp. Class A (a)	7,767	196,505
Entercom Communications Corp. Class A (a)	8,040	371,126
Entravision Communications Corp. Class A (a)	8,800	84,480
Equity Marketing, Inc. (a)	2,241	33,839
Fisher Communications, Inc. (a)	767	39,040
Fox Entertainment Group, Inc. Class A (a)	68,920	2,000,058
Gannett Co., Inc.	42,753	3,688,301
Gemstar-TV Guide International, Inc. (a)	81,295	588,576
Getty Images, Inc. (a)	9,248	471,278
Gray Television, Inc.	7,281	101,934
Gray Television, Inc. Class A	5,601	77,574
Grey Global Group, Inc.	154	105,028
Harris Interactive, Inc. (a)	5,250	45,045
Harte-Hanks, Inc.	15,614	345,850
Hearst-Argyle Television, Inc.	7,305	192,487
Hollinger International, Inc. Class A	17,300	321,780
Hughes Electronics Corp. (a)	151,567	2,628,172
Image Entertainment, Inc. (a)	700	2,457
Information Holdings, Inc. (a)	3,591	79,002
Insight Communications, Inc. Class A (a)	6,700	65,325
Interactive Data Corp. (a)	18,418	322,131
Interep National Radio Sales, Inc. Class A (a)	2,900	6,525
Interpublic Group of Companies, Inc. (a)	64,997	1,101,699
John Wiley & Sons, Inc. Class A	12,825	337,169
Journal Communications, Inc. Class A	3,840	70,387
Journal Register Co. (a)	5,900	118,708
K-Tel International, Inc. (a)	4,000	840
Knight-Ridder, Inc.	11,764	879,477
Lamar Advertising Co. Class A (a)	14,196	563,581
Lee Enterprises, Inc.	8,430	380,109
Liberty Corp., South Carolina	3,000	151,500
Liberty Media Corp. Class A (a)	446,665	5,091,981
LIN TV Corp. Class A (a)	2,700	60,237
LodgeNet Entertainment Corp. (a)	2,961	56,259
Martha Stewart Living Omnimedia, Inc. Class A (a)	3,281	47,673
McGraw-Hill Companies, Inc.	29,658	2,318,366
Media General, Inc. Class A	3,532	228,874
Media Services Group, Inc. (a)	11	31
Mediacom Communications Corp. Class A (a)	13,450	111,501
Meredith Corp.	7,858	395,257

	Shares	Value (Note 1)
Metro-Goldwyn-Mayer, Inc. (a)	40,287	$ 690,922
Moscow CableCom Corp. (a)	1,700	14,450
Navarre Corp. (a)	5,800	39,730
New Frontier Media, Inc. (a)	5,000	42,450
NTL, Inc. (a)	13,600	932,416
Omnicom Group, Inc.	30,409	2,487,456
PanAmSat Corp. (a)	23,892	545,932
Paxson Communications Corp. Class A (a)	8,600	34,314
Pegasus Communications Corp. Class A (a)	793	25,558
Penton Media, Inc. (a)	7,900	8,137
Pixar (a)	9,321	612,763
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	3,722	56,984
PRIMEDIA, Inc. (a)	31,815	87,491
ProQuest Co. (a)	4,200	126,252
Pulitzer, Inc.	1,534	79,154
R.H. Donnelley Corp. (a)	4,500	195,075
Radio One, Inc. Class A (a)	22,980	418,006
Radio Unica Communications Corp. (a)	2,900	2,016
RCN Corp. (a)	10,328	2,892
Reader's Digest Association, Inc. (non-vtg.)	14,480	195,480
Regal Entertainment Group Class A	10,174	207,041
Regent Communication, Inc. (a)	6,194	41,686
Rentrak Corp. (a)	600	5,640
Saga Communications, Inc. Class A (a)	932	17,335
Salem Communications Corp. Class A (a)	1,687	40,859
Scholastic Corp. (a)	8,165	261,688
Sinclair Broadcast Group, Inc. Class A (a)	7,200	90,432
Sirius Satellite Radio, Inc. (a)	175,826	516,928
Spanish Broadcasting System, Inc. Class A (a)	6,800	76,160
The McClatchy Co. Class A	9,069	621,952
The New York Times Co. Class A	22,657	1,034,065
theglobe.com, Inc. (a)	6,400	7,552
Thomas Nelson, Inc.	6,641	166,556
Time Warner, Inc. (a)	740,646	12,776,144
TiVo, Inc. (a)	8,765	93,698
Tribune Co.	48,191	2,406,659
UnitedGlobalCom, Inc. Class A (a)	29,071	275,884
Univision Communications, Inc. Class A (a)	53,738	1,914,685
Value Line, Inc.	1,654	80,666
Viacom, Inc. Class B (non-vtg.)	286,845	11,032,059
Walt Disney Co.	333,554	8,849,188
Washington Post Co. Class B	1,556	1,393,709
Westwood One, Inc. (a)	15,590	481,731
World Wrestling Entertainment, Inc. Class A	4,881	66,138
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
XM Satellite Radio Holdings, Inc. Class A (a)	33,289	$ 814,915
Young Broadcasting, Inc. Class A (a)	3,209	61,934
		98,597,299
Multiline Retail - 1.0%
99 Cents Only Stores (a)	12,308	318,162
Big Lots, Inc. (a)	16,188	233,107
Dillard's, Inc. Class A	19,546	344,010
Dollar General Corp.	55,670	1,218,616
Dollar Tree Stores, Inc. (a)	18,898	583,948
Factory 2-U Stores, Inc. (a)	2,801	4,398
Family Dollar Stores, Inc.	27,018	1,027,765
Federated Department Stores, Inc.	28,977	1,517,525
Fred's, Inc. Class A	5,887	164,012
JCPenney Co., Inc.	46,618	1,439,098
Kmart Holding Corp. (a)	15,214	456,420
Kohl's Corp. (a)	56,603	2,915,055
Neiman Marcus Group, Inc. Class A	7,963	449,750
Nordstrom, Inc.	21,358	835,952
Retail Ventures, Inc. (a)	1,044	6,243
Saks, Inc. (a)	20,142	350,874
Sears, Roebuck & Co.	41,814	1,965,676
ShopKo Stores, Inc. (a)	5,100	77,877
Target Corp.	147,728	6,494,123
The May Department Stores Co.	46,084	1,623,078
Tuesday Morning Corp. (a)	9,086	299,838
		22,325,527
Specialty Retail - 2.6%
Aaron Rents, Inc.	5,392	126,712
Abercrombie & Fitch Co. Class A	15,133	477,143
AC Moore Arts & Crafts, Inc. (a)	3,100	70,525
Advance Auto Parts, Inc. (a)	12,636	498,490
Aeropostale, Inc. (a)	4,902	168,139
America's Car Mart, Inc. (a)	1,759	46,227
American Eagle Outfitters, Inc. (a)	9,996	243,802
AnnTaylor Stores Corp. (a)	7,697	352,523
Asbury Automotive Group, Inc. (a)	3,100	55,335
AutoNation, Inc. (a)	44,932	749,466
AutoZone, Inc. (a)	14,265	1,279,571
Barnes & Noble, Inc. (a)	11,021	384,633
bebe Stores, Inc. (a)	3,889	110,059
Bed Bath & Beyond, Inc. (a)	49,356	2,017,673
Best Buy Co., Inc.	52,914	2,817,671
Big 5 Sporting Goods Corp. (a)	2,427	60,991
Blockbuster, Inc. Class A	4,800	82,464
Boise Cascade Corp.	15,277	514,835
Books-A-Million, Inc. (a)	4,300	24,123
Borders Group, Inc.	10,839	260,136
Brookstone Co., Inc. (a)	600	14,850
Building Material Holding Corp.	3,005	51,025

	Shares	Value (Note 1)
Burlington Coat Factory Warehouse Corp.	6,625	$ 126,869
Cache, Inc. (a)	1,870	51,893
CarMax, Inc. (a)	16,866	573,444
Casual Male Retail Group, Inc. (a)	6,784	57,664
Cato Corp. Class A	3,646	76,092
Charlotte Russe Holding, Inc. (a)	4,119	62,526
Charming Shoppes, Inc. (a)	18,327	120,042
Chico's FAS, Inc. (a)	16,753	716,191
Christopher & Banks Corp.	5,496	102,390
Circuit City Stores, Inc.	38,748	433,203
Claire's Stores, Inc.	17,479	353,425
Cole National Corp. Class A (a)	1,000	22,070
Cost Plus, Inc. (a)	3,425	132,685
CSK Auto Corp. (a)	7,080	136,502
Deb Shops, Inc.	1,991	45,952
Dick's Sporting Goods, Inc. (a)	2,035	117,969
Dress Barn, Inc. (a)	3,940	66,704
E Com Ventures, Inc. (a)	325	3,413
Electronics Boutique Holding Corp. (a)	3,500	95,235
Emerging Vision, Inc. (a)	3,800	608
Finish Line, Inc. Class A (a)	3,064	106,045
Finlay Enterprises, Inc. (a)	2,500	46,350
Foot Locker, Inc.	24,525	642,555
Friedmans, Inc. Class A	3,499	25,403
Gadzooks, Inc. (a)	2,363	3,096
Galyan's Trading Co., Inc. (a)	3,169	27,222
GameStop Corp. Class A (a)	3,305	61,638
Gap, Inc.	147,084	3,059,347
Genesco, Inc. (a)	3,841	77,281
Goody's Family Clothing, Inc.	5,846	54,952
Group 1 Automotive, Inc. (a)	3,200	116,480
Guess?, Inc. (a)	8,485	131,518
Guitar Center, Inc. (a)	3,824	138,964
Gymboree Corp. (a)	4,858	71,656
Hancock Fabrics, Inc.	1,100	18,535
Haverty Furniture Companies, Inc.	3,675	78,388
Hibbett Sporting Goods, Inc. (a)	3,394	116,855
Hollywood Entertainment Corp. (a)	7,000	78,750
Home Depot, Inc.	369,869	13,429,943
Hot Topic, Inc. (a)	6,951	201,788
Jo-Ann Stores, Inc. (a)	2,760	74,189
Jos. A. Bank Clothiers, Inc. (a)	1,807	59,631
Kirkland's, Inc. (a)	2,250	33,075
Limited Brands, Inc.	84,688	1,672,588
Linens 'N Things, Inc. (a)	6,091	206,485
Lithia Motors, Inc. Class A	1,827	50,389
Lowe's Companies, Inc.	128,036	7,170,016
Major Automotive Companies, Inc. (a)	850	927
Michaels Stores, Inc.	10,725	515,229
Monro Muffler Brake, Inc. (a)	1,650	39,567
Mothers Work, Inc. (a)	1,000	26,830
Movie Gallery, Inc.	5,200	104,000
O'Reilly Automotive, Inc. (a)	8,037	326,543
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. (a)	51,023	$ 889,331
Pacific Sunwear of California, Inc. (a)	12,622	302,549
Party City Corp. (a)	1,200	18,480
Payless ShoeSource, Inc. (a)	8,583	114,583
PC Connection, Inc. (a)	2,250	19,283
PETCO Animal Supplies, Inc. (a)	2,600	84,448
PETsMART, Inc.	22,694	615,915
Pier 1 Imports, Inc.	16,312	381,864
Pomeroy IT Solutions, Inc.	2,861	42,514
RadioShack Corp.	29,220	1,009,843
Rainbow Rentals, Inc. (a)	900	14,229
Regis Corp.	7,865	339,925
Rent-A-Center, Inc. (a)	12,948	420,939
Rent-Way, Inc. (a)	2,570	21,023
Restoration Hardware, Inc. (a)	5,009	23,292
Rex Stores Corp. (a)	2,942	40,658
Ross Stores, Inc.	23,423	750,707
Select Comfort Corp. (a)	4,992	135,133
Sharper Image Corp. (a)	1,984	70,690
Sherwin-Williams Co.	21,649	757,715
Shoe Carnival, Inc. (a)	2,589	39,586
Sonic Automotive, Inc. Class A	3,200	78,720
Sport Chalet (a)	100	1,194
Sports Authority, Inc. (a)	3,198	132,653
Stage Stores, Inc. (a)	3,100	110,639
Staples, Inc. (a)	79,641	2,088,187
Stein Mart, Inc. (a)	16,291	179,690
Talbots, Inc.	9,839	333,542
TBC Corp. (a)	4,122	113,602
The Bombay Company, Inc. (a)	3,834	26,378
The Buckle, Inc.	1,956	50,328
The Children's Place Retail Stores, Inc. (a)	4,504	138,003
The Men's Wearhouse, Inc. (a)	5,332	139,325
The Pep Boys - Manny, Moe & Jack	7,900	186,361
Tiffany & Co., Inc.	22,809	959,118
TJX Companies, Inc.	82,370	1,939,814
Too, Inc. (a)	7,182	137,751
Toys 'R' Us, Inc. (a)	35,608	559,046
Tractor Supply Co. (a)	5,690	243,646
Trans World Entertainment Corp. (a)	2,900	26,100
Tweeter Home Entertainment Group, Inc. (a)	4,092	45,135
Ultimate Electronics, Inc. (a)	2,716	19,854
United Auto Group, Inc.	5,913	167,811
Urban Outfitters, Inc. (a)	6,200	270,382
Weight Watchers International, Inc. (a)	16,514	619,605
West Marine, Inc. (a)	3,200	95,200
Wet Seal, Inc. Class A (a)	4,800	39,936
Whitehall Jewellers, Inc. (a)	800	7,512
Williams-Sonoma, Inc. (a)	19,222	614,912

	Shares	Value (Note 1)
Wilsons Leather Experts, Inc. (a)	3,977	$ 11,732
YouthStream Media Networks, Inc. (a)	1,300	247
Zale Corp. (a)	5,682	324,954
Zones, Inc. (a)	4,000	12,280
		58,233,869
Textiles Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	400	3,356
Brown Shoe Co., Inc.	3,100	122,109
Candies, Inc. (a)	6,400	14,080
Carter's, Inc.	7,863	235,890
Cherokee, Inc.	1,848	39,011
Coach, Inc. (a)	29,001	1,149,310
Columbia Sportswear Co. (a)	8,380	435,844
DHB Industries, Inc. (a)	8,958	50,613
Everlast Worldwide, Inc. (a)	1,000	2,830
Fossil, Inc. (a)	11,478	398,975
Jones Apparel Group, Inc.	20,095	749,544
K-Swiss, Inc. Class A	4,824	116,017
Kellwood Co.	3,485	146,231
Kenneth Cole Productions, Inc. Class A	3,406	114,987
Liz Claiborne, Inc.	16,641	614,053
Maxwell Shoe Co., Inc. Class A (a)	7,941	175,496
Movado Group, Inc.	4,267	130,186
NIKE, Inc. Class B	42,641	3,123,453
Oshkosh B'Gosh, Inc. Class A	2,500	55,025
Oxford Industries, Inc.	2,650	116,468
Perry Ellis International, Inc. (a)	1,632	40,392
Phillips-Van Heusen Corp.	2,763	52,829
Polo Ralph Lauren Corp. Class A	9,870	331,336
Polymer Group, Inc.:
Class A, warrants 3/4/10 (a)	6	0
Class B (a)	5	61
Class B, warrants 3/4/10 (a)	6	0
Quaker Fabric Corp.	3,800	32,604
Quiksilver, Inc. (a)	7,200	141,264
Reebok International Ltd.	8,441	336,036
Russell Corp.	3,346	58,689
Samsonite Corp. (a)	1,446	897
Saucony, Inc. Class B	1,960	46,942
Skechers U.S.A., Inc. Class A (a)	3,466	43,706
Steven Madden Ltd. (a)	2,732	52,263
Stride Rite Corp.	7,198	85,440
Superior Uniform Group, Inc.	1,000	15,210
Tarrant Apparel Group (a)	2,700	7,398
Timberland Co. Class A (a)	5,060	312,404
Tropical Sportswear International Corp. (a)	100	137
Unifi, Inc. (a)	6,069	28,646
Unifirst Corp.	1,100	30,371
Vans, Inc. (a)	4,768	57,979
VF Corp.	17,134	769,831
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	13,384	$ 234,220
Wolverine World Wide, Inc.	11,292	265,927
		10,738,060
TOTAL CONSUMER DISCRETIONARY		289,464,328
CONSUMER STAPLES - 9.4%
Beverages - 2.1%
Adolph Coors Co. Class B	4,617	312,940
Anheuser-Busch Companies, Inc.	130,154	6,926,796
Boston Beer Co., Inc. Class A (a)	600	10,650
Brown-Forman Corp. Class B (non-vtg.)	16,854	823,486
Chalone Wine Group, Ltd. (a)	200	1,816
Coca-Cola Bottling Co. Consolidated	921	47,892
Coca-Cola Enterprises, Inc.	72,573	1,691,677
Constellation Brands, Inc. Class A (a)	14,498	459,587
National Beverage Corp. (a)	3,123	55,589
Pepsi Bottling Group, Inc.	43,703	1,264,328
PepsiAmericas, Inc.	25,058	480,612
PepsiCo, Inc.	279,005	14,480,360
Robert Mondavi Corp. Class A (a)	2,200	82,214
The Coca-Cola Co.	398,714	19,919,751
		46,557,698
Food & Staples Retailing - 3.0%
7-Eleven, Inc. (a)	19,494	317,752
Albertsons, Inc.	54,542	1,349,369
Arden Group, Inc. Class A	100	7,400
BJ's Wholesale Club, Inc. (a)	9,573	227,359
Casey's General Stores, Inc.	9,700	165,870
Central European Distribution Corp. (a)	1,755	60,723
Chronimed, Inc. (a)	2,717	25,189
Costco Wholesale Corp. (a)	75,994	2,958,446
CVS Corp.	63,601	2,385,038
Duane Reade, Inc. (a)	3,400	57,970
Kroger Co. (a)	116,670	2,242,397
Longs Drug Stores Corp.	5,400	112,806
Nash-Finch Co.	2,266	52,571
NeighborCare, Inc. (a)	11,330	294,014
Pathmark Stores, Inc. (a)	6,814	56,216
Performance Food Group Co. (a)	6,282	219,870
Pricesmart, Inc. (a)	400	2,820
Rite Aid Corp. (a)	86,643	483,468
Ruddick Corp.	6,300	125,937
Safeway, Inc. (a)	66,907	1,530,163
Smart & Final, Inc. (a)	14,273	162,284
SUPERVALU, Inc.	22,013	622,968
Sysco Corp.	105,789	4,194,534
The Great Atlantic & Pacific Tea Co. (a)	4,583	36,435
The Pantry, Inc. (a)	2,125	44,901
Topps Co., Inc.	9,720	89,327
United Natural Foods, Inc. (a)	3,599	166,094

	Shares	Value (Note 1)
Wal-Mart Stores, Inc.	704,708	$ 41,972,408
Walgreen Co.	165,429	5,899,198
Weis Markets, Inc.	5,000	162,300
Whole Foods Market, Inc.	9,084	702,647
Wild Oats Markets, Inc. (a)	6,075	77,153
Winn-Dixie Stores, Inc.	18,329	112,173
		66,917,800
Food Products - 1.3%
Alico, Inc.	200	7,650
American Italian Pasta Co. Class A	2,600	105,820
Archer-Daniels-Midland Co.	107,610	1,850,892
Bridgford Foods Corp.	400	3,124
Bunge Ltd.	16,884	659,320
Campbell Soup Co.	65,804	1,839,880
Central Garden & Pet Co. Class A (a)	2,692	92,982
Chiquita Brands International, Inc. (a)	6,587	149,723
ConAgra Foods, Inc.	86,824	2,360,745
Corn Products International, Inc.	4,952	187,681
Dean Foods Co. (a)	24,631	894,352
Del Monte Foods Co. (a)	39,812	433,951
Delta & Pine Land Co.	5,545	141,398
Farmer Brothers Co.	302	98,150
Flowers Foods, Inc.	9,722	261,522
Fresh Del Monte Produce, Inc.	13,141	334,570
Gardenburger, Inc. (a)	400	140
General Mills, Inc.	60,117	2,764,180
Genesee Corp. (non-vtg.) Class B	100	375
Green Mountain Coffee Roasters, Inc. (a)	1,900	38,057
H.J. Heinz Co.	55,273	2,111,981
Hain Celestial Group, Inc. (a)	5,368	116,861
Hershey Foods Corp.	19,271	1,597,566
Hines Horticulture, Inc. (a)	800	4,000
Hormel Foods Corp.	21,424	593,873
International Multifoods Corp. (a)	3,900	75,972
Interstate Bakeries Corp.	7,500	112,500
J&J Snack Foods Corp. (a)	533	25,190
John B. Sanfilippo & Son, Inc. (a)	2,483	83,901
Kellogg Co.	66,389	2,621,702
Kraft Foods, Inc. Class A	45,273	1,529,775
Lancaster Colony Corp.	8,413	356,627
Lance, Inc.	5,263	88,997
M&F Worldwide Corp. (a)	500	6,885
Maui Land & Pineapple, Inc. (a)	300	11,700
McCormick & Co., Inc. (non-vtg.)	20,733	648,321
Northland Cranberries, Inc. Class A (a)	50	43
Omega Protein Corp. (a)	6,170	47,324
Peet's Coffee & Tea, Inc. (a)	1,835	37,581
Pilgrims Pride Corp. Class B	14,057	282,546
Ralcorp Holdings, Inc. (a)	4,181	134,252
Riviana Foods, Inc.	2,310	63,456
Sanderson Farms, Inc.	3,415	121,062
Sara Lee Corp.	126,959	2,770,245
Seaboard Corp.	100	33,560
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Seneca Foods Group Class A (a)	2,162	$ 41,164
Smithfield Foods, Inc. (a)	18,932	484,281
Tasty Baking Co.	200	2,098
The J.M. Smucker Co.	8,537	431,801
Tootsie Roll Industries, Inc.	10,813	402,784
Tyson Foods, Inc. Class A	56,232	892,964
Wm. Wrigley Jr. Co.	34,990	1,967,838
Zapata Corp. (a)	110	5,610
		29,928,972
Household Products - 1.6%
Church & Dwight Co., Inc.	5,595	233,200
Clorox Co.	32,883	1,613,240
Colgate-Palmolive Co.	87,512	4,852,540
Energizer Holdings, Inc. (a)	12,974	605,497
Kimberly-Clark Corp.	80,609	5,213,790
Oil-Dri Corp. of America	600	10,080
Procter & Gamble Co.	210,337	21,561,646
Rayovac Corp. (a)	5,900	153,282
The Dial Corp.	16,018	460,357
WD-40 Co.	2,748	91,783
		34,795,415
Personal Products - 0.5%
Alberto-Culver Co.	16,018	658,019
Avon Products, Inc.	38,257	2,700,944
Chattem, Inc. (a)	3,200	73,696
Del Laboratories, Inc. (a)	2,001	66,013
Elizabeth Arden, Inc. (a)	4,552	86,670
Estee Lauder Companies, Inc. Class A	19,112	814,171
First Years, Inc.	2,500	42,875
Gillette Co.	165,129	6,355,815
Inter Parfums, Inc.	4,303	120,484
Mannatech, Inc.	5,836	63,379
Nature's Sunshine Products, Inc.	700	8,729
NBTY, Inc. (a)	12,135	403,610
Nu Skin Enterprises, Inc. Class A	14,283	273,519
Playtex Products, Inc. (a)	8,800	55,616
Revlon, Inc. Class A (a)	7,600	25,992
USANA Health Sciences, Inc. (a)	2,090	63,390
		11,812,922
Tobacco - 0.9%
Altria Group, Inc.	327,806	18,865,235
DIMON, Inc.	4,909	34,118
RJ Reynolds Tobacco Holdings, Inc.	14,887	918,975
Standard Commercial Corp.	3,014	57,055
Star Scientific, Inc. (a)	14,579	61,523
Universal Corp.	3,200	161,344

	Shares	Value (Note 1)
UST, Inc.	24,969	$ 950,820
Vector Group Ltd.	7,574	136,711
		21,185,781
TOTAL CONSUMER STAPLES		211,198,588
ENERGY - 5.7%
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (a)	3,200	119,456
Baker Hughes, Inc.	52,002	1,956,315
BJ Services Co. (a)	23,935	1,036,146
Cal Dive International, Inc. (a)	6,100	147,925
Carbo Ceramics, Inc.	1,989	121,468
Cooper Cameron Corp. (a)	8,685	384,051
Diamond Offshore Drilling, Inc.	22,816	570,628
Dril-Quip, Inc. (a)	3,228	58,104
ENSCO International, Inc.	23,391	686,994
FMC Technologies, Inc. (a)	9,494	249,692
Global Industries Ltd. (a)	17,511	88,606
GlobalSantaFe Corp.	36,262	1,069,729
Grant Prideco, Inc. (a)	26,441	401,110
Grey Wolf, Inc. (a)	22,900	96,867
Gulf Island Fabrication, Inc.	300	6,006
Gulfmark Offshore, Inc. (a)	3,800	62,510
Halliburton Co.	68,981	2,204,633
Hanover Compressor Co. (a)	10,936	132,544
Helmerich & Payne, Inc.	6,700	199,124
Horizon Offshore, Inc. (a)	5,560	18,014
Hydril Co. (a)	4,200	111,300
Input/Output, Inc. (a)	3,500	24,675
Key Energy Services, Inc. (a)	17,618	238,195
Lone Star Technologies, Inc. (a)	3,400	58,752
Lufkin Industries, Inc.	100	3,050
Matrix Service Co. (a)	6,459	91,653
Maverick Tube Corp. (a)	4,913	100,962
Metretek Technologies, Inc. (a)	2,900	8,555
Mitcham Industries, Inc. (a)	1,500	5,700
Nabors Industries Ltd. (a)	23,233	1,100,083
National-Oilwell, Inc. (a)	17,682	525,332
Newpark Resources, Inc. (a)	8,477	42,809
Noble Corp. (a)	18,506	751,344
NS Group, Inc. (a)	1,693	15,914
Oceaneering International, Inc. (a)	4,600	157,228
Offshore Logistics, Inc. (a)	4,200	96,558
Oil States International, Inc. (a)	10,711	145,884
Parker Drilling Co. (a)	18,231	77,117
Patterson-UTI Energy, Inc. (a)	14,108	511,838
Pride International, Inc. (a)	23,839	408,600
Rowan Companies, Inc. (a)	17,944	421,684
RPC, Inc.	7,200	80,928
Schlumberger Ltd. (NY Shares)	94,826	6,115,329
Seabulk International, Inc. (a)	12,548	127,990
SEACOR SMIT, Inc. (a)	2,507	110,433
Smith International, Inc. (a)	16,289	825,364
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Superior Energy Services, Inc. (a)	11,200	$ 106,736
T-3 Energy Services, Inc. (a)	10	68
TETRA Technologies, Inc. (a)	3,397	84,585
Tidewater, Inc.	10,547	350,477
TODCO Class A (a)	4,465	66,529
Transocean, Inc. (a)	53,626	1,580,894
Trico Marine Services, Inc. (a)	1,000	1,880
UNIFAB International, Inc. (a)	10	48
Unit Corp. (a)	5,900	156,822
Universal Compression Holdings, Inc. (a)	4,900	152,537
Varco International, Inc. (a)	18,147	361,488
Veritas DGC, Inc. (a)	6,200	98,456
W-H Energy Services, Inc. (a)	5,400	89,910
Weatherford International Ltd. (a)	23,653	1,059,654
		25,877,283
Oil & Gas - 4.5%
Amerada Hess Corp.	15,684	1,009,265
Anadarko Petroleum Corp.	39,367	2,017,559
Apache Corp.	51,380	2,115,315
Ashland, Inc.	10,412	498,839
ATP Oil & Gas Corp. (a)	5,038	27,104
Berry Petroleum Co. Class A	3,951	85,934
BP Prudhoe Bay Royalty Trust	4,643	131,397
Buckeye Partners LP	5,644	239,870
Burlington Resources, Inc.	29,966	1,754,210
Cabot Oil & Gas Corp. Class A	5,400	163,998
Callon Petroleum Co. (a)	3,030	29,149
Chesapeake Energy Corp.	37,251	477,558
ChevronTexaco Corp.	174,862	15,449,058
Cimarex Energy Co. (a)	6,260	174,028
Clayton Williams Energy, Inc. (a)	2,180	71,940
Comstock Resources, Inc. (a)	3,938	76,003
ConocoPhillips	112,158	7,724,321
Cross Timbers Royalty Trust	2,669	71,529
Denbury Resources, Inc. (a)	8,300	125,413
Devon Energy Corp.	35,443	2,012,454
Dorchester Minerals LP	4,673	80,609
Enbridge Energy Management LLC	1,707	80,809
Encore Acquisition Co. (a)	7,052	183,775
Energy Partners Ltd. (a)	5,816	79,912
Enterprise Products Partners LP	36,130	820,874
EOG Resources, Inc.	18,359	816,792
Evergreen Resources, Inc. (a)	8,674	285,375
Exxon Mobil Corp.	1,072,233	45,216,066
Forest Oil Corp. (a)	10,749	278,937
Frontier Oil Corp.	4,809	92,621
FX Energy, Inc. (a)	12,906	134,868
General Maritime Corp. (a)	10,799	230,019
Giant Industries, Inc. (a)	100	1,940
GSV, Inc. (a)	980	78

	Shares	Value (Note 1)
Harken Energy Corp. (a)	1,536	$ 1,766
Harvest Natural Resources, Inc. (a)	15,657	182,874
Holly Corp.	1,123	32,848
Houston Exploration Co. (a)	4,064	152,888
Hugoton Royalty Trust	4,539	90,553
Kaneb Services LLC	900	28,233
KCS Energy, Inc. (a)	6,641	71,856
Kerr-McGee Corp.	16,557	865,103
Magellan Midstream Partners LP	3,043	157,688
Magnum Hunter Resources, Inc. (a)	12,800	117,632
Marathon Oil Corp.	52,627	1,849,313
Maritrans, Inc.	2,243	36,740
McMoRan Exploration Co. (a)	3,291	49,365
Meridian Resource Corp. (a)	8,874	49,339
Mission Resources Corp. (a)	5,500	13,035
Murphy Oil Corp.	14,717	923,197
National Energy Group, Inc. (a)	71	245
Newfield Exploration Co. (a)	8,196	384,228
Noble Energy, Inc.	9,567	447,544
Nuevo Energy Co. (a)	3,956	112,627
Occidental Petroleum Corp.	60,032	2,665,421
OMI Corp. (a)	11,639	125,818
Overseas Shipholding Group, Inc.	5,794	208,005
Pacific Energy Partners LP	3,163	94,574
Patina Oil & Gas Corp.	5,343	272,814
Penn Virginia Corp.	2,000	113,000
Petroleum Development Corp. (a)	3,048	87,173
Pioneer Natural Resources Co. (a)	18,401	591,040
Plains Exploration & Production Co. (a)	4,623	75,401
Plains Resources, Inc. (a)	4,707	80,584
Pogo Producing Co.	9,412	427,022
Premcor, Inc. (a)	12,271	385,923
Prima Energy Corp. (a)	1,968	67,089
Quicksilver Resources, Inc. (a)	3,700	152,588
Range Resources Corp.	12,732	141,325
Remington Oil & Gas Corp. (a)	4,835	96,458
Resource America, Inc. Class A	2,300	38,088
Southwestern Energy Co. (a)	7,000	157,220
Spinnaker Exploration Co. (a)	4,627	153,107
St. Mary Land & Exploration Co.	5,600	173,040
Stone Energy Corp. (a)	5,142	231,596
Sunoco Logistics Partners LP	2,343	96,602
Sunoco, Inc.	14,427	887,261
Swift Energy Co. (a)	2,800	53,200
Syntroleum Corp. (a)	1,600	11,264
TEPPCO Partners LP	9,330	372,267
Tesoro Petroleum Corp. (a)	8,000	146,000
Tom Brown, Inc. (a)	10,600	372,802
TransMontaigne, Inc. (a)	6,401	42,887
Ultra Petroleum Corp. (a)	10,410	302,451
Unocal Corp.	42,926	1,631,188
Valero Energy Corp.	22,597	1,355,820
Valero LP	2,200	111,760
Vintage Petroleum, Inc.	9,637	140,026
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Western Gas Resources, Inc.	7,666	$ 375,787
Westport Resources Corp. (a)	13,867	448,875
World Fuel Services Corp.	1,825	64,514
XTO Energy, Inc.	28,279	843,845
		101,718,528
TOTAL ENERGY		127,595,811
FINANCIALS - 22.2%
Capital Markets - 3.4%
A.G. Edwards, Inc.	13,554	518,441
Affiliated Managers Group, Inc. (a)	3,708	313,326
Allied Capital Corp.	19,687	604,982
American Capital Strategies Ltd.	11,316	376,031
Ameritrade Holding Corp. (a)	69,010	1,123,483
Bank of New York Co., Inc.	126,439	4,172,487
Bear Stearns Companies, Inc.	15,469	1,358,797
BlackRock, Inc. Class A	2,436	144,942
Charles Schwab Corp.	223,530	2,736,007
E*TRADE Group, Inc. (a)	59,757	855,123
Eaton Vance Corp. (non-vtg.)	11,464	441,364
Federated Investors, Inc. Class B (non-vtg.)	17,786	573,954
Franklin Resources, Inc.	41,230	2,329,495
Gabelli Asset Management, Inc. Class A	600	25,260
Goldman Sachs Group, Inc.	77,220	8,175,281
Harris & Harris Group, Inc. (a)	4,019	66,273
Investment Technology Group, Inc. (a)	7,091	102,678
Investment Technology Group, Inc. rights 12/31/03 (a)	1,200	0
Investors Financial Services Corp.	11,680	514,270
J.P. Morgan Chase & Co.	333,678	13,687,472
Janus Capital Group, Inc.	40,536	693,976
JB Oxford Holdings, Inc. (a)	1,310	5,448
Jefferies Group, Inc.	8,546	316,202
Knight Trading Group, Inc. (a)	16,921	234,525
LaBranche & Co., Inc.	8,974	92,342
Legg Mason, Inc.	11,412	1,076,608
Lehman Brothers Holdings, Inc.	44,192	3,831,888
MCG Capital Corp.	6,400	127,040
Mellon Financial Corp.	67,494	2,185,456
Merrill Lynch & Co., Inc.	154,333	9,446,723
Morgan Stanley	176,766	10,563,536
National Financial Partners Corp.	5,826	187,481
Northern Trust Corp.	36,216	1,798,124
Nuveen Investments, Inc. Class A	17,688	497,387
Olympic Cascade Financial Corp. (a)	1,200	2,892
Paulson Capital Corp.	1,300	13,130
Piper Jaffray Companies (a)	2,772	142,813
Raymond James Financial, Inc.	9,587	366,415
SEI Investments Co.	17,228	615,212

	Shares	Value (Note 1)
Siebert Financial Corp. (a)	2,700	$ 11,313
State Street Corp.	54,564	2,931,724
Stifel Financial Corp. (a)	1,000	24,860
SWS Group, Inc.	2,406	42,394
T. Rowe Price Group, Inc.	21,037	1,106,336
Waddell & Reed Financial, Inc. Class A	14,998	389,048
Westwood Holdings Group, Inc.	601	10,379
		74,832,918
Commercial Banks - 6.2%
1st Source Corp.	4,009	96,416
ABC Bancorp	5,300	100,859
Abigail Adams National Bancorp, Inc.	275	4,881
Alabama National Bancorp, Delaware	2,924	149,153
Allegiant Bancorp, Inc.	1,926	56,740
Amcore Financial, Inc.	3,800	111,986
American Pacific Bank of Oregon Class B (a)	880	9,238
AmSouth Bancorp.	51,247	1,296,549
Arrow Financial Corp.	1,386	42,065
Associated Banc-Corp.	9,346	414,869
BancFirst Corp.	820	47,314
BancorpSouth, Inc.	11,587	253,524
BancTrust Financial Group, Inc.	4,088	73,788
Bank of America Corp.	239,907	19,653,181
Bank of Granite Corp.	2,038	42,350
Bank of Hawaii Corp.	8,900	406,196
Bank of the Ozarks, Inc.	1,836	44,762
Bank One Corp.	182,593	9,856,370
Banknorth Group, Inc.	24,033	801,020
Banner Corp.	1,809	50,381
Bar Harbor Bankshares	2,825	71,049
Bay View Capital Corp.	4,612	10,884
BB&T Corp.	86,980	3,231,307
BOK Financial Corp.	9,620	389,899
Boston Private Financial Holdings, Inc.	4,669	126,717
Bryn Mawr Bank Corp.	1,800	41,562
BSB Bancorp, Inc.	3,362	131,790
BWC Financial Corp.	2,951	63,476
Camden National Corp.	1,270	43,485
Capital City Bank Group, Inc.	2,368	101,895
Capital Corp. of the West	1,041	40,517
Capitol Bancorp Ltd.	2,475	72,938
Cascade Bancorp	2,682	61,418
Cathay General Bancorp	4,508	274,492
Cavalry Bancorp, Inc.	2,931	49,182
CB Bancshares, Inc.	643	45,248
CCBT Financial Companies, Inc.	1,622	57,954
Center Bancorp, Inc.	3,672	59,266
Central Coast Bancorp (a)	2,539	45,016
Central Pacific Financial Corp.	1,441	39,527
Charter One Financial, Inc.	32,443	1,175,085
Chemical Financial Corp.	2,863	103,297
Chittenden Corp.	6,609	217,965
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Citizens Banking Corp.	6,600	$ 219,186
City Holding Co.	3,000	101,670
City National Corp.	8,532	530,349
CoBiz, Inc.	7,471	150,541
Colonial Bancgroup, Inc.	17,964	331,077
Columbia Bancorp	1,731	54,959
Columbia Banking Systems, Inc.	2,730	67,731
Comerica, Inc.	26,272	1,511,691
Commerce Bancorp, Inc., New Jersey	12,143	736,716
Commerce Bancshares, Inc.	9,204	454,770
Commercial Bankshares, Inc.	2,566	68,666
Commercial National Financial Corp., Pennsylvania	2,005	54,115
Community Bank of Northern Virginia	2,404	43,272
Community Bank System, Inc.	4,027	186,651
Community Banks, Inc.	1,639	51,940
Community Capital Corp.	420	9,118
Community First Bankshares, Inc.	6,200	175,894
Community Trust Bancorp, Inc.	1,711	49,636
Compass Bancshares, Inc.	16,333	679,126
Cullen/Frost Bankers, Inc.	9,151	388,185
CVB Financial Corp.	9,167	187,007
East West Bancorp, Inc.	4,221	224,346
Eastern Virgina Bankshares, Inc.	800	19,512
Exchange National Bancshares, Inc.	1,200	42,432
Farmers Capital Bank Corp.	1,141	39,935
Fidelity Southern Corp.	2,900	41,064
Fifth Third Bancorp	92,389	5,175,632
Financial Institutions, Inc.	1,679	37,442
First Bancorp, North Carolina	1,504	50,910
First Bancorp, Puerto Rico	9,132	387,653
First Charter Corp.	3,200	67,808
First Citizen Bancshares, Inc.	1,629	203,576
First Commonwealth Financial Corp.	17,134	251,870
First Community Bancorp, California	2,500	98,300
First Financial Bancorp, Ohio	7,077	123,918
First Financial Bankshares, Inc.	1,829	72,831
First Financial Corp., Indiana	1,612	49,214
First Indiana Corp.	1,970	42,729
First M&F Corp.	1,057	38,041
First Merchants Corp.	1,449	36,863
First Midwest Bancorp, Inc., Delaware	6,950	234,215
First National Bankshares of Florida, Inc.	5,141	100,866
First Oak Brook Bancshares, Inc.	1,645	51,332
First Republic Bank, California	1,237	49,690
First State Bancorp.	3,992	132,007
First Tennessee National Corp.	18,049	834,586
First United Corp.	2,940	67,208
FirstMerit Corp.	17,918	475,185
Flag Financial Corp.	3,365	44,654
FleetBoston Financial Corp.	171,085	7,703,958

	Shares	Value (Note 1)
FNB Corp.: North Carolina	2,400	$ 51,840
Pennsylvania	12,504	281,090
Virginia	1,239	35,931
FNB Financial Services Corp.	3,533	70,943
Foothill Independent Bancorp	3,635	80,733
Franklin Financial Corp., Tennessee	2,081	63,450
Frontier Financial Corp., Washington	2,065	68,785
Fulton Financial Corp.	21,114	464,719
Glacier Bancorp, Inc.	2,356	76,122
Gold Banc Corp., Inc.	5,188	84,046
Great Southern Bancorp, Inc.	3,319	166,050
Greater Bay Bancorp	7,500	206,700
Greater Community Bancorp	2,767	45,822
Hancock Holding Co.	2,850	165,557
Hanmi Financial Corp.	2,551	75,535
Harleysville National Corp., Pennsylvania	5,767	160,611
Heritage Commerce Corp. (a)	1,957	25,147
HF Financial Corp.	2,423	42,403
Hibernia Corp. Class A	25,905	614,985
Hudson United Bancorp	6,391	249,505
Humboldt Bancorp	8,588	151,149
Huntington Bancshares, Inc.	32,118	742,889
IBERIABANK Corp.	2,000	124,400
Independent Bank Corp.:
Massachusetts	2,103	65,046
Michigan	4,791	131,753
Integra Bank Corp.	5,300	126,352
Interchange Financial Services Corp.	5,200	126,308
International Bancshares Corp.	8,304	452,070
Irwin Financial Corp.	5,100	150,705
KeyCorp	64,015	2,075,366
Leesport Financial Corp.	1,155	30,030
Local Financial Corp. (a)	2,368	52,025
LSB Bancshares, Inc.	2,300	41,124
M&T Bank Corp.	17,895	1,718,815
Main Street Banks, Inc.	4,100	105,493
Marshall & Ilsley Corp.	35,361	1,401,003
MB Financial, Inc.	6,852	255,785
Mercantile Bankshares Corp.	11,697	527,184
Merchants Bancshares, Inc.	1,800	51,386
Mid-State Bancshares	3,712	88,531
Midsouth Bancorp, Inc.	1,862	66,101
Midwest Banc Holdings, Inc.	3,643	87,286
Nara Bancorp, Inc.	800	26,768
National City Corp.	96,051	3,429,021
National Commerce Financial Corp.	32,013	936,380
National Penn Bancshares, Inc.	2,886	91,688
NBT Bancorp, Inc.	10,179	223,429
North Fork Bancorp, Inc., New York	22,631	955,707
North Valley Bancorp	4,421	75,555
Northern States Financial Corp.	1,100	31,625
Northrim Bancorp, Inc.	2,594	64,850
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Northway Financial, Inc.	400	$ 14,280
NSD Bancorp, Inc.	1,050	26,250
Old National Bancorp	14,745	329,551
Old Second Bancorp, Inc.	1,804	91,860
Omega Financial Corp.	2,597	95,258
Oriental Financial Group, Inc.	3,257	93,574
Pacific Capital Bancorp	5,733	225,995
Pacific Union Bank	5,542	166,260
Park National Corp.	2,955	333,915
Patriot Bank Corp., Pennsylvania	1,210	35,768
Peoples Bancorp, Inc.	1,390	39,976
Peoples Financial Corp., Mississippi	2,598	47,154
Peoples Holding Co.	2,040	67,463
PNC Financial Services Group, Inc.	43,069	2,524,705
Popular, Inc.	18,358	822,438
Princeton National Bancorp, Inc.	2,475	70,785
PrivateBancorp, Inc.	1,082	53,992
Prosperity Bancshares, Inc.	3,292	77,856
Provident Bankshares Corp.	4,234	139,510
Provident Financial Group, Inc.	7,500	300,525
Regions Financial Corp.	32,470	1,198,143
Republic Bancorp, Inc.	10,803	149,081
Republic Bancorp, Inc. Class A	3,214	61,645
Republic Bancshares, Inc.	2,440	75,640
Riggs National Corp.	7,400	125,652
Royal Bancshares of Pennsylvania, Inc. Class A	2,408	64,534
S&T Bancorp, Inc.	4,720	143,205
S.Y. Bancorp, Inc.	2,079	47,193
Sandy Spring Bancorp, Inc.	1,482	53,382
Santander Bancorp	10,390	274,712
Seacoast Banking Corp., Florida	4,400	91,784
Second Bancorp, Inc.	3,142	105,603
Shore Bancshares, Inc.	1,921	70,155
Silicon Valley Bancshares (a)	6,600	226,050
Simmons First National Corp. Class A	1,653	45,292
Sky Financial Group, Inc.	17,575	474,525
South Financial Group, Inc.	10,159	313,100
Southern Financial Bancorp, Inc.	2,230	104,230
SouthTrust Corp.	51,435	1,728,216
Southwest Bancorp of Texas, Inc.	5,000	195,400
State Bancorp, Inc., New York	2,940	73,353
Sterling Bancorp, New York	2,186	65,296
Sterling Bancshares, Inc.	6,070	82,491
Sterling Financial Corp.	4,625	108,873
Suffolk Bancorp	1,444	50,468
Summit Bancshares, Inc.	1,469	46,655
Summit Financial Corp.	1,785	32,130
Sun Bancorp, Inc.	1,200	22,320
Sun Bancorp, Inc., New Jersey	2,493	64,319
SunTrust Banks, Inc.	44,514	3,218,807

	Shares	Value (Note 1)
Susquehanna Bancshares, Inc., Pennsylvania	6,800	$ 177,276
SVB Financial Services, Inc. (a)	363	6,171
Synovus Financial Corp.	51,148	1,281,257
TCF Financial Corp.	10,225	531,496
Texas Regional Bancshares, Inc. Class A	4,686	185,566
TIB Financial Corp.	900	20,475
Tompkins Trustco, Inc.	999	47,902
Trico Bancshares	1,200	41,940
Trust Co. of New Jersey	2,455	102,226
Trustco Bank Corp., New York	15,309	207,743
Trustmark Corp.	9,000	274,410
U.S. Bancorp, Delaware	317,081	9,046,321
UCBH Holdings, Inc.	9,842	383,838
UMB Financial Corp.	5,486	275,617
Umpqua Holdings Corp.	4,200	86,184
Union Bankshares Corp.	1,262	41,204
Union Planters Corp.	27,499	824,420
UnionBanCal Corp.	21,579	1,163,324
United Bankshares, Inc., West Virginia	6,300	195,300
United Community Banks, Inc., Georgia	3,400	116,110
Unizan Financial Corp.	2,881	75,252
USB Holding Co., Inc.	2,670	62,158
Vail Banks, Inc.	500	6,120
Valley National Bancorp	17,480	492,761
Wachovia Corp.	214,255	10,277,812
Washington Banking Co., Oak Harbor	3,282	55,630
Washington Trust Bancorp, Inc.	2,572	66,460
Wells Fargo & Co.	273,814	15,703,233
WesBanco, Inc.	2,250	67,635
West Coast Bancorp, Oregon	3,534	77,571
Westamerica Bancorp.	4,900	246,274
Westbank Corp.	1,300	29,575
Westcorp	6,678	285,818
Whitney Holding Corp.	6,100	261,763
Wilmington Trust Corp., Delaware	12,319	459,991
Wintrust Financial Corp.	4,350	209,235
Yardville National Bancorp	1,968	47,704
Zions Bancorp	12,696	739,796
		139,194,423
Consumer Finance - 1.1%
ACE Cash Express, Inc. (a)	5,157	173,997
Advanta Corp. Class A	2,600	41,054
American Express Co.	209,559	11,194,642
AmeriCredit Corp. (a)	27,597	524,895
Capital One Financial Corp.	37,696	2,665,861
Cash America International, Inc.	3,459	78,312
CompuCredit Corp. (a)	7,490	162,233
Consumer Portfolio Services, Inc. (a)	2,400	8,280
Credit Acceptance Corp. (a)	4,532	78,857
Equitex, Inc. (a)	3,100	3,689
First Cash Financial Services, Inc. (a)	3,258	110,446
First Marblehead Corp.	3,883	119,130
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
MBNA Corp.	206,237	$ 5,636,457
Metris Companies, Inc.	8,652	48,797
MFN Financial Corp. warrants 3/23/04 (a)	10	0
NCO Portfolio Management, Inc. (a)	1,086	8,688
Providian Financial Corp.	46,356	599,383
Rewards Network, Inc. (a)	2,360	26,078
SLM Corp.	73,022	3,058,892
Student Loan Corp.	3,335	512,289
United Panam Financial Corp. (a)	2,332	41,556
WFS Financial, Inc. (a)	7,516	333,410
World Acceptance Corp. (a)	3,244	69,811
		25,496,757
Diversified Financial Services - 2.2%
Alliance Capital Management Holding LP	12,460	461,020
CapitalSource, Inc.	2,900	68,063
Chicago Mercantile Exchange Holdings, Inc. Class A	5,779	538,892
CIT Group, Inc.	35,671	1,407,934
Citigroup, Inc.	837,853	42,110,492
Encore Capital Group, Inc. (a)	9,436	134,746
eSpeed, Inc. Class A (a)	4,755	96,003
Financial Federal Corp. (a)	3,300	113,685
Finova Group, Inc. (a)	3,400	1,088
First Albany Companies, Inc.	1,530	20,609
GATX Corp.	6,600	155,232
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Instinet Group, Inc. (a)	5,100	36,057
Leucadia National Corp.	10,851	564,252
Medallion Financial Corp.	100	899
MicroFinancial, Inc. (a)	100	334
Moody's Corp.	23,265	1,555,498
Principal Financial Group, Inc.	50,699	1,835,304
Waterside Capital Corp. (a)	1,100	5,720
Winfield Capital Corp. (a)	1,500	495
		49,106,323
Insurance - 5.1%
21st Century Holding Co.	829	19,142
21st Century Insurance Group	12,491	182,618
Acceptance Insurance Companies, Inc. (a)	13,100	328
AFLAC, Inc.	82,853	3,364,660
Alfa Corp.	13,600	185,096
Allmerica Financial Corp. (a)	10,400	383,552
Allstate Corp.	112,001	5,110,606
AMBAC Financial Group, Inc.	15,529	1,214,368
American Financial Group, Inc., Ohio	12,444	374,316
American Independence Corp. (a)	587	8,875
American International Group, Inc.	424,148	31,386,952
American Medical Securities Group, Inc. (a)	2,500	58,975

	Shares	Value (Note 1)
American National Insurance Co.	3,896	$ 368,562
American Physicians Capital, Inc. (a)	2,003	40,861
AmerUs Group Co.	5,305	206,789
Aon Corp.	49,563	1,300,037
Arch Capital Group Ltd. (a)	3,901	165,441
Argonaut Group, Inc. (a)	3,000	58,230
Arthur J. Gallagher & Co.	14,748	496,270
Assurant, Inc.	12,100	311,454
Atlantic American Corp. (a)	100	288
Baldwin & Lyons, Inc. Class B	3,450	89,459
Berkshire Hathaway, Inc. Class A (a)	187	17,671,500
Brown & Brown, Inc.	12,690	468,261
Ceres Group, Inc. (a)	9,011	51,273
Cincinnati Financial Corp.	23,873	1,075,240
Citizens Financial Corp., Kentucky (a)	200	1,420
Citizens, Inc. Class A (a)	7,498	65,608
Clark, Inc. (a)	1,340	22,579
CNA Financial Corp. (a)	36,114	993,135
CNA Surety Corp. (a)	8,543	94,229
Commerce Group, Inc., Massachusetts	4,770	221,900
Conseco, Inc. (a)	16,692	366,389
Cotton States Life Insurance Co.	500	10,000
Crawford & Co. Class B	10,194	51,786
Delphi Financial Group, Inc. Class A	4,410	171,902
Donegal Group, Inc. Class B	2,024	39,205
EMC Insurance Group	2,920	64,123
Erie Indemnity Co. Class A	10,388	490,729
FBL Financial Group, Inc. Class A	4,209	120,419
Fidelity National Financial, Inc.	24,814	970,476
Financial Industries Corp. (a)	1,270	17,463
First American Corp., California	11,087	338,708
FPIC Insurance Group, Inc. (a)	1,648	40,343
Gainsco, Inc. (a)	1,500	630
Great American Financial Resources, Inc.	13,737	231,881
Harleysville Group, Inc.	3,500	68,460
Hartford Financial Services Group, Inc.	45,389	2,972,980
HCC Insurance Holdings, Inc.	9,288	300,838
Hilb, Rogal & Hamilton Co.	6,901	253,957
Horace Mann Educators Corp.	4,500	68,130
Independence Holding Co.	1,360	42,405
Infinity Property & Casualty Corp.	3,044	99,234
Investors Title Co.	1,058	35,866
Jefferson-Pilot Corp.	20,848	1,114,117
John Hancock Financial Services, Inc.	45,697	1,925,672
Kansas City Life Insurance Co.	1,100	49,698
LandAmerica Financial Group, Inc.	2,238	104,738
Lincoln National Corp.	29,199	1,355,710
Loews Corp.	28,511	1,718,928
Markel Corp. (a)	1,640	446,342
Marsh & McLennan Companies, Inc.	85,199	4,088,700
MBIA, Inc.	22,712	1,494,222
Meadowbrook Insurance Group, Inc. (a)	600	3,072
Mercury General Corp.	8,109	414,370
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	121,596	$ 4,274,099
MIIX Group, Inc. (a)	1,100	770
National Security Group, Inc.	1,645	40,023
National Western Life Insurance Co. Class A (a)	488	74,942
Nationwide Financial Services, Inc. Class A	8,189	311,510
Navigators Group, Inc. (a)	2,148	62,185
Nymagic, Inc.	2,556	67,197
Odyssey Re Holdings Corp.	9,200	245,180
Ohio Casualty Corp. (a)	8,900	171,058
Old Republic International Corp.	24,993	589,835
Penn Treaty American Corp. (a)	600	990
Penn-America Group, Inc.	4,115	57,692
Philadelphia Consolidated Holding Corp. (a)	2,928	174,450
Phoenix Companies, Inc.	13,700	195,773
PMA Capital Corp. Class A	5,400	29,970
Presidential Life Corp.	5,318	78,334
ProAssurance Corp. (a)	5,253	177,446
Progressive Corp.	34,869	2,882,272
Protective Life Corp.	10,835	412,163
Prudential Financial, Inc.	87,255	4,047,759
Reinsurance Group of America, Inc.	9,962	402,963
RLI Corp.	4,000	160,000
RTW, Inc. (a)	1,450	8,642
SAFECO Corp.	23,131	1,040,895
Safety Insurance Group, Inc. (a)	3,129	60,390
SCPIE Holding, Inc.	2,045	16,667
Selective Insurance Group, Inc.	4,500	166,050
St. Paul Companies, Inc.	36,683	1,567,831
StanCorp Financial Group, Inc.	6,395	421,750
State Auto Financial Corp.	6,061	147,822
Stewart Information Services Corp.	4,850	177,025
The Chubb Corp.	30,176	2,141,892
The Midland Co.	3,869	92,856
The MONY Group, Inc. (a)	6,782	213,633
Torchmark Corp.	15,970	832,356
Transatlantic Holdings, Inc.	7,091	610,322
Travelers Property Casualty Corp. Class B	159,075	2,901,528
Triad Guaranty, Inc. (a)	2,250	123,660
UICI (a)	7,000	95,480
Unico American Corp. (a)	3,435	21,297
United Fire & Casualty Co.	1,988	85,385
United Trust Group, Inc. (a)	300	1,800
Unitrin, Inc.	12,000	520,200
Universal American Financial Corp. (a)	4,759	49,922
UnumProvident Corp.	48,461	718,192
USI Holdings Corp. (a)	8,771	118,935
Vesta Insurance Group Corp.	2,600	11,284
W.R. Berkley Corp.	13,186	549,197

	Shares	Value (Note 1)
Wesco Financial Corp.	1,192	$ 456,238
White Mountains Insurance Group Ltd.	1,497	730,581
Zenith National Insurance Corp.	3,728	149,344
		113,951,302
Real Estate - 2.0%
Acadia Realty Trust (SBI)	9,120	125,947
Affordable Residential Communties, Inc. (a)	2,709	51,200
Agree Realty Corp.	1,490	44,611
Alexanders, Inc. (a)	542	75,663
Alexandria Real Estate Equities, Inc.	2,800	171,864
AMB Property Corp. (SBI)	15,139	536,223
America First Real Estate Investment Partners LP	7,005	62,695
American Financial Realty Trust (SBI)	9,816	179,142
American Home Mortgage Investment Corp.	7,560	200,340
American Land Lease, Inc.	3,001	63,471
American Mortgage Acceptance Co.	1,588	27,631
American Real Estate Partners LP (a)	12,727	193,450
AmeriVest Properties, Inc.	4,569	30,932
AMLI Residential Properties Trust (SBI)	3,247	93,027
Annaly Mortgage Management, Inc.	18,536	378,134
Anthracite Capital, Inc.	8,614	107,158
Anworth Mortgage Asset Corp.	4,800	66,480
Apartment Investment & Management Co. Class A	18,017	583,751
Archstone-Smith Trust	29,916	837,648
Arden Realty, Inc.	9,865	311,734
Associated Estates Realty Corp.	7,843	64,783
AvalonBay Communities, Inc.	11,053	556,850
Avatar Holdings, Inc. (a)	1,645	65,290
Bedford Property Investors, Inc.	6,035	185,576
Bluegreen Corp. (a)	900	9,396
BNP Residential Properties, Inc.	3,537	43,505
Boston Properties, Inc.	13,730	703,388
Boykin Lodging Co.	6,069	56,017
Brandywine Realty Trust (SBI)	11,122	316,977
BRE Properties, Inc. Class A	10,848	354,730
BRT Realty Trust	4,566	104,561
California Coastal Communities, Inc. (a)	5,563	60,637
Camden Property Trust (SBI)	6,475	282,958
Capital Automotive (SBI)	6,700	228,738
Capstead Mortgage Corp.	2,634	45,542
CarrAmerica Realty Corp.	9,400	302,680
Catellus Development Corp.	18,301	480,401
CBL & Associates Properties, Inc.	6,329	364,234
CenterPoint Properties Trust (SBI)	3,200	247,520
Chelsea Property Group, Inc.	7,903	469,043
Colonial Properties Trust (SBI)	6,567	262,549
Commercial Net Lease Realty, Inc.	6,102	118,074
Consolidated-Tomoka Land Co.	2,369	83,507
Cornerstone Realty Income Trust, Inc.	16,814	152,335
Corporate Office Properties Trust (SBI)	6,900	158,976
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Correctional Properties Trust	2,637	$ 75,682
Cousins Properties, Inc.	6,869	210,878
Crescent Real Estate Equities Co.	14,735	261,104
Criimi Mae, Inc. (a)	3,384	39,424
Developers Diversified Realty Corp.	14,006	515,001
Duke Realty Corp.	17,840	578,016
Eastgroup Properties, Inc.	6,213	209,689
Entertainment Properties Trust (SBI)	3,400	129,030
Equity Inns, Inc.	10,932	101,012
Equity Office Properties Trust	61,146	1,745,107
Equity One, Inc.	12,267	229,516
Equity Residential (SBI)	41,668	1,239,623
Essex Property Trust, Inc.	4,200	264,474
Federal Realty Investment Trust (SBI)	9,079	384,496
FelCor Lodging Trust, Inc.	7,268	78,058
First Industrial Realty Trust, Inc.	7,500	282,000
First Union Real Estate Equity & Mortgage Investments (SBI) (a)	983	2,615
Forest City Enterprises, Inc. Class A	8,713	463,967
Friedman, Billings, Ramsey Group, Inc. Class A	22,612	601,931
Gables Residential Trust (SBI)	5,800	203,464
General Growth Properties, Inc.	30,250	945,615
Getty Realty Corp.	7,503	200,705
Gladstone Commercial Corp.	900	15,147
Glenborough Realty Trust, Inc.	8,600	180,600
Glimcher Realty Trust	6,287	162,016
Great Lakes REIT, Inc. (SBI)	5,294	80,628
Health Care Property Investors, Inc.	8,756	487,534
Health Care REIT, Inc.	10,591	399,916
Healthcare Realty Trust, Inc.	7,700	306,845
Heritage Property Investment Trust, Inc.	7,067	210,314
Highland Hospitality Corp.	6,812	79,700
Highwoods Properties, Inc. (SBI)	11,942	307,745
Home Properties of New York, Inc.	7,166	290,581
Hospitality Properties Trust (SBI)	9,348	406,638
Host Marriott Corp. (a)	54,798	666,344
HRPT Properties Trust (SBI)	37,556	416,120
Impac Mortgage Holdings, Inc.	8,800	186,560
Innkeepers USA Trust (SBI)	6,459	58,131
Investors Real Estate Trust	10,700	108,819
iStar Financial, Inc.	13,336	558,112
Jones Lang LaSalle, Inc. (a)	5,250	126,000
Keystone Property Trust (SBI)	5,800	130,500
Kilroy Realty Corp.	4,374	146,092
Kimco Realty Corp.	15,237	715,377
Koger Equity, Inc.	6,200	147,250
Kramont Realty Trust	7,200	141,624
LaSalle Hotel Properties (SBI)	5,338	109,162
Levitt Corp. Class A (a)	2,250	49,478
Lexington Corporate Properties Trust	9,054	192,307

	Shares	Value (Note 1)
Liberty Property Trust (SBI)	9,600	$ 405,888
LNR Property Corp.	4,100	216,070
LTC Properties, Inc.	5,854	98,991
Mack-Cali Realty Corp.	10,481	446,071
Maguire Properties, Inc.	6,425	158,055
Manufactured Home Communities, Inc.	4,988	166,849
MeriStar Hospitality Corp. (a)	7,189	44,931
MFA Mortgage Investments, Inc.	5,700	59,280
Mid-America Apartment Communities, Inc.	2,881	103,313
Mission West Properties, Inc.	6,896	91,027
Monmouth Real Estate Investment Corp. Class A	5,400	48,600
National Health Investors, Inc.	8,489	236,843
National Health Realty, Inc.	5,083	102,168
Nationwide Health Properties, Inc.	15,314	322,360
New Plan Excel Realty Trust	14,500	376,565
Newcastle Investment Corp.	5,200	149,968
Novastar Financial, Inc.	3,594	189,943
Omega Healthcare Investors, Inc.	6,224	63,858
One Liberty Properties, Inc.	3,094	71,162
Orleans Homebuilders, Inc. (a)	3,334	70,181
Pan Pacific Retail Properties, Inc.	7,472	369,864
Parkway Properties, Inc.	2,300	108,790
Pennsylvania Real Estate Investment Trust (SBI)	5,741	209,259
Plum Creek Timber Co., Inc.	29,357	916,232
Post Properties, Inc.	5,333	152,097
Prentiss Properties Trust (SBI)	6,039	210,459
Price Legacy Corp. (a)	10,913	42,124
Prime Group Realty Trust (SBI) (a)	3,749	23,244
ProLogis	25,612	848,526
PS Business Parks, Inc.	5,673	258,122
Public Storage, Inc.	17,922	855,417
RAIT Investment Trust (SBI)	3,700	98,864
Ramco-Gershenson Properties Trust (SBI)	5,200	145,444
Rayonier, Inc.	7,996	344,308
Realty Income Corp.	7,066	305,958
Reckson Associates Realty Corp.	8,068	216,061
Redwood Trust, Inc.	3,700	224,775
Regency Centers Corp.	9,300	390,135
Saul Centers, Inc.	2,530	70,536
Senior Housing Properties Trust (SBI)	10,720	198,856
Shurgard Storage Centers, Inc.	7,860	292,785
Simon Property Group, Inc.	28,989	1,579,611
Sizeler Property Investors, Inc.	6,129	70,177
SL Green Realty Corp.	5,555	244,420
Sovran Self Storage, Inc.	3,400	129,030
Summit Properties, Inc.	5,258	116,991
Sun Communities, Inc.	4,061	167,110
Tanger Factory Outlet Centers, Inc.	2,900	122,931
Taubman Centers, Inc.	12,222	290,884
Tejon Ranch Co. (a)	2,241	87,533
The Macerich Co.	9,751	481,699
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
The Mills Corp.	8,443	$ 420,968
The Rouse Co.	12,559	627,950
The St. Joe Co.	11,965	490,326
Thornburg Mortgage, Inc. (SBI)	10,838	319,179
Town & Country Trust	5,100	132,855
Trammell Crow Co. (a)	6,244	87,603
Transcontinental Realty Investors, Inc. (a)	600	8,910
Trizec Properties, Inc.	30,725	500,203
U.S. Restaurant Properties, Inc.	5,492	102,700
United Dominion Realty Trust, Inc. (SBI)	25,601	483,091
United Mobile Homes, Inc.	4,571	76,930
Universal Health Realty Income Trust (SBI)	5,117	172,187
Urstadt Biddle Properties, Inc.	365	5,019
Urstadt Biddle Properties, Inc. Class A	7,415	109,297
Ventas, Inc.	16,496	436,319
Vornado Operating Co. (a)	60	45
Vornado Realty Trust	16,394	932,819
W.P. Carey & Co. LLC	6,483	189,628
Washington Real Estate Investment Trust (SBI)	5,527	168,297
Weingarten Realty Investors (SBI)	8,773	434,702
Winston Hotels, Inc.	7,079	74,896
		44,068,604
Thrifts & Mortgage Finance - 2.2%
Aames Financial Corp. (a)	700	2,135
Abington Bancorp, Inc.	2,058	95,491
Accredited Home Lenders Holding Co.	2,591	87,109
Anchor BanCorp Wisconsin, Inc.	2,375	62,201
Astoria Financial Corp.	12,150	490,131
Bank Mutual Corp.	15,096	164,999
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	9,000	161,280
BankUnited Financial Corp. Class A (a)	5,100	140,607
BCSB Bankcorp, Inc.	3,011	60,220
Berkshire Hills Bancorp, Inc.	1,240	46,004
Brookline Bancorp, Inc., Delaware	9,621	151,531
Camco Financial Corp.	404	6,880
Capital Crossing Bank (a)	1,000	66,080
Capitol Federal Financial	10,164	375,052
CFS Bancorp, Inc.	800	11,976
Charter Financial Corp.	5,698	227,920
Charter Municipal Mortgage Acceptance Co.	5,579	121,678
Citizens First Financial Corp.	600	14,400
Citizens South Banking Corp.	3,732	53,106
City Bank Lynnwood	1,594	53,670
Coastal Financial Corp.	5,493	91,129
Commercial Capital Bancorp, Inc. (a)	3,853	79,796
Commercial Federal Corp.	6,450	180,858
Connecticut Bancshares, Inc.	1,650	85,635
Corus Bankshares, Inc.	5,600	227,416

	Shares	Value (Note 1)
Countrywide Financial Corp.	29,086	$ 2,665,150
Dime Community Bancorp, Inc.	5,150	162,380
Doral Financial Corp.	18,000	614,160
Downey Financial Corp.	3,038	163,536
E-Loan, Inc. (a)	6,026	17,415
ESB Financial Corp.	4,025	58,644
Fannie Mae	157,534	11,799,297
Farmer Mac Class A (multi-vtg.) (a)	700	14,609
Fidelity Bankshares, Inc.	4,655	169,861
First Busey Corp.	1,761	48,445
First Defiance Financial Corp.	3,067	85,416
First Federal Capital Corp.	3,945	83,516
First Federal Financial Corp., Kentucky	1,846	47,627
First Financial Holdings, Inc.	3,500	104,790
First Niagara Financial Group, Inc.	14,928	217,650
First Place Financial Corp.	3,046	59,884
First SecurityFed Financial, Inc.	800	27,800
First Sentinel Bancorp, Inc.	5,926	128,416
Firstfed America Bancorp, Inc.	2,381	66,335
FirstFed Financial Corp., Delaware (a)	3,873	168,088
Flagstar Bancorp, Inc.	7,834	202,509
Flushing Financial Corp.	3,135	59,252
Freddie Mac	112,793	6,984,143
Fremont General Corp.	11,400	255,930
FSF Financial Corp.	1,729	52,562
GA Financial, Inc.	2,449	84,956
Golden West Financial Corp., Delaware	23,627	2,727,028
Greater Delaware Valley Savings Bank	1,542	58,596
Greenpoint Financial Corp.	18,500	806,970
GS Financial Corp.	600	11,520
Guaranty Federal Bancshares, Inc.	900	17,838
Harbor Florida Bancshares, Inc.	4,705	135,645
Hawthorne Financial Corp. (a)	1,653	64,599
Heritage Financial Corp., Washington	1,300	27,820
Hingham Institution for Savings	1,466	58,640
Home City Financial Corp.	800	13,000
Home Federal Bancorp	2,206	59,959
Horizon Financial Corp.	4,727	90,758
Hudson City Bancorp, Inc.	30,224	1,174,505
Hudson River Bancorp, Inc.	3,288	65,859
Independence Community Bank Corp.	7,900	312,603
IndyMac Bancorp, Inc.	8,600	302,720
ITLA Capital Corp. (a)	900	43,191
KNBT Bancorp, Inc.	11,351	192,967
Liberte Investments, Inc. (a)	2,454	21,939
MAF Bancorp., Inc.	4,100	182,245
MASSBANK Corp.	742	30,423
MGIC Investment Corp.	15,863	1,049,813
Mystic Financial, Inc.	630	20,412
NASB Financial, Inc.	1,172	49,693
NetBank, Inc.	7,793	96,633
New Century Financial Corp.	5,281	258,769
New York Community Bancorp, Inc.	40,503	1,422,465
NewMil Bancorp, Inc.	2,298	65,424
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Northwest Bancorp, Inc.	6,200	$ 157,108
OceanFirst Financial Corp.	5,699	143,900
Ocwen Financial Corp. (a)	13,732	136,771
Pacific Premier Bancorp, Inc. (a)	40	584
Pamrapo Bancorp, Inc.	2,741	77,707
Parkvale Financial Corp.	500	14,800
Partners Trust Financial Group, Inc.	1,747	61,914
People's Bank, Connecticut	10,600	476,470
Peoples Bancorp, Auburn	300	7,314
PFF Bancorp, Inc.	1,618	58,005
PFS Bancorp, Inc.	100	1,979
PHSB Financial Corp.	2,027	44,797
Provident Bancorp, Inc., Delaware	7,401	85,112
Provident Financial Holdings, Inc.	1,350	33,453
PVF Capital Corp.	3,375	50,018
Quaker City Bancorp, Inc.	3,101	135,014
R&G Financial Corp. Class B	5,100	159,834
Radian Group, Inc.	14,994	655,238
Riverview Bancorp, Inc.	2,352	45,960
Saxon Capital, Inc. (a)	3,900	105,612
Seacoast Financial Services Corp.	6,122	210,536
Sovereign Bancorp, Inc.	44,506	985,808
Staten Island Bancorp, Inc.	10,300	250,496
Sterling Financial Corp. (a)	2,298	83,716
TF Financial Corp.	1,583	51,448
The PMI Group, Inc.	15,189	601,484
Timberland Bancorp, Inc.	2,452	55,687
Union Community Bancorp	658	11,976
United Community Financial Corp., Ohio	7,100	87,046
W Holding Co., Inc.	18,340	367,534
Washington Federal, Inc.	13,434	348,747
Washington Mutual, Inc.	143,559	6,451,541
Waypoint Financial Corp.	8,820	221,823
Webster Financial Corp.	7,968	401,189
Westfield Financial, Inc.	2,266	55,290
Willow Grove Bancorp, Inc.	4,146	75,374
WSFS Financial Corp.	2,374	115,165
		49,588,159
TOTAL FINANCIALS		496,238,486
HEALTH CARE - 13.1%
Biotechnology - 1.8%
Aastrom Biosciences, Inc. (a)	1,900	2,641
Abgenix, Inc. (a)	20,350	299,959
Aclara BioSciences, Inc. (a)	8,971	28,707
Affymetrix, Inc. (a)	8,484	288,371
Albany Molecular Research, Inc. (a)	4,800	72,480
Alexion Pharmaceuticals, Inc. (a)	2,900	66,381
Alkermes, Inc. (a)	15,049	214,448
Alliance Pharmaceutical Corp. (a)	300	123

	Shares	Value (Note 1)
Amgen, Inc. (a)	211,199	$ 13,417,472
Amylin Pharmaceuticals, Inc. (a)	19,067	437,016
Aphton Corp. (a)	3,000	20,370
Applera Corp. - Celera Genomics Group (a)	18,037	261,537
Arena Pharmaceuticals, Inc. (a)	5,200	33,124
ARIAD Pharmaceuticals, Inc. (a)	6,185	65,066
ArQule, Inc. (a)	3,400	18,360
AutoImmune, Inc. (a)	9,342	16,816
Avant Immunotherapeutics, Inc. (a)	2,169	5,661
AVI BioPharma, Inc. (a)	2,700	9,342
Avigen, Inc. (a)	1,600	11,200
BioCryst Pharmaceuticals, Inc. (a)	1,700	11,679
Biogen Idec, Inc. (a)	54,571	3,025,962
BioMarin Pharmaceutical, Inc. (a)	7,248	55,447
Biopure Corp. Class A (a)	5,446	9,422
BioSource International, Inc. (a)	2,633	19,748
BioSphere Medical, Inc. (a)	800	3,936
BioTime, Inc. (a)	400	736
Caliper Life Sciences, Inc. (a)	4,716	35,087
Celgene Corp. (a)	12,420	509,096
Cell Genesys, Inc. (a)	5,600	79,072
Cell Therapeutics, Inc. (a)	4,949	43,749
Cephalon, Inc. (a)	9,375	556,219
Cepheid, Inc. (a)	4,999	50,540
Charles River Laboratories International, Inc. (a)	9,606	413,634
Chiron Corp. (a)	32,675	1,598,134
Ciphergen Biosystems, Inc. (a)	2,209	18,997
Connetics Corp. (a)	5,182	114,159
Corixa Corp. (a)	6,501	39,591
Cryo-Cell International, Inc. (a)	8,023	6,338
Cubist Pharmaceuticals, Inc. (a)	4,605	51,668
CuraGen Corp. (a)	4,779	31,637
CV Therapeutics, Inc. (a)	3,094	48,638
Cytogen Corp. (a)	370	4,747
Dendreon Corp. (a)	4,967	68,346
Digene Corp. (a)	2,716	103,208
Diversa Corp. (a)	6,100	59,963
DOV Pharmaceutical, Inc. (a)	2,861	38,023
Dyax Corp. (a)	9,586	124,618
Embrex, Inc. (a)	2,200	24,200
Enchira Biotechnology Corp. (a)	1,700	2
Encysive Pharmaceuticals, Inc. (a)	14,400	139,392
EntreMed, Inc. (a)	3,700	14,060
Enzo Biochem, Inc. (a)	4,863	86,999
Enzon Pharmaceuticals, Inc. (a)	4,594	78,466
Epimmune, Inc. (a)	3,100	6,479
Exact Sciences Corp. (a)	3,245	23,591
eXegenics, Inc. (a)	3,400	2,652
Exelixis, Inc. (a)	12,268	113,111
Gen-Probe, Inc. (a)	6,878	235,159
Genaera Corp. (a)	7,533	36,076
Gene Logic, Inc. (a)	4,200	23,982
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Genelabs Technologies, Inc. (a)	9,800	$ 24,108
Genencor International, Inc. (a)	6,699	90,771
Genentech, Inc. (a)	36,198	3,905,402
Genome Therapeutics Corp. (a)	5,546	35,994
Genta, Inc. (a)	8,800	102,256
GenVec, Inc. (a)	17,041	66,801
Genzyme Corp. - General Division (a)	37,588	1,908,719
Geron Corp. (a)	3,759	34,508
Gilead Sciences, Inc. (a)	34,146	1,851,055
GTC Biotherapeutics, Inc. (a)	4,100	12,132
Harvard Bioscience, Inc. (a)	786	6,767
Hemispherx Biopharma, Inc. (a)	800	3,128
Human Genome Sciences, Inc. (a)	17,875	227,906
ICOS Corp. (a)	10,865	415,912
IDEXX Laboratories, Inc. (a)	5,000	255,350
Ilex Oncology, Inc. (a)	4,738	118,450
ImClone Systems, Inc. (a)	12,561	527,311
Immtech International, Inc. (a)	1,200	14,256
Immune Response Corp. (a)	1,525	2,898
ImmunoGen, Inc. (a)	2,572	17,850
Immunomedics, Inc. (a)	5,227	22,162
Incyte Corp. (a)	7,200	62,208
Indevus Pharmaceuticals, Inc. (a)	8,080	48,399
InterMune, Inc. (a)	3,546	68,154
Introgen Therapeutics, Inc. (a)	5,766	49,126
Invitrogen Corp. (a)	8,561	630,946
Isis Pharmaceuticals, Inc. (a)	7,200	57,240
Kendle International, Inc. (a)	2,900	26,970
Kosan Biosciences, Inc. (a)	1,712	20,030
La Jolla Pharmaceutical Co. (a)	10,419	31,778
Large Scale Biology Corp. (a)	500	970
Lexicon Genetics, Inc. (a)	5,448	37,319
LifeCell Corp. (a)	5,000	36,300
Ligand Pharmaceuticals, Inc. Class B (a)	9,200	141,588
Luminex Corp. (a)	2,179	20,962
Lynx Therapeutics, Inc. (a)	100	638
Martek Biosciences (a)	4,952	294,446
Maxim Pharmaceuticals, Inc. (a)	1,500	14,265
Maxygen, Inc. (a)	5,600	55,720
Medarex, Inc. (a)	11,200	100,240
MedImmune, Inc. (a)	41,516	1,066,546
Millennium Pharmaceuticals, Inc. (a)	52,067	927,313
Myriad Genetics, Inc. (a)	2,765	45,346
Nabi Biopharmaceuticals (a)	10,423	146,860
Nanogen, Inc. (a)	1,100	9,339
NaPro BioTherapeutics, Inc. (a)	6,300	17,325
Neogen Corp. (a)	1,625	34,954
Neopharm, Inc. (a)	3,269	68,714
NeoRX Corp. (a)	4,739	21,231
Neose Technologies, Inc. (a)	1,356	13,682
Neurocrine Biosciences, Inc. (a)	6,873	382,139

	Shares	Value (Note 1)
Neurogen Corp. (a)	500	$ 3,995
Novavax, Inc. (a)	5,764	36,025
NPS Pharmaceuticals, Inc. (a)	5,449	163,307
Nuvelo, Inc. (a)	1,431	17,859
ONYX Pharmaceuticals, Inc. (a)	3,800	139,840
OraSure Technologies, Inc. (a)	3,529	30,914
Orchid BioSciences, Inc. (a)	2,300	4,830
OSI Pharmaceuticals, Inc. (a)	5,412	177,243
OSI Pharmaceuticals, Inc. contingent value rights 12/31/03 (a)	3,100	0
Paradigm Genetics, Inc. (a)	4,800	6,528
Peregrine Pharmaceuticals, Inc. (a)	8,337	23,260
Pharmacopeia, Inc. (a)	4,164	81,698
Pharmacyclics, Inc. (a)	4,032	44,150
PRAECIS Pharmaceuticals, Inc. (a)	8,753	51,818
Progenics Pharmaceuticals, Inc. (a)	2,119	47,381
Protein Design Labs, Inc. (a)	13,607	326,568
Regeneron Pharmaceuticals, Inc. (a)	12,628	179,570
Repligen Corp. (a)	5,105	14,753
Rigel Pharmaceuticals, Inc. (a)	7,216	140,568
Sangamo Biosciences, Inc. (a)	1,300	7,423
Savient Pharmaceuticals, Inc. (a)	6,200	25,110
SciClone Pharmaceuticals, Inc. (a)	6,560	39,360
Seattle Genetics, Inc. (a)	6,835	67,325
Sequenom, Inc. (a)	7,440	22,915
Serologicals Corp. (a)	4,309	80,320
Sirna Therapeutics, Inc. (a)	9,506	41,826
Sonus Pharmaceuticals, Inc. (a)	200	1,514
Spectrum Pharmaceuticals, Inc. (a)	192	1,699
StemCells, Inc. (a)	6,132	11,957
Strategic Diagnostics, Inc. (a)	3,100	12,772
Tanox, Inc. (a)	5,060	83,591
Targeted Genetics Corp. (a)	2,723	6,372
Techne Corp. (a)	8,507	344,448
Telik, Inc. (a)	11,107	261,237
Third Wave Technologies, Inc. (a)	7,202	34,570
Titan Pharmaceuticals, Inc. (a)	1,300	5,057
Transgenomic, Inc. (a)	1,800	4,626
Transkaryotic Therapies, Inc. (a)	5,302	63,995
Trimeris, Inc. (a)	2,400	41,448
Tularik, Inc. (a)	14,355	264,132
United Therapeutics Corp. (a)	3,755	79,005
VaxGen, Inc. (a)	2,900	29,928
Vertex Pharmaceuticals, Inc. (a)	11,919	134,446
Vical, Inc. (a)	1,900	13,528
Vicuron Pharmaceuticals, Inc. (a)	7,592	178,260
Vion Pharmaceuticals, Inc. (a)	4,500	15,750
Viragen, Inc. (a)	14,100	3,384
ViroLogic, Inc. (a)	1,600	5,312
ViroPharma, Inc. (a)	4,741	14,887
XOMA Ltd. (a)	11,000	66,000
Zymogenetics, Inc. (a)	13,884	230,613
		40,933,238
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.2%
1-800 CONTACTS, Inc. (a)	2,129	$ 42,048
Abaxis, Inc. (a)	4,040	76,841
Abiomed, Inc. (a)	4,599	31,779
Advanced Medical Optics, Inc. (a)	5,533	127,259
Advanced Neuromodulation Systems, Inc. (a)	3,216	137,966
AeroGen, Inc. (a)	1,920	6,432
Aksys Ltd. (a)	2,300	18,377
ALARIS Medical, Inc. (a)	15,571	333,219
Align Technology, Inc. (a)	12,048	237,707
American Medical Systems Holdings, Inc. (a)	4,600	129,490
Analogic Corp.	2,200	91,718
Apogent Technologies, Inc. (a)	16,114	454,415
Applera Corp. - Applied Biosystems Group	33,949	774,037
Arrow International, Inc.	10,408	280,287
Arthrocare Corp. (a)	3,607	86,027
Aspect Medical Systems, Inc. (a)	4,015	69,861
Atrion Corp.	200	8,902
Bausch & Lomb, Inc.	7,801	463,301
Baxter International, Inc.	100,531	2,927,463
Beckman Coulter, Inc.	9,539	501,561
Becton, Dickinson & Co.	40,547	1,972,612
Bio-Rad Laboratories, Inc. Class A (a)	4,449	231,793
BioLase Technology, Inc. (a)	3,357	62,205
Biomet, Inc.	42,368	1,651,505
Biosite, Inc. (a)	2,196	67,154
BioVeris Corp. (a)	5,668	73,401
Boston Biomedica, Inc. (a)	3,700	10,027
Boston Scientific Corp. (a)	132,858	5,427,249
Bruker BioSciences Corp. (a)	12,425	70,698
C.R. Bard, Inc.	8,719	822,986
Candela Corp. (a)	2,246	50,490
Cardiac Science, Inc. (a)	11,725	51,004
Cardiodynamics International Corp. (a)	8,210	49,671
Cardiogenesis Corp. (a)	300	330
Cerus Corp. (a)	3,000	11,640
Cholestech Corp. (a)	2,955	24,792
Chromavision Medical Systems, Inc. (a)	3,500	8,575
Closure Medical Corp. (a)	1,400	47,110
Conceptus, Inc. (a)	3,357	31,153
CONMED Corp. (a)	4,900	141,365
Cooper Companies, Inc.	4,600	217,626
CTI Molecular Imaging, Inc. (a)	6,000	102,000
Curon Medical, Inc. (a)	9,985	29,356
Cyberonics, Inc. (a)	3,730	91,087
Cygnus, Inc. (a)	12,300	6,027
Cytyc Corp. (a)	22,177	365,477
Dade Behring Holdings, Inc. (a)	5,999	245,059
Datascope Corp.	2,900	98,049

	Shares	Value (Note 1)
DENTSPLY International, Inc.	12,356	$ 541,316
Diagnostic Products Corp.	5,861	282,735
DiaSys Corp. (a)	2,600	1,638
DJ Orthopedics, Inc. (a)	1,602	35,244
Edwards Lifesciences Corp. (a)	12,817	412,707
Encore Medical Corp. (a)	8,288	69,453
Epix Medical, Inc. (a)	3,458	72,860
Exactech, Inc. (a)	2,290	39,503
Fisher Scientific International, Inc. (a)	10,013	533,192
Fonar Corp. (a)	20,925	30,132
Guidant Corp.	50,968	3,472,960
Haemonetics Corp. (a)	2,517	72,968
HealthTronics Surgical Services, Inc. (a)	2,652	17,079
Hillenbrand Industries, Inc.	8,908	588,373
Hologic, Inc. (a)	3,770	75,400
I-Flow Corp. (a)	9,419	165,774
ICU Medical, Inc. (a)	2,550	85,425
Illumina, Inc. (a)	2,200	14,938
Immucor, Inc. (a)	3,201	64,596
Implant Sciences Corp. (a)	200	2,348
INAMED Corp. (a)	4,800	229,920
Integra LifeSciences Holdings Corp. (a)	4,000	126,840
Interpore International, Inc. (a)	4,370	48,376
Intuitive Surgical, Inc. (a)	10,288	184,258
Invacare Corp.	4,954	221,345
Inverness Medical Innovations, Inc. (a)	1,399	30,778
IVAX Diagnostics, Inc. (a)	3,600	24,660
Kensey Nash Corp. (a)	1,410	36,900
Kewaunee Scientific Corp.	1,601	17,883
Kinetic Concepts, Inc.	700	28,245
Kyphon, Inc. (a)	4,825	121,831
Laserscope, Inc. (a)	3,916	93,592
Matrixx Initiatives, Inc. (a)	3,106	30,597
Matthews International Corp. Class A	8,668	270,182
Med-Design Corp. (a)	2,700	10,800
Medical Action Industries, Inc. (a)	2,800	50,568
MedSource Technologies, Inc. (a)	7,988	48,647
Medtronic, Inc.	198,037	9,287,935
Mentor Corp.	7,200	205,704
Merit Medical Systems, Inc. (a)	3,204	66,419
Mesa Laboratories, Inc.	2,127	19,247
Micro Therapeutics, Inc. (a)	5,700	22,116
Microtek Medical Holdings, Inc. (a)	9,444	49,770
Millipore Corp. (a)	8,875	464,606
Mine Safety Appliances Co.	6,300	147,546
Molecular Devices Corp. (a)	2,702	50,527
Nektar Therapeutics (a)	7,300	139,065
Neoprobe Corp. (a)	100	44
New Brunswick Scientific, Inc. (a)	3,243	17,480
North American Scientific, Inc. (a)	2,705	27,050
Novoste Corp. (a)	3,406	16,894
Ocular Sciences, Inc. (a)	3,800	108,528
Orthologic Corp. (a)	7,445	62,166
Osteotech, Inc. (a)	2,870	19,086
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Physiometrix, Inc. (a)	2,800	$ 6,216
PLC Systems, Inc. (a)	400	600
PolyMedica Corp.	4,741	120,469
Possis Medical, Inc. (a)	3,100	79,949
Precision Optics Corp., Inc. (a)	650	1,885
Quidel Corp. (a)	6,286	64,746
Regeneration Technologies, Inc. (a)	2,516	27,726
ResMed, Inc. (a)	4,649	218,782
Respironics, Inc. (a)	7,763	406,083
Retractable Technologies, Inc. (a)	5,112	32,206
Sola International, Inc. (a)	9,192	215,001
Sonic Innovations, Inc. (a)	3,300	33,693
SonoSight, Inc. (a)	1,170	26,337
St. Jude Medical, Inc. (a)	28,163	2,046,042
Staar Surgical Co. (a)	3,331	25,915
Steris Corp. (a)	10,051	253,185
Stryker Corp.	32,510	2,884,612
SurModics, Inc. (a)	2,500	52,525
Sybron Dental Specialties, Inc. (a)	7,841	222,763
Synovis Life Technologies, Inc. (a)	1,000	14,610
Theragenics Corp. (a)	1,300	7,163
Therasense, Inc. (a)	6,600	176,946
Thoratec Corp. (a)	7,700	100,100
TriPath Imaging, Inc. (a)	4,200	36,750
Urologix, Inc. (a)	3,800	30,020
Varian Medical Systems, Inc. (a)	10,500	879,270
Vasomedical, Inc. (a)	14,900	22,648
Ventana Medical Systems, Inc. (a)	2,603	107,972
Viasys Healthcare, Inc. (a)	4,892	107,135
VISX, Inc. (a)	6,071	110,796
Vital Signs, Inc.	1,338	43,258
West Pharmaceutical Services, Inc.	1,355	49,972
Wilson Greatbatch Technologies, Inc. (a)	3,200	115,936
Wright Medical Group, Inc. (a)	4,700	153,690
Young Innovations, Inc.	2,100	78,309
Zimmer Holdings, Inc. (a)	39,518	2,989,142
Zoll Medical Corp. (a)	1,593	58,575
		49,418,404
Health Care Providers & Services - 2.3%
A.D.A.M., Inc. (a)	1,800	3,330
Accredo Health, Inc. (a)	7,086	252,899
AdvancePCS Class A (a)	14,365	991,185
Advisory Board Co. (a)	2,400	86,568
Aetna, Inc.	24,314	1,964,328
Alderwoods Group, Inc. (a)	16,352	151,747
Alliance Imaging, Inc. (a)	4,463	17,093
American Healthways, Inc. (a)	5,068	143,019
AMERIGROUP Corp. (a)	3,100	131,502
AmerisourceBergen Corp.	18,489	1,072,917
AMN Healthcare Services, Inc. (a)	4,609	83,976
AmSurg Corp. (a)	3,746	129,349

	Shares	Value (Note 1)
Andrx Corp. (a)	10,580	$ 316,977
Anthem, Inc. (a)	21,976	1,888,837
Apria Healthcare Group, Inc. (a)	7,528	235,325
Beverly Enterprises, Inc. (a)	17,069	136,552
BriteSmile, Inc. (a)	465	5,887
Cardinal Health, Inc.	70,909	4,625,394
Caremark Rx, Inc. (a)	42,838	1,381,954
Centene Corp. (a)	3,130	94,714
Cerner Corp. (a)	5,257	235,619
CIGNA Corp.	22,861	1,267,185
Claimsnet.com, Inc. (a)	3,100	1,085
Community Health Systems, Inc. (a)	15,911	446,304
Computer Programs & Systems, Inc.	2,132	38,461
Corvel Corp. (a)	1,652	60,414
Covance, Inc. (a)	10,736	322,080
Coventry Health Care, Inc. (a)	13,347	581,529
Cross Country Healthcare, Inc. (a)	5,888	101,627
Cryolife, Inc. (a)	3,671	23,494
Curative Health Services, Inc. (a)	2,132	25,776
D & K Healthcare Resources, Inc.	2,600	25,480
DaVita, Inc. (a)	9,575	435,758
Dendrite International, Inc. (a)	6,077	100,453
Dynacq Healthcare, Inc. (a)	3,100	18,352
Eclipsys Corp. (a)	6,205	86,746
eResearchTechnology, Inc. (a)	4,737	146,658
Express Scripts, Inc. (a)	12,713	924,998
First Health Group Corp. (a)	15,372	325,579
Five Star Quality Care, Inc. (a)	325	1,775
Genesis HealthCare Corp. (a)	2,227	60,686
Gentiva Health Services, Inc. (a)	7,227	98,865
Hanger Orthopedic Group, Inc. (a)	2,863	46,381
HCA, Inc.	79,991	3,401,217
Health Management Associates, Inc. Class A	38,448	857,006
Health Net, Inc. (a)	16,359	451,508
HealthExtras, Inc. (a)	5,684	62,467
Henry Schein, Inc. (a)	6,931	495,567
HMS Holdings Corp. (a)	400	2,380
Hooper Holmes, Inc.	6,105	38,278
Humana, Inc. (a)	25,531	559,640
IDX Systems Corp. (a)	4,961	172,544
IMPAC Medical Systems, Inc. (a)	1,976	49,222
IMS Health, Inc.	38,767	960,646
Inveresk Research Group, Inc. (a)	9,678	262,758
Kindred Healthcare, Inc. (a)	3,120	183,674
LabOne, Inc. (a)	2,500	78,625
Laboratory Corp. of America Holdings (a)	22,961	899,842
LCA-Vision, Inc. (a)	1,600	31,586
Lifeline Systems, Inc. (a)	3,400	59,296
LifePoint Hospitals, Inc. (a)	5,843	195,741
Lincare Holdings, Inc. (a)	15,894	514,012
Magellan Health Services, Inc. (a)	6,443	173,961
Manor Care, Inc.	14,246	504,451
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Matria Healthcare, Inc. (a)	2,400	$ 70,920
McKesson Corp.	47,596	1,299,847
Medcath Corp. (a)	3,100	46,069
Medco Health Solutions, Inc. (a)	43,639	1,425,250
Medical Staffing Network Holdings, Inc. (a)	4,000	36,480
Medicore, Inc. (a)	3,700	9,768
MIM Corp.	4,090	32,802
National Healthcare Corp. (a)	2,005	47,519
NDCHealth Corp.	9,190	265,591
Odyssey Healthcare, Inc. (a)	5,400	117,180
Omnicare, Inc.	15,564	716,878
Omnicell, Inc. (a)	1,700	34,646
Option Care, Inc. (a)	4,193	54,844
Orthodontic Centers of America, Inc. (a)	5,121	38,356
Owens & Minor, Inc.	4,600	113,942
Oxford Health Plans, Inc.	12,431	596,191
PacifiCare Health Systems, Inc. (a)	12,658	451,891
PAREXEL International Corp. (a)	4,700	82,015
Patterson Dental Co. (a)	11,028	747,368
PDI, Inc. (a)	1,330	33,250
Pediatrix Medical Group, Inc. (a)	4,263	265,372
Per-Se Technologies, Inc. (a)	2,997	45,614
Pharmaceutical Product Development, Inc. (a)	8,100	238,788
Planvista Corp. (a)	770	1,309
Prime Medical Services, Inc. (a)	4,147	22,352
Priority Healthcare Corp. Class B (a)	9,574	211,585
Province Healthcare Co. (a)	13,622	219,314
PSS World Medical, Inc. (a)	12,500	151,875
Quest Diagnostics, Inc.	16,384	1,357,742
RehabCare Group, Inc. (a)	2,600	57,850
Renal Care Group, Inc. (a)	9,453	441,077
ResCare, Inc. (a)	2,400	23,520
Rural/Metro Corp. (a)	6,200	12,400
Select Medical Corp.	13,410	214,158
Service Corp. International (SCI) (a)	43,812	296,607
SFBC International, Inc. (a)	1,417	42,425
Sierra Health Services, Inc. (a)	7,358	245,978
Specialty Laboratories, Inc. (a)	4,100	48,954
SRI/Surgical Express, Inc. (a)	900	5,760
Stewart Enterprises, Inc. Class A (a)	14,200	85,626
Sunrise Senior Living, Inc. (a)	3,761	132,237
Tenet Healthcare Corp. (a)	79,118	950,998
Triad Hospitals, Inc. (a)	12,037	424,786
Tripos, Inc. (a)	2,100	12,684
TriZetto Group, Inc. (a)	5,416	37,587
Trover Solutions, Inc. (a)	400	2,764
U.S. Oncology, Inc. (a)	12,482	155,401
U.S. Physical Therapy, Inc. (a)	2,575	34,376

	Shares	Value (Note 1)
United Surgical Partners International, Inc. (a)	7,163	$ 261,235
UnitedHealth Group, Inc.	105,053	6,513,286
Universal Health Services, Inc. Class B	8,585	462,989
VCA Antech, Inc. (a)	5,600	177,520
Ventiv Health, Inc. (a)	4,733	53,483
VistaCare, Inc. Class A (a)	2,867	80,477
VitalWorks, Inc. (a)	8,154	32,861
WebMD Corp. (a)	51,481	440,677
WellChoice, Inc. (a)	2,933	108,345
WellPoint Health Networks, Inc. (a)	24,255	2,638,216
		51,772,314
Pharmaceuticals - 6.8%
aaiPharma, Inc. (a)	4,169	63,786
Abbott Laboratories	255,588	10,939,166
Able Laboratories, Inc. (a)	2,146	39,722
Acusphere, Inc.	2,800	24,080
Adolor Corp. (a)	4,908	76,221
Advancis Pharmaceutical Corp.	2,800	24,164
Alcide Corp. (a)	300	5,130
Allergan, Inc.	22,029	1,928,419
Alpharma, Inc. Class A	11,537	247,584
American Pharmaceutical Partners, Inc. (a)	1,300	46,410
Antigenics, Inc. (a)	5,388	54,473
Atherogenics, Inc. (a)	5,741	110,227
Atrix Laboratories, Inc. (a)	3,448	93,303
AVANIR Pharmaceuticals Class A (a)	4,197	7,513
Barr Pharmaceuticals, Inc. (a)	11,167	864,437
Bentley Pharmaceuticals, Inc. (a)	2,459	27,836
Bone Care International, Inc. (a)	679	11,638
Boston Life Sciences, Inc. (a)	5,400	6,966
Bradley Pharmaceuticals, Inc. (a)	1,679	41,303
Bristol-Myers Squibb Co.	318,790	8,868,738
CIMA Labs, Inc. (a)	2,500	81,925
Collagenex Pharmaceuticals, Inc. (a)	2,200	24,376
Columbia Laboratories, Inc. (a)	6,021	35,584
Cypress Bioscience, Inc. (a)	2,737	34,623
DepoMed, Inc. (a)	6,847	47,587
Discovery Laboratories, Inc. (a)	3,800	45,600
Discovery Partners International, Inc. (a)	214	1,350
Durect Corp. (a)	8,100	20,331
Eli Lilly & Co.	184,060	13,609,396
Emisphere Technologies, Inc. (a)	3,300	24,882
Endo Pharmaceuticals Holdings, Inc. (a)	21,769	528,334
Eon Labs, Inc. (a)	7,402	428,576
First Horizon Pharmaceutical Corp. (a)	5,254	98,092
Forest Laboratories, Inc. (a)	60,495	4,566,163
Guilford Pharmaceuticals, Inc. (a)	5,365	41,203
Hi-Tech Pharmacal Co., Inc. (a)	1,125	26,449
Hollis-Eden Pharmaceutcals, Inc. (a)	1,300	17,030
Impax Laboratories, Inc. (a)	7,300	158,045
InKine Pharmaceutical, Inc. (a)	5,100	29,580
Inspire Pharmaceuticals, Inc. (a)	3,461	47,450
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
IntraBiotics Pharmaceuticals, Inc. (a)	83	$ 1,494
IVAX Corp. (a)	32,059	713,633
Johnson & Johnson	484,034	26,094,273
King Pharmaceuticals, Inc. (a)	37,871	729,774
Kos Pharmaceuticals, Inc. (a)	6,000	264,060
KV Pharmaceutical Co. Class A (a)	7,618	198,525
MacroChem Corp. (a)	11,973	19,157
Medicines Co. (a)	6,200	168,392
Medicis Pharmaceutical Corp. Class A	9,442	371,732
Merck & Co., Inc.	363,166	17,461,021
MGI Pharma, Inc. (a)	6,355	312,158
Mylan Laboratories, Inc.	46,112	1,083,632
Noven Pharmaceuticals, Inc. (a)	3,292	76,638
Pain Therapeutics, Inc. (a)	2,439	17,024
Palatin Technologies, Inc. (a)	11,411	43,362
Penwest Pharmaceuticals Co. (a)	2,797	46,682
Perrigo Co.	10,900	212,986
Pfizer, Inc.	1,242,202	45,526,703
Pharmaceutical Resources, Inc. (a)	5,175	322,868
Pharmos Corp. (a)	12,500	55,125
Pozen, Inc. (a)	2,637	35,705
Pure World, Inc. (a)	330	782
Salix Pharmaceuticals Ltd. (a)	2,123	56,493
Schering-Plough Corp.	244,595	4,392,926
Sepracor, Inc. (a)	15,286	434,428
SuperGen, Inc. (a)	5,699	44,452
Valeant Pharmaceuticals International	11,914	261,274
Vivus, Inc. (a)	7,556	48,585
Watson Pharmaceuticals, Inc. (a)	17,725	813,932
Wyeth	218,183	8,618,229
Zila, Inc. (a)	4,200	18,270
		151,792,007
TOTAL HEALTH CARE		293,915,963
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.6%
AAR Corp. (a)	5,766	74,497
AeroCentury Corp. (a)	800	2,520
Alliant Techsystems, Inc. (a)	6,031	344,370
Applied Signal Technology, Inc.	1,900	50,578
Armor Holdings, Inc. (a)	6,884	202,114
Astronics Corp. (a)	2,300	11,385
Aviall, Inc. (a)	2,800	43,064
BE Aerospace, Inc. (a)	7,600	49,704
Boeing Co.	137,792	5,976,039
Cubic Corp.	4,719	120,287
Curtiss-Wright Corp.	2,886	138,586
DRS Technologies, Inc. (a)	4,170	125,767
Ducommun, Inc. (a)	2,600	58,370
EDO Corp.	3,300	83,556

	Shares	Value (Note 1)
Engineered Support Systems, Inc.	4,330	$ 226,026
Esterline Technologies Corp. (a)	2,200	61,160
Fairchild Corp. Class A (a)	7,600	39,824
GenCorp, Inc.	8,900	100,392
General Dynamics Corp.	31,227	2,876,631
Goodrich Corp.	18,681	550,903
Heico Corp. Class A	4,932	64,609
Herley Industries, Inc. (a)	3,031	63,681
Hexcel Corp. (a)	3,348	25,277
Honeywell International, Inc.	141,764	4,968,828
Invision Technologies, Inc. (a)	2,300	80,638
Irvine Sensors Corp. (a)	430	1,656
Kaman Corp. Class A	3,803	53,622
KVH Industries, Inc. (a)	1,539	24,993
L-3 Communications Holdings, Inc.	14,969	801,141
Ladish Co., Inc.	4,837	39,567
Lockheed Martin Corp.	73,132	3,384,549
Mercury Computer Systems, Inc. (a)	3,219	94,252
Moog, Inc. Class A (a)	4,329	155,541
Mooney Aerospace Group Ltd. Class A (a)	600	9
MTC Technologies, Inc. (a)	2,500	67,225
Northrop Grumman Corp.	29,717	3,004,686
Orbital Sciences Corp. (a)	7,700	97,174
Pacific Aerospace & Electronics, Inc. (a)	57	10
Precision Castparts Corp.	10,609	478,996
Raytheon Co.	65,991	2,006,126
Rockwell Collins, Inc.	27,429	892,540
Sequa Corp. Class A (a)	3,474	180,856
SI International, Inc. (a)	2,269	51,143
Teledyne Technologies, Inc. (a)	3,259	66,027
Triumph Group, Inc. (a)	5,105	170,762
United Defense Industries, Inc. (a)	10,835	332,093
United Industrial Corp.	3,200	55,776
United Technologies Corp.	83,327	7,675,250
		35,972,800
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	14,830	587,416
CNF, Inc.	8,035	267,164
EGL, Inc. (a)	7,073	113,097
Expeditors International of Washington, Inc.	16,895	651,133
FedEx Corp.	47,485	3,261,270
Forward Air Corp. (a)	3,900	123,318
J.B. Hunt Transport Services, Inc. (a)	13,290	364,146
Pacer International, Inc. (a)	6,536	140,393
Ryder System, Inc.	10,623	391,351
United Parcel Service, Inc. Class B	182,029	12,856,708
		18,755,996
Airlines - 0.2%
AirTran Holdings, Inc. (a)	17,335	214,607
Alaska Air Group, Inc. (a)	3,800	97,812
America West Holding Corp. Class B (a)	5,789	63,274
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
AMR Corp. (a)	28,439	$ 432,273
Atlantic Coast Airlines Holdings, Inc. (a)	6,900	50,301
Continental Airlines, Inc. Class B (a)	9,100	133,315
Delta Air Lines, Inc.	17,558	157,671
ExpressJet Holdings, Inc. Class A (a)	6,752	92,705
Frontier Airlines, Inc. (a)	5,731	58,170
Great Lakes Aviation Ltd. (a)	200	100
JetBlue Airways Corp. (a)	16,113	383,489
MAIR Holdings, Inc. (a)	5,296	51,371
Mesa Air Group, Inc. (a)	6,156	55,342
Midwest Express Holdings, Inc. (a)	400	1,660
Northwest Airlines Corp. (a)	11,900	128,996
Pinnacle Airlines Corp.	9,920	144,634
SkyWest, Inc.	7,760	150,156
Southwest Airlines Co.	118,551	1,637,189
UAL Corp. (a)	10,300	29,252
		3,882,317
Building Products - 0.2%
Aaon, Inc. (a)	2,245	44,945
American Standard Companies, Inc. (a)	11,001	1,198,669
American Woodmark Corp.	1,400	89,040
Apogee Enterprises, Inc.	6,451	81,347
Armstrong Holdings, Inc. (a)	6,800	7,956
ElkCorp	2,100	56,910
Griffon Corp. (a)	5,280	118,694
International Smart Sourcing, Inc. (a)	500	2,500
Jacuzzi Brands, Inc. (a)	13,065	117,454
Lennox International, Inc.	8,762	163,061
Masco Corp.	71,553	2,006,346
NCI Building Systems, Inc. (a)	3,382	82,047
Owens Corning (a)	3,370	1,820
Patrick Industries, Inc.	600	5,520
PW Eagle, Inc. (a)	700	2,905
Quixote Corp.	700	15,036
Simpson Manufacturing Co. Ltd.	3,654	172,505
Trex Co., Inc. (a)	1,400	49,182
U.S. Plastic Lumber Co. (a)	6,600	1,320
Universal Forest Products, Inc.	2,769	87,251
USG Corp. (a)	6,027	104,388
Water Pik Technologies, Inc. (a)	2,441	32,954
York International Corp.	5,380	200,835
		4,642,685
Commercial Services & Supplies - 1.5%
Ablest, Inc. (a)	1,000	7,450
ABM Industries, Inc.	7,481	135,107
Administaff, Inc. (a)	4,813	72,436
Allied Waste Industries, Inc. (a)	49,124	620,436
Angelica Corp.	2,100	49,665
Apollo Group, Inc. Class A (a)	29,144	2,219,316
Aramark Corp. Class B	16,568	454,792

	Shares	Value (Note 1)
Arbitron, Inc. (a)	7,282	$ 303,077
Avery Dennison Corp.	16,533	1,047,696
Banta Corp.	6,386	283,283
Barrett Business Services, Inc. (a)	1,400	19,236
Bestway, Inc. (a)	200	2,650
Bowne & Co., Inc.	5,206	84,337
Brady Corp. Class A	5,954	231,015
Bright Horizons Family Solutions, Inc. (a)	1,766	81,625
Butler International, Inc. (a)	1,300	2,418
Career Education Corp. (a)	16,302	814,937
Casella Waste Systems, Inc. Class A (a)	2,426	31,611
Cash Technologies, Inc. (a)	3,400	3,400
CDI Corp.	5,992	172,570
Cendant Corp.	162,938	3,698,693
Central Parking Corp.	6,193	118,658
Century Business Services, Inc. (a)	8,370	36,995
Charles River Associates, Inc. (a)	1,135	39,521
Childtime Learning Centers, Inc. (a)	900	1,953
ChoicePoint, Inc. (a)	13,897	523,361
Cintas Corp.	28,271	1,207,454
Clean Harbors, Inc. (a)	3,500	28,490
Coinstar, Inc. (a)	2,900	52,403
Conolog Corp. (a)	140	115
Consolidated Graphics, Inc. (a)	2,700	100,602
Copart, Inc. (a)	16,143	317,049
Corinthian Colleges, Inc. (a)	7,671	461,411
Cornell Companies, Inc. (a)	1,400	17,192
Corporate Executive Board Co.	5,334	266,007
Correctional Services Corp. (a)	27	72
Corrections Corp. of America (a)	4,517	151,636
CoStar Group, Inc. (a)	2,189	85,437
CPI Corp.	2,000	44,020
Darling International, Inc. (a)	16,316	43,727
Deluxe Corp.	8,206	323,152
DeVry, Inc. (a)	14,744	438,192
DiamondCluster International, Inc. Class A (a)	5,700	53,181
Dun & Bradstreet Corp. (a)	11,212	596,703
Duratek, Inc. (a)	4,075	60,921
Education Management Corp. (a)	12,359	395,612
Electro Rent Corp.	2,200	19,866
Ennis Business Forms, Inc.	3,703	62,321
Equifax, Inc.	22,339	585,505
EVCI Career Colleges, Inc. (a)	2,100	20,225
Excelligence Learning Corp. (a)	612	3,550
Exult, Inc. (a)	12,849	86,217
Falcon Products, Inc. (a)	2,600	11,180
First Consulting Group, Inc. (a)	4,925	32,653
FTI Consulting, Inc. (a)	5,906	96,977
G&K Services, Inc. Class A	3,800	138,092
General Binding Corp. (a)	3,209	53,879
Gevity HR, Inc.	4,273	97,083
GP Strategies Corp. (a)	1,600	11,792
Greg Manning Auctions, Inc. (a)	12,044	138,988
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Gundle/SLT Environmental, Inc. (a)	2,125	$ 38,930
H&R Block, Inc.	28,495	1,540,155
Hall Kinion & Associates, Inc. (a)	3,400	18,258
Healthcare Services Group	1,700	38,726
Heidrick & Struggles International, Inc. (a)	1,700	36,108
Herman Miller, Inc.	15,241	427,358
HON Industries, Inc.	8,627	325,842
Hudson Highland Group, Inc. (a)	697	15,766
ICT Group, Inc. (a)	3,827	44,776
IKON Office Solutions, Inc.	21,477	252,355
Imagistics International, Inc. (a)	2,908	130,715
Innotrac Corp. (a)	1,400	16,338
Insurance Auto Auctions, Inc. (a)	1,200	16,668
Integrated Alarm Services Group, Inc.	3,200	28,832
Ionics, Inc. (a)	3,100	86,180
ITT Educational Services, Inc. (a)	7,310	277,561
John H. Harland Co.	4,600	138,782
Kelly Services, Inc. Class A (non-vtg.)	5,329	158,111
Kforce, Inc. (a)	3,227	32,109
Korn/Ferry International (a)	3,300	40,953
Kroll, Inc. (a)	5,440	127,622
Labor Ready, Inc. (a)	3,800	47,500
Learning Tree International, Inc. (a)	3,200	54,528
Mace Security International, Inc. (a)	1,100	2,200
Mail-Well, Inc. (a)	2,267	9,453
Manpower, Inc.	13,190	590,253
McGrath RentCorp.	2,500	76,200
MemberWorks, Inc. (a)	2,400	81,768
Mobile Mini, Inc. (a)	2,300	42,734
Monster Worldwide, Inc. (a)	18,587	408,914
Navigant Consulting, Inc. (a)	5,950	115,906
NCO Group, Inc. (a)	3,800	83,866
New England Business Service, Inc.	2,339	73,211
New Horizons Worldwide, Inc. (a)	1,100	7,831
Nobel Learning Communities, Inc. (a)	1,000	7,020
On Assignment, Inc. (a)	4,700	26,743
PICO Holdings, Inc. (a)	3,600	59,508
Pitney Bowes, Inc.	39,774	1,644,655
Portfolio Recovery Associates, Inc. (a)	1,417	35,000
Pre-Paid Legal Services, Inc. (a)	2,919	69,268
PRG-Schultz International, Inc. (a)	9,350	40,766
Princeton Review, Inc. (a)	14,522	124,018
ProsoftTraining (a)	3,100	1,860
Protection One, Inc. (a)	4,555	2,596
Providence Service Corp.	1,000	16,220
R.R. Donnelley & Sons Co.	18,209	578,318
RCM Technologies, Inc. (a)	1,400	10,696
RemedyTemp, Inc. Class A (a)	900	11,853
Republic Services, Inc.	21,527	564,868
Resources Connection, Inc. (a)	3,300	106,359

	Shares	Value (Note 1)
Robert Half International, Inc. (a)	28,116	$ 631,767
Rollins, Inc.	11,240	261,105
Roto-Rooter, Inc.	900	50,778
Schawk, Inc. Class A	4,100	58,671
School Specialty, Inc. (a)	3,409	115,906
ServiceMaster Co.	48,087	529,438
SITEL Corp. (a)	5,091	15,273
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	12,060	173,905
SOURCECORP, Inc. (a)	2,700	72,144
Spherion Corp. (a)	10,409	89,621
Spherix, Inc. (a)	2,713	17,906
Standard Register Co.	6,200	106,640
Steelcase, Inc. Class A	6,872	96,895
Stericycle, Inc. (a)	6,269	289,879
Strayer Education, Inc.	1,700	184,722
Sylvan Learning Systems, Inc. (a)	9,342	288,668
TeamStaff, Inc. (a)	1,300	2,795
Teletech Holdings, Inc. (a)	8,551	66,270
Tetra Tech, Inc. (a)	7,506	159,878
The Brink's Co.	8,071	213,720
The Geo Group, Inc. (a)	2,100	45,234
TRC Companies, Inc. (a)	3,000	61,800
Trio-Tech International (a)	3,600	15,480
TRM Corp. (a)	1,400	16,534
United Rentals, Inc. (a)	11,107	194,817
United Stationers, Inc. (a)	4,900	194,579
Valassis Communications, Inc. (a)	7,554	230,019
Venture Catalyst, Inc. (a)	3,800	950
Venturi Partners, Inc. (a)	36	452
Viad Corp.	17,593	430,149
Volt Information Sciences, Inc. (a)	1,400	32,662
Waste Connections, Inc. (a)	4,500	169,560
Waste Management, Inc.	92,750	2,643,375
Watson Wyatt & Co. Holdings Class A (a)	3,915	92,786
West Corp. (a)	12,518	310,947
Willis Lease Finance Corp. (a)	1,200	10,020
Workflow Management, Inc. (a)	2,300	11,362
		33,630,906
Construction & Engineering - 0.1%
ACMAT Corp. Class A (a)	2,374	29,675
Butler Manufacturing Co.	200	4,468
Comfort Systems USA, Inc. (a)	9,831	63,803
DualStar Technologies Corp. (a)	5,400	2,700
Dycom Industries, Inc. (a)	8,823	228,692
EMCOR Group, Inc. (a)	2,800	104,860
Fluor Corp.	13,252	546,380
Foster Wheeler Ltd. (a)	8,404	14,119
Granite Construction, Inc.	6,211	150,617
Insituform Technologies, Inc. Class A (a)	4,200	66,150
Integrated Electrical Services, Inc. (a)	6,433	70,506
Jacobs Engineering Group, Inc. (a)	8,270	364,955
Keith Companies, Inc. (a)	2,200	30,800
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - continued
MasTec, Inc. (a)	7,936	$ 96,184
McDermott International, Inc. (a)	9,655	110,839
Perini Corp. (a)	11,677	160,792
Quanta Services, Inc. (a)	15,963	137,282
Shaw Group, Inc. (a)	13,462	162,082
URS Corp. (a)	4,400	134,640
		2,479,544
Electrical Equipment - 0.5%
A.O. Smith Corp.	4,181	130,029
Active Power, Inc. (a)	8,800	27,456
Acuity Brands, Inc.	6,600	161,238
American Power Conversion Corp.	30,279	684,911
American Superconductor Corp. (a)	3,000	41,640
AMETEK, Inc.	4,960	246,264
AMX Corp. (a)	3,400	30,940
Arotech Corp. (a)	6,700	12,864
Artesyn Technologies, Inc. (a)	7,688	83,799
Ault, Inc. (a)	2,800	8,540
AZZ, Inc. (a)	1,200	19,200
Baldor Electric Co.	9,962	231,617
Beacon Power Corp. (a)	362	474
Belden, Inc.	2,700	53,406
BMC Industries, Inc. (a)	5,000	1,150
C&D Technologies, Inc.	4,438	84,144
Capstone Turbine Corp. (a)	13,000	35,880
Channell Commercial Corp. (a)	800	3,552
Chase Corp.	500	6,925
Cooper Industries Ltd. Class A	14,274	755,237
Distributed Energy Systems Corp.	2,200	7,216
Emerson Electric Co.	66,587	4,160,356
Encore Wire Corp. (a)	4,600	137,126
Energy Conversion Devices, Inc. (a)	3,000	23,850
Espey Manufacturing & Electronics Corp.	623	15,419
Evergreen Solar, Inc. (a)	1,700	4,284
Fiberstars, Inc. (a)	3,300	25,575
Franklin Electric Co., Inc.	1,400	83,300
FuelCell Energy, Inc. (a)	16,057	210,989
General Cable Corp. (a)	3,800	27,170
Genlyte Group, Inc. (a)	2,300	129,421
Global Power Equipment Group, Inc. (a)	4,500	48,510
Hubbell, Inc. Class B	8,992	356,982
II-VI, Inc. (a)	934	23,247
Intermagnetics General Corp. (a)	3,050	72,956
Lamson & Sessions Co. (a)	2,300	11,891
LSI Industries, Inc.	2,625	33,049
M-Wave, Inc. (a)	1,400	1,386
MagneTek, Inc. (a)	3,000	19,500
Medis Technologies Ltd. (a)	3,701	59,586
Merrimac Industries, Inc. (a)	500	3,200
Microvision, Inc. (a)	3,976	40,114
Millennium Cell, Inc. (a)	300	705

	Shares	Value (Note 1)
Misonix, Inc. (a)	3,000	$ 15,150
Nortech Systems, Inc. (a)	1,634	14,134
Peco II, Inc. (a)	1,400	1,932
Penn Engineering & Manufacturing Corp. (non-vtg.)	700	12,334
Plug Power, Inc. (a)	21,272	150,180
Powell Industries, Inc. (a)	3,100	48,314
Power-One, Inc. (a)	19,279	236,361
Regal-Beloit Corp.	3,200	67,520
Rockwell Automation, Inc.	30,245	921,263
Roper Industries, Inc.	6,405	310,963
SL Industries, Inc. (a)	2,100	20,496
Tech/Ops Sevcon, Inc.	2,100	13,776
Thomas & Betts Corp.	7,817	168,769
Ultralife Batteries, Inc. (a)	600	13,800
UQM Technologies, Inc. (a)	3,800	9,158
Valence Technology, Inc. (a)	10,109	50,545
Valpey Fisher Corp. (a)	2,100	7,980
Vicor Corp. (a)	4,243	53,674
Woodward Governor Co.	2,100	127,596
		10,359,043
Industrial Conglomerates - 3.0%
3M Co.	126,480	9,867,970
Alleghany Corp.	1,518	356,867
Allete, Inc.	14,671	474,167
Carlisle Companies, Inc.	6,745	384,128
General Electric Co.	1,632,336	53,083,501
Gerber Scientific, Inc. (a)	3,800	28,120
Raven Industries, Inc.	2,352	74,417
Standex International Corp.	5,500	149,655
Teleflex, Inc.	6,969	359,391
Textron, Inc.	22,463	1,243,102
Tredegar Corp.	4,428	63,099
United Capital Corp.	1,894	42,899
Walter Industries, Inc.	6,100	69,479
		66,196,795
Machinery - 1.4%
3D Systems Corp. (a)	2,100	21,924
A.S.V., Inc. (a)	762	26,502
Actuant Corp. Class A (a)	4,200	167,622
AGCO Corp. (a)	10,369	193,382
Alamo Group, Inc.	200	3,634
Albany International Corp. Class A	4,700	150,024
American Science & Engineering, Inc. (a)	1,900	23,085
Astec Industries, Inc. (a)	4,700	62,416
Axsys Technologies, Inc. (a)	800	11,600
Badger Meter, Inc.	1,564	56,930
Barnes Group, Inc.	2,775	73,871
Briggs & Stratton Corp.	3,500	239,225
Cascade Corp.	3,079	72,141
Catalytica Energy Systems, Inc. (a)	7,900	28,519
Caterpillar, Inc.	55,607	4,212,230
Ceradyne, Inc. (a)	1,480	54,020
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Circor International, Inc.	727	$ 16,321
CLARCOR, Inc.	6,133	264,639
Columbus McKinnon Corp. (a)	400	4,080
Crane Co.	8,621	277,079
Cummins, Inc.	7,101	350,789
CUNO, Inc. (a)	1,917	82,163
Danaher Corp.	24,720	2,215,654
Deere & Co.	38,063	2,444,786
Dionex Corp. (a)	3,300	174,570
Donaldson Co., Inc.	7,074	403,430
Dover Corp.	33,924	1,329,482
DT Industries, Inc. (a)	300	216
Eaton Corp.	23,554	1,378,851
EnPro Industries, Inc. (a)	4,331	84,888
ESCO Technologies, Inc. (a)	2,300	103,960
Federal Signal Corp.	12,853	242,279
Flanders Corp. (a)	8,338	49,194
Flow International Corp. (a)	600	2,118
Flowserve Corp. (a)	8,338	181,185
Gardner Denver, Inc. (a)	2,753	80,112
Gorman-Rupp Co.	200	4,936
Graco, Inc.	7,395	313,992
Greenbrier Companies, Inc. (a)	2,743	46,796
Harsco Corp.	5,841	265,357
Hirsch International Corp. Class A	900	1,530
IDEX Corp.	4,800	204,480
Illinois Tool Works, Inc.	49,294	3,919,859
Ingersoll-Rand Co. Ltd. Class A	26,866	1,786,052
ITT Industries, Inc.	14,538	1,097,619
JLG Industries, Inc.	7,894	105,937
Joy Global, Inc.	6,600	182,094
Kadant, Inc. (a)	3,735	77,501
Kaydon Corp.	4,679	127,035
Kennametal, Inc.	4,896	212,535
Lincoln Electric Holdings, Inc.	6,346	165,694
Lindsay Manufacturing Co.	2,086	53,819
Manitowoc Co., Inc.	3,103	96,193
Middleby Corp.	3,744	153,504
Milacron, Inc.	1,900	5,377
Miller Industries, Inc. (a)	360	3,258
Minuteman International, Inc.	1,800	18,540
Mueller Industries, Inc. (a)	4,304	138,761
NACCO Industries, Inc. Class A	596	48,634
Navistar International Corp. (a)	11,358	529,283
Nordson Corp.	5,600	204,232
Oshkosh Truck Co.	5,200	306,020
PACCAR, Inc.	28,993	1,606,502
Pall Corp.	19,726	516,229
Parker Hannifin Corp.	19,698	1,106,437
Pentair, Inc.	10,089	544,907
Reliance Steel & Aluminum Co.	4,134	129,973

	Shares	Value (Note 1)
Robbins & Myers, Inc.	2,641	$ 53,612
SPX Corp. (a)	11,920	500,640
Stewart & Stevenson Services, Inc.	5,320	74,108
Tecumseh Products Co. Class A (non-vtg.)	3,000	135,090
Tennant Co.	1,661	67,121
Terex Corp. (a)	8,660	303,360
Thomas Industries, Inc.	2,392	77,501
Timken Co.	19,136	420,609
Titan International, Inc.	600	3,540
Toro Co.	3,800	209,190
Trinity Industries, Inc.	6,900	200,790
Valmont Industries, Inc.	2,624	56,285
Wabash National Corp. (a)	4,141	117,811
Wabtec Corp.	7,800	123,630
Watts Water Technologies, Inc. Class A	4,176	96,633
Wolverine Tube, Inc. (a)	200	1,616
		31,497,543
Marine - 0.0%
Alexander & Baldwin, Inc.	10,085	342,386
Danielson Holding Corp. (a)	1,300	11,700
Kirby Corp. (a)	3,400	108,120
		462,206
Road & Rail - 0.4%
AMERCO (a)	4,600	104,880
Arkansas Best Corp.	4,400	120,472
Burlington Northern Santa Fe Corp.	56,830	1,828,789
Celadon Group, Inc. (a)	1,628	24,843
Covenant Transport, Inc. Class A (a)	2,400	43,104
CSX Corp.	34,048	1,073,533
Dollar Thrifty Automotive Group, Inc. (a)	3,800	102,296
Florida East Coast Industries, Inc. Class A	6,673	233,955
Genesee & Wyoming, Inc. Class A (a)	3,277	118,627
Heartland Express, Inc.	6,687	149,388
Kansas City Southern (a)	15,715	220,796
Knight Transportation, Inc. (a)	5,975	145,133
Laidlaw International, Inc. (a)	15,600	232,695
Landstar System, Inc. (a)	4,800	171,312
Marten Transport Ltd. (a)	2,812	49,772
Norfolk Southern Corp.	59,067	1,308,925
Old Dominion Freight Lines, Inc. (a)	1,906	63,679
Quality Distribution, Inc.	633	8,837
RailAmerica, Inc. (a)	7,500	86,100
SCS Transportation, Inc. (a)	2,980	62,729
Sirva, Inc.	2,200	48,884
Swift Transportation Co., Inc. (a)	15,314	329,251
U.S. Xpress Enterprises, Inc. Class A (a)	600	8,634
Union Pacific Corp.	39,692	2,525,999
USF Corp.	3,800	134,330
Werner Enterprises, Inc.	16,822	320,796
Yellow Roadway Corp. (a)	7,487	236,514
		9,754,273
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Aceto Corp.	3,342	$ 48,793
Applied Industrial Technologies, Inc.	3,100	64,480
Fastenal Co.	12,078	585,179
Hughes Supply, Inc.	6,479	308,724
Huttig Building Products, Inc. (a)	1,077	4,513
Lawson Products, Inc.	1,812	62,097
MSC Industrial Direct Co., Inc. Class A	8,240	236,076
NuCo2, Inc. (a)	700	10,983
W.W. Grainger, Inc.	13,462	636,080
Watsco, Inc.	4,164	113,927
		2,070,852
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. (a)	458	284
TOTAL INDUSTRIALS		219,705,244
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 2.9%
3Com Corp. (a)	64,931	454,517
ACE*COMM Corp. (a)	3,806	10,581
Adaptec, Inc. (a)	16,521	150,837
ADC Telecommunications, Inc. (a)	137,935	413,805
Adtran, Inc.	12,978	422,564
Advanced Fibre Communications, Inc. (a)	15,326	375,794
Airnet Communications Corp. (a)	2,800	3,696
Alliance Fiber Optic Products, Inc. (a)	2,400	4,200
Alpine Group, Inc. (a)	4,900	7,840
AltiGen Communications, Inc. (a)	3,200	13,920
Amplidyne, Inc. (a)	3,300	396
Anaren, Inc. (a)	1,500	25,755
Andrew Corp. (a)	23,929	426,415
Applied Innovation, Inc. (a)	1,500	7,935
Arris Group, Inc. (a)	10,500	108,885
Aspect Communications Corp. (a)	9,151	165,267
Audiovox Corp. Class A (a)	3,500	57,610
Avanex Corp. (a)	29,243	154,111
Avaya, Inc. (a)	71,257	1,222,058
Avici Systems, Inc. (a)	2,400	49,224
Avocent Corp. (a)	8,828	341,379
Aware, Inc. (a)	6,698	24,649
Bel Fuse, Inc. Class A	1,000	28,240
Black Box Corp.	2,700	139,077
Blonder Tongue Laboratories, Inc. (a)	3,900	15,249
Brocade Communications Systems, Inc. (a)	47,561	331,500
Brooktrout, Inc. (a)	1,900	37,069
C-COR.net Corp. (a)	10,684	175,645
Cable Design Technologies Corp. (a)	4,682	45,650
Carrier Access Corp. (a)	3,100	35,650
Centillium Communications, Inc. (a)	3,503	17,200
CIENA Corp. (a)	78,841	451,759

	Shares	Value (Note 1)
Cisco Systems, Inc. (a)	1,124,303	$ 25,971,399
Cognitronics Corp. (a)	2,400	8,760
Comarco, Inc. (a)	450	4,203
CommScope, Inc. (a)	12,913	229,722
Communications Systems, Inc.	2,276	19,278
Computer Network Technology Corp. (a)	4,067	41,321
Comtech Telecommunications Corp. (a)	1,950	55,224
Comverse Technology, Inc. (a)	31,309	617,413
Copper Mountain Networks, Inc. (a)	620	6,839
Corning, Inc. (a)	219,457	2,754,185
Corvis Corp. (a)	102,403	214,022
CoSine Communications, Inc. (a)	700	5,145
DAOU Systems, Inc. (a)	200	170
Digi International, Inc. (a)	4,395	51,246
Digital Lightwave, Inc. (a)	6,271	14,172
Ditech Communications Corp. (a)	7,074	132,213
Echelon Corp. (a)	4,379	49,001
EFJ, Inc. (a)	99	559
Emulex Corp. (a)	15,484	358,919
Enterasys Networks, Inc. (a)	29,865	135,886
Entrada Networks, Inc. (a)	150	25
eOn Communications Corp. (a)	620	2,015
Extreme Networks, Inc. (a)	15,200	122,360
Ezenia!, Inc. (a)	200	56
F5 Networks, Inc. (a)	8,551	282,953
FalconStor Software, Inc. (a)	3,300	24,684
Finisar Corp. (a)	44,126	126,642
First Virtual Communications, Inc. (a)	626	1,127
Foundry Networks, Inc. (a)	20,518	484,225
Glenayre Technologies, Inc. (a)	7,200	23,040
Globecomm Systems, Inc. (a)	3,000	18,540
Harmonic, Inc. (a)	16,262	199,047
Harris Corp.	11,494	543,092
Inter-Tel, Inc.	3,400	102,850
InterDigital Communication Corp. (a)	9,184	243,927
ION Networks, Inc. (a)	2,400	312
ISCO International, Inc. (a)	1,800	1,152
Ixia (a)	15,464	182,475
JDS Uniphase Corp. (a)	236,955	1,161,080
Juniper Networks, Inc. (a)	65,519	1,694,977
Lantronix, Inc. (a)	500	700
Loral Space & Communications Ltd. (a)	4,101	2,584
Lucent Technologies, Inc. (a)	691,039	2,895,453
McDATA Corp. Class A (a)	16,314	131,491
Motorola, Inc.	376,016	6,937,495
MRV Communications, Inc. (a)	15,973	65,809
NETGEAR, Inc.	3,400	51,170
Netopia, Inc. (a)	1,000	13,150
NetScreen Technologies, Inc. (a)	2,118	75,083
NetSolve, Inc. (a)	1,900	20,178
Network Engines, Inc. (a)	2,300	12,236
Network Equipment Technologies, Inc. (a)	3,600	46,548
New Focus, Inc. (a)	9,705	50,466
NMS Communications Corp. (a)	2,800	21,616
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
NumereX Corp. Class A (a)	2,600	$ 12,870
Occam Networks, Inc. (a)	3,400	578
Oplink Communications, Inc. (a)	16,222	42,988
Optelecom, Inc. (a)	529	5,845
Optical Cable Corp. (a)	656	4,624
Optical Cable Corp. warrants 10/24/07 (a)	762	1,652
Optical Communication Products, Inc. (a)	5,795	21,499
P-Com, Inc. (a)	1,080	78
Packeteer, Inc. (a)	4,410	63,769
Paradyne Networks, Inc. (a)	4,146	17,413
Parkervision, Inc. (a)	900	5,400
PC-Tel, Inc. (a)	2,200	25,080
Performance Technologies, Inc. (a)	2,900	57,217
Plantronics, Inc. (a)	8,715	347,903
Polycom, Inc. (a)	20,267	447,293
Powerwave Technologies, Inc. (a)	9,816	96,884
Proxim Corp. Class A (a)	16,464	39,678
QLogic Corp. (a)	15,226	636,447
QUALCOMM, Inc.	130,287	8,266,710
Redback Networks, Inc. (a)	292	2,310
Redback Networks, Inc.:
warrants 1/2/10 (a)	309	3,971
warrants 1/2/10 (a)	325	3,575
REMEC, Inc. (a)	7,800	54,600
SafeNet, Inc. (a)	1,370	52,101
Science Dynamics Corp. (a)	4,100	533
Scientific-Atlanta, Inc.	25,570	846,367
SCM Microsystems, Inc. (a)	600	4,980
SeaChange International, Inc. (a)	4,650	80,166
Sonus Networks, Inc. (a)	45,469	269,631
Sorrento Networks Corp. (a)	505	1,919
SpectraLink Corp.	3,240	53,978
Stratex Networks, Inc. (a)	7,150	37,395
Stratos International, Inc. (a)	1,058	6,898
Sunrise Telecom, Inc.	4,200	16,716
Sycamore Networks, Inc. (a)	40,582	191,141
Symmetricom, Inc. (a)	7,753	71,173
TalkPoint Communications, Inc. (a)	960	22
Tekelec (a)	8,000	154,960
Tellabs, Inc. (a)	68,356	663,053
Telular Corp. (a)	2,100	33,852
TeraForce Technology Corp. (a)	19,900	5,572
Terayon Communication Systems, Inc. (a)	11,777	52,054
Tollgrade Communications, Inc. (a)	2,134	37,622
Tut Systems, Inc. (a)	1,100	5,863
UTStarcom, Inc. (a)	1,660	54,997
Veramark Technologies, Inc. (a)	2,300	4,830
Verilink Corp. (a)	3,400	17,238
Verso Technologies, Inc. (a)	13,318	24,239
ViaSat, Inc. (a)	3,963	106,010

	Shares	Value (Note 1)
Vyyo, Inc. (a)	1,133	$ 8,951
Wegener Corp. (a)	3,500	8,925
Westell Technologies, Inc. Class A (a)	4,212	32,264
WJ Communications, Inc. (a)	3,700	18,611
YDI Wireless, Inc. (a)	610	3,050
Zhone Technologies, Inc. (a)	23,964	117,184
		65,067,391
Computers & Peripherals - 3.3%
ActivCard Corp. (a)	4,448	29,935
Advanced Digital Information Corp. (a)	13,177	165,767
Alpha Technologies Group, Inc. (a)	2,100	3,297
Apple Computer, Inc. (a)	61,822	1,479,400
Applied Films Corp. (a)	2,037	70,928
Astro-Med, Inc.	3,265	48,681
Avid Technology, Inc. (a)	6,622	281,236
Concurrent Computer Corp. (a)	9,619	39,149
Cray, Inc. (a)	9,398	69,639
Crossroads Systems, Inc. (a)	5,525	14,531
Datalink Corp. (a)	2,200	8,866
Dataram Corp. (a)	3,250	20,085
Dell, Inc. (a)	417,815	13,641,660
Diebold, Inc.	13,587	715,899
Dot Hill Systems Corp. (a)	4,870	68,326
Drexler Technology Corp. (a)	1,984	28,074
Electronics for Imaging, Inc. (a)	12,121	307,510
EMC Corp. (a)	395,645	5,665,636
Ener1, Inc. (a)	35,600	42,008
Exabyte Corp. (a)	100	132
FOCUS Enhancements, Inc. (a)	5,500	8,910
Gateway, Inc. (a)	64,248	348,867
Hauppauge Digital, Inc. (a)	500	2,135
Hewlett-Packard Co.	498,625	11,323,774
Hutchinson Technology, Inc. (a)	3,733	106,279
Hypercom Corp. (a)	7,777	53,506
Imation Corp.	8,261	291,613
InFocus Corp. (a)	5,400	63,612
Innovex, Inc. (a)	1,500	10,350
Intergraph Corp. (a)	6,049	124,065
International Business Machines Corp.	279,419	26,963,934
Interphase Corp. (a)	1,906	23,977
Iomega Corp.	6,880	38,528
Komag, Inc. (a)	9,773	223,215
Lexmark International, Inc. Class A (a)	21,627	1,779,686
Maxtor Corp. (a)	40,116	411,189
Media 100, Inc. (a)	2,700	365
Mitek Systems, Inc. (a)	3,800	5,814
Mobility Electronics, Inc. (a)	5,783	51,180
MTI Technology Corp. (a)	3,200	8,896
NCR Corp. (a)	16,414	734,691
Neoware Systems, Inc. (a)	1,939	18,207
Network Appliance, Inc. (a)	58,000	1,256,280
Overland Storage, Inc. (a)	2,079	37,443
PalmOne, Inc. (a)	5,755	57,723
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Pinnacle Systems, Inc. (a)	6,998	$ 52,765
Presstek, Inc. (a)	7,102	71,730
Quantum Corp. (a)	19,830	76,346
Rainbow Technologies, Inc. (a)	4,525	64,617
SanDisk Corp. (a)	24,930	632,225
SBS Technologies, Inc. (a)	3,482	54,389
Scan-Optics, Inc. (a)	300	180
Seagate Technology	14,166	245,072
Sigma Designs, Inc. (a)	2,609	19,750
Silicon Graphics, Inc. (a)	26,400	85,008
SimpleTech, Inc. (a)	7,700	38,808
Socket Communications, Inc. (a)	3,300	11,220
Storage Technology Corp. (a)	18,313	537,853
Stratasys, Inc. (a)	1,507	26,252
Sun Microsystems, Inc. (a)	539,598	2,881,453
Synaptics, Inc. (a)	4,302	78,641
UNOVA, Inc. (a)	8,267	180,055
Video Display Corp.	1,440	21,154
ViewCast.com, Inc. (a)	13,700	5,069
VPGI Corp. (a)	825	83
Western Digital Corp. (a)	34,088	388,262
Xybernaut Corp. (a)	38,052	63,927
		72,179,857
Electronic Equipment & Instruments - 0.9%
Advanced Photonix, Inc. Class A (a)	5,286	9,303
Aeroflex, Inc. (a)	13,939	195,425
Aetrium, Inc. (a)	2,400	11,760
Agilent Technologies, Inc. (a)	78,500	2,683,915
Agilysys, Inc.	5,700	75,839
Allied Motion Technologies, Inc. (a)	4,100	19,065
American Building Control, Inc. (a)	3,700	4,921
American Technical Ceramics Corp. (a)	1,900	19,285
American Technology Corp. (a)	900	4,410
Amphenol Corp. Class A (a)	7,125	440,681
Andrea Electronics Corp. (a)	1,600	560
Anixter International, Inc.	8,178	244,522
APA Optics, Inc. (a)	2,800	6,776
Arrow Electronics, Inc. (a)	15,486	380,956
Avnet, Inc. (a)	20,014	471,330
AVX Corp.	29,676	499,744
Axcess, Inc. (a)	1,600	3,600
BEI Technologies, Inc.	2,673	56,053
Bell Industries, Inc. (a)	7,200	21,600
Bell Microproducts, Inc. (a)	3,480	32,086
Benchmark Electronics, Inc. (a)	8,075	281,091
Benthos, Inc. (a)	2,454	11,657
Brightpoint, Inc. (a)	3,472	59,128
Broadcast International, Inc. (a)	270	1,418
California Amplifier, Inc. (a)	3,032	44,570
CDW Corp.	13,865	959,181
CellStar Corp. (a)	1,700	21,675

	Shares	Value (Note 1)
Checkpoint Systems, Inc. (a)	4,849	$ 90,434
Chyron Corp. (a)	1,500	660
Cognex Corp.	5,800	192,908
Coherent, Inc. (a)	4,300	122,292
CTS Corp.	5,303	75,992
CyberOptics Corp. (a)	850	15,513
Daktronics, Inc. (a)	2,379	55,907
DDi Corp. (a)	54	791
Digital Theater Systems, Inc.	1,697	41,967
Digital Video Systems, Inc. (a)	1,800	2,597
Duraswitch Industries, Inc. (a)	1,500	3,435
Electro Scientific Industries, Inc. (a)	3,700	88,319
eMagin Corp. (a)	3,800	9,424
En Pointe Technologies, Inc. (a)	1,400	2,968
Excel Technology, Inc. (a)	1,100	37,092
Fargo Electronics, Inc. (a)	2,211	24,874
FARO Technologies, Inc. (a)	3,698	102,804
Flir Systems, Inc. (a)	7,839	303,134
Frequency Electronics, Inc.	500	7,000
Giga-Tronics, Inc. (a)	3,000	8,127
Global Imaging Systems, Inc. (a)	3,800	114,608
GTSI Corp. (a)	1,990	24,716
Identix, Inc. (a)	9,332	48,620
IEC Electronics Corp. (a)	100	134
Ingram Micro, Inc. Class A (a)	26,234	497,921
Interlink Electronics, Inc. (a)	1,200	9,792
Iteris Holdings, Inc. (a)	1,200	4,116
Itron, Inc. (a)	3,000	57,360
Jabil Circuit, Inc. (a)	33,641	941,275
Keithley Instruments, Inc.	1,200	27,792
KEMET Corp. (a)	12,784	188,180
Landauer, Inc.	1,400	60,858
LeCroy Corp. (a)	1,700	38,896
Lexar Media, Inc. (a)	13,325	183,885
LightPath Technologies, Inc. Class A (a)	437	1,967
Littelfuse, Inc. (a)	3,052	100,258
LoJack Corp. (a)	3,600	28,620
Manufacturers Services Ltd. (a)	2,000	13,340
Maxwell Technologies, Inc. (a)	1,100	11,440
Measurement Specialties, Inc. (a)	3,305	66,431
Mechanical Technology, Inc. (a)	4,800	28,560
Merix Corp. (a)	1,450	35,670
Methode Electronics, Inc. Class A	5,200	65,000
Metrologic Instruments, Inc. (a)	2,058	52,870
Micronetics, Inc. Delaware (a)	1,137	8,505
MOCON, Inc.	2,152	16,979
Molex, Inc.	29,739	942,132
MTS Systems Corp.	3,500	94,045
National Instruments Corp.	12,172	420,664
Newport Corp. (a)	4,126	72,329
NU Horizons Electronics Corp. (a)	3,452	33,139
OSI Systems, Inc. (a)	2,149	41,906
OYO Geospace Corp. (a)	1,300	22,099
Park Electrochemical Corp.	2,880	77,040
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Parlex Corp. (a)	1,600	$ 13,312
Paxar Corp. (a)	6,365	88,601
Pemstar, Inc. (a)	3,100	12,958
PerkinElmer, Inc.	23,696	493,825
PFSweb, Inc. (a)	9,321	16,498
Photon Dynamics, Inc. (a)	2,232	79,705
Planar Systems, Inc. (a)	2,218	35,089
Plexus Corp. (a)	6,504	124,617
RadiSys Corp. (a)	3,400	69,734
Reptron Electronics, Inc. (a)	100	0
Research Frontiers, Inc. (a)	2,000	23,940
Richardson Electronics Ltd.	2,448	33,660
Rofin-Sinar Technologies, Inc. (a)	2,100	62,874
Rogers Corp. (a)	3,542	184,184
Sanmina-SCI Corp. (a)	88,314	1,120,705
Satcon Technology Corp. (a)	1,200	3,132
ScanSource, Inc. (a)	1,927	91,841
Scientific Technologies, Inc. (a)	3,100	18,228
SED International Holdings, Inc. (a)	50	108
Sirenza Microdevices, Inc. (a)	4,500	23,445
Solectron Corp. (a)	140,011	894,670
Somera Communications, Inc. (a)	2,800	7,560
Spectrum Control, Inc. (a)	1,500	11,925
Staktek Holdings, Inc.	558	7,343
StockerYale, Inc. (a)	1,200	1,536
Super Vision International, Inc. Class A (a)	2,100	10,500
Superconductor Technologies, Inc. (a)	6,380	26,349
Symbol Technologies, Inc.	37,576	639,544
Sypris Solutions, Inc.	2,700	52,407
Taser International, Inc. (a)	3,504	190,793
Tech Data Corp. (a)	10,108	409,071
Technitrol, Inc. (a)	6,089	111,794
Tektronix, Inc.	15,073	483,090
Thermo Electron Corp. (a)	26,838	753,343
Trimble Navigation Ltd. (a)	7,019	232,610
TTM Technologies, Inc. (a)	7,352	118,808
Universal Display Corp. (a)	2,400	36,144
Varian, Inc. (a)	4,550	181,591
Veeco Instruments, Inc. (a)	4,200	122,514
Viisage Technology, Inc. (a)	4,589	29,136
Vishay Intertechnology, Inc. (a)	25,123	565,519
Waters Corp. (a)	19,256	711,317
Woodhead Industries, Inc.	1,600	25,920
X-Rite, Inc.	2,700	39,609
Zomax, Inc. (a)	4,900	21,462
Zygo Corp. (a)	1,200	19,740
		20,278,687
Internet Software & Services - 0.5%
24/7 Real Media, Inc. (a)	460	4,301
Akamai Technologies, Inc. (a)	25,106	376,590

	Shares	Value (Note 1)
Allscripts Healthcare Solutions, Inc. (a)	3,266	$ 29,165
AMEN Properties, Inc. (a)	75	220
America Online Latin America, Inc. (a)	7,978	10,770
Apropos Technology, Inc. (a)	750	3,563
Aquantive, Inc. (a)	8,967	87,249
Ariba, Inc. (a)	31,864	99,097
Art Technology Group, Inc. (a)	11,400	16,644
Ask Jeeves, Inc. (a)	7,042	142,178
Autobytel, Inc. (a)	5,594	78,372
Bankrate, Inc. (a)	3,082	49,155
Blue Coat Systems, Inc. (a)	540	22,151
Blue Martini Software, Inc. (a)	1,785	9,978
Braun Consulting, Inc. (a)	1,700	5,355
BroadVision, Inc. (a)	5,124	41,556
Calico Commerce, Inc.	626	313
Centra Software, Inc. (a)	5,611	19,582
Chordiant Software, Inc. (a)	14,210	78,581
Clarus Corp. (a)	1,000	8,400
Click Commerce, Inc.	500	3,190
CMGI, Inc. (a)	94,144	225,946
CNET Networks, Inc. (a)	21,738	216,076
Commerce One, Inc. (a)	5,411	10,551
Communication Intelligence Corp. (a)	3,800	3,344
Corillian Corp. (a)	1,722	9,058
Critical Path, Inc. (a)	3,689	7,747
CyberCash, Inc. rights 12/31/03 (a)	7,800	156
CyberSource Corp. (a)	2,800	11,984
deltathree, Inc. (a)	500	1,240
Digital Impact, Inc. (a)	800	1,936
Digital Insight Corp. (a)	5,022	108,777
Digital River, Inc. (a)	3,718	81,387
DigitalThink, Inc. (a)	6,933	13,103
Digitas, Inc. (a)	7,167	71,455
Docent, Inc. (a)	933	5,253
DoubleClick, Inc. (a)	18,574	201,528
DSL.net, Inc. (a)	1,895	1,137
EarthLink, Inc. (a)	22,572	206,082
EasyLink Services Corp. Class A (a)	170	274
eCollege.com (a)	3,535	70,877
eGain Communications Corp. (a)	500	1,400
Elcom International, Inc. (a)	2,200	506
eMerge Interactive, Inc. Class A (a)	3,830	8,196
Entrust, Inc. (a)	7,900	39,974
Equinix, Inc. (a)	1,604	45,746
FindWhat.com (a)	3,079	51,758
FreeMarkets, Inc. (a)	6,705	59,540
GRIC Communications, Inc. (a)	2,000	7,580
High Speed Access Corp.	5,100	102
Homestore, Inc. (a)	10,978	53,573
I-Many, Inc. (a)	5,700	8,607
iBasis, Inc. (a)	2,400	3,696
InfoSpace, Inc. (a)	4,695	170,710
Innodata Isogen, Inc. (a)	9,200	37,444
Interland, Inc. (a)	1,108	5,773
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internap Network Services Corp. (a)	18,300	$ 34,404
Internet America, Inc. (a)	4,200	4,494
Internet Capital Group, Inc. (a)	26,151	9,414
Internet Commerce Corp. Class A (a)	600	1,494
Internet Pictures Corp. (a)	295	701
Internet Security Systems, Inc. (a)	12,578	222,756
Interwoven, Inc. (a)	5,949	72,280
Intraware, Inc. (a)	1,200	2,016
ITXC Corp. (a)	4,800	17,472
iVillage, Inc. (a)	6,349	37,967
j2 Global Communications, Inc. (a)	3,244	71,238
Jupiter Media Metrix, Inc.	4,711	565
Jupitermedia Corp. (a)	1,200	11,256
Kana Software, Inc. (a)	3,268	15,817
Keynote Systems, Inc. (a)	1,600	20,672
Landacorp, Inc. (a)	3,900	11,700
Liquid Audio, Inc.	4,100	1,558
LookSmart Ltd. (a)	11,207	18,043
Loudeye Corp. (a)	2,000	4,520
Marimba, Inc. (a)	2,500	16,000
Marketwatch.com, Inc. (a)	812	10,053
MatrixOne, Inc. (a)	7,185	46,631
Modem Media, Inc. Class A (a)	4,300	33,110
Navidec, Inc. (a)	346	415
NaviSite, Inc. (a)	344	1,613
Neoforma, Inc. (a)	2,800	30,996
Net2Phone, Inc. (a)	5,858	38,956
Netegrity, Inc. (a)	5,283	48,339
NetRatings, Inc. (a)	3,275	35,206
NIC, Inc. (a)	4,201	26,340
Niku Corp. (a)	1,390	18,306
On2.Com, Inc. (a)	18,981	18,981
OneSource Information Services, Inc. (a)	3,500	28,770
Openwave Systems, Inc. (a)	9,624	145,900
Opsware, Inc. (a)	24,964	217,187
Optio Software, Inc. (a)	3,000	3,960
PEC Solutions, Inc. (a)	3,500	44,240
Persistence Software, Inc. (a)	70	284
Plumtree Software, Inc. (a)	9,421	43,431
Primus Knowledge Solutions, Inc. (a)	800	3,992
Provo International, Inc. (a)	1,066	576
Quovadx, Inc. (a)	7,549	44,162
Raindance Communications, Inc. (a)	14,360	37,480
RealNetworks, Inc. (a)	41,635	236,903
Register.com, Inc. (a)	4,844	25,722
Retek, Inc. (a)	7,752	64,807
S1 Corp. (a)	6,982	50,969
Saba Software, Inc. (a)	600	2,539
Salon Media Group, Inc. (a)	5,500	880
SAVVIS Communications Corp. (a)	9,243	21,629
SeeBeyond Technology Corp. (a)	8,415	39,719

	Shares	Value (Note 1)
Selectica, Inc. (a)	6,434	$ 30,890
SmartServ Online, Inc. (a)	150	492
SonicWALL, Inc. (a)	13,089	125,654
Sportsline.com, Inc. (a)	1,000	1,220
SSP Solutions, Inc. (a)	2,900	3,741
Stellent, Inc. (a)	3,900	34,515
Supportsoft, Inc. (a)	10,058	122,506
Switchboard, Inc. (a)	2,900	17,020
Terremark Worldwide, Inc. (a)	66,107	49,580
The Sedona Corp. (a)	6,100	3,965
The viaLink Co. (a)	2,400	166
TheStreet.com, Inc. (a)	3,600	17,604
Tippingpoint Technologies, Inc. (a)	227	5,636
Track Data Corp.	8,200	12,382
Tucows, Inc. (a)	2,000	1,220
Tumbleweed Communications Corp. (a)	1,858	13,471
United Online, Inc. (a)	8,586	147,851
Universal Access Global Holdings, Inc. (a)	965	2,963
ValueClick, Inc. (a)	11,691	128,016
VeriSign, Inc. (a)	42,017	731,516
VerticalNet, Inc. (a)	530	1,325
Via Net.Works, Inc. (a)	2,930	4,717
Vignette Corp. (a)	28,284	63,922
Visual Data Corp. (a)	206	420
Vitria Technology, Inc. (a)	2,487	19,846
Webb Interactive Services, Inc. (a)	4,300	4,386
WebEx Communications, Inc. (a)	10,438	266,900
webMethods, Inc. (a)	6,251	66,261
Websense, Inc. (a)	3,200	87,360
WorldGate Communications, Inc. (a)	1,300	2,197
Yahoo!, Inc. (a)	106,172	4,714,037
Zix Corp. (a)	10,905	130,860
		11,538,028
IT Services - 1.3%
Acxiom Corp.	16,559	322,569
Affiliated Computer Services, Inc. Class A (a)	20,631	995,652
Affinity Technology Group, Inc. (a)	10,600	1,378
Alliance Data Systems Corp. (a)	2,500	74,875
Alternative Resources Corp. (a)	700	266
American Management Systems, Inc. (a)	5,800	88,682
Answerthink, Inc. (a)	2,704	20,632
Anteon International Corp. (a)	4,920	143,910
Applied Digital Solutions, Inc. (a)	23,978	8,632
Automatic Data Processing, Inc.	94,641	4,017,510
BearingPoint, Inc. (a)	27,528	293,173
CACI International, Inc. Class A (a)	5,185	229,955
Carreker Corp. (a)	4,530	60,023
Ceridian Corp. (a)	24,169	457,519
Certegy, Inc.	12,501	427,159
CheckFree Corp. (a)	15,272	443,346
Ciber, Inc. (a)	7,491	71,165
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	10,080	$ 478,195
CompuCom Systems, Inc. (a)	8,500	46,665
Computer Horizons Corp. (a)	5,300	22,631
Computer Sciences Corp. (a)	29,280	1,223,611
Convergys Corp. (a)	24,483	398,094
Corio, Inc. (a)	7,600	22,420
Covansys Corp. (a)	1,255	13,993
CSG Systems International, Inc. (a)	7,200	100,800
CSP, Inc. (a)	3,600	23,508
Datatec Systems, Inc. (a)	5,100	3,366
Direct Insite Corp. (a)	40	22
DST Systems, Inc. (a)	15,589	697,764
Edgewater Technology, Inc. (a)	2,800	18,844
eFunds Corp. (a)	6,571	106,516
Electronic Data Systems Corp.	78,676	1,506,645
eLoyalty Corp. (a)	3,847	20,812
ePresence, Inc. (a)	600	1,855
Euronet Worldwide, Inc. (a)	4,100	74,538
First Data Corp.	144,602	5,925,790
Fiserv, Inc. (a)	30,850	1,191,119
Forrester Research, Inc. (a)	3,800	72,200
Gartner, Inc. Class A (a)	22,106	249,798
Global Payments, Inc.	7,206	311,732
Hewitt Associates, Inc. Class A (a)	6,027	196,179
iGate Corp. (a)	4,382	32,164
Inforte Corp. (a)	640	6,688
infoUSA, Inc. (a)	5,193	52,969
InteliData Technologies Corp. (a)	4,700	7,144
Intelligroup, Inc. (a)	2,300	21,919
InterCept, Inc. (a)	3,700	44,178
Intrado, Inc. (a)	3,108	61,694
iPayment, Inc.	1,534	50,881
Iron Mountain, Inc. (a)	13,898	623,325
Keane, Inc. (a)	8,692	128,815
Lightbridge, Inc. (a)	4,152	30,310
Lionbridge Technologies, Inc. (a)	3,138	25,951
ManTech International Corp. Class A (a)	7,337	153,197
Maximus, Inc. (a)	3,215	112,204
MedQuist, Inc. (a)	4,541	76,652
Meta Group, Inc. (a)	2,450	13,720
MPS Group, Inc. (a)	15,674	152,822
National Processing, Inc. (a)	13,109	259,558
New Century Equity Holdings Corp. (a)	1,200	372
Paychex, Inc.	61,127	1,966,456
Pegasus Solutions, Inc. (a)	3,050	36,905
Perot Systems Corp. Class A (a)	22,474	310,591
Sabre Holdings Corp. Class A	23,839	540,907
Safeguard Scientifics, Inc. (a)	11,755	51,487
Sapient Corp. (a)	32,671	227,717
SM&A (a)	3,853	40,110

	Shares	Value (Note 1)
SRA International, Inc. Class A (a)	3,592	$ 138,292
StarTek, Inc.	1,900	77,330
Storage Engine, Inc. (a)	434	95
SunGard Data Systems, Inc. (a)	46,825	1,361,203
Sykes Enterprises, Inc. (a)	6,100	43,615
Syntel, Inc.	5,600	150,024
Technology Solutions Co. (a)	8,550	9,491
The BISYS Group, Inc. (a)	23,652	417,458
The Management Network Group, Inc. (a)	1,200	4,884
Tier Technologies, Inc. Class B (a)	3,200	31,520
Titan Corp. (a)	11,161	234,939
Total System Services, Inc.	33,866	718,975
TSR, Inc.	100	751
Tyler Technologies, Inc. (a)	6,359	59,202
Unisys Corp. (a)	51,511	727,850
Zamba Corp. (a)	3,700	555
		29,368,463
Office Electronics - 0.1%
Xerox Corp. (a)	131,913	1,865,250
Zebra Technologies Corp. Class A (a)	7,344	524,949
		2,390,199
Semiconductors & Semiconductor Equipment - 3.8%
8X8, Inc. (a)	1,000	3,850
Actel Corp. (a)	3,829	94,576
ADE Corp. (a)	800	17,440
Advanced Energy Industries, Inc. (a)	4,100	89,544
Advanced Micro Devices, Inc. (a)	58,149	872,235
Advanced Power Technology, Inc. (a)	2,155	22,628
AEHR Test Systems (a)	3,046	13,890
Agere Systems, Inc. Class A (a)	274,780	1,066,146
Alliance Semiconductor Corp. (a)	2,900	22,475
Altera Corp. (a)	61,628	1,360,746
AMIS Holdings, Inc.	5,317	93,845
Amkor Technology, Inc. (a)	28,226	436,656
Amtech Systems, Inc. (a)	3,500	20,549
ANADIGICS, Inc. (a)	5,094	33,310
Analog Devices, Inc.	59,154	2,951,785
Applied Materials, Inc. (a)	269,512	5,724,435
Applied Micro Circuits Corp. (a)	58,565	378,330
Artisan Components, Inc. (a)	2,648	50,497
Asyst Technologies, Inc. (a)	5,531	54,923
Atheros Communications, Inc. (a)	200	3,634
Atmel Corp. (a)	76,239	527,574
ATMI, Inc. (a)	4,900	133,035
August Technology Corp. (a)	2,100	36,393
Axcelis Technologies, Inc. (a)	22,378	256,004
AXT, Inc. (a)	5,100	20,808
Brillian Corp. (a)	375	3,150
Broadcom Corp. Class A (a)	50,443	2,046,977
Brooks Automation, Inc. (a)	8,613	182,337
Cabot Microelectronics Corp. (a)	3,157	140,644
California Micro Devices Corp. (a)	1,400	18,900
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Celeritek, Inc.	800	$ 6,360
Ceva, Inc. (a)	3,103	31,589
ChipPAC, Inc. Class A (a)	23,766	202,724
Cirrus Logic, Inc. (a)	12,367	91,021
Cohu, Inc.	3,575	67,675
Conexant Systems, Inc. (a)	50,793	373,329
Credence Systems Corp. (a)	9,802	111,253
Cree, Inc. (a)	12,572	301,099
Cymer, Inc. (a)	6,153	237,137
Cypress Semiconductor Corp. (a)	19,659	424,241
Diodes, Inc. (a)	2,892	66,169
DPAC Technologies Corp. (a)	5,400	7,398
DSP Group, Inc. (a)	4,100	104,427
DuPont Photomasks, Inc. (a)	2,946	65,460
Electroglas, Inc. (a)	4,674	24,772
EMCORE Corp. (a)	2,848	14,790
Entegris, Inc. (a)	9,300	112,995
ESS Technology, Inc. (a)	6,403	101,039
Exar Corp. (a)	5,900	105,020
Fairchild Semiconductor International, Inc. (a)	18,522	477,868
FEI Co. (a)	4,100	93,275
FormFactor, Inc.	5,967	121,369
FSI International, Inc. (a)	4,200	33,390
Genesis Microchip, Inc. (a)	7,558	124,858
GlobespanVirata, Inc. (a)	30,773	272,957
Helix Technology, Inc.	4,273	110,799
Hi/fn, Inc. (a)	1,922	25,082
Ibis Technology Corp. (a)	2,229	32,298
Integrated Circuit Systems, Inc. (a)	11,277	310,569
Integrated Device Technology, Inc. (a)	20,937	345,251
Integrated Silicon Solution, Inc. (a)	4,221	67,874
Intel Corp.	1,059,070	30,956,616
International Rectifier Corp. (a)	10,227	472,078
Intersil Corp. Class A	24,962	588,854
Intest Corp. (a)	2,530	13,991
IXYS Corp. (a)	3,700	32,634
JMAR Technologies, Inc. (a)	2,900	7,772
KLA-Tencor Corp. (a)	30,476	1,609,133
Kopin Corp. (a)	9,400	57,246
Kulicke & Soffa Industries, Inc. (a)	7,962	99,127
Lam Research Corp. (a)	23,247	594,426
Lattice Semiconductor Corp. (a)	21,552	222,632
Linear Technology Corp.	49,749	1,989,463
LSI Logic Corp. (a)	68,519	692,042
LTX Corp. (a)	8,192	126,894
Mattson Technology, Inc. (a)	7,388	87,991
Maxim Integrated Products, Inc.	52,674	2,628,959
MEMC Electronic Materials, Inc. (a)	36,868	349,877
Micrel, Inc. (a)	13,153	197,558
Micro Component Technology, Inc. (a)	4,500	8,325

	Shares	Value (Note 1)
Micro Linear Corp. (a)	100	$ 617
Microchip Technology, Inc.	33,876	965,466
Micron Technology, Inc. (a)	101,073	1,520,138
Microsemi Corp. (a)	8,202	127,951
Mindspeed Technologies, Inc. (a)	25,211	223,874
MIPS Technologies, Inc. (a)	6,500	36,725
MKS Instruments, Inc. (a)	6,844	165,283
Monolithic System Technology, Inc. (a)	4,277	56,243
Mykrolis Corp. (a)	7,024	105,922
Nanometrics, Inc. (a)	800	14,248
National Semiconductor Corp. (a)	31,001	1,220,199
NeoMagic Corp. (a)	1,000	4,340
Novellus Systems, Inc. (a)	25,007	803,975
NVIDIA Corp. (a)	25,095	558,364
Omnivision Technologies, Inc. (a)	9,772	276,059
ON Semiconductor Corp. (a)	33,532	283,681
PDF Solutions, Inc. (a)	4,200	48,510
Pericom Semiconductor Corp. (a)	4,500	51,750
Photronics, Inc. (a)	4,841	84,088
Pixelworks, Inc. (a)	5,600	92,288
PLX Technology, Inc. (a)	3,886	37,694
Power Integrations, Inc. (a)	3,900	114,972
QuickLogic Corp. (a)	4,793	18,309
Rambus, Inc. (a)	15,957	516,847
Ramtron International Corp. (a)	4,700	15,745
Reliability, Inc. (a)	100	114
RF Micro Devices, Inc. (a)	34,167	317,411
Rudolph Technologies, Inc. (a)	2,300	47,311
Semitool, Inc. (a)	4,700	58,374
Semtech Corp. (a)	12,533	302,296
Sigmatel, Inc.	3,990	99,391
Silicon Image, Inc. (a)	8,600	95,890
Silicon Laboratories, Inc. (a)	8,113	457,330
Silicon Storage Technology, Inc. (a)	18,672	233,773
Siliconix, Inc. (a)	3,930	184,749
Sipex Corp. (a)	1,500	11,130
Skyworks Solutions, Inc. (a)	26,316	296,844
SRS Labs, Inc. (a)	2,700	23,922
Standard Microsystems Corp. (a)	2,900	87,377
Supertex, Inc. (a)	2,131	39,253
Tegal Corp. (a)	6,100	15,189
Teradyne, Inc. (a)	32,218	794,174
Tessera Technologies, Inc.	8,659	167,985
Texas Instruments, Inc.	280,706	8,603,639
Therma-Wave, Inc. (a)	5,400	24,840
Three-Five Systems, Inc. (a)	1,500	7,095
Transmeta Corp. (a)	19,000	68,780
Transwitch Corp. (a)	14,454	40,905
Trident Microsystems, Inc. (a)	5,569	90,997
TriQuint Semiconductor, Inc. (a)	18,701	149,608
Tvia, Inc. (a)	6,300	14,364
Ultratech, Inc. (a)	3,672	91,102
Varian Semiconductor Equipment Associates, Inc. (a)	6,181	252,123
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Virage Logic Corp. (a)	3,148	$ 32,897
Vitesse Semiconductor Corp. (a)	39,408	314,870
White Electronic Designs Corp. (a)	3,182	25,329
Xicor, Inc. (a)	4,280	59,663
Xilinx, Inc. (a)	55,155	2,318,716
Zoran Corp. (a)	8,297	149,429
		84,697,180
Software - 4.0%
Acclaim Entertainment, Inc. (a)	14,700	8,967
Activision, Inc. (a)	16,031	336,811
Actuate Corp. (a)	4,899	13,962
Adept Technology, Inc. (a)	3,400	3,876
Adobe Systems, Inc.	38,457	1,432,139
Advent Software, Inc. (a)	4,100	70,315
Agile Software Corp. (a)	5,154	48,345
Altiris, Inc. (a)	3,734	101,752
American Software, Inc. Class A	3,700	26,492
Analytical Surveys, Inc. (a)	20	54
Ansoft Corp. (a)	500	7,095
Ansys, Inc. (a)	2,635	105,743
Applix, Inc. (a)	2,600	12,506
ARI Network Services, Inc. (a)	2,800	3,640
Artisoft, Inc. (a)	533	1,439
Ascential Software Corp. (a)	11,190	252,446
Aspen Technology, Inc. (a)	4,900	42,973
Atari, Inc. (a)	28,859	77,919
Authentidate Holding Corp. (a)	1,900	30,210
Autodesk, Inc.	20,830	596,780
Axeda Systems, Inc. (a)	4,600	5,382
Barra, Inc.	2,850	90,174
BEA Systems, Inc. (a)	69,476	958,769
BindView Development Corp. (a)	4,100	16,400
Bitstream, Inc. Class A (a)	5,067	13,681
BMC Software, Inc. (a)	35,523	696,251
Borland Software Corp. (a)	9,200	85,560
Bottomline Technologies, Inc. (a)	1,400	13,622
BSQUARE Corp. (a)	1,200	1,596
Cadence Design Systems, Inc. (a)	42,600	657,318
CAM Commerce Solutions, Inc. (a)	2,300	25,898
Captaris, Inc. (a)	7,200	40,536
Captiva Software Corp. (a)	2,000	23,540
Catapult Communications Corp. (a)	1,500	31,875
CCC Information Services Group, Inc. (a)	3,900	73,320
Citrix Systems, Inc. (a)	28,564	604,986
Computer Associates International, Inc.	95,901	2,547,131
Compuware Corp. (a)	67,579	529,819
Concord Communications, Inc. (a)	2,785	51,523
Concur Technologies, Inc. (a)	3,000	36,600
Convera Corp. Class A (a)	2,323	9,408
Datakey, Inc. (a)	3,600	2,808
Datastream Systems, Inc. (a)	2,700	22,329

	Shares	Value (Note 1)
Datawatch Corp. (a)	1,134	$ 8,346
Digimarc Corp. (a)	1,449	17,982
DocuCorp International, Inc. (a)	2,820	36,124
Dynamics Research Corp. (a)	2,379	42,346
E.piphany, Inc. (a)	9,600	66,720
Electronic Arts, Inc. (a)	49,257	2,322,960
Embarcadero Technologies, Inc. (a)	2,400	29,472
Epicor Software Corp. (a)	8,396	118,384
EPIQ Systems, Inc. (a)	3,148	55,499
ePlus, Inc. (a)	1,200	15,684
Extended Systems, Inc. (a)	500	2,636
FactSet Research Systems, Inc.	7,261	267,423
Fair, Isaac & Co., Inc.	7,608	453,741
FileNET Corp. (a)	5,751	162,753
Fonix Corp. (a)	465	244
Forgent Networks, Inc. (a)	7,880	15,524
Geoworks Corp. (a)	1,000	130
GraphOn Corp. (a)	4,200	4,242
Group 1 Software, Inc. (a)	2,331	34,382
Hyperion Solutions Corp. (a)	9,478	338,744
Inet Technologies, Inc. (a)	6,217	78,334
Informatica Corp. (a)	9,366	90,007
Information Architects Corp. (a)	113	23
Insignia Systems, Inc. (a)	2,664	4,822
Intellisync Corp. (a)	6,400	20,224
Interactive Intelligence, Inc. (a)	2,100	11,088
InterVideo, Inc.	1,781	17,758
Intervoice, Inc. (a)	2,387	28,978
Intrusion, Inc. (a)	3,600	3,168
Intuit, Inc. (a)	33,156	1,470,800
Jack Henry & Associates, Inc.	16,855	312,660
JDA Software Group, Inc. (a)	3,900	60,489
KFX, Inc. (a)	8,958	78,651
Kronos, Inc. (a)	4,050	136,283
Lawson Software, Inc. (a)	5,737	50,313
Level 8 Systems, Inc. (a)	1,500	570
Macromedia, Inc. (a)	8,822	180,851
Macrovision Corp. (a)	9,518	185,791
Magma Design Automation, Inc. (a)	4,600	109,572
Manhattan Associates, Inc. (a)	3,500	100,310
Manugistics Group, Inc. (a)	10,635	77,742
MAPICS, Inc. (a)	4,823	43,986
MapInfo Corp. (a)	3,502	47,627
Mentor Graphics Corp. (a)	9,400	157,826
Mercury Interactive Corp. (a)	14,477	702,714
MetaSolv, Inc. (a)	1,300	3,822
Micromuse, Inc. (a)	10,474	93,847
MICROS Systems, Inc. (a)	2,500	109,100
Microsoft Corp.	1,758,111	46,589,942
MicroStrategy, Inc. Class A (a)	1,361	84,981
Midway Games, Inc. (a)	7,292	35,366
Mobius Management Systems, Inc. (a)	5,733	56,069
Moldflow Corp. (a)	2,648	29,128
MRO Software, Inc. (a)	3,700	51,319
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
MSC.Software Corp. (a)	4,853	$ 46,734
Nassda Corp. (a)	4,739	37,485
NEON Systems, Inc. (a)	900	2,970
Net Perceptions, Inc.	1,600	656
Netguru, Inc. (a)	1,800	2,286
NetIQ Corp. (a)	9,253	122,417
NetManage, Inc. (a)	1,157	9,603
NetScout Systems, Inc. (a)	7,668	53,063
NetSol Technologies, Inc. (a)	20	41
Network Associates, Inc. (a)	26,450	463,933
NexPrise, Inc. (a)	213	415
Novell, Inc. (a)	62,806	639,365
Nuance Communications, Inc. (a)	4,500	33,615
NYFIX, Inc. (a)	5,400	35,370
ONYX Software Corp. (a)	875	3,203
Open Solutions, Inc.	7,534	183,830
OpenTV Corp. Class A (a)	18,467	53,370
Opnet Technologies, Inc. (a)	4,559	75,497
Optika, Inc. (a)	1,900	7,106
Oracle Corp. (a)	851,157	10,962,902
PalmSource, Inc. (a)	1,275	24,671
Parametric Technology Corp. (a)	63,973	291,717
Peerless Systems Corp. (a)	200	418
Pegasystems, Inc. (a)	3,570	31,809
PeopleSoft, Inc. (a)	62,471	1,348,124
Pervasive Software, Inc. (a)	4,094	27,471
Phoenix Technologies Ltd. (a)	3,000	14,700
Plato Learning, Inc. (a)	2,149	28,259
Portal Software, Inc. (a)	5,009	41,074
Programmer's Paradise, Inc.	1,200	9,420
Progress Software Corp. (a)	5,600	116,536
QAD, Inc. (a)	4,079	62,531
QRS Corp. (a)	1,450	11,020
Quality Systems, Inc. (a)	903	40,680
Quest Software, Inc. (a)	14,533	229,185
Radiant Systems, Inc. (a)	2,700	19,305
Red Hat, Inc. (a)	31,418	568,037
Renaissance Learning, Inc.	4,400	112,156
Reynolds & Reynolds Co. Class A	10,153	283,472
Roxio, Inc. (a)	3,394	12,218
RSA Security, Inc. (a)	7,800	129,714
Sagent Technology, Inc. (a)	6,300	706
Sanchez Computer Associates, Inc. (a)	2,081	13,256
ScanSoft, Inc. (a)	11,212	61,105
SciQuest, Inc. (a)	93	360
SCO Group, Inc. (a)	3,132	38,148
Secure Computing Corp. (a)	4,719	68,237
Segue Software, Inc. (a)	1,900	8,455
SERENA Software, Inc. (a)	4,635	95,991
Siebel Systems, Inc. (a)	78,063	1,019,503
Smith Micro Software, Inc. (a)	3,687	9,623

	Shares	Value (Note 1)
Sonic Foundry, Inc. (a)	1,800	$ 4,518
Sonic Solutions, Inc. (a)	2,792	55,282
SPSS, Inc. (a)	1,760	35,992
SS&C Technologies, Inc.	2,080	105,685
StorageNetworks, Inc.	13,600	408
Sybase, Inc. (a)	17,036	366,444
Symantec Corp. (a)	51,321	2,111,346
Synopsys, Inc. (a)	26,954	794,604
Synplicity, Inc. (a)	300	2,154
Take-Two Interactive Software, Inc. (a)	6,620	207,206
TALX Corp.	2,374	45,438
TenFold Corp. (a)	2,690	8,743
THQ, Inc. (a)	5,700	107,730
TIBCO Software, Inc. (a)	32,652	261,869
TradeStation Group, Inc. (a)	3,740	28,349
Transaction Systems Architects, Inc. Class A (a)	6,378	114,740
Ulticom, Inc. (a)	4,033	40,657
Ultimate Software Group, Inc. (a)	5,525	72,267
VA Software Corp. (a)	11,502	43,823
Vastera, Inc. (a)	3,541	12,995
Verint Systems, Inc. (a)	9,136	238,998
Verisity Ltd. (a)	3,317	33,833
VERITAS Software Corp. (a)	70,947	2,158,208
Verity, Inc. (a)	5,230	86,557
Versant Corp. (a)	3,200	6,880
Versata, Inc. (a)	316	632
Vertel Corp. (a)	5,600	616
Viewpoint Corp. (a)	3,600	4,896
Visual Networks, Inc. (a)	6,000	24,000
Voxware, Inc. (a)	9,500	760
WatchGuard Technologies, Inc. (a)	2,887	22,086
Wave Systems Corp. Class A (a)	2,100	3,192
Wind River Systems, Inc. (a)	11,250	110,138
Witness Systems, Inc. (a)	1,170	14,216
		89,306,511
TOTAL INFORMATION TECHNOLOGY		374,826,316
MATERIALS - 3.0%
Chemicals - 1.4%
A. Schulman, Inc.	5,900	110,153
Air Products & Chemicals, Inc.	35,478	1,711,459
Airgas, Inc.	10,351	214,783
Albemarle Corp.	5,928	167,466
American Pacific Corp.	800	6,456
American Vanguard Corp.	879	31,231
Arch Chemicals, Inc.	3,424	93,852
Atlantis Plastics, Inc. Class A (a)	600	8,850
Bairnco Corp.	800	5,048
Balchem Corp.	500	12,125
Cabot Corp.	12,694	439,212
Calgon Carbon Corp.	3,000	21,240
Cambrex Corp.	2,830	77,740
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
CFC International, Inc. (a)	600	$ 3,810
Crompton Corp.	13,480	100,561
Cytec Industries, Inc.	5,500	191,345
Dow Chemical Co.	151,195	6,572,447
E.I. du Pont de Nemours & Co.	163,169	7,357,290
Eastman Chemical Co.	12,987	549,999
Ecolab, Inc.	41,823	1,142,186
Eden Bioscience Corp. (a)	8,372	14,400
Engelhard Corp.	19,504	566,006
Ethyl Corp. (a)	7,190	146,532
Ferro Corp.	5,450	141,700
Flamemaster Corp.	400	2,132
FMC Corp. (a)	8,738	327,675
Georgia Gulf Corp.	5,100	138,771
Great Lakes Chemical Corp.	7,272	184,709
H.B. Fuller Co.	4,800	131,040
Hawkins, Inc.	5,191	60,942
Headwaters, Inc. (a)	4,883	116,167
Hercules, Inc. (a)	23,992	285,505
IMC Global, Inc.	16,000	180,800
International Flavors & Fragrances, Inc.	15,718	575,122
Kronos Worldwide, Inc. (a)	2,663	85,882
LESCO, Inc. (a)	2,923	35,076
Lubrizol Corp.	7,100	221,946
Lyondell Chemical Co.	27,036	481,511
MacDermid, Inc.	4,758	180,804
Material Sciences Corp.	1,300	14,794
Millennium Chemicals, Inc.	10,539	140,906
Minerals Technologies, Inc.	3,200	174,176
Monsanto Co.	43,934	1,451,579
Nanophase Technologies Corp. (a)	3,697	35,861
NL Industries, Inc.	5,326	80,050
Olin Corp.	10,208	185,377
OM Group, Inc. (a)	4,792	147,210
OMNOVA Solutions, Inc. (a)	3,100	16,120
Penford Corp.	600	9,660
Plymouth Rubber Co., Inc. Class A (a)	500	775
PolyOne Corp. (a)	9,224	53,038
PPG Industries, Inc.	26,564	1,559,041
Praxair, Inc.	50,728	1,842,441
Quaker Chemical Corp.	700	18,200
Rohm & Haas Co.	37,107	1,475,003
RPM, Inc.	24,714	401,355
Sensient Technologies Corp.	6,838	135,051
Sigma Aldrich Corp.	11,458	655,054
Southwall Technologies, Inc. (a)	800	1,632
Spartech Corp.	3,126	73,867
Stepan Co.	700	17,150
Summa Industries, Inc. (a)	500	4,695
Symyx Technologies, Inc. (a)	5,000	133,500
Terra Industries, Inc. (a)	36,133	168,018

	Shares	Value (Note 1)
The Scotts Co. Class A (a)	5,183	$ 326,788
Valhi, Inc.	17,850	234,549
Valspar Corp.	8,053	401,603
Vulcan International Corp.	100	4,499
W.R. Grace & Co. (a)	5,790	16,502
Wellman, Inc.	2,274	18,328
Zoltek Companies, Inc. (a)	800	6,000
		32,496,795
Construction Materials - 0.1%
Amcol International Corp.	3,826	69,059
Ameron International Corp.	600	23,214
Eagle Materials, Inc.	4,054	236,551
Florida Rock Industries, Inc.	7,890	346,371
Lafarge North America, Inc.	9,326	384,045
Martin Marietta Materials, Inc.	7,750	380,448
Texas Industries, Inc.	3,522	125,454
U.S. Concrete, Inc. (a)	100	588
Vulcan Materials Co.	15,591	737,454
		2,303,184
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	600	6,636
Aptargroup, Inc.	5,080	205,486
Ball Corp.	8,923	576,158
Bemis Co., Inc.	6,829	348,825
Caraustar Industries, Inc. (a)	5,232	62,679
Chesapeake Corp.	3,900	98,085
Crown Holdings, Inc. (a)	32,258	303,225
Graphic Packaging Corp. (a)	11,404	51,888
Greif Brothers Corp. Class A	4,918	176,064
Longview Fibre Co.	10,700	138,886
Mod-Pacific Corp. (a)	1,150	8,993
Myers Industries, Inc.	2,268	27,874
Owens-Illinois, Inc. (a)	21,462	287,162
Packaging Corp. of America	15,484	364,803
Packaging Dynamics Corp.	320	3,830
Pactiv Corp. (a)	26,278	564,714
Rock-Tenn Co. Class A	5,000	73,500
Sealed Air Corp. (a)	13,030	649,546
Silgan Holdings, Inc. (a)	3,200	142,528
Smurfit-Stone Container Corp. (a)	37,906	703,535
Sonoco Products Co.	14,715	367,139
Temple-Inland, Inc.	8,144	530,582
		5,692,138
Metals & Mining - 0.8%
AK Steel Holding Corp. (a)	12,468	60,594
Alcoa, Inc.	142,057	5,322,876
Allegheny Technologies, Inc.	10,138	128,753
Alliance Resource Partners LP	1,538	57,291
Arch Coal, Inc.	9,793	286,739
Brush Engineered Materials, Inc. (a)	4,706	94,355
Carpenter Technology Corp.	4,219	144,121
Century Aluminum Co. (a)	6,300	171,360
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Cleveland-Cliffs, Inc. (a)	1,480	$ 87,542
Coeur d'Alene Mines Corp. (a)	37,016	262,073
Commercial Metals Co.	7,431	220,701
Commonwealth Industries, Inc.	500	3,256
CONSOL Energy, Inc.	15,346	387,180
Freeport-McMoRan Copper & Gold, Inc. Class B	30,753	1,311,615
Gibraltar Steel Corp.	1,411	34,245
Glamis Gold Ltd. (a)	20,160	312,639
GrafTech International Ltd. (a)	17,313	234,937
Hecla Mining Co. (a)	17,839	136,647
IMCO Recycling, Inc. (a)	5,363	49,286
International Steel Group, Inc.	3,029	118,767
Liquidmetal Technologies (a)	7,572	27,941
Massey Energy Co.	13,409	282,528
Meridian Gold, Inc. (a)	12,986	164,434
National Steel Corp. Class B (a)	1,800	4
Natural Resource Partners LP	1,123	44,213
Newmont Mining Corp.	69,843	3,034,678
NN, Inc.	100	1,180
Nucor Corp.	13,356	840,092
Oregon Steel Mills, Inc. (a)	700	4,193
Peabody Energy Corp.	8,400	359,520
Penn Virginia Resource Partners LP	3,213	110,110
Phelps Dodge Corp. (a)	14,984	1,292,520
Quanex Corp.	4,884	227,350
Roanoke Electric Steel Corp.	5,013	62,412
Royal Gold, Inc.	3,723	63,436
RTI International Metals, Inc. (a)	4,252	72,199
Ryerson Tull, Inc.	1,290	17,505
Schnitzer Steel Industries, Inc. Class A	1,514	73,429
Southern Peru Copper Corp.	2,262	85,504
Steel Dynamics, Inc. (a)	7,600	184,300
Steel Technologies, Inc.	2,600	44,642
Stillwater Mining Co. (a)	16,535	200,735
Synalloy Corp. (a)	700	4,697
Titanium Metals Corp. (a)	410	35,465
United States Steel Corp.	17,590	646,433
Universal Stainless & Alloy Products, Inc. (a)	2,700	25,056
USEC, Inc.	15,100	126,538
WHX Corp. (a)	166	596
Worthington Industries, Inc.	12,166	210,837
		17,667,524
Paper & Forest Products - 0.4%
Bowater, Inc.	8,672	398,045
Buckeye Technologies, Inc. (a)	6,535	61,494
Deltic Timber Corp.	2,383	79,783
Georgia-Pacific Corp.	40,226	1,289,243
International Paper Co.	76,402	3,381,553
Louisiana-Pacific Corp.	18,400	455,032

	Shares	Value (Note 1)
MeadWestvaco Corp.	34,722	$ 1,017,355
P.H. Glatfelter Co.	6,530	76,075
Pope & Talbot, Inc.	1,500	25,800
Potlatch Corp.	4,800	203,520
Schweitzer-Mauduit International, Inc.	5,576	185,960
Wausau-Mosinee Paper Corp.	9,800	132,888
Weyerhaeuser Co.	34,664	2,261,826
		9,568,574
TOTAL MATERIALS		67,728,215
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.3%
Acceris Communications, Inc. (a)	450	1,395
Alaska Communication Systems Group, Inc. (a)	4,500	19,575
Allegiance Telecom, Inc. (a)	7,100	163
ALLTEL Corp.	49,894	2,584,509
AT&T Corp.	133,854	2,681,096
BellSouth Corp.	303,950	8,376,862
CenturyTel, Inc.	22,281	636,568
Choice One Communications, Inc. (a)	1,740	1,479
Cincinnati Bell, Inc. (a)	32,081	165,217
Citizens Communications Co. (a)	42,840	564,631
Cogent Communications Group, Inc. (a)	43	91
Commonwealth Telephone Enterprises, Inc. (a)	3,600	147,780
Covad Communications Group, Inc. (a)	33,781	111,815
CT Communications, Inc.	1,738	20,839
D&E Communications, Inc.	2,800	40,012
Fibernet Telecom Group, Inc. (a)	30	47
Focal Communications Corp. (a)	111	0
General Communications, Inc. Class A (a)	6,544	61,121
Global Crossing Ltd. (a)	4,203	113,481
HickoryTech Corp.	540	6,637
Hungarian Telephone & Cable Corp. (a)	4,123	41,189
IDT Corp. (a)	2,317	46,572
Infonet Services Corp. Class B (a)	55,508	106,575
Level 3 Communications, Inc. (a)	106,691	458,771
McLeodUSA, Inc. Class A (a)	16,080	27,175
North Pittsburgh Systems, Inc.	2,140	41,687
Pac-West Telecomm, Inc. (a)	1,090	2,354
Primus Telecommunications Group, Inc. (a)	17,273	130,757
PTEK Holdings, Inc. (a)	8,216	81,174
Qwest Communications International, Inc. (a)	278,342	1,274,806
SBC Communications, Inc.	542,095	13,015,701
Shenandoah Telecommunications Co.	1,800	45,990
Sprint Corp. - FON Group	144,460	2,561,276
SureWest Communications	1,661	54,132
Talk America Holdings, Inc. (a)	4,710	55,107
Time Warner Telecom, Inc. Class A (a)	7,389	51,206
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. LEC Corp. Class A (a)	2,800	$ 19,740
Verizon Communications, Inc.	451,284	17,297,716
WorldQuest Networks, Inc. (a)	310	1,200
XETA Technologies, Inc. (a)	2,000	14,020
Z-Tel Technologies, Inc. (a)	3,657	12,982
		50,873,448
Wireless Telecommunication Services - 0.7%
Aether Systems, Inc. (a)	7,213	31,377
AirGate PCS, Inc. (a)	860	17,191
Alamosa Holdings, Inc. (a)	15,050	86,538
American Tower Corp. Class A (a)	31,598	349,158
At Road, Inc. (a)	6,908	82,551
AT&T Wireless Services, Inc. (a)	440,595	5,983,280
Boston Communications Group, Inc. (a)	3,325	35,777
Centennial Communications Corp. Class A (a)	26,951	181,919
Crown Castle International Corp. (a)	35,730	430,547
Dobson Communications Corp. Class A (a)	17,844	72,090
EMS Technologies, Inc. (a)	1,860	44,231
GoAmerica, Inc. (a)	2,400	1,104
LCC International, Inc. (a)	2,300	15,065
Leap Wireless International, Inc. (a)	1,800	92
Metro One Telecommunications, Inc. (a)	5,800	13,630
Nextel Communications, Inc. Class A (a)	177,180	4,693,498
Nextel Partners, Inc. Class A (a)	28,574	366,319
Price Communications Corp. (a)	15,197	230,083
Rural Cellular Corp. Class A (a)	4,700	48,645
SBA Communications Corp. Class A (a)	6,500	28,730
SPEEDUS Corp. (a)	6,200	16,988
Sprint Corp. - PCS Group Series 1 (a)	173,345	1,560,105
Telephone & Data Systems, Inc.	9,735	701,407
Triton PCS Holdings, Inc. Class A (a)	6,400	35,648
U.S. Cellular Corp. (a)	16,102	665,818
U.S. Unwired, Inc. Class A (a)	8,000	14,240
Ubiquitel, Inc. (a)	16,900	61,009
Western Wireless Corp. Class A (a)	14,878	358,411
Wireless Facilities, Inc. (a)	7,785	101,750
		16,227,201
TOTAL TELECOMMUNICATION SERVICES		67,100,649
UTILITIES - 2.9%
Electric Utilities - 1.9%
Allegheny Energy, Inc. (a)	27,285	359,889
Alliant Energy Corp.	16,963	436,797
Ameren Corp.	30,131	1,428,209
American Electric Power Co., Inc.	66,538	2,295,561
Baycorp Holdings Ltd. (a)	2,577	33,553
Black Hills Corp.	4,124	126,194
CenterPoint Energy, Inc.	52,204	546,054

	Shares	Value (Note 1)
Central Vermont Public Service Corp.	2,400	$ 53,040
CH Energy Group, Inc.	1,700	83,640
Cinergy Corp.	26,717	1,047,039
Cleco Corp.	8,300	157,451
CMS Energy Corp. (a)	31,903	293,508
Consolidated Edison, Inc.	33,751	1,490,782
Dominion Resources, Inc.	50,920	3,199,304
DPL, Inc.	22,738	454,760
DTE Energy Co.	24,495	991,068
Duquesne Light Holdings, Inc.	10,200	203,286
Edison International	53,745	1,240,972
El Paso Electric Co. (a)	8,800	119,768
Empire District Electric Co.	5,700	129,789
Entergy Corp.	35,164	2,084,874
Exelon Corp.	52,744	3,541,232
FirstEnergy Corp.	54,391	2,101,124
FPL Group, Inc.	28,647	1,880,676
Great Plains Energy, Inc.	14,229	493,035
Green Mountain Power Corp.	2,020	53,065
Hawaiian Electric Industries, Inc.	7,522	398,290
IDACORP, Inc.	6,418	200,563
MGE Energy, Inc.	3,300	102,630
Northeast Utilities	20,813	400,442
NSTAR	10,160	519,684
OGE Energy Corp.	18,628	479,671
Otter Tail Corp.	8,116	216,697
Pepco Holdings, Inc.	27,664	587,860
PG&E Corp. (a)	68,931	1,941,786
Pinnacle West Capital Corp.	14,021	548,081
PNM Resources, Inc.	6,200	188,852
PPL Corp.	30,531	1,420,607
Progress Energy, Inc.	40,566	1,872,527
Puget Energy, Inc.	17,578	395,505
Southern Co.	116,898	3,544,347
TECO Energy, Inc.	33,085	498,591
Texas Genco Holdings, Inc.	1,500	55,260
TXU Corp.	52,502	1,476,881
UIL Holdings Corp.	2,900	139,519
Unisource Energy Corp.	5,073	123,528
Unitil Corp.	1,979	52,087
Wisconsin Energy Corp.	18,768	606,582
WPS Resources Corp.	5,400	256,770
Xcel Energy, Inc.	69,582	1,215,598
		42,087,028
Gas Utilities - 0.4%
AGL Resources, Inc.	8,800	252,384
Atmos Energy Corp.	6,952	183,185
Cascade Natural Gas Corp.	2,816	60,178
Chesapeake Utilities Corp.	3,158	81,161
Delta Natural Gas Co., Inc.	1,500	38,595
EnergySouth, Inc.	1,299	46,231
Inergy LP	3,806	88,870
KeySpan Corp.	22,806	866,628
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Kinder Morgan Management LLC	8,493	$ 366,218
Kinder Morgan, Inc.	20,517	1,266,104
Laclede Group, Inc.	3,369	104,338
New Jersey Resources Corp.	3,577	139,145
Nicor, Inc.	7,539	272,459
NiSource, Inc.	39,816	864,405
Northwest Natural Gas Co.	3,400	108,698
NUI Corp.	3,842	65,737
Peoples Energy Corp.	5,996	267,362
Piedmont Natural Gas Co., Inc.	8,569	357,756
Sempra Energy	32,032	1,015,414
South Jersey Industries, Inc.	4,445	187,135
Southern Union Co.	14,154	274,871
Southwest Gas Corp.	5,329	125,072
TC Pipelines LP	3,233	108,984
UGI Corp.	6,300	208,530
WGL Holdings, Inc.	7,418	214,974
		7,564,434
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. (a)	105,684	957,497
Aquila, Inc. (a)	55,492	219,193
Avista Corp.	6,841	123,617
Calpine Corp. (a)	71,608	394,560
Constellation Energy Group, Inc.	25,187	1,001,183
Duke Energy Corp.	149,207	3,276,586
Dynegy, Inc. Class A (a)	70,878	289,891
El Paso Corp.	98,246	730,950
Energen Corp.	5,500	228,360
Energy East Corp.	23,596	570,079
Equitable Resources, Inc.	9,999	430,857
MDU Resources Group, Inc.	16,378	379,478
National Fuel Gas Co.	14,513	367,179
ONEOK, Inc.	17,388	386,187
Public Service Enterprise Group, Inc.	37,129	1,750,261
Questar Corp.	13,195	473,041
Reliant Resources, Inc. (a)	52,267	397,229
SCANA Corp.	17,978	629,050
Sierra Pacific Resources (a)	19,239	155,066
Vectren Corp.	11,430	284,721
Westar Energy, Inc.	11,600	223,300
Williams Companies, Inc.	87,698	830,500
		14,098,785
Water Utilities - 0.0%
American States Water Co.	3,400	83,640
Aqua America, Inc.	14,179	306,408
Artesian Resources Corp. Class A	2,095	58,453
California Water Service Group	3,300	97,185
Middlesex Water Co.	2,742	55,334

	Shares	Value (Note 1)
SJW Corp.	1,100	$ 119,350
Southwest Water Co.	5,718	86,856
		807,226
TOTAL UTILITIES	64,557,473
TOTAL COMMON STOCKS (Cost $2,117,080,153)	2,212,331,073
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Delaware Global Technologies Corp. 6% 3/28/07	$ 1,239	6
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. 8% 1/2/07 pay-in-kind	559	28
TOTAL NONCONVERTIBLE BONDS (Cost $886)		34
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 0.92% 5/6/04 (c) (Cost $4,791,781)	4,800,000	4,791,734
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 1.08% (b)	19,531,726	19,531,726
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	79,489,102	79,489,102
TOTAL MONEY MARKET FUNDS (Cost $99,020,828)	99,020,828
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $2,220,893,648)	2,316,143,669
NET OTHER ASSETS - (3.4)%	(75,630,960)
NET ASSETS - 100%	$ 2,240,512,709
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
12 Russell 2000 Index Contracts	March 2004	$ 3,513,600	$ (9,835)
3 S&P 500 E-Mini Index Contracts	March 2004	171,690	(28)
76 S&P 500 Index Contracts	March 2004	21,747,400	(89,663)
6 S&P MidCap 400 Index Contracts	March 2004	1,804,500	1,670
		$ 27,237,190	$ (97,856)

The face value of futures purchased as a percentage of net assets - 1.3%
Swap Agreements
Notional Amount
Equity Total Return Swap
Receive monthly a return equal to that of Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	August 2005	$ 317,000	$ 1,656
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,791,734.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $772,721,468 and $40,481,662, respectively.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $35,973,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $74,948,902) (cost $2,220,893,648) - See accompanying schedule		$ 2,316,143,669
Cash		547
Receivable for investments sold on a delayed delivery basis		174,720
Receivable for fund shares sold		3,212,819
Dividends receivable		3,070,385
Interest receivable		31,307
Receivable for daily variation on futures contracts		83,313
Unrealized gain on swap agreements		1,656
Prepaid expenses		7,547
Receivable from investment adviser for expense reductions		246,030
Other affiliated receivables		768
Other receivables		23,383
Total assets		2,322,996,144

Liabilities
Payable for investments purchased	$ 847,089
Payable for fund shares redeemed	1,373,572
Accrued management fee	440,846
Other affiliated payables	203,756
Other payables and accrued expenses	129,070
Collateral on securities loaned, at value	79,489,102
Total liabilities		82,483,435

Net Assets		$ 2,240,512,709
Net Assets consist of:
Paid in capital		$ 2,191,941,767
Undistributed net investment income		4,337,883
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,923,574)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		95,156,633
Net Assets, for 72,278,097 shares outstanding		$ 2,240,512,709
Net Asset Value, offering price and redemption price per share ($2,240,512,709 ÷ 72,278,097 shares)		$ 31.00

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 24,810,286
Interest		674,248
Security lending		274,202
Total income		25,758,736

Expenses
Management fee	$ 3,865,821
Transfer agent fees	1,878,712
Accounting and security lending fees	374,513
Non-interested trustees' compensation	6,631
Custodian fees and expenses	51,482
Registration fees	177,367
Audit	54,876
Legal	10,917
Miscellaneous	11,271
Total expenses before reductions	6,431,590
Expense reductions	(2,424,149)	4,007,441
Net investment income (loss)		21,751,295
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,385,574)
Foreign currency transactions	(1,077)
Futures contracts	18,884,615
Swap agreements	207,844
Total net realized gain (loss)		16,705,808
Change in net unrealized appreciation (depreciation) on: Investment securities	496,205,615
Assets and liabilities in foreign currencies	2,812
Futures contracts	130,573
Swap agreements	(34,303)
Total change in net unrealized appreciation (depreciation)		496,304,697
Net gain (loss)		513,010,505
Net increase (decrease) in net assets resulting from operations		$ 534,761,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,751,295	$ 14,591,538
Net realized gain (loss)	16,705,808	(37,134,023)
Change in net unrealized appreciation (depreciation)	496,304,697	(237,454,823)
Net increase (decrease) in net assets resulting from operations	534,761,800	(259,997,308)
Distributions to shareholders from net investment income	(19,980,262)	(13,926,895)
Share transactions Net proceeds from sales of shares	989,487,057	471,460,314
Reinvestment of distributions	18,520,704	12,692,541
Cost of shares redeemed	(286,227,644)	(317,128,259)
Net increase (decrease) in net assets resulting from share transactions	721,780,117	167,024,596
Redemption fees	144,718	139,137
Total increase (decrease) in net assets	1,236,706,373	(106,760,470)
Net Assets
Beginning of period	1,003,806,336	1,110,566,806
End of period (including undistributed net investment income of $4,337,883 and undistributed net investment income of $2,631,618, respectively)	$ 2,240,512,709	$ 1,003,806,336
Other Information Shares
Sold	36,695,671	19,053,873
Issued in reinvestment of distributions	654,202	527,005
Redeemed	(10,556,326)	(12,967,918)
Net increase (decrease)	26,793,547	6,612,960

Financial Highlights

Years ended February 28,	2004D	2003	2002	2001	2000D
Selected Per-Share Data
Net asset value, beginning of period	$ 22.07	$ 28.57	$ 31.52	$ 37.41	$ 31.30
Income from Investment Operations
Net investment income (loss)B	.37	.35	.34	.35	.41
Net realized and unrealized gain (loss)	8.88	(6.53)	(2.97)	(5.77)	6.14
Total from investment operations	9.25	(6.18)	(2.63)	(5.42)	6.55
Distributions from net investment income	(.32)	(.32)	(.32)	(.30)	(.29)
Distributions from net realized gain	-	-	-	(.13)	(.19)
Distributions in excess of net realized gain	-	-	-	(.05)	-
Total distributions	(.32)	(.32)	(.32)	(.48)	(.48)
Redemption fees added to paid in capitalB	-E	-E	-E	.01	.04
Net asset value, end of period	$ 31.00	$ 22.07	$ 28.57	$ 31.52	$ 37.41
Total ReturnA	42.07%	(21.73)%	(8.36)%	(14.61)%	21.13%
Ratios to Average Net AssetsC
Expenses before expense reductions	.40%	.41%	.41%	.41%	.47%
Expenses net of voluntary waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.36%	1.39%	1.15%	.97%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,240,513	$ 1,003,806	$ 1,110,567	$ 1,010,560	$ 858,193
Portfolio turnover rate	3%	3%	7%	16%	11%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BCalculated based on average shares outstanding during the period. CExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. DFor the year ended February 29. EAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Life of fundA
Spartan Extended Market Index Fund	58.07%	5.56%	5.33%

A From November 5, 1997

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund on November 5, 1997, when the fund started. The chart shows what the value of your investment would have been, and also shows how the Wilshire 4500 Index did over the same period.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Comments from Jacques Perold, Portfolio Manager of Spartan Extended Market Index Fund

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

The fund gained 58.07% during the 12 months ending February 29, 2004, in line with the gain of 58.94% for the Wilshire 4500SM Completion Index, the fund's benchmark. In addition, the fund significantly outperformed its peer group, the LipperSM Growth & Income Funds Average, which rose 38.17%. Berkshire Hathaway, the index's largest holding by far, had the greatest positive impact on performance. This holding company saw a steady rise in its stock price that reflected better earnings and generally increased optimism about stock investing. Pharmaceutical maker Genentech benefited after the Food and Drug Administration approved the company's new asthma and psoriasis drugs, Xolair and Raptiva, respectively. Online superstore Amazon.com also helped results, as the company continued to evolve from the original "dot-com" into a mature retailer. In such a strong market environment, only a handful of stocks were negatives - and only modestly so - including PalmOne, the maker of Palm handheld organizers. The stock fell in October after the company announced plans to spin off its software development arm. Another mediocre performer was Level 3 Communications, a provider of telecommunications network services, whose stock was down overall on weaker-than-expected earnings.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	3.5	3.3
Liberty Media Corp. Class A	1.0	1.1
Genentech, Inc.	0.8	0.7
InterActiveCorp	0.7	0.9
Cox Communications, Inc. Class A	0.6	0.7
Amazon.com, Inc.	0.6	0.7
Hughes Electronics Corp.	0.5	0.0
Fox Entertainment Group, Inc. Class A	0.4	0.4
Gilead Sciences, Inc.	0.4	0.5
Juniper Networks, Inc.	0.3	0.3
	8.8
Market Sectors as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	25.6
Consumer Discretionary	19.2	19.9
Information Technology	15.3	15.3
Health Care	12.4	12.8
Industrials	9.3	9.5
Energy	4.9	4.8
Consumer Staples	3.6	3.4
Materials	3.4	3.1
Utilities	2.9	2.9
Telecommunication Services	1.1	1.1

Annual Report

Spartan Extended Market Index Fund

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	8,308	$ 116,229
Amcast Industrial Corp. (a)	1,000	4,070
American Axle & Manufacturing Holdings, Inc. (a)	16,237	617,168
Amerigon, Inc. (a)	3,487	17,261
ArvinMeritor, Inc.	20,752	468,165
Bandag, Inc.	6,237	300,000
BorgWarner, Inc.	8,492	765,978
Collins & Aikman Corp. (a)	31,581	167,695
Drew Industries, Inc. (a)	4,206	153,140
Dura Automotive Systems, Inc. Class A (a)	4,532	58,010
Gentex Corp.	24,538	1,000,169
Hayes Lemmerz International, Inc. (a)	9,600	151,680
IMPCO Technologies, Inc. (a)	5,261	37,090
Intermet Corp.	8,234	39,194
Keystone Automotive Industries, Inc. (a)	5,238	140,169
Lear Corp.	20,971	1,292,443
LKQ Corp.	5,631	105,863
Midas, Inc. (a)	4,333	75,091
Modine Manufacturing Co.	10,761	306,150
Noble International Ltd.	2,433	55,886
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	9,091	83,637
R&B, Inc. (a)	1,403	26,166
Raytech Corp. (a)	7,859	26,249
Sauer-Danfoss, Inc.	15,505	230,094
Shiloh Industries, Inc. (a)	7,998	67,983
Spartan Motors, Inc.	5,240	57,640
Sports Resorts International, Inc. (a)	10,786	50,586
Standard Motor Products, Inc.	9,163	127,182
Starcraft Corp.	1,080	15,552
Stoneridge, Inc. (a)	8,249	124,972
Strattec Security Corp. (a)	1,213	76,637
Superior Industries International, Inc.	8,137	278,285
Tenneco Automotive, Inc. (a)	11,134	149,084
Tower Automotive, Inc.	20,936	127,082
		7,312,600
Automobiles - 0.2%
Coachmen Industries, Inc.	4,577	75,566
Fleetwood Enterprises, Inc. (a)	12,686	166,821
Monaco Coach Corp. (a)	10,568	301,188
National R.V. Holdings, Inc. (a)	1,403	14,563
Thor Industries, Inc.	17,668	524,563
Winnebago Industries, Inc.	5,370	358,662
		1,441,363
Distributors - 0.1%
Advanced Marketing Services, Inc.	4,491	48,593
All American Semiconductor, Inc. (a)	3,649	23,828
Amcon Distributing Co.	6,136	25,096
Andersons, Inc.	4,023	78,408

	Shares	Value (Note 1)
Aristotle Corp. (a)	3,170	$ 15,343
Blue Rhino Corp. (a)	8,518	142,762
Handleman Co.	8,724	195,243
Jaco Electronics, Inc. (a)	3,836	25,164
Magic Lantern Group, Inc. (a)	20,456	19,433
Noland Co.	468	21,247
Source Interlink Companies, Inc. (a)	5,053	56,341
WESCO International, Inc. (a)	10,280	133,640
		785,098
Hotels, Restaurants & Leisure - 2.9%
Alliance Gaming Corp. (a)	15,827	383,963
Ambassadors Group, Inc.	5,008	123,497
American Wagering, Inc. (a)	4,600	575
Ameristar Casinos, Inc. (a)	8,324	212,428
Angelo & Maxie's, Inc. (a)	17	26
Applebee's International, Inc.	16,821	688,147
Argosy Gaming Co. (a)	9,669	299,159
ARK Restaurants Corp. (a)	3,852	55,469
Aztar Corp. (a)	11,517	257,175
Back Yard Burgers, Inc. (a)	4,772	34,788
Bally Total Fitness Holding Corp. (a)	7,579	46,459
Benihana, Inc. Class A (a)	3,766	63,457
Bob Evans Farms, Inc.	10,194	344,863
Boca Resorts, Inc. Class A (a)	12,789	224,319
Boyd Gaming Corp.	18,365	374,279
Brinker International, Inc. (a)	29,223	1,099,661
Buca, Inc. (a)	5,333	35,251
Caesars Entertainment, Inc. (a)	92,225	1,134,368
California Pizza Kitchen, Inc. (a)	7,242	132,891
CBRL Group, Inc.	15,199	577,258
CEC Entertainment, Inc. (a)	7,552	412,113
Cedar Fair LP (depository unit)	11,752	403,799
Champps Entertainment, Inc. (a)	6,082	53,765
Checkers Drive-In Restaurants, Inc. (a)	4,865	58,185
Chicago Pizza & Brewery, Inc. (a)	5,440	79,315
Choice Hotels International, Inc.	9,630	422,276
Churchill Downs, Inc.	5,154	193,430
CKE Restaurants, Inc. (a)	19,975	172,784
Creative Host Services, Inc. (a)	4,117	13,837
Dave & Buster's, Inc. (a)	2,806	40,631
Dover Downs Gaming & Entertainment, Inc.	3,715	40,716
Dover Motorsports, Inc.	6,754	25,463
Elxsi Corp. (a)	100	459
Empire Resorts, Inc. (a)	1,036	12,598
Extended Stay America, Inc.	31,120	483,605
Famous Dave's of America, Inc. (a)	6,737	42,106
Friendly Ice Cream Corp. (a)	6,031	84,434
Frisch's Restaurants, Inc.	2,711	80,110
Garden Fresh Restaurant Corp. (a)	3,660	59,329
Gaylord Entertainment Co. (a)	12,192	355,397
GB Holdings, Inc. (a)	5,539	13,571
GTECH Holdings Corp.	18,342	1,077,226
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
IHOP Corp.	6,696	$ 252,707
International Speedway Corp. Class A	16,916	755,299
Interstate Hotels & Resorts, Inc. (a)	17,282	100,927
Isle of Capri Casinos, Inc. (a)	8,830	202,913
Jack in the Box, Inc. (a)	10,459	260,115
John Q. Hammons Hotels, Inc. Class A (a)	5,736	53,918
Krispy Kreme Doughnuts, Inc. (a)	18,268	702,587
La Quinta Corp. unit (a)	57,731	446,261
Lakes Entertainment, Inc. (a)	4,289	118,805
Landry's Seafood Restaurants, Inc.	8,552	255,277
Littlefield Corp. (a)	500	325
Lone Star Steakhouse & Saloon, Inc.	6,366	172,964
Luby's, Inc. (a)	4,210	20,419
Mandalay Resort Group	19,136	983,590
Marcus Corp.	10,855	189,854
Max & Erma's Restaurants, Inc. (a)	2,608	46,292
MGM MIRAGE (a)	44,857	1,953,522
Mikohn Gaming Corp. (a)	2,801	14,313
Monarch Casino & Resort, Inc. (a)	5,972	77,994
MTR Gaming Group, Inc. (a)	8,234	81,517
Multimedia Games, Inc. (a)	4,277	179,634
Navigant International, Inc. (a)	3,325	57,988
O'Charleys, Inc. (a)	7,853	143,317
Orbitz, Inc. Class A	5,669	148,018
Outback Steakhouse, Inc.	22,973	1,111,663
P.F. Chang's China Bistro, Inc. (a)	8,011	389,895
Panera Bread Co. Class A (a)	9,778	378,995
Papa John's International, Inc. (a)	6,591	242,681
Penn National Gaming, Inc. (a)	11,772	309,133
Pinnacle Entertainment, Inc. (a)	12,340	180,534
Prime Hospitality Corp. (a)	15,654	167,341
Rare Hospitality International, Inc. (a)	10,906	312,130
Red Robin Gourmet Burgers, Inc. (a)	5,597	173,227
Royal Caribbean Cruises Ltd.	59,855	2,648,584
Rubio's Restaurants, Inc. (a)	3,930	21,615
Ruby Tuesday, Inc.	19,609	621,213
Ryan's Family Steak Houses, Inc. (a)	14,093	245,218
Schlotzskys, Inc. (a)	300	693
Scientific Games Corp. Class A (a)	18,374	310,704
ShoLodge, Inc. (a)	100	501
Shuffle Master, Inc. (a)	4,407	183,684
Six Flags, Inc. (a)	32,313	239,439
Sonic Corp. (a)	11,639	394,678
Speedway Motorsports, Inc.	12,852	397,255
Station Casinos, Inc.	17,877	672,175
Steak n Shake Co. (a)	9,722	192,496
The Cheesecake Factory, Inc. (a)	15,817	747,037
Total Entertainment Restaurant Corp. (a)	4,959	69,476
Triarc Companies, Inc. Class B	18,252	202,597
Trump Hotels & Casino Resorts, Inc. (a)	13,006	31,214

	Shares	Value (Note 1)
Vail Resorts, Inc. (a)	10,612	$ 180,404
Westcoast Hospitality Corp. (a)	3,357	21,787
WMS Industries, Inc. (a)	9,136	242,744
Worldwide Restaurant Concepts, Inc. (a)	4,580	14,427
Wyndham International, Inc. Class A (a)	50,062	56,069
Wynn Resorts Ltd. (a)	11,029	400,794
Youbet.com, Inc. (a)	5,895	20,927
		28,613,068
Household Durables - 2.1%
Advanced Lighting Technologies, Inc. (a)	2,400	744
Applica, Inc.	6,082	60,516
Bassett Furniture Industries, Inc.	3,260	67,449
Beazer Homes USA, Inc.	3,948	422,041
Blount International, Inc. (a)	8,644	80,476
Blyth, Inc.	13,597	461,618
Boston Acoustics, Inc.	4,180	57,684
Brookfield Homes Corp.	10,316	293,490
Bush Industries, Inc. Class A (a)	1,778	4,516
Capital Pacific Holdings, Inc. (a)	2,979	11,916
Cavalier Homes, Inc. (a)	13,027	52,108
Cavco Industries, Inc. (a)	799	30,362
Champion Enterprises, Inc. (a)	19,470	207,356
Chromcraft Revington, Inc. (a)	3,448	47,307
Cobra Electronics Corp. (a)	1,132	10,075
Craftmade International, Inc.	2,794	73,482
CSS Industries, Inc.	3,326	103,904
D.R. Horton, Inc.	72,632	2,308,971
Department 56, Inc. (a)	2,649	37,112
Dixie Group, Inc. (a)	2,499	29,738
Dominion Homes, Inc. (a)	2,526	87,425
Emerson Radio Corp. (a)	9,263	33,347
Enesco Group, Inc. (a)	4,116	43,012
Ethan Allen Interiors, Inc.	11,410	495,993
Fedders Corp.	13,593	91,073
Flexsteel Industries, Inc.	3,192	67,476
Foamex International, Inc. (a)	8,514	31,587
Furniture Brands International, Inc.	17,603	578,259
Harman International Industries, Inc.	20,588	1,605,658
Helen of Troy Ltd. (a)	8,451	246,178
Hovnanian Enterprises, Inc. Class A (a)	9,365	755,662
Interface, Inc. Class A (a)	13,214	99,634
Jarden Corp. (a)	8,422	298,981
Kimball International, Inc. Class B	14,065	238,120
Knape & Vogt Manufacturing Co.	5,554	76,090
La-Z-Boy, Inc.	16,677	378,901
Lennar Corp. Class A	49,038	2,424,929
Libbey, Inc.	3,037	86,190
Lifetime Hoan Corp.	5,543	87,247
M.D.C. Holdings, Inc.	8,985	632,814
M/I Schottenstein Homes, Inc.	3,523	158,394
Meritage Corp. (a)	3,369	249,576
Mestek, Inc. (a)	3,426	62,867
MITY Enterprises, Inc. (a)	3,184	60,496
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Modtech Holdings, Inc. (a)	5,824	$ 51,834
Mohawk Industries, Inc. (a)	20,543	1,711,232
National Presto Industries, Inc.	1,847	71,183
NVR, Inc. (a)	2,143	991,138
Oneida Ltd.	5,004	24,620
Palm Harbor Homes, Inc. (a)	9,454	197,116
Russ Berrie & Co., Inc.	6,705	241,380
Ryland Group, Inc.	7,453	638,871
Salton, Inc. (a)	2,717	27,659
Skyline Corp.	2,444	99,006
Standard Pacific Corp.	9,564	500,293
Stanley Furniture Co., Inc.	1,809	68,254
Technical Olympic USA, Inc. (a)	9,575	268,483
Tempur-Pedic International, Inc.	7,819	129,795
The L.S. Starrett Co. Class A	5,190	81,743
The Rowe Companies (a)	1,881	8,728
Toll Brothers, Inc. (a)	22,502	987,838
Tripath Technology, Inc. (a)	12,885	71,125
Universal Electronics, Inc. (a)	3,231	41,195
Virco Manufacturing Co.	4,818	35,027
WCI Communities, Inc. (a)	12,788	293,357
WestPoint Stevens, Inc. (a)	16,200	324
William Lyon Homes, Inc. (a)	2,526	207,157
Yankee Candle Co., Inc. (a)	14,944	419,030
		20,417,162
Internet & Catalog Retail - 1.5%
1-800-FLOWERS.com, Inc. Class A (a)	7,111	66,772
Alloy, Inc. (a)	11,330	60,729
Amazon.com, Inc. (a)	126,123	5,442,207
Audible, Inc. (a)	12,194	37,436
Barnesandnoble.com LLC Class A (a)	17,286	52,377
Blair Corp.	1,680	44,856
Bluefly, Inc. (a)	1,778	6,596
Coldwater Creek, Inc. (a)	6,737	132,584
Drugstore.com, Inc. (a)	21,155	123,968
Gaiam, Inc. Class A (a)	3,743	20,886
GSI Commerce, Inc. (a)	10,161	95,717
Hanover Direct, Inc. (a)	59,008	15,342
Hollywood Media Corp. (a)	3,462	10,524
Insight Enterprises, Inc. (a)	13,840	294,377
InterActiveCorp (a)	203,233	6,619,299
J. Jill Group, Inc. (a)	8,325	128,538
MediaBay, Inc. (a)	5,988	5,269
Netflix, Inc.	14,020	482,288
Overstock.com, Inc. (a)	5,574	163,318
Paragon Financial Corp. (a)	29,504	5,016
PC Mall, Inc. (a)	3,555	54,569
PhotoWorks, Inc. (a)	8,140	3,337
Priceline.com, Inc. (a)	11,020	253,570
Provide Commerce, Inc.	4,254	98,012
RedEnvelope, Inc.	5,119	56,002

	Shares	Value (Note 1)
Sportsmans Guide, Inc. (a)	2,646	$ 57,683
Stamps.com, Inc.	12,538	71,216
Student Advantage, Inc. (a)	150	155
Summit America Television, Inc. (a)	14,340	57,360
Systemax, Inc. (a)	10,200	62,832
ValueVision Media, Inc. Class A (a)	11,622	194,087
Varsity Group, Inc. (a)	4,794	20,950
		14,737,872
Leisure Equipment & Products - 0.4%
Action Performance Companies, Inc.	4,434	60,524
Adams Golf, Inc. (a)	9,544	10,308
Aldila, Inc. (a)	300	1,524
Arctic Cat, Inc.	8,126	205,263
Boyds Collection, Ltd. (a)	13,297	48,933
Callaway Golf Co.	22,758	424,892
Concord Camera Corp. (a)	6,760	42,453
Escalade, Inc.	3,168	122,823
Huffy Corp. (a)	6,830	26,979
JAKKS Pacific, Inc. (a)	6,179	89,534
Johnson Outdoors, Inc. Class A (a)	1,929	36,400
K2, Inc. (a)	11,990	207,667
Leapfrog Enterprises, Inc. Class A (a)	8,584	221,038
Marine Products Corp.	5,059	110,792
MarineMax, Inc. (a)	5,886	156,391
Marvel Enterprises, Inc. (a)	23,649	809,978
Meade Instruments Corp. (a)	4,023	15,050
Nautilus Group, Inc.	8,237	134,593
Oakley, Inc.	20,930	315,834
Polaris Industries, Inc.	6,554	555,058
RC2 Corp. (a)	5,835	148,384
SCP Pool Corp. (a)	10,184	369,170
Steinway Musical Instruments, Inc. (a)	3,201	94,077
Sturm Ruger & Co., Inc.	11,303	148,295
		4,355,960
Media - 6.5%
4Kids Entertainment, Inc. (a)	5,021	134,412
ACME Communications, Inc. (a)	6,362	61,393
ACT Teleconferencing, Inc. (a)	2,700	8,586
ADVO, Inc.	10,495	339,093
AMC Entertainment, Inc. (a)	13,676	196,251
APAC Customer Services, Inc. (a)	13,380	38,267
Ballantyne of Omaha, Inc. (a)	30	83
Beasley Broadcast Group, Inc. Class A (a)	4,117	76,782
Belo Corp. Series A	34,903	973,794
Brilliant Digital Entertainment, Inc. (a)	4,500	1,080
Cablevision Systems Corp. - NY Group Class A (a)	68,720	1,750,986
Cadmus Communications Corp.	4,716	63,194
Carmike Cinemas, Inc. (a)	3,483	124,378
Catalina Marketing Corp. (a)	15,773	275,554
Championship Auto Racing Teams, Inc. (a)	6,200	651
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications, Inc. Class A (a)	97,245	$ 441,492
Citadel Broadcasting Corp.	5,427	101,485
Courier Corp.	3,444	155,669
Cox Communications, Inc. Class A (a)	183,769	5,954,116
Cox Radio, Inc. Class A (a)	13,011	285,591
Crown Media Holdings, Inc. Class A (a)	22,157	183,682
Cumulus Media, Inc. Class A (a)	15,830	315,017
Digital Generation Systems, Inc. (a)	16,431	28,738
E.W. Scripps Co. Class A	24,703	2,405,084
EchoStar Communications Corp. Class A (a)	76,824	2,774,883
Emmis Communications Corp. Class A (a)	18,757	474,552
Entercom Communications Corp. Class A (a)	15,878	732,928
Entravision Communications Corp. Class A (a)	23,214	222,854
Equity Marketing, Inc. (a)	3,798	57,350
Fisher Communications, Inc. (a)	2,738	139,364
Fox Entertainment Group, Inc. Class A (a)	131,247	3,808,788
Franklin Electronic Publishers, Inc. (a)	2,339	8,467
Gemstar-TV Guide International, Inc. (a)	129,257	935,821
Getty Images, Inc. (a)	17,262	879,672
Granite Broadcasting Corp. (non vtg.) (a)	6,146	9,342
Gray Television, Inc.	15,819	221,466
Gray Television, Inc. Class A	1,167	16,163
Grey Global Group, Inc.	410	279,620
Harris Interactive, Inc. (a)	17,134	147,010
Harte-Hanks, Inc.	28,477	630,766
Hearst-Argyle Television, Inc.	16,296	429,400
Hollinger International, Inc. Class A	26,102	485,497
Hughes Electronics Corp. (a)	285,939	4,958,182
Image Entertainment, Inc. (a)	7,100	24,921
Information Holdings, Inc. (a)	7,385	162,470
Insight Communications, Inc. Class A (a)	20,106	196,034
Interactive Data Corp. (a)	31,106	544,044
Interep National Radio Sales, Inc. Class A (a)	2,901	6,527
John Wiley & Sons, Inc. Class A	20,074	527,745
Journal Communications, Inc. Class A	6,494	119,035
Journal Register Co. (a)	13,102	263,612
K-Tel International, Inc. (a)	8,900	1,869
Knology, Inc.	9,513	79,338
Lamar Advertising Co. Class A (a)	28,090	1,115,173
Lee Enterprises, Inc.	14,347	646,906
Liberty Corp., South Carolina	6,093	307,697
Liberty Media Corp. Class A (a)	842,158	9,600,601
LIN TV Corp. Class A (a)	9,562	213,328
LodgeNet Entertainment Corp. (a)	4,491	85,329
Martha Stewart Living Omnimedia, Inc. Class A (a)	5,240	76,137

	Shares	Value (Note 1)
Media General, Inc. Class A	6,912	$ 447,898
Media Services Group, Inc. (a)	29	81
Mediacom Communications Corp. Class A (a)	28,469	236,008
Metro-Goldwyn-Mayer, Inc. (a)	78,642	1,348,710
Moscow CableCom Corp. (a)	3,275	27,838
National Lampoon, Inc. (a)	600	2,250
Navarre Corp. (a)	8,023	54,958
New Frontier Media, Inc. (a)	3,930	33,366
Nexstar Broadcasing Group, Inc.	3,834	49,305
NTL, Inc. (a)	27,144	1,860,993
NTN Communications, Inc. (a)	16,316	60,369
PanAmSat Corp. (a)	46,581	1,064,376
Paxson Communications Corp. Class A (a)	15,438	61,598
Pegasus Communications Corp. Class A (a)	893	28,781
Penton Media, Inc. (a)	11,976	12,335
Pixar (a)	17,094	1,123,760
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	6,732	103,067
Point.360 (a)	2,433	10,584
PRIMEDIA, Inc. (a)	73,347	201,704
ProQuest Co. (a)	8,266	248,476
Pulitzer, Inc.	3,374	174,098
R.H. Donnelley Corp. (a)	9,661	418,804
Radio One, Inc. Class A (a)	33,132	602,671
Radio Unica Communications Corp. (a)	1,600	1,112
RCN Corp. (a)	24,514	6,864
Reader's Digest Association, Inc. (non-vtg.)	29,468	397,818
Reading International, Inc. Class A (a)	3,181	19,436
Regal Entertainment Group Class A	17,311	352,279
Regent Communication, Inc. (a)	13,099	88,156
Rentrak Corp. (a)	6,275	58,985
Saga Communications, Inc. Class A (a)	5,932	110,335
Salem Communications Corp. Class A (a)	6,831	165,447
Scholastic Corp. (a)	11,658	373,639
Sinclair Broadcast Group, Inc. Class A (a)	15,377	193,135
Sirius Satellite Radio, Inc. (a)	329,623	969,092
Spanish Broadcasting System, Inc. Class A (a)	9,356	104,787
SPAR Group, Inc. (a)	4,346	11,865
The McClatchy Co. Class A	13,731	941,672
theglobe.com, Inc. (a)	7,111	8,391
Thomas Nelson, Inc.	4,973	124,723
TiVo, Inc. (a)	26,766	286,129
UnitedGlobalCom, Inc. Class A (a)	88,324	838,195
Value Line, Inc.	3,466	169,037
Washington Post Co. Class B	2,964	2,654,855
Westwood One, Inc. (a)	30,517	942,975
World Wrestling Entertainment, Inc. Class A	3,059	41,449
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
XM Satellite Radio Holdings, Inc. Class A (a)	57,322	$ 1,403,243
Young Broadcasting, Inc. Class A (a)	4,865	93,895
		63,627,813
Multiline Retail - 0.5%
99 Cents Only Stores (a)	22,074	570,613
Dollar Tree Stores, Inc. (a)	36,652	1,132,547
Factory 2-U Stores, Inc. (a)	3,836	6,023
Fred's, Inc. Class A	13,044	363,406
Gottschalks, Inc. (a)	300	1,650
Kmart Holding Corp. (a)	27,394	821,820
Neiman Marcus Group, Inc. Class A	14,967	845,336
Retail Ventures, Inc. (a)	8,844	52,887
Saks, Inc. (a)	45,232	787,941
ShopKo Stores, Inc. (a)	11,216	171,268
The Bon-Ton Stores, Inc.	6,038	79,460
Tuesday Morning Corp. (a)	13,964	460,812
		5,293,763
Specialty Retail - 3.4%
Aaron Rents, Inc.	10,592	248,912
Abercrombie & Fitch Co. Class A	30,602	964,881
AC Moore Arts & Crafts, Inc. (a)	7,682	174,766
Advance Auto Parts, Inc. (a)	22,986	906,798
Aeropostale, Inc. (a)	13,014	446,380
America's Car Mart, Inc. (a)	2,015	52,954
American Eagle Outfitters, Inc. (a)	23,234	566,677
AnnTaylor Stores Corp. (a)	13,416	614,453
Asbury Automotive Group, Inc. (a)	11,092	197,992
Barnes & Noble, Inc. (a)	21,011	733,284
bebe Stores, Inc. (a)	7,691	217,655
Big 5 Sporting Goods Corp. (a)	8,103	203,628
Big Dog Holdings, Inc. (a)	2,572	10,211
Blockbuster, Inc. Class A	12,304	211,383
Books-A-Million, Inc. (a)	7,672	43,040
Borders Group, Inc.	25,520	612,480
Brookstone Co., Inc. (a)	3,921	97,045
Building Material Holding Corp.	4,772	81,029
Burlington Coat Factory Warehouse Corp.	13,886	265,917
Cache, Inc. (a)	4,039	112,082
CarMax, Inc. (a)	31,495	1,070,830
Casual Male Retail Group, Inc. (a)	9,009	76,577
Cato Corp. Class A	5,984	124,886
Charlotte Russe Holding, Inc. (a)	4,865	73,851
Charming Shoppes, Inc. (a)	36,864	241,459
Chico's FAS, Inc. (a)	27,708	1,184,517
Christopher & Banks Corp.	10,542	196,397
Claire's Stores, Inc.	29,549	597,481
Cole National Corp. Class A (a)	4,666	102,979
Cost Plus, Inc. (a)	6,308	244,372
CSK Auto Corp. (a)	14,517	279,888

	Shares	Value (Note 1)
Deb Shops, Inc.	3,517	$ 81,172
Dick's Sporting Goods, Inc. (a)	4,943	286,546
Dress Barn, Inc. (a)	9,963	168,674
E Com Ventures, Inc. (a)	1,076	11,298
Electronics Boutique Holding Corp. (a)	7,459	202,959
Emerging Vision, Inc. (a)	5,700	912
Finish Line, Inc. Class A (a)	6,227	215,516
Finlay Enterprises, Inc. (a)	2,122	39,342
Foot Locker, Inc.	44,863	1,175,411
Friedmans, Inc. Class A	4,324	31,392
Gadzooks, Inc. (a)	397	520
Galyan's Trading Co., Inc. (a)	3,776	32,436
GameStop Corp. Class A (a)	4,865	90,732
Genesco, Inc. (a)	7,347	147,822
Goody's Family Clothing, Inc.	7,844	73,734
Group 1 Automotive, Inc. (a)	6,890	250,796
Guess?, Inc. (a)	13,471	208,801
Guitar Center, Inc. (a)	7,142	259,540
Gymboree Corp. (a)	10,974	161,867
Hancock Fabrics, Inc.	6,826	115,018
Haverty Furniture Companies, Inc.	7,633	162,812
Hibbett Sporting Goods, Inc. (a)	4,281	147,395
Hollywood Entertainment Corp. (a)	18,335	206,269
Hot Topic, Inc. (a)	14,627	424,622
Jo-Ann Stores, Inc. (a)	5,775	155,232
Jos. A. Bank Clothiers, Inc. (a)	3,228	106,524
Kirkland's, Inc. (a)	4,549	66,870
Linens 'N Things, Inc. (a)	14,597	494,838
Lithia Motors, Inc. Class A	6,077	167,604
Major Automotive Companies, Inc. (a)	1,420	1,548
Michaels Stores, Inc.	21,387	1,027,431
Monro Muffler Brake, Inc. (a)	3,653	87,599
Mothers Work, Inc. (a)	1,684	45,182
Movie Gallery, Inc.	10,646	212,920
O'Reilly Automotive, Inc. (a)	16,213	658,734
Pacific Sunwear of California, Inc. (a)	23,843	571,517
Party City Corp. (a)	4,304	66,282
Payless ShoeSource, Inc. (a)	21,398	285,663
PC Connection, Inc. (a)	6,035	51,720
PETCO Animal Supplies, Inc. (a)	4,943	160,549
PETsMART, Inc.	45,721	1,240,868
Pier 1 Imports, Inc.	26,837	628,254
Pomeroy IT Solutions, Inc.	3,930	58,400
Rainbow Rentals, Inc. (a)	3,988	63,050
Regis Corp.	13,625	588,873
Rent-A-Center, Inc. (a)	24,956	811,320
Rent-Way, Inc. (a)	6,653	54,422
Restoration Hardware, Inc. (a)	8,795	40,897
Rex Stores Corp. (a)	2,776	38,364
Ross Stores, Inc.	47,120	1,510,196
Rush Enterprises, Inc. Class B (a)	2,627	31,261
Select Comfort Corp. (a)	11,000	297,770
Sharper Image Corp. (a)	4,600	163,898
Shoe Carnival, Inc. (a)	3,930	60,090
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc. Class A	9,507	$ 233,872
Sports Authority, Inc. (a)	8,052	333,997
Stage Stores, Inc. (a)	6,482	231,343
Stein Mart, Inc. (a)	15,865	174,991
Syms Corp. (a)	3,930	31,047
Talbots, Inc.	17,002	576,368
TBC Corp. (a)	7,182	197,936
The Bombay Company, Inc. (a)	12,084	83,138
The Buckle, Inc.	7,245	186,414
The Children's Place Retail Stores, Inc. (a)	7,649	234,365
The Men's Wearhouse, Inc. (a)	11,293	295,086
The Pep Boys - Manny, Moe & Jack	15,764	371,873
Too, Inc. (a)	11,993	230,026
Tractor Supply Co. (a)	12,508	535,593
Trans World Entertainment Corp. (a)	7,990	71,910
Tweeter Home Entertainment Group, Inc. (a)	5,520	60,886
Ultimate Electronics, Inc. (a)	3,555	25,987
United Auto Group, Inc.	12,233	347,173
United Retail Group, Inc. (a)	2,807	8,533
Urban Outfitters, Inc. (a)	12,047	525,370
Weight Watchers International, Inc. (a)	32,699	1,226,866
West Marine, Inc. (a)	7,073	210,422
Wet Seal, Inc. Class A (a)	7,568	62,966
Whitehall Jewellers, Inc. (a)	4,164	39,100
Williams-Sonoma, Inc. (a)	37,160	1,188,748
Wilsons Leather Experts, Inc. (a)	6,316	18,632
Winmark Corp. (a)	2,614	65,611
YouthStream Media Networks, Inc. (a)	1,300	247
Zale Corp. (a)	8,381	479,309
Zones, Inc. (a)	3,275	10,054
		33,256,129
Textiles Apparel & Luxury Goods - 0.9%
Ashworth, Inc. (a)	4,840	40,608
Brown Shoe Co., Inc.	5,466	215,306
Candies, Inc. (a)	9,733	21,413
Carter's, Inc.	9,051	271,530
Charles & Colvard Ltd. (a)	4,210	19,029
Cherokee, Inc.	3,331	70,317
Coach, Inc. (a)	57,875	2,293,586
Columbia Sportswear Co. (a)	11,872	617,463
Culp, Inc. (a)	4,772	49,867
Cutter & Buck, Inc. (a)	1,098	11,847
Dan River, Inc. Class A (a)	8,421	4,800
Deckers Outdoor Corp. (a)	4,587	121,739
Delta Apparel, Inc.	3,327	65,875
Delta Woodside Industries, Inc. (a)	200	530
DHB Industries, Inc. (a)	8,327	47,048
Everlast Worldwide, Inc. (a)	200	566

	Shares	Value (Note 1)
Fossil, Inc. (a)	13,645	$ 474,300
G-III Apparel Group Ltd. (a)	4,576	47,179
Galey & Lord, Inc. (a)	400	3
Haggar Corp.	3,480	68,904
Hampshire Group Ltd. (a)	936	29,128
Hartmarx Corp. (a)	12,514	70,078
Innovo Group, Inc. (a)	3,410	9,207
K-Swiss, Inc. Class A	10,498	252,477
Kellwood Co.	8,003	335,806
Kenneth Cole Productions, Inc. Class A	6,696	226,057
Maxwell Shoe Co., Inc. Class A (a)	4,019	88,820
Mossimo, Inc. (a)	2,730	11,876
Movado Group, Inc.	3,468	105,809
Oshkosh B'Gosh, Inc. Class A	3,209	70,630
Oxford Industries, Inc.	4,904	215,531
Perry Ellis International, Inc. (a)	2,111	52,247
Phillips-Van Heusen Corp.	11,326	216,553
Polo Ralph Lauren Corp. Class A	15,394	516,777
Quaker Fabric Corp.	5,848	50,176
Quiksilver, Inc. (a)	17,828	349,785
R.G. Barry Corp. (a)	3,190	6,635
Rocky Shoes Boots, Inc. (a)	2,631	55,146
Russell Corp.	10,346	181,469
Samsonite Corp. (a)	2,743	1,701
Saucony, Inc. Class B	3,478	83,298
Skechers U.S.A., Inc. Class A (a)	4,304	54,273
Sport-Haley, Inc. (a)	100	539
Steven Madden Ltd. (a)	3,930	75,181
Stride Rite Corp.	15,092	179,142
Superior Uniform Group, Inc.	4,343	66,057
Tandy Brands Accessories, Inc.	1,058	13,754
Tarrant Apparel Group (a)	9,692	26,556
Timberland Co. Class A (a)	10,858	670,373
Tropical Sportswear International Corp. (a)	3,275	4,487
Unifi, Inc. (a)	11,964	56,470
Unifirst Corp.	2,378	65,657
Vans, Inc. (a)	5,333	64,849
Warnaco Group, Inc. (a)	13,665	239,138
Weyco Group, Inc.	561	19,355
Wolverine World Wide, Inc.	13,689	322,376
		9,229,323
TOTAL CONSUMER DISCRETIONARY		189,070,151
CONSUMER STAPLES - 3.6%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	3,368	59,782
Chalone Wine Group, Ltd. (a)	1,975	17,933
Coca-Cola Bottling Co. Consolidated	2,129	110,708
Constellation Brands, Inc. Class A (a)	32,224	1,021,501
Golden State Vintners, Inc. Class B (a)	500	2,530
Hansen Natural Corp. (a)	5,602	66,888
MGP Ingredients, Inc.	4,378	95,003
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
National Beverage Corp. (a)	5,565	$ 99,057
PepsiAmericas, Inc.	45,426	871,271
Robert Mondavi Corp. Class A (a)	4,346	162,410
Vermont Pure Holdings Ltd. (a)	4,384	14,467
		2,521,550
Food & Staples Retailing - 0.7%
7-Eleven, Inc. (a)	33,379	544,078
Arden Group, Inc. Class A	749	55,426
BJ's Wholesale Club, Inc. (a)	23,622	561,023
Casey's General Stores, Inc.	16,018	273,908
Central European Distribution Corp. (a)	3,677	127,224
Chronimed, Inc. (a)	3,717	34,460
Duane Reade, Inc. (a)	6,225	106,136
Foodarama Supermarkets (a)	590	18,585
Fresh Brands, Inc.	3,849	35,603
Ingles Markets, Inc. Class A	3,555	39,532
Longs Drug Stores Corp.	12,136	253,521
Marsh Supermarkets, Inc. Class B	3,767	49,197
Nash-Finch Co.	5,652	131,126
NeighborCare, Inc. (a)	15,644	405,962
Pathmark Stores, Inc. (a)	7,076	58,377
Performance Food Group Co. (a)	14,328	501,480
Pricesmart, Inc. (a)	1,403	9,891
Rite Aid Corp. (a)	166,190	927,340
Ruddick Corp.	14,547	290,795
Smart & Final, Inc. (a)	8,436	95,917
Spartan Stores, Inc. (a)	7,298	37,804
The Great Atlantic & Pacific Tea Co. (a)	9,076	72,154
The Pantry, Inc. (a)	5,677	119,955
Topps Co., Inc.	10,089	92,718
United Natural Foods, Inc. (a)	5,953	274,731
Weis Markets, Inc.	7,936	257,603
Whole Foods Market, Inc.	18,648	1,442,423
Wild Oats Markets, Inc. (a)	12,280	155,956
		6,972,925
Food Products - 1.8%
Alico, Inc.	3,393	129,782
American Italian Pasta Co. Class A	5,875	239,113
Aurora Foods, Inc. (a)	19,000	95
Bridgford Foods Corp.	4,789	37,402
Bunge Ltd.	29,865	1,166,228
Calavo Growers, Inc. (a)	7,029	71,703
Central Garden & Pet Co. Class A (a)	5,613	193,873
Chiquita Brands International, Inc. (a)	12,577	285,875
Corn Products International, Inc.	10,873	412,087
Dean Foods Co. (a)	47,878	1,738,450
Del Monte Foods Co. (a)	62,688	683,299
Delta & Pine Land Co.	11,931	304,241
Farmer Brothers Co.	605	196,625
Flowers Foods, Inc.	13,529	363,930

	Shares	Value (Note 1)
Fresh Del Monte Produce, Inc.	17,524	$ 446,161
Galaxy Nutritional Foods, Inc. (a)	5,579	12,832
Gardenburger, Inc. (a)	5,600	1,960
Green Mountain Coffee Roasters, Inc. (a)	2,713	54,341
Griffin Land & Nurseries, Inc. (a)	1,112	20,017
Hain Celestial Group, Inc. (a)	10,731	233,614
Hines Horticulture, Inc. (a)	5,290	26,450
Hormel Foods Corp.	43,624	1,209,257
International Multifoods Corp. (a)	7,926	154,398
Interstate Bakeries Corp.	14,070	211,050
J&J Snack Foods Corp. (a)	2,433	114,984
John B. Sanfilippo & Son, Inc. (a)	1,977	66,803
Kraft Foods, Inc. Class A	87,311	2,950,239
Lancaster Colony Corp.	10,673	452,428
Lance, Inc.	7,953	134,485
Lifeway Foods, Inc. (a)	2,431	60,653
M&F Worldwide Corp. (a)	6,406	88,211
Maui Land & Pineapple, Inc. (a)	3,029	118,131
Monterey Pasta Co. (a)	4,304	15,882
Northland Cranberries, Inc. Class A (a)	31,116	26,760
Omega Protein Corp. (a)	5,131	39,355
Peet's Coffee & Tea, Inc. (a)	4,210	86,221
Pilgrims Pride Corp. Class B	21,423	430,602
Poore Brothers, Inc. (a)	3,448	11,068
Ralcorp Holdings, Inc. (a)	9,177	294,673
Riviana Foods, Inc.	3,759	103,260
Sanderson Farms, Inc.	6,330	224,399
Seaboard Corp.	431	144,644
Smithfield Foods, Inc. (a)	34,896	892,640
Tasty Baking Co.	4,304	45,149
The J.M. Smucker Co.	15,552	786,620
Tootsie Roll Industries, Inc.	16,612	618,797
Tyson Foods, Inc. Class A	109,531	1,739,352
Zapata Corp. (a)	861	43,911
		17,682,050
Household Products - 0.3%
Church & Dwight Co., Inc.	11,461	477,694
Energizer Holdings, Inc. (a)	26,165	1,221,121
Katy Industries, Inc. (a)	1,778	10,579
Oil-Dri Corp. of America	4,520	75,936
Rayovac Corp. (a)	11,087	288,040
The Dial Corp.	29,608	850,934
U.S. Home & Garden, Inc. (a)	2,900	5,771
WD-40 Co.	5,608	187,307
		3,117,382
Personal Products - 0.4%
Carrington Laboratories, Inc. (a)	5,146	23,672
Chattem, Inc. (a)	6,665	153,495
Del Laboratories, Inc. (a)	3,153	104,017
Elizabeth Arden, Inc. (a)	8,382	159,593
Estee Lauder Companies, Inc. Class A	37,949	1,616,627
First Years, Inc.	3,319	56,921
Integrated Biopharma, Inc. (a)	2,198	25,277
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - continued
Inter Parfums, Inc.	6,365	$ 178,220
Mannatech, Inc.	7,829	85,023
MediFast, Inc. (a)	1,591	15,560
Nature's Sunshine Products, Inc.	4,464	55,666
NBTY, Inc. (a)	19,850	660,211
Nu Skin Enterprises, Inc. Class A	21,855	418,523
Playtex Products, Inc. (a)	21,944	138,686
Reliv International, Inc. (a)	10,690	68,416
Revlon, Inc. Class A (a)	12,009	41,071
USANA Health Sciences, Inc. (a)	6,765	205,182
Weider Nutrition International, Inc. Class A (a)	11,731	53,845
		4,060,005
Tobacco - 0.1%
DIMON, Inc.	11,854	82,385
Standard Commercial Corp.	4,210	79,695
Star Scientific, Inc. (a)	16,374	69,098
Universal Corp.	7,604	383,394
Vector Group Ltd.	13,849	249,974
		864,546
TOTAL CONSUMER STAPLES		35,218,458
ENERGY - 4.9%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	5,042	188,218
Cal Dive International, Inc. (a)	12,533	303,925
Carbo Ceramics, Inc.	5,380	328,557
Cooper Cameron Corp. (a)	17,272	763,768
Dawson Geophysical Co. (a)	4,846	53,354
Diamond Offshore Drilling, Inc.	41,872	1,047,219
Dril-Quip, Inc. (a)	4,548	81,864
ENSCO International, Inc.	45,067	1,323,618
FMC Technologies, Inc. (a)	18,761	493,414
Friede Goldman Halter, Inc. (a)	21,668	130
Global Industries Ltd. (a)	37,546	189,983
GlobalSantaFe Corp.	71,372	2,105,474
Grant Prideco, Inc. (a)	36,187	548,957
Grey Wolf, Inc. (a)	51,983	219,888
Gulf Island Fabrication, Inc.	3,684	73,754
Gulfmark Offshore, Inc. (a)	4,678	76,953
Hanover Compressor Co. (a)	23,580	285,790
Helmerich & Payne, Inc.	15,052	447,345
Horizon Offshore, Inc. (a)	4,863	15,756
Hydril Co. (a)	7,560	200,340
Infinity, Inc. (a)	5,988	24,730
Input/Output, Inc. (a)	12,001	84,607
Key Energy Services, Inc. (a)	44,805	605,764
Lone Star Technologies, Inc. (a)	10,692	184,758
Lufkin Industries, Inc.	1,900	57,950
Matrix Service Co. (a)	3,632	51,538

	Shares	Value (Note 1)
Maverick Tube Corp. (a)	11,811	$ 242,716
Metretek Technologies, Inc. (a)	2,400	7,080
Mitcham Industries, Inc. (a)	400	1,520
NATCO Group, Inc. Class A (a)	2,713	21,351
National-Oilwell, Inc. (a)	25,033	743,730
Newpark Resources, Inc. (a)	28,026	141,531
NS Group, Inc. (a)	4,935	46,389
Oceaneering International, Inc. (a)	7,934	271,184
Offshore Logistics, Inc. (a)	7,067	162,470
Oil States International, Inc. (a)	16,706	227,536
Parker Drilling Co. (a)	44,390	187,770
Patterson-UTI Energy, Inc. (a)	24,766	898,510
Petroleum Helicopters, Inc. (non-vtg.) (a)	512	13,568
Pride International, Inc. (a)	40,785	699,055
Royale Energy, Inc. (a)	4,204	42,797
RPC, Inc.	11,075	124,483
Seabulk International, Inc. (a)	10,544	107,549
SEACOR SMIT, Inc. (a)	5,718	251,878
Smith International, Inc. (a)	31,219	1,581,867
Superior Energy Services, Inc. (a)	23,736	226,204
T-3 Energy Services, Inc. (a)	4,721	32,150
TETRA Technologies, Inc. (a)	6,795	169,196
Tidewater, Inc.	17,831	592,524
TODCO Class A (a)	1,942	28,936
Torch Offshore, Inc. (a)	9,245	40,955
Trico Marine Services, Inc. (a)	11,321	21,283
UNIFAB International, Inc. (a)	350	1,663
Unit Corp. (a)	13,754	365,581
Universal Compression Holdings, Inc. (a)	9,324	290,256
Varco International, Inc. (a)	28,565	569,015
Veritas DGC, Inc. (a)	14,269	226,592
W-H Energy Services, Inc. (a)	6,456	107,492
Weatherford International Ltd. (a)	39,683	1,777,798
		19,980,283
Oil & Gas - 2.9%
Abraxas Petroleum Corp. (a)	7,953	21,235
APCO Argentina, Inc.	2,706	82,668
ATP Oil & Gas Corp. (a)	4,491	24,162
Berry Petroleum Co. Class A	6,319	137,438
BP Prudhoe Bay Royalty Trust	6,364	180,101
Brigham Exploration Co. (a)	12,282	97,028
Buckeye Partners LP	8,566	364,055
Cabot Oil & Gas Corp. Class A	10,435	316,911
Callon Petroleum Co. (a)	3,188	30,669
Carrizo Oil & Gas, Inc. (a)	5,427	36,687
Castle Energy Corp.	4,491	39,745
Chaparral Resources, Inc. (a)	13,947	19,944
Chesapeake Energy Corp.	75,362	966,141
Cimarex Energy Co. (a)	13,526	376,023
Clayton Williams Energy, Inc. (a)	2,328	76,824
Comstock Resources, Inc. (a)	11,482	221,603
CREDO Petroleum Corp. (a)	946	17,208
Cross Timbers Royalty Trust	1,715	45,962
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Delta Petroleum Corp. (a)	14,179	$ 132,404
Denbury Resources, Inc. (a)	19,196	290,052
Dorchester Minerals LP	6,550	112,988
Double Eagle Petroleum Co. (a)	1,401	19,110
Edge Petroleum Corp. (a)	6,928	77,171
Enbridge Energy Management LLC	2,429	114,989
Encore Acquisition Co. (a)	9,851	256,717
Energy Partners Ltd. (a)	12,303	169,043
Enterprise Products Partners LP	52,470	1,192,118
Evans Systems, Inc. (a)	3,400	578
Evergreen Resources, Inc. (a)	12,915	424,904
Forest Oil Corp. (a)	17,277	448,338
Frontier Oil Corp.	11,401	219,583
FX Energy, Inc. (a)	10,017	104,678
General Maritime Corp. (a)	11,762	250,531
Giant Industries, Inc. (a)	4,535	87,979
Goodrich Petroleum Corp. (a)	3,131	27,553
GSV, Inc. (a)	700	56
Harken Energy Corp. (a)	45,664	52,514
Harvest Natural Resources, Inc. (a)	12,476	145,720
Holly Corp.	6,800	198,900
Houston Exploration Co. (a)	9,450	355,509
Hugoton Royalty Trust	12,302	245,425
Kaneb Services LLC	4,043	126,829
KCS Energy, Inc. (a)	14,852	160,699
Magellan Midstream Partners LP	3,462	179,401
Magnum Hunter Resources, Inc. (a)	24,586	225,945
Maritrans, Inc.	2,984	48,878
Markwest Energy Partners LP	1,943	77,137
Markwest Hydrocarbon, Inc.	3,499	42,758
McMoRan Exploration Co. (a)	4,480	67,200
Meridian Resource Corp. (a)	22,218	123,532
Mission Resources Corp. (a)	10,011	23,726
Murphy Oil Corp.	29,464	1,848,277
National Energy Group, Inc. (a)	5,079	17,523
Newfield Exploration Co. (a)	17,463	818,665
Noble Energy, Inc.	18,126	847,934
Nuevo Energy Co. (a)	7,561	215,262
OMI Corp. (a)	28,417	307,188
Overseas Shipholding Group, Inc.	12,140	435,826
Pacific Energy Partners LP	2,620	78,338
Parallel Petroleum Corp. (a)	10,742	41,572
Patina Oil & Gas Corp.	10,653	543,942
Penn Octane Corp. (a)	4,809	11,734
Penn Virginia Corp.	2,437	137,691
Petroleum Development Corp. (a)	6,673	190,848
Petroquest Energy, Inc. (a)	13,660	48,356
Pioneer Natural Resources Co. (a)	36,206	1,162,937
Plains Exploration & Production Co. (a)	14,638	238,746
Plains Resources, Inc. (a)	10,632	182,020
Pogo Producing Co.	19,759	896,466

	Shares	Value (Note 1)
Premcor, Inc. (a)	18,251	$ 573,994
Prima Energy Corp. (a)	5,093	173,620
Quicksilver Resources, Inc. (a)	8,089	333,590
Range Resources Corp.	21,036	233,500
Remington Oil & Gas Corp. (a)	9,453	188,587
Rentech, Inc. (a)	26,916	25,839
Resource America, Inc. Class A	4,865	80,564
Southwestern Energy Co. (a)	11,440	256,942
Spinnaker Exploration Co. (a)	11,170	369,615
St. Mary Land & Exploration Co.	9,075	280,418
Stone Energy Corp. (a)	8,640	389,146
Sunoco Logistics Partners LP	2,807	115,733
Swift Energy Co. (a)	7,205	136,895
Syntroleum Corp. (a)	20,072	141,307
TEPPCO Partners LP	14,145	564,386
Tesoro Petroleum Corp. (a)	21,890	399,493
The Exploration Co. of Delaware, Inc. (a)	7,579	35,546
Tipperary Corp. (a)	6,819	26,799
Tom Brown, Inc. (a)	14,819	521,184
TransMontaigne, Inc. (a)	20,850	139,695
Ultra Petroleum Corp. (a)	23,289	676,636
Valero Energy Corp.	40,537	2,432,220
Valero LP	2,901	147,371
Vintage Petroleum, Inc.	21,721	315,606
Western Gas Resources, Inc.	11,344	556,083
Westport Resources Corp. (a)	21,915	709,389
Wiser Oil Co. (a)	6,381	51,878
World Fuel Services Corp.	4,742	167,630
XTO Energy, Inc.	57,371	1,711,951
		28,836,311
TOTAL ENERGY		48,816,594
FINANCIALS - 26.0%
Capital Markets - 1.8%
A.G. Edwards, Inc.	24,917	953,075
Affiliated Managers Group, Inc. (a)	6,781	572,995
Allied Capital Corp.	40,439	1,242,690
American Capital Strategies Ltd.	19,869	660,247
Ameritrade Holding Corp. (a)	132,569	2,158,223
BlackRock, Inc. Class A	5,402	321,419
E*TRADE Group, Inc. (a)	116,043	1,660,575
Eaton Vance Corp. (non-vtg.)	21,575	830,638
Gabelli Asset Management, Inc. Class A	2,893	121,795
Harris & Harris Group, Inc. (a)	5,146	84,858
Investment Technology Group, Inc. (a)	15,885	230,015
Investors Financial Services Corp.	21,219	934,273
JB Oxford Holdings, Inc. (a)	1,070	4,450
Jefferies Group, Inc.	17,894	662,078
Knight Trading Group, Inc. (a)	35,945	498,198
LaBranche & Co., Inc.	17,755	182,699
Legg Mason, Inc.	20,564	1,940,008
Maxcor Financial Group, Inc.	1,193	16,477
MCG Capital Corp.	11,772	233,674
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
National Financial Partners Corp.	10,919	$ 351,373
Nuveen Investments, Inc. Class A	28,737	808,084
Olympic Cascade Financial Corp. (a)	1,000	2,410
Piper Jaffray Companies (a)	6,711	345,751
Raymond James Financial, Inc.	15,327	585,798
Sanders Morris Harris Group, Inc.	8,833	107,144
SEI Investments Co.	32,410	1,157,361
Siebert Financial Corp. (a)	7,668	32,129
Stifel Financial Corp. (a)	2,834	70,453
SWS Group, Inc.	4,057	71,484
Waddell & Reed Financial, Inc. Class A	27,469	712,546
Westwood Holdings Group, Inc.	3,071	53,036
		17,605,956
Commercial Banks - 5.9%
1st Source Corp.	5,545	133,357
ABC Bancorp	1,871	35,605
Abigail Adams National Bancorp, Inc.	2,773	49,221
Alabama National Bancorp, Delaware	3,933	200,622
Allegiant Bancorp, Inc.	6,059	178,498
Amcore Financial, Inc.	7,693	226,713
American National Bankshares, Inc.	2,434	61,459
American Pacific Bank of Oregon Class B (a)	5,049	53,004
AmericanWest Bancorp (a)	1,852	37,522
AmeriServ Financial, Inc. (a)	8,597	53,301
Arrow Financial Corp.	2,339	70,989
Associated Banc-Corp.	21,788	967,169
Banc Corp. (a)	2,620	20,541
BancFirst Corp.	2,840	163,868
BancorpSouth, Inc.	24,249	530,568
BancTrust Financial Group, Inc.	4,917	88,752
Bank of Granite Corp.	5,074	105,438
Bank of Hawaii Corp.	16,861	769,536
Bank of the Ozarks, Inc.	5,292	129,019
Banknorth Group, Inc.	49,972	1,665,567
Banner Corp.	3,953	110,091
Bar Harbor Bankshares	2,569	64,610
Bay View Capital Corp.	13,678	32,280
BOK Financial Corp.	16,507	669,029
Boston Private Financial Holdings, Inc.	8,805	238,968
Bryn Mawr Bank Corp.	2,058	47,519
BSB Bancorp, Inc.	3,169	124,225
Camden National Corp.	3,305	113,163
Capital Bank Corp.	4,787	84,251
Capital City Bank Group, Inc.	4,517	194,367
Capital Corp. of the West	2,482	96,602
Capitol Bancorp Ltd.	5,097	150,209
Cardinal Financial Corp. (a)	2,386	20,520
Cascade Bancorp	2,807	64,280
Cascade Financial Corp.	1,403	27,569
Cathay General Bancorp	7,653	465,991

	Shares	Value (Note 1)
Cavalry Bancorp, Inc.	1,123	$ 18,844
CB Bancshares, Inc.	1,315	92,537
CCBT Financial Companies, Inc.	3,767	134,595
Center Bancorp, Inc.	1,216	19,626
Central Coast Bancorp (a)	2,058	36,488
Central Pacific Financial Corp.	5,401	148,149
Century Bancorp, Inc. Class A (non-vtg.)	2,001	73,597
Chemical Financial Corp.	8,850	319,308
Chester Valley Bancorp, Inc.	734	16,214
Chittenden Corp.	11,321	373,367
Citizens Banking Corp.	14,298	474,837
City Holding Co.	5,214	176,702
City National Corp.	14,652	910,768
CNB Florida Bancshares, Inc.	3,491	89,719
CoBiz, Inc.	7,098	143,025
Colonial Bancgroup, Inc.	39,718	732,003
Columbia Bancorp	1,403	44,545
Columbia Banking Systems, Inc.	5,232	129,806
Commerce Bancorp, Inc., New Jersey	23,483	1,424,714
Commerce Bancshares, Inc.	20,333	1,004,654
Commercial Bankshares, Inc.	2,677	71,637
Community Bank of Northern Virginia	1,888	33,984
Community Bank System, Inc.	4,294	199,027
Community Banks, Inc.	4,772	151,225
Community Bankshares, Inc., South Carolina	3,531	65,359
Community First Bankshares, Inc.	11,459	325,092
Community Trust Bancorp, Inc.	4,698	136,289
Compass Bancshares, Inc.	36,909	1,534,676
Cullen/Frost Bankers, Inc.	15,736	667,521
CVB Financial Corp.	16,430	335,172
East West Bancorp, Inc.	7,692	408,830
Eastern Virgina Bankshares, Inc.	3,012	73,463
Exchange National Bancshares, Inc.	655	23,161
Farmers Capital Bank Corp.	1,684	58,940
Fidelity Southern Corp.	4,918	69,639
Financial Institutions, Inc.	5,570	124,211
First Bancorp, North Carolina	3,083	104,360
First Bancorp, Puerto Rico	11,971	508,169
First Charter Corp.	11,628	246,397
First Citizen Bancshares, Inc.	2,922	365,162
First Commonwealth Financial Corp.	19,808	291,178
First Community Bancorp, California	4,995	196,403
First Financial Bancorp, Ohio	15,708	275,047
First Financial Bankshares, Inc.	4,678	186,278
First Financial Corp., Indiana	3,245	99,070
First Indiana Corp.	5,116	110,966
First M&F Corp.	842	30,304
First Mariner Bancorp, Inc. (a)	999	19,780
First Merchants Corp.	7,172	182,456
First Midwest Bancorp, Inc., Delaware	13,158	443,425
First National Bankshares of Florida, Inc.	13,682	268,441
First Oak Brook Bancshares, Inc.	3,857	120,358
First of Long Island Corp.	936	45,864
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
First Republic Bank, California	3,772	$ 151,521
First South Bancorp, Inc., Virginia	936	30,897
First State Bancorp.	3,040	100,527
First United Corp.	936	21,397
FirstMerit Corp.	28,006	742,719
Flag Financial Corp.	1,310	17,384
Florida Banks, Inc. (a)	5,726	94,301
FloridaFirst Bancorp, Inc.	2,939	79,412
FNB Corp., North Carolina	842	18,187
FNB Corp., Pennsylvania	13,682	307,571
FNB Corp., Virginia	3,618	104,922
FNB Financial Services Corp.	3,828	76,866
Foothill Independent Bancorp	3,380	75,070
Franklin Financial Corp., Tennessee	1,684	51,345
Frontier Financial Corp., Washington	5,825	194,031
Fulton Financial Corp.	32,005	704,430
German American Bancorp	5,749	101,067
Glacier Bancorp, Inc.	5,836	188,561
Gold Banc Corp., Inc.	11,798	191,128
Great Southern Bancorp, Inc.	2,560	128,077
Greater Bay Bancorp	16,461	453,665
Greater Community Bancorp	4,106	67,995
Hancock Holding Co.	4,569	265,413
Hanmi Financial Corp.	4,891	144,823
Harleysville National Corp., Pennsylvania	7,667	213,526
Harrington West Financial Group, Inc.	4,000	66,000
Heritage Commerce Corp. (a)	1,497	19,236
Hibernia Corp. Class A	47,759	1,133,799
Hudson United Bancorp	13,206	515,562
Humboldt Bancorp	4,992	87,859
IBERIABANK Corp.	2,369	147,352
Independent Bank Corp.:
Massachusetts	4,988	154,279
Michigan	6,220	171,050
Integra Bank Corp.	5,959	142,063
Interchange Financial Services Corp.	4,407	107,046
International Bancshares Corp.	11,281	614,138
Irwin Financial Corp.	8,888	262,640
Lakeland Financial Corp.	1,123	39,139
Leesport Financial Corp.	1,773	46,098
Local Financial Corp. (a)	5,676	124,702
LSB Bancshares, Inc.	1,871	33,453
Main Street Banks, Inc.	7,229	186,002
MainSource Financial Group, Inc.	1,768	62,711
MB Financial, Inc.	7,997	298,528
Mercantile Bankshares Corp.	24,265	1,093,624
Merchants Bancshares, Inc.	2,649	75,624
Merrill Merchants Bancshares, Inc.	2,293	57,325
Metrocorp Bancshares, Inc.	2,855	44,538
Mid-State Bancshares	8,638	206,016
Midsouth Bancorp, Inc.	1,930	68,515

	Shares	Value (Note 1)
Midwest Banc Holdings, Inc.	7,162	$ 171,602
MidWestOne Financial Group, Inc.	3,499	65,781
Nara Bancorp, Inc.	5,092	170,378
National Commerce Financial Corp.	63,774	1,865,390
National Penn Bancshares, Inc.	7,067	224,519
NBT Bancorp, Inc.	12,074	265,024
North Valley Bancorp	4,804	82,100
Northern States Financial Corp.	2,836	81,535
Northrim Bancorp, Inc.	936	23,400
Oak Hill Financial, Inc.	1,403	45,233
Old National Bancorp	19,956	446,017
Old Second Bancorp, Inc.	1,591	81,014
Omega Financial Corp.	2,263	83,007
Oriental Financial Group, Inc.	6,294	180,827
PAB Bankshares, Inc.	1,403	21,087
Pacific Capital Bancorp	9,902	390,337
Pacific Crest Capital, Inc.	714	18,521
Pacific Mercantile Bancorp (a)	1,665	18,065
Pacific Union Bank	4,856	145,680
Park National Corp.	3,876	437,988
Patriot Bank Corp., Pennsylvania	2,482	73,368
Peapack-Gladstone Financial Corp.	4,044	137,941
Pennrock Financial Services Corp.	3,762	117,111
Pennsylvania Communication Bancorp, Inc.	1,590	79,500
Peoples Bancorp, Inc.	2,461	70,778
Peoples Banctrust Co., Inc.	1,053	15,848
Peoples Financial Corp., Mississippi	5,159	93,636
Peoples Holding Co.	2,105	69,612
Popular, Inc.	40,407	1,810,234
Premier Community Bankshares, Inc.	1,057	18,498
Princeton National Bancorp, Inc.	2,512	71,843
PrivateBancorp, Inc.	3,588	179,041
Prosperity Bancshares, Inc.	8,015	189,555
Provident Bankshares Corp.	7,835	258,163
Provident Financial Group, Inc.	15,307	613,351
Redwood Empire Bancorp	2,730	75,758
Republic Bancorp, Inc.	21,957	303,007
Republic Bancorp, Inc. Class A	6,667	127,873
Republic Bancshares, Inc.	4,588	142,228
Republic First Bancorp, Inc. (a)	4,845	61,488
Resource Bankshares Corp.	1,123	36,149
Riggs National Corp.	7,400	125,652
Royal Bancshares of Pennsylvania, Inc. Class A	2,385	63,918
S&T Bancorp, Inc.	8,733	264,959
S.Y. Bancorp, Inc.	3,181	72,209
Sandy Spring Bancorp, Inc.	5,359	193,031
Santander Bancorp	13,037	344,698
Savannah Bancorp, Inc.	2,532	70,896
Seacoast Banking Corp., Florida	7,060	147,272
Second Bancorp, Inc.	4,444	149,363
Security Bank Corp., Georgia	936	28,080
Shore Bancshares, Inc.	1,029	37,579
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Silicon Valley Bancshares (a)	10,684	$ 365,927
Simmons First National Corp. Class A	5,718	156,673
Sky Financial Group, Inc.	29,013	783,351
South Financial Group, Inc.	18,175	560,154
Southern Financial Bancorp, Inc.	2,539	118,673
Southwest Bancorp of Texas, Inc.	10,264	401,117
Southwest Bancorp, Inc., Oklahoma	2,433	42,067
Southwest Georgia Financial Corp.	2,152	48,958
State Bancorp, Inc., New York	2,058	51,347
State Financial Services Corp. Class A	3,171	92,019
Sterling Bancorp, New York	5,138	153,472
Sterling Bancshares, Inc.	12,280	166,885
Sterling Financial Corp.	8,217	193,428
Suffolk Bancorp	2,713	94,819
Summit Bancshares, Inc.	2,670	84,799
Summit Bank Corp., Georgia	3,888	60,571
Sun Bancorp, Inc.	1,403	26,096
Sun Bancorp, Inc., New Jersey	4,497	116,023
Susquehanna Bancshares, Inc., Pennsylvania	12,335	321,573
TCF Financial Corp.	21,096	1,096,570
Texas Capital Bancshares, Inc.	2,782	43,789
Texas Regional Bancshares, Inc. Class A	9,409	372,596
TIB Financial Corp.	3,327	75,689
Tompkins Trustco, Inc.	1,927	92,400
Trico Bancshares	1,871	65,391
Trust Co. of New Jersey	5,747	239,305
Trustco Bank Corp., New York	26,829	364,070
Trustmark Corp.	17,226	525,221
UCBH Holdings, Inc.	13,231	516,009
UMB Financial Corp.	6,353	319,175
Umpqua Holdings Corp.	7,624	156,444
Union Bankshares Corp.	1,778	58,052
UnionBanCal Corp.	45,090	2,430,802
United Bankshares, Inc., West Virginia	13,187	408,797
United Community Banks, Inc., Georgia	6,732	229,898
Unizan Financial Corp.	8,507	222,203
USB Holding Co., Inc.	7,982	185,821
Valley National Bancorp	28,362	799,525
Virginia Commerce Bancorp, Inc. (a)	1,591	48,860
Washington Banking Co., Oak Harbor	2,820	47,799
Washington Trust Bancorp, Inc.	4,628	119,588
WesBanco, Inc.	6,124	184,087
West Coast Bancorp, Oregon	5,542	121,647
Westamerica Bancorp.	9,388	471,841
Westbank Corp.	2,628	59,787
Westcorp	15,686	671,361
Whitney Holding Corp.	11,929	511,897
Wilmington Trust Corp., Delaware	20,072	749,488

	Shares	Value (Note 1)
Wintrust Financial Corp.	6,521	$ 313,660
Yardville National Bancorp	4,169	101,057
		58,762,864
Consumer Finance - 0.4%
ACE Cash Express, Inc. (a)	2,492	84,080
Advanta Corp. Class A	7,205	113,767
AmeriCredit Corp. (a)	49,562	942,669
Asta Funding, Inc.	1,403	55,881
Cash America International, Inc.	10,265	232,400
CompuCredit Corp. (a)	16,436	356,004
Consumer Portfolio Services, Inc. (a)	11,918	41,117
Credit Acceptance Corp. (a)	13,170	229,158
EZCORP, Inc. Class A (a)	2,928	33,672
First Cash Financial Services, Inc. (a)	3,742	126,854
First Marblehead Corp.	4,084	125,297
Firstcity Financial Corp. (a)	5,260	38,924
Metris Companies, Inc.	22,192	125,163
NCO Portfolio Management, Inc. (a)	6,688	53,504
Onyx Acceptance Corp. (a)	1,598	17,642
Rewards Network, Inc. (a)	5,988	66,167
Student Loan Corp.	6,054	929,955
United Panam Financial Corp. (a)	5,347	95,284
WFS Financial, Inc. (a)	12,857	570,337
World Acceptance Corp. (a)	5,175	111,366
		4,349,241
Diversified Financial Services - 0.7%
Alliance Capital Management Holding LP	18,506	684,722
Ampal-American Israel Corp. Class A (a)	4,585	16,506
California First National Bancorp	4,060	51,075
CapitalSource, Inc.	8,066	189,309
Chicago Mercantile Exchange Holdings, Inc. Class A	10,287	959,263
CIT Group, Inc.	66,703	2,632,767
Encore Capital Group, Inc. (a)	7,962	113,697
eSpeed, Inc. Class A (a)	9,345	188,676
Financial Federal Corp. (a)	6,843	235,741
Finova Group, Inc. (a)	22,736	7,276
First Albany Companies, Inc.	2,377	32,018
GATX Corp.	14,867	349,672
Instinet Group, Inc. (a)	9,073	64,146
Leucadia National Corp.	21,470	1,116,440
Medallion Financial Corp.	7,298	65,609
MicroFinancial, Inc. (a)	5,166	17,254
NCP Litigation Trust	200	0
Newtek Business Services, Inc. (a)	5,503	32,743
PMC Capital, Inc.	6,424	38,737
Winfield Capital Corp. (a)	1,100	363
		6,796,014
Insurance - 6.9%
21st Century Holding Co.	1,198	27,662
21st Century Insurance Group	25,386	371,143
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Acceptance Insurance Companies, Inc. (a)	1,700	$ 43
Alfa Corp.	24,569	334,384
Allmerica Financial Corp. (a)	16,764	618,256
American Financial Group, Inc., Ohio	21,860	657,549
American Independence Corp. (a)	3,087	46,675
American Medical Securities Group, Inc. (a)	5,332	125,782
American National Insurance Co.	8,135	769,571
American Physicians Capital, Inc. (a)	2,331	47,552
AmerUs Group Co.	11,907	464,135
Arch Capital Group Ltd. (a)	8,600	364,726
Argonaut Group, Inc. (a)	10,622	206,173
Arthur J. Gallagher & Co.	28,384	955,122
Assurant, Inc.	24,400	628,056
Atlantic American Corp. (a)	10,720	30,874
Baldwin & Lyons, Inc. Class B	3,866	100,245
Berkshire Hathaway, Inc. Class A (a)	359	33,925,409
Brown & Brown, Inc.	20,843	769,107
Ceres Group, Inc. (a)	14,502	82,516
Citizens, Inc. Class A (a)	9,317	81,524
Clark, Inc. (a)	7,815	131,683
CNA Financial Corp. (a)	69,348	1,907,070
CNA Surety Corp. (a)	18,682	206,062
Commerce Group, Inc., Massachusetts	10,228	475,807
Conseco, Inc. (a)	30,644	672,636
Cotton States Life Insurance Co.	4,485	89,700
Crawford & Co. Class B	11,783	59,858
Delphi Financial Group, Inc. Class A	9,443	368,088
Donegal Group, Inc. Class B	4,339	84,046
EMC Insurance Group	3,511	77,102
Erie Indemnity Co. Class A	18,878	891,797
FBL Financial Group, Inc. Class A	8,164	233,572
Fidelity National Financial, Inc.	49,914	1,952,137
Financial Industries Corp. (a)	1,403	19,291
First American Corp., California	22,757	695,226
FPIC Insurance Group, Inc. (a)	2,113	51,726
Gainsco, Inc. (a)	2,400	1,008
Great American Financial Resources, Inc.	16,321	275,498
Harleysville Group, Inc.	11,446	223,884
HCC Insurance Holdings, Inc.	19,244	623,313
Hilb, Rogal & Hamilton Co.	10,509	386,731
Horace Mann Educators Corp.	15,770	238,758
Independence Holding Co.	3,124	97,406
Infinity Property & Casualty Corp.	6,681	217,801
Investors Title Co.	1,641	55,630
Kansas City Life Insurance Co.	3,631	164,049
LandAmerica Financial Group, Inc.	4,597	215,140
Markel Corp. (a)	2,962	806,138
Meadowbrook Insurance Group, Inc. (a)	9,169	46,945

	Shares	Value (Note 1)
Mercer Insurance Group, Inc. (a)	5,069	$ 67,012
Merchants Group, Inc.	2,177	53,576
Mercury General Corp.	16,268	831,295
National Security Group, Inc.	2,778	67,589
National Western Life Insurance Co. Class A (a)	890	136,677
Nationwide Financial Services, Inc. Class A	17,481	664,977
Navigators Group, Inc. (a)	5,206	150,714
Nymagic, Inc.	2,755	72,429
Odyssey Re Holdings Corp.	19,211	511,973
Ohio Casualty Corp. (a)	18,985	364,892
Old Republic International Corp.	55,694	1,314,378
Penn Treaty American Corp. (a)	3,930	6,485
Penn-America Group, Inc.	6,108	85,634
Philadelphia Consolidated Holding Corp. (a)	7,109	423,554
Phoenix Companies, Inc.	30,221	431,858
PMA Capital Corp. Class A	7,234	40,149
Presidential Life Corp.	7,480	110,180
ProAssurance Corp. (a)	8,704	294,021
Protective Life Corp.	21,299	810,214
Quotesmith.com, Inc. (a)	779	3,942
Reinsurance Group of America, Inc.	18,390	743,876
RLI Corp.	7,564	302,560
RTW, Inc. (a)	655	3,904
Safety Insurance Group, Inc. (a)	3,493	67,415
SCPIE Holding, Inc.	1,965	16,015
Selective Insurance Group, Inc.	8,517	314,277
StanCorp Financial Group, Inc.	8,393	553,518
State Auto Financial Corp.	11,208	273,352
Stewart Information Services Corp.	5,144	187,756
The Midland Co.	5,577	133,848
The MONY Group, Inc. (a)	13,931	438,827
Transatlantic Holdings, Inc.	15,800	1,359,906
Triad Guaranty, Inc. (a)	4,388	241,164
UICI (a)	15,685	213,943
Unico American Corp. (a)	2,607	16,163
United Fire & Casualty Co.	2,752	118,198
Unitrin, Inc.	20,935	907,532
Universal American Financial Corp. (a)	18,355	192,544
USI Holdings Corp. (a)	16,821	228,093
Vesta Insurance Group Corp.	22,274	96,669
W.R. Berkley Corp.	25,445	1,059,784
Wesco Financial Corp.	2,138	818,320
White Mountains Insurance Group Ltd.	2,734	1,334,274
Zenith National Insurance Corp.	6,312	252,859
		68,190,952
Real Estate - 6.8%
Acadia Realty Trust (SBI)	9,701	133,971
Affordable Residential Communties, Inc. (a)	1,187	22,434
Agree Realty Corp.	3,217	96,317
Alexanders, Inc. (a)	1,412	197,115
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Alexandria Real Estate Equities, Inc.	5,540	$ 340,045
AMB Property Corp. (SBI)	25,523	904,025
American Financial Realty Trust (SBI)	19,089	348,374
American Home Mortgage Investment Corp.	9,704	257,156
American Land Lease, Inc.	4,333	91,643
American Mortgage Acceptance Co.	4,770	82,998
American Real Estate Partners LP (a)	11,925	181,260
American Realty Investments, Inc. (a)	1,965	15,229
AmeriVest Properties, Inc.	10,370	70,205
AMLI Residential Properties Trust (SBI)	6,590	188,804
Annaly Mortgage Management, Inc.	35,626	726,770
Anthracite Capital, Inc.	18,714	232,802
Anworth Mortgage Asset Corp.	14,266	197,584
Archstone-Smith Trust	59,867	1,676,276
Arden Realty, Inc.	19,733	623,563
Ashford Hospitality Trust, Inc.	9,263	91,704
Associated Estates Realty Corp.	8,335	68,847
AvalonBay Communities, Inc.	22,052	1,110,980
Avatar Holdings, Inc. (a)	2,519	99,979
Bedford Property Investors, Inc.	5,143	158,147
Bluegreen Corp. (a)	12,202	127,389
BNP Residential Properties, Inc.	5,592	68,782
BNS Co. Class A (a)	20	124
Boston Properties, Inc.	29,955	1,534,595
Boykin Lodging Co.	7,111	65,635
Brandywine Realty Trust (SBI)	13,035	371,498
BRE Properties, Inc. Class A	15,457	505,444
BRT Realty Trust	3,818	87,432
California Coastal Communities, Inc. (a)	3,836	41,812
Camden Property Trust (SBI)	12,891	563,337
Capital Automotive (SBI)	9,860	336,620
Capital Trust, Inc. Class A	3,892	98,001
Capstead Mortgage Corp.	5,005	86,536
CarrAmerica Realty Corp.	17,427	561,149
Catellus Development Corp.	29,049	762,536
CBL & Associates Properties, Inc.	8,128	467,766
CenterPoint Properties Trust (SBI)	6,767	523,427
Chelsea Property Group, Inc.	13,147	780,274
Colonial Properties Trust (SBI)	7,614	304,408
Commercial Net Lease Realty, Inc.	14,690	284,252
Consolidated-Tomoka Land Co.	2,587	91,192
Cornerstone Realty Income Trust, Inc.	19,372	175,510
Corporate Office Properties Trust (SBI)	7,784	179,343
Correctional Properties Trust	4,134	118,646
Cousins Properties, Inc.	14,465	444,076
Crescent Real Estate Equities Co.	33,648	596,243
Criimi Mae, Inc. (a)	4,835	56,328
Developers Diversified Realty Corp.	27,770	1,021,103
Duke Realty Corp.	41,984	1,360,282
Eastgroup Properties, Inc.	6,804	229,635

	Shares	Value (Note 1)
Entertainment Properties Trust (SBI)	5,074	$ 192,558
Equity Inns, Inc.	18,329	169,360
Equity One, Inc.	20,440	382,432
Essex Property Trust, Inc.	7,077	445,639
Falcon Financial Investment Trust	8,876	83,789
Federal Realty Investment Trust (SBI)	14,496	613,906
FelCor Lodging Trust, Inc.	21,248	228,204
First Industrial Realty Trust, Inc.	12,514	470,526
First Union Real Estate Equity & Mortgage Investments (SBI) (a)	1,011	2,689
Forest City Enterprises, Inc. Class A	14,362	764,777
Friedman, Billings, Ramsey Group, Inc. Class A	43,038	1,145,672
Gables Residential Trust (SBI)	8,660	303,793
General Growth Properties, Inc.	66,917	2,091,825
Getty Realty Corp.	6,845	183,104
Gladstone Commercial Corp.	1,684	28,342
Glenborough Realty Trust, Inc.	10,513	220,773
Glimcher Realty Trust	12,340	318,002
Great Lakes REIT, Inc. (SBI)	5,759	87,710
Grubb & Ellis Co. (a)	700	805
Health Care Property Investors, Inc.	20,500	1,141,440
Health Care REIT, Inc.	14,451	545,670
Healthcare Realty Trust, Inc.	14,536	579,260
Heritage Property Investment Trust, Inc.	15,739	468,393
Highland Hospitality Corp.	10,768	125,986
Highwoods Properties, Inc. (SBI)	15,921	410,284
Home Properties of New York, Inc.	10,081	408,785
Hospitality Properties Trust (SBI)	18,830	819,105
Host Marriott Corp. (a)	102,418	1,245,403
HRPT Properties Trust (SBI)	58,385	646,906
Humphrey Hospitality Trust, Inc.	13,197	56,087
Impac Mortgage Holdings, Inc.	17,725	375,770
Innkeepers USA Trust (SBI)	9,927	89,343
Investors Real Estate Trust	13,855	140,905
iStar Financial, Inc.	31,090	1,301,117
Jameson Inns, Inc.	8,935	25,903
Jones Lang LaSalle, Inc. (a)	11,438	274,512
Kennedy-Wilson, Inc. (a)	8,421	58,105
Keystone Property Trust (SBI)	7,192	161,820
Kilroy Realty Corp.	9,368	312,891
Kimco Realty Corp.	33,434	1,569,726
Koger Equity, Inc.	8,939	212,301
Kramont Realty Trust	8,135	160,015
LaSalle Hotel Properties (SBI)	9,386	191,944
Levitt Corp. Class A (a)	3,445	75,756
Lexington Corporate Properties Trust	12,934	274,718
Liberty Property Trust (SBI)	23,766	1,004,826
LNR Property Corp.	5,707	300,759
LTC Properties, Inc.	6,965	117,778
Mack-Cali Realty Corp.	17,518	745,566
Maguire Properties, Inc.	12,548	308,681
Manufactured Home Communities, Inc.	6,721	224,817
MeriStar Hospitality Corp. (a)	24,705	154,406
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
MFA Mortgage Investments, Inc.	19,963	$ 207,615
Mid-America Apartment Communities, Inc.	6,522	233,879
Mission West Properties, Inc.	4,491	59,281
Monmouth Real Estate Investment Corp. Class A	9,627	86,643
National Health Investors, Inc.	7,451	207,883
National Health Realty, Inc.	2,339	47,014
Nationwide Health Properties, Inc.	22,717	478,193
New Plan Excel Realty Trust	30,438	790,475
Newcastle Investment Corp.	11,246	324,335
Novastar Financial, Inc.	7,825	413,551
Omega Healthcare Investors, Inc.	8,795	90,237
One Liberty Properties, Inc.	4,885	112,355
Orleans Homebuilders, Inc. (a)	4,454	93,757
Pan Pacific Retail Properties, Inc.	11,930	590,535
Parkway Properties, Inc.	3,344	158,171
Pennsylvania Real Estate Investment Trust (SBI)	10,280	374,706
PMC Commercial Trust	4,185	68,216
Post Properties, Inc.	11,615	331,260
Prentiss Properties Trust (SBI)	12,533	436,775
Price Legacy Corp. (a)	6,550	25,283
Prime Group Realty Trust (SBI) (a)	5,583	34,615
PS Business Parks, Inc.	6,145	279,598
Public Storage, Inc.	38,917	1,857,508
RAIT Investment Trust (SBI)	6,088	162,671
Ramco-Gershenson Properties Trust (SBI)	4,927	137,808
Rayonier, Inc.	15,050	648,053
Realty Income Corp.	11,137	482,232
Reckson Associates Realty Corp.	18,067	483,834
Redwood Trust, Inc.	6,091	370,028
Regency Centers Corp.	18,180	762,651
Saul Centers, Inc.	5,254	146,482
Senior Housing Properties Trust (SBI)	18,787	348,499
Shurgard Storage Centers, Inc.	14,185	528,391
Sizeler Property Investors, Inc.	6,607	75,650
SL Green Realty Corp.	11,391	501,204
Sovran Self Storage, Inc.	3,932	149,219
Summit Properties, Inc.	9,604	213,689
Sun Communities, Inc.	5,587	229,905
Tanger Factory Outlet Centers, Inc.	3,570	151,332
Tarragon Realty Investors, Inc. (a)	3,041	43,182
Taubman Centers, Inc.	15,880	377,944
Tejon Ranch Co. (a)	5,055	197,448
The Macerich Co.	17,383	858,720
The Mills Corp.	14,705	733,191
The Rouse Co.	27,277	1,363,850
The St. Joe Co.	23,222	951,638
Thornburg Mortgage, Inc. (SBI)	21,260	626,107
Town & Country Trust	5,645	147,052

	Shares	Value (Note 1)
Trammell Crow Co. (a)	13,558	$ 190,219
Transcontinental Realty Investors, Inc. (a)	1,497	22,230
Trizec Properties, Inc.	49,789	810,565
U.S. Restaurant Properties, Inc.	9,200	172,040
United Dominion Realty Trust, Inc. (SBI)	41,928	791,181
United Mobile Homes, Inc.	4,453	74,944
Universal Health Realty Income Trust (SBI)	4,250	143,013
Urstadt Biddle Properties, Inc.	5,274	72,518
Urstadt Biddle Properties, Inc. Class A	7,176	105,774
Ventas, Inc.	25,102	663,948
Vornado Operating Co. (a)	81	61
Vornado Realty Trust	35,736	2,033,378
W.P. Carey & Co. LLC	8,724	255,177
Washington Real Estate Investment Trust (SBI)	11,935	363,421
Weingarten Realty Investors (SBI)	15,939	789,777
Wellsford Real Properties, Inc. (a)	2,805	52,257
Windrose Medical Properties Trust	4,662	59,907
Winston Hotels, Inc.	7,234	76,536
		66,692,098
Thrifts & Mortgage Finance - 3.5%
Aames Financial Corp. (a)	1,722	5,252
Abington Bancorp, Inc.	1,566	72,662
Accredited Home Lenders Holding Co.	6,518	219,135
Alliance Bancorp of New England, Inc.	466	19,218
American Residential Investment Trust, Inc. (a)	2,155	17,865
Anchor BanCorp Wisconsin, Inc.	6,668	174,635
Astoria Financial Corp.	23,627	953,113
Bank Mutual Corp.	24,158	264,047
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	16,540	296,397
BankUnited Financial Corp. Class A (a)	7,953	219,264
BCSB Bankcorp, Inc.	4,872	97,440
Berkshire Bancorp, Inc.	372	20,832
Berkshire Hills Bancorp, Inc.	1,216	45,114
BostonFed Bancorp, Inc.	1,580	52,614
Brookline Bancorp, Inc., Delaware	18,167	286,130
Camco Financial Corp.	1,029	17,524
Capital Crossing Bank (a)	1,200	79,296
Capital Title Group, Inc.	3,610	15,343
Capitol Federal Financial	23,554	869,143
CFS Bancorp, Inc.	5,521	82,649
Charter Financial Corp.	5,470	218,800
Charter Municipal Mortgage Acceptance Co.	14,193	309,549
Chesterfield Financial Corp.	2,920	75,336
Citizens First Bancorp, Inc.	3,754	90,471
Citizens South Banking Corp.	1,310	18,641
City Bank Lynnwood	2,339	78,754
Coastal Bancorp, Inc.	2,473	102,209
Coastal Financial Corp.	6,360	105,512
Commercial Capital Bancorp, Inc. (a)	10,582	219,153
Commercial Federal Corp.	11,972	335,695
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Connecticut Bancshares, Inc.	3,474	$ 180,301
Corus Bankshares, Inc.	9,615	390,465
Delta Financial Corp. (a)	3,088	29,151
Dime Community Bancorp, Inc.	7,897	248,992
Doral Financial Corp.	32,965	1,124,766
Downey Financial Corp.	7,401	398,396
E-Loan, Inc. (a)	14,052	40,610
EFC Bancorp, Inc.	3,214	85,171
ESB Financial Corp.	5,932	86,429
Farmer Mac Class A (multi-vtg.) (a)	3,846	80,266
FFLC Bancorp, Inc.	1,216	35,264
Fidelity Bankshares, Inc.	4,808	175,444
First Busey Corp.	3,275	90,095
First Defiance Financial Corp.	3,003	83,634
First Federal Bancshares of Arkansas, Inc.	3,747	76,814
First Federal Bankshares, Inc.	2,907	66,367
First Federal Capital Corp.	6,497	137,541
First Federal Financial Corp., Kentucky	561	14,474
First Financial Holdings, Inc.	3,993	119,550
First Mutual Bancshares, Inc.	792	20,315
First Niagara Financial Group, Inc.	26,764	390,219
First Place Financial Corp.	5,230	102,822
First SecurityFed Financial, Inc.	2,367	82,253
First Sentinel Bancorp, Inc.	8,997	194,965
Firstfed America Bancorp, Inc.	5,884	163,928
FirstFed Financial Corp., Delaware (a)	5,165	224,161
Flagstar Bancorp, Inc.	19,250	497,613
Flushing Financial Corp.	7,219	136,439
FMS Financial Corp.	1,116	20,267
Fremont General Corp.	22,322	501,129
FSF Financial Corp.	2,192	66,637
GA Financial, Inc.	2,547	88,355
Greater Delaware Valley Savings Bank	749	28,462
Greenpoint Financial Corp.	40,678	1,774,374
Harbor Florida Bancshares, Inc.	7,225	208,297
Hawthorne Financial Corp. (a)	4,171	163,003
Heritage Financial Corp., Washington	3,933	84,166
HMN Financial, Inc.	2,852	79,685
Home Federal Bancorp	2,558	69,526
Horizon Financial Corp.	2,058	39,514
Hudson City Bancorp, Inc.	59,581	2,315,318
Hudson River Bancorp, Inc.	9,604	192,368
Independence Community Bank Corp.	15,835	626,591
IndyMac Bancorp, Inc.	16,225	571,120
ITLA Capital Corp. (a)	2,116	101,547
Jefferson Bancshares, Inc., Tennessee	5,738	80,102
KNBT Bancorp, Inc.	8,121	138,057
Liberte Investments, Inc. (a)	3,368	30,110
Lincoln Bancorp	3,496	72,787
LSB Corp.	3,904	69,530

	Shares	Value (Note 1)
MAF Bancorp., Inc.	9,588	$ 426,187
MASSBANK Corp.	1,965	80,567
Matrix Bancorp, Inc. (a)	1,659	18,067
MutualFirst Financial, Inc.	2,603	64,554
NASB Financial, Inc.	3,384	143,482
NetBank, Inc.	18,817	233,331
New Century Financial Corp.	11,069	542,381
New York Community Bancorp, Inc.	83,994	2,949,869
NewMil Bancorp, Inc.	3,195	90,962
Northwest Bancorp, Inc.	14,499	367,405
OceanFirst Financial Corp.	4,849	122,437
Ocwen Financial Corp. (a)	23,396	233,024
Pamrapo Bancorp, Inc.	2,874	81,478
Parkvale Financial Corp.	2,919	86,402
Partners Trust Financial Group, Inc.	4,865	172,416
Pennfed Financial Services, Inc.	3,081	108,143
People's Bank, Connecticut	19,650	883,268
Peoples Bancorp, Auburn	3,388	82,599
PFF Bancorp, Inc.	5,109	183,158
PFS Bancorp, Inc.	2,339	46,277
Pocahontas Bancorp, Inc.	2,049	34,116
Provident Bancorp, Inc., Delaware	9,121	104,892
Provident Financial Holdings, Inc.	3,631	89,976
Pulaski Financial Corp.	4,300	82,345
PVF Capital Corp.	4,664	69,120
Quaker City Bancorp, Inc.	2,484	108,151
R&G Financial Corp. Class B	8,925	279,710
Radian Group, Inc.	28,872	1,261,706
Rainier Pacific Financial Group, Inc.	3,186	51,135
Riverview Bancorp, Inc.	3,465	67,710
Saxon Capital, Inc. (a)	9,675	261,999
Seacoast Financial Services Corp.	8,464	291,077
Sound Federal Bancorp, Inc.	2,713	41,699
Sovereign Bancorp, Inc.	94,479	2,092,710
Staten Island Bancorp, Inc.	17,575	427,424
Sterling Financial Corp. (a)	5,046	183,826
TF Financial Corp.	1,778	57,785
The PMI Group, Inc.	28,849	1,142,420
Timberland Bancorp, Inc.	2,387	54,211
United Community Financial Corp., Ohio	12,208	149,670
W Holding Co., Inc.	33,733	676,009
Warwick Community Bancorp, Inc.	1,578	54,836
Washington Federal, Inc.	22,327	579,609
Waypoint Financial Corp.	10,224	257,134
Webster Financial Corp.	13,296	669,454
Westfield Financial, Inc.	4,996	121,902
Willow Grove Bancorp, Inc.	4,975	90,446
Woronoco Bancorp, Inc.	2,212	78,747
WSFS Financial Corp.	2,718	131,853
		34,386,862
TOTAL FINANCIALS		256,783,987
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 12.4%
Biotechnology - 4.0%
Aastrom Biosciences, Inc. (a)	14,596	$ 20,288
Abgenix, Inc. (a)	28,950	426,723
Aclara BioSciences, Inc. (a)	9,731	31,139
Affymetrix, Inc. (a)	19,682	668,991
Albany Molecular Research, Inc. (a)	10,983	165,843
Alexion Pharmaceuticals, Inc. (a)	7,240	165,724
Alkermes, Inc. (a)	28,880	411,540
Alliance Pharmaceutical Corp. (a)	2,080	853
Allos Therapeutics, Inc. (a)	6,613	33,330
Amylin Pharmaceuticals, Inc. (a)	29,608	678,615
AP Pharma, Inc. (a)	17,810	42,388
Aphton Corp. (a)	5,895	40,027
Applera Corp. - Celera Genomics Group (a)	23,894	346,463
Arena Pharmaceuticals, Inc. (a)	7,579	48,278
ARIAD Pharmaceuticals, Inc. (a)	11,883	125,009
ArQule, Inc. (a)	7,298	39,409
Array Biopharma, Inc. (a)	13,440	112,896
AutoImmune, Inc. (a)	16,842	30,316
Avant Immunotherapeutics, Inc. (a)	18,683	48,763
AVAX Technologies, Inc. (a)	4,900	2,009
AVI BioPharma, Inc. (a)	7,485	25,898
Avigen, Inc. (a)	5,520	38,640
Axonyx, Inc. (a)	6,392	45,191
BioCryst Pharmaceuticals, Inc. (a)	5,707	39,207
BioMarin Pharmaceutical, Inc. (a)	24,260	185,589
Biopure Corp. Class A (a)	9,667	16,724
BioSource International, Inc. (a)	3,368	25,260
BioSphere Medical, Inc. (a)	4,678	23,016
BioTime, Inc. (a)	500	920
Caliper Life Sciences, Inc. (a)	5,988	44,551
Calypte Biomedical Corp. (a)	656	400
Cel-Sci Corp. (a)	5,333	6,080
Celgene Corp. (a)	24,992	1,024,422
Cell Genesys, Inc. (a)	11,794	166,531
Cell Therapeutics, Inc. (a)	7,766	68,651
Cephalon, Inc. (a)	17,306	1,026,765
Cepheid, Inc. (a)	9,076	91,758
Charles River Laboratories International, Inc. (a)	14,868	640,216
Ciphergen Biosystems, Inc. (a)	8,010	68,886
Connetics Corp. (a)	10,908	240,303
CorAutus Genetics, Inc. (a)	2,623	17,968
Corixa Corp. (a)	17,568	106,989
Covalent Group, Inc. (a)	7,298	21,383
Cryo-Cell International, Inc. (a)	6,550	5,175
Cubist Pharmaceuticals, Inc. (a)	13,808	154,926
CuraGen Corp. (a)	15,692	103,881
Curis, Inc. (a)	10,011	49,655
CV Therapeutics, Inc. (a)	10,443	164,164
Cytogen Corp. (a)	2,683	34,423

	Shares	Value (Note 1)
CytRx Corp. (a)	8,702	$ 16,708
Dendreon Corp. (a)	12,960	178,330
Digene Corp. (a)	5,205	197,790
Diversa Corp. (a)	14,786	145,346
DOV Pharmaceutical, Inc. (a)	3,823	50,808
DUSA Pharmaceuticals, Inc. (a)	9,863	118,257
Dyax Corp. (a)	9,263	120,419
Embrex, Inc. (a)	1,225	13,475
Enchira Biotechnology Corp. (a)	4,100	4
Encysive Pharmaceuticals, Inc. (a)	20,520	198,634
EntreMed, Inc. (a)	6,269	23,822
Enzo Biochem, Inc. (a)	9,290	166,198
Enzon Pharmaceuticals, Inc. (a)	13,458	229,863
Epimmune, Inc. (a)	6,362	13,297
Exact Sciences Corp. (a)	5,146	37,411
eXegenics, Inc. (a)	5,893	4,597
Exelixis, Inc. (a)	28,791	265,453
Gen-Probe, Inc. (a)	15,473	529,022
Genaera Corp. (a)	20,058	96,058
Genaissance Pharmaceuticals, Inc. (a)	14,494	57,686
Gene Logic, Inc. (a)	7,441	42,488
Genelabs Technologies, Inc. (a)	38,267	94,137
Genencor International, Inc. (a)	16,848	228,290
Genentech, Inc. (a)	68,925	7,436,318
Genome Therapeutics Corp. (a)	17,639	114,477
Genta, Inc. (a)	25,757	299,296
GenVec, Inc. (a)	10,563	41,407
Geron Corp. (a)	10,465	96,069
Gilead Sciences, Inc. (a)	63,393	3,436,535
GlycoGenesys, Inc. (a)	13,282	14,876
GTC Biotherapeutics, Inc. (a)	4,398	13,014
Harvard Bioscience, Inc. (a)	8,617	74,192
Hemispherx Biopharma, Inc. (a)	10,059	39,331
Human Genome Sciences, Inc. (a)	43,454	554,039
ICOS Corp. (a)	19,681	753,389
IDEXX Laboratories, Inc. (a)	11,228	573,414
Ilex Oncology, Inc. (a)	10,959	273,975
ImClone Systems, Inc. (a)	23,258	976,371
Immtech International, Inc. (a)	2,377	28,239
Immune Response Corp. (a)	5,029	9,555
ImmunoGen, Inc. (a)	10,199	70,781
Immunomedics, Inc. (a)	11,508	48,794
Incyte Corp. (a)	22,893	197,796
Indevus Pharmaceuticals, Inc. (a)	18,476	110,671
Insmed, Inc. (a)	10,199	34,371
Interleukin Genetics, Inc. (a)	6,973	28,589
InterMune, Inc. (a)	9,193	176,689
Introgen Therapeutics, Inc. (a)	5,863	49,953
Invitrogen Corp. (a)	15,721	1,158,638
Isis Pharmaceuticals, Inc. (a)	19,155	152,282
Kendle International, Inc. (a)	4,210	39,153
Kosan Biosciences, Inc. (a)	8,015	93,776
La Jolla Pharmaceutical Co. (a)	13,815	42,136
Lexicon Genetics, Inc. (a)	22,319	152,885
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
LifeCell Corp. (a)	6,094	$ 44,242
Ligand Pharmaceuticals, Inc. Class B (a)	26,009	400,279
Lipid Sciences, Inc. (a)	6,973	50,282
Luminex Corp. (a)	7,579	72,910
Lynx Therapeutics, Inc. (a)	1,002	6,393
Manhattan Pharmaceuticals, Inc. (a)	9,897	15,439
Martek Biosciences (a)	8,712	518,016
Matritech, Inc. (a)	9,731	16,737
Maxim Pharmaceuticals, Inc. (a)	8,042	76,479
Maxygen, Inc. (a)	12,092	120,315
Medarex, Inc. (a)	24,975	223,526
Millennium Pharmaceuticals, Inc. (a)	95,095	1,693,642
Myriad Genetics, Inc. (a)	7,069	115,932
Nabi Biopharmaceuticals (a)	17,931	252,648
Nanogen, Inc. (a)	8,684	73,727
NaPro BioTherapeutics, Inc. (a)	6,737	18,527
Neogen Corp. (a)	2,838	61,045
Neopharm, Inc. (a)	8,402	176,610
NeoRX Corp. (a)	5,171	23,166
Neose Technologies, Inc. (a)	9,641	97,278
Neurobiological Technologies (a)	4,585	26,455
Neurocrine Biosciences, Inc. (a)	11,235	624,666
Neurogen Corp. (a)	10,550	84,295
Northfield Laboratories, Inc. (a)	4,865	55,315
Northwest Biotherapeutics, Inc. (a)	2,800	616
Novavax, Inc. (a)	14,561	91,006
NPS Pharmaceuticals, Inc. (a)	10,974	328,891
Nuvelo, Inc. (a)	6,689	83,479
ONYX Pharmaceuticals, Inc. (a)	8,378	308,310
OraSure Technologies, Inc. (a)	16,097	141,010
Orchid BioSciences, Inc. (a)	22,370	46,977
Ortec International, Inc. (a)	20	62
OSI Pharmaceuticals, Inc. (a)	12,690	415,598
OSI Pharmaceuticals, Inc. contingent value rights 12/31/03 (a)	8,400	0
OXiGENE, Inc. (a)	3,532	33,236
Paradigm Genetics, Inc. (a)	5,801	7,889
Peregrine Pharmaceuticals, Inc. (a)	40,127	111,954
Pharmacopeia, Inc. (a)	5,988	117,485
Pharmacyclics, Inc. (a)	5,240	57,378
Pharmion Corp.	2,663	60,210
PRAECIS Pharmaceuticals, Inc. (a)	13,006	76,996
Progenics Pharmaceuticals, Inc. (a)	5,689	127,206
Protein Design Labs, Inc. (a)	31,103	746,472
Regeneron Pharmaceuticals, Inc. (a)	15,683	223,012
Repligen Corp. (a)	7,531	21,765
Rigel Pharmaceuticals, Inc. (a)	5,282	102,893
Sangamo Biosciences, Inc. (a)	5,746	32,810
Savient Pharmaceuticals, Inc. (a)	19,114	77,412
SciClone Pharmaceuticals, Inc. (a)	14,063	84,378
Seattle Genetics, Inc. (a)	7,881	77,628

	Shares	Value (Note 1)
Sequenom, Inc. (a)	10,320	$ 31,786
Seracare Life Sciences, Inc. (a)	5,802	60,051
Serologicals Corp. (a)	5,941	110,740
SIGA Technologies, Inc. (a)	5,146	11,270
Sirna Therapeutics, Inc. (a)	9,668	42,539
Sonus Pharmaceuticals, Inc. (a)	4,772	36,124
Spectrum Pharmaceuticals, Inc. (a)	284	2,513
StemCells, Inc. (a)	15,000	29,250
Strategic Diagnostics, Inc. (a)	3,743	15,421
Tanox, Inc. (a)	12,496	206,434
Targeted Genetics Corp. (a)	17,490	40,927
Techne Corp. (a)	13,799	558,722
Telik, Inc. (a)	12,177	286,403
Third Wave Technologies, Inc. (a)	10,841	52,037
Titan Pharmaceuticals, Inc. (a)	11,415	44,404
Transgenomic, Inc. (a)	4,398	11,303
Transkaryotic Therapies, Inc. (a)	10,696	129,101
Trimeris, Inc. (a)	6,241	107,782
Tularik, Inc. (a)	21,813	401,359
Unigene Laboratories, Inc. (a)	10,479	8,383
United Therapeutics Corp. (a)	8,243	173,433
V.I. Technologies, Inc. (a)	13,842	21,164
Valentis, Inc. (a)	148	1,049
VaxGen, Inc. (a)	7,092	73,189
Vertex Pharmaceuticals, Inc. (a)	27,097	305,654
Vical, Inc. (a)	4,304	30,644
Vicuron Pharmaceuticals, Inc. (a)	18,901	443,795
Vion Pharmaceuticals, Inc. (a)	8,327	29,145
Viragen, Inc. (a)	20,584	4,940
ViroLogic, Inc. (a)	11,976	39,760
ViroPharma, Inc. (a)	9,450	29,673
XOMA Ltd. (a)	31,255	187,530
Zymogenetics, Inc. (a)	19,085	317,002
		39,861,404
Health Care Equipment & Supplies - 2.8%
1-800 CONTACTS, Inc. (a)	3,181	62,825
Abaxis, Inc. (a)	6,763	128,632
Abiomed, Inc. (a)	7,205	49,787
Advanced Magnetics, Inc. (a)	1,558	16,047
Advanced Medical Optics, Inc. (a)	9,639	221,697
Advanced Neuromodulation Systems, Inc. (a)	5,789	248,348
AeroGen, Inc. (a)	1,834	6,144
Aksys Ltd. (a)	7,205	57,568
ALARIS Medical, Inc. (a)	23,713	507,458
Align Technology, Inc. (a)	19,490	384,538
American Medical Systems Holdings, Inc. (a)	9,991	281,247
Analogic Corp.	4,867	202,905
Angeion Corp. (a)	2	5
Anika Therapeutics, Inc. (a)	1,029	9,467
Apogent Technologies, Inc. (a)	27,927	787,541
Applied Imaging Corp. (a)	7,392	13,453
Aradigm Corp. (a)	18,327	43,802
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Arrow International, Inc.	13,798	$ 371,580
Arthrocare Corp. (a)	7,253	172,984
Aspect Medical Systems, Inc. (a)	7,501	130,517
ATS Medical, Inc. (a)	6,269	37,363
Avitar, Inc. (a)	2,400	576
Beckman Coulter, Inc.	19,053	1,001,807
Bio-Rad Laboratories, Inc. Class A (a)	8,390	437,119
BioLase Technology, Inc. (a)	9,270	171,773
Biosite, Inc. (a)	4,275	130,730
BioVeris Corp. (a)	7,558	97,876
Boston Biomedica, Inc. (a)	4,865	13,184
Bruker BioSciences Corp. (a)	29,315	166,802
Cambridge Heart, Inc. (a)	1,200	1,356
Candela Corp. (a)	3,241	72,858
Cantel Medical Corp. (a)	4,109	69,812
Cardiac Science, Inc. (a)	21,052	91,576
Cardima, Inc. (a)	12,725	13,870
Cardiodynamics International Corp. (a)	13,842	83,744
Cardiogenesis Corp. (a)	2,780	3,058
Cardiotech International, Inc. (a)	3,688	20,653
Cerus Corp. (a)	5,687	22,066
Cholestech Corp. (a)	3,743	31,404
Chromavision Medical Systems, Inc. (a)	8,140	19,943
Closure Medical Corp. (a)	4,341	146,075
CNS., Inc.	5,283	68,468
Compex Technologies, Inc. (a)	2,466	23,205
Computerized Thermal Imaging, Inc. (a)	41,465	11,196
Conceptus, Inc. (a)	4,678	43,412
CONMED Corp. (a)	9,724	280,537
Cooper Companies, Inc.	9,555	452,047
CTI Molecular Imaging, Inc. (a)	13,668	232,356
Curon Medical, Inc. (a)	10,105	29,709
Cyberonics, Inc. (a)	6,881	168,034
Cygnus, Inc. (a)	9,600	4,704
Cytyc Corp. (a)	36,077	594,549
Dade Behring Holdings, Inc. (a)	11,597	473,737
Datascope Corp.	5,092	172,161
DENTSPLY International, Inc.	24,620	1,078,602
Diagnostic Products Corp.	8,607	415,202
Diametrics Medical, Inc. (a)	4,600	1,886
DJ Orthopedics, Inc. (a)	4,515	99,330
E-Z-EM, Inc.	3,324	60,430
Edwards Lifesciences Corp. (a)	18,183	585,493
Encore Medical Corp. (a)	13,697	114,781
Endocardial Solutions, Inc. (a)	6,362	67,055
Endologix, Inc. (a)	10,666	64,316
Enpath Medical, Inc. (a)	3,275	44,704
EP Medsystems, Inc. (a)	14,220	44,224
Epix Medical, Inc. (a)	7,054	148,628
Exactech, Inc. (a)	2,414	41,642
Fisher Scientific International, Inc. (a)	19,512	1,039,014

	Shares	Value (Note 1)
Fonar Corp. (a)	19,649	$ 28,295
Haemonetics Corp. (a)	8,171	236,877
HealthTronics Surgical Services, Inc. (a)	4,398	28,323
Hillenbrand Industries, Inc.	19,053	1,258,451
Hologic, Inc. (a)	5,427	108,540
Hycor Biomedical, Inc. (a)	3,175	15,462
I-Flow Corp. (a)	4,616	81,242
ICU Medical, Inc. (a)	4,770	159,795
Illumina, Inc. (a)	9,593	65,136
Immucor, Inc. (a)	4,631	93,454
Implant Sciences Corp. (a)	468	5,494
INAMED Corp. (a)	10,868	520,577
Integra LifeSciences Holdings Corp. (a)	7,912	250,890
Integrated Surgial Systems, Inc. (a)	3,500	245
Interpore International, Inc. (a)	4,598	50,900
Intuitive Surgical, Inc. (a)	9,631	172,491
Invacare Corp.	9,570	427,588
Inverness Medical Innovations, Inc. (a)	5,624	123,728
Iridex Corp. (a)	100	700
IVAX Diagnostics, Inc. (a)	7,111	48,710
Kensey Nash Corp. (a)	3,462	90,601
Kinetic Concepts, Inc.	300	12,105
Kyphon, Inc. (a)	13,217	333,729
Laserscope, Inc. (a)	6,517	155,756
Lifecore Biomedical, Inc. (a)	1,591	12,728
Matrixx Initiatives, Inc. (a)	3,745	36,892
Matthews International Corp. Class A	10,072	313,944
Med-Design Corp. (a)	3,555	14,220
Medical Action Industries, Inc. (a)	2,970	53,638
MedSource Technologies, Inc. (a)	5,083	30,955
Medwave, Inc. (a)	2,979	17,811
Mentor Corp.	15,217	434,750
Meridian Bioscience, Inc.	4,477	48,352
Merit Medical Systems, Inc. (a)	8,824	182,922
Mesa Laboratories, Inc.	4,207	38,069
Micro Therapeutics, Inc. (a)	8,566	33,236
Microtek Medical Holdings, Inc. (a)	12,551	66,144
Mine Safety Appliances Co.	11,649	272,820
Molecular Devices Corp. (a)	3,808	71,210
National Dentex Corp. (a)	1,672	45,111
Natus Medical, Inc. (a)	3,448	14,654
Nektar Therapeutics (a)	19,190	365,570
North American Scientific, Inc. (a)	3,930	39,300
Novoste Corp. (a)	5,146	25,524
Nutraceutical International Corp. (a)	4,825	80,819
Ocular Sciences, Inc. (a)	7,431	212,229
Optical Sensors, Inc. (a)	16	67
Orthologic Corp. (a)	7,316	61,089
Orthovita, Inc. (a)	20,662	73,143
Osteotech, Inc. (a)	4,011	26,673
Palomar Medical Technologies, Inc. (a)	5,194	81,234
Paradigm Medical Industries, Inc. (a)	3,600	558
PharmaNetics, Inc. (a)	5,693	11,841
Physiometrix, Inc. (a)	2,994	6,647
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
PolyMedica Corp.	7,599	$ 193,091
Possis Medical, Inc. (a)	4,528	116,777
Precision Optics Corp., Inc. (a)	850	2,465
Quidel Corp. (a)	10,586	109,036
Quinton Cardiology Systems, Inc. (a)	1,955	19,550
Regeneration Technologies, Inc. (a)	6,737	74,242
ResMed, Inc. (a)	10,787	507,636
Respironics, Inc. (a)	10,644	556,788
Retractable Technologies, Inc. (a)	5,601	35,286
Rita Medical Systems, Inc. (a)	5,240	23,580
Sola International, Inc. (a)	8,886	207,844
Somanetics Corp. (a)	6,762	60,926
Sonic Innovations, Inc. (a)	6,362	64,956
SonoSight, Inc. (a)	3,462	77,930
Spectrx, Inc. (a)	10,741	22,556
Staar Surgical Co. (a)	8,437	65,640
Steris Corp. (a)	21,201	534,053
SurModics, Inc. (a)	4,117	86,498
Sybron Dental Specialties, Inc. (a)	12,290	349,159
Symphonix Devices, Inc. (a)	12,000	480
Synovis Life Technologies, Inc. (a)	4,155	60,705
The Spectranetics Corp. (a)	4,398	24,849
Theragenics Corp. (a)	8,161	44,967
Therasense, Inc. (a)	11,985	321,318
Thoratec Corp. (a)	16,507	214,591
Trimedyne, Inc. (a)	8,608	10,157
TriPath Imaging, Inc. (a)	13,366	116,953
Urologix, Inc. (a)	5,053	39,919
Utah Medical Products, Inc. (a)	3,222	79,583
Varian Medical Systems, Inc. (a)	21,321	1,785,421
Vasomedical, Inc. (a)	19,274	29,296
Ventana Medical Systems, Inc. (a)	5,137	213,083
Viasys Healthcare, Inc. (a)	10,197	223,314
Vision Sciences, Inc. (a)	8,293	28,113
VISX, Inc. (a)	15,350	280,138
Vital Signs, Inc.	3,275	105,881
West Pharmaceutical Services, Inc.	5,618	207,192
Wilson Greatbatch Technologies, Inc. (a)	6,370	230,785
Wright Medical Group, Inc. (a)	10,752	351,590
Young Innovations, Inc.	3,599	134,207
Zoll Medical Corp. (a)	2,246	82,585
		27,323,991
Health Care Providers & Services - 3.9%
A.D.A.M., Inc. (a)	2,620	4,847
Accredo Health, Inc. (a)	16,095	574,431
AdvancePCS Class A (a)	28,525	1,968,225
Advisory Board Co. (a)	5,241	189,043
Air Methods Corp. (a)	2,008	18,032
Alderwoods Group, Inc. (a)	16,433	152,498
Alliance Imaging, Inc. (a)	12,948	49,591
Allied Healthcare International, Inc. (a)	9,152	84,198

	Shares	Value (Note 1)
Amedisys, Inc. (a)	4,398	$ 79,560
America Service Group, Inc. (a)	3,056	98,434
American Dental Partners, Inc. (a)	1,695	26,408
American Healthways, Inc. (a)	9,134	257,761
American Retirement Corp. (a)	14,758	72,314
AMERIGROUP Corp. (a)	6,590	279,548
AMN Healthcare Services, Inc. (a)	7,568	137,889
AmSurg Corp. (a)	6,669	230,281
Andrx Corp. (a)	23,940	717,242
Apria Healthcare Group, Inc. (a)	15,853	495,565
Beverly Enterprises, Inc. (a)	35,195	281,560
Bio-Imaging Technologies, Inc. (a)	2,110	14,491
Bioanalytical Systems, Inc. (a)	4,772	21,760
BriteSmile, Inc. (a)	1,435	18,167
Capital Senior Living Corp. (a)	8,498	59,486
Caremark Rx, Inc. (a)	83,301	2,687,290
Carriage Services, Inc. (a)	9,225	45,203
Centene Corp. (a)	6,556	198,385
Cerner Corp. (a)	11,425	512,069
Claimsnet.com, Inc. (a)	2,700	945
Community Health Systems, Inc. (a)	30,865	865,763
Comprehensive Care Corp. (a)	300	495
Computer Programs & Systems, Inc.	2,058	37,126
Corvel Corp. (a)	3,080	112,636
Covance, Inc. (a)	19,491	584,730
Coventry Health Care, Inc. (a)	27,202	1,185,191
Cross Country Healthcare, Inc. (a)	12,122	209,226
Cryolife, Inc. (a)	5,006	32,038
Curative Health Services, Inc. (a)	3,649	44,116
D & K Healthcare Resources, Inc.	3,743	36,681
DaVita, Inc. (a)	19,915	906,332
Dendrite International, Inc. (a)	13,369	220,990
Digital Angel Corp. (a)	7,990	28,125
Dynacq Healthcare, Inc. (a)	4,023	23,816
Eclipsys Corp. (a)	13,143	183,739
Emeritus Corp. (a)	1,897	16,295
eResearchTechnology, Inc. (a)	11,180	346,133
First Health Group Corp. (a)	29,434	623,412
Five Star Quality Care, Inc. (a)	407	2,222
Genesis HealthCare Corp. (a)	6,003	163,582
Gentiva Health Services, Inc. (a)	6,672	91,273
Hanger Orthopedic Group, Inc. (a)	6,855	111,051
Health Grades, Inc. (a)	100	86
Health Net, Inc. (a)	34,982	965,503
HealthAxis, Inc. (a)	190	817
HealthExtras, Inc. (a)	10,723	117,846
HealthGate Data Corp. (a)	1,733	1,040
HealthStream, Inc. (a)	6,041	16,311
HearUSA, Inc. (a)	11,117	29,905
Henry Schein, Inc. (a)	13,482	963,963
HMS Holdings Corp. (a)	6,175	36,741
Hooper Holmes, Inc.	23,892	149,803
IDX Systems Corp. (a)	8,913	309,994
IMPAC Medical Systems, Inc. (a)	2,475	61,652
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Inveresk Research Group, Inc. (a)	10,771	$ 292,433
Kindred Healthcare, Inc. (a)	5,279	310,775
LabOne, Inc. (a)	5,221	164,200
Laboratory Corp. of America Holdings (a)	44,432	1,741,290
LCA-Vision, Inc. (a)	3,096	61,118
Lifeline Systems, Inc. (a)	6,086	106,140
LifePoint Hospitals, Inc. (a)	11,183	374,631
Lincare Holdings, Inc. (a)	30,953	1,001,020
Magellan Health Services, Inc. (a)	10,600	286,200
Matria Healthcare, Inc. (a)	3,041	89,862
Medcath Corp. (a)	4,959	73,696
Medical Staffing Network Holdings, Inc. (a)	8,863	80,831
MIM Corp.	6,082	48,778
Molina Healthcare, Inc.	1,351	42,827
National Healthcare Corp. (a)	2,674	63,374
National Medical Health Card Systems (a)	2,994	75,389
NDCHealth Corp.	10,074	291,139
NovaMed Eyecare, Inc. (a)	4,865	18,974
NWH, Inc.	2,958	57,977
Odyssey Healthcare, Inc. (a)	12,356	268,125
Omnicare, Inc.	32,047	1,476,085
Omnicell, Inc. (a)	6,445	131,349
Option Care, Inc. (a)	6,199	81,083
Orthodontic Centers of America, Inc. (a)	15,187	113,751
Owens & Minor, Inc.	12,724	315,173
Oxford Health Plans, Inc.	24,511	1,175,548
PacifiCare Health Systems, Inc. (a)	25,608	914,206
PAREXEL International Corp. (a)	6,550	114,298
Patterson Dental Co. (a)	21,391	1,449,668
PDI, Inc. (a)	3,836	95,900
Pediatrix Medical Group, Inc. (a)	7,422	462,020
Per-Se Technologies, Inc. (a)	9,845	149,841
Pharmaceutical Product Development, Inc. (a)	18,629	549,183
Planvista Corp. (a)	2,200	3,740
Precis, Inc. (a)	3,930	15,720
Prime Medical Services, Inc. (a)	7,111	38,328
Priority Healthcare Corp. Class B (a)	12,759	281,974
Province Healthcare Co. (a)	13,854	223,049
ProxyMed, Inc. (a)	3,078	57,805
PSS World Medical, Inc. (a)	21,051	255,770
Psychemedics Corp.	3,872	44,102
Psychiatric Solutions, Inc. (a)	4,597	101,961
QMed, Inc. (a)	4,585	44,566
Radiologix, Inc. (a)	6,550	25,414
RehabCare Group, Inc. (a)	4,398	97,856
Renal Care Group, Inc. (a)	14,817	691,361
ResCare, Inc. (a)	4,926	48,275
Rural/Metro Corp. (a)	8,327	16,654

	Shares	Value (Note 1)
Select Medical Corp.	31,636	$ 505,227
Service Corp. International (SCI) (a)	97,550	660,414
SFBC International, Inc. (a)	2,334	69,880
Sierra Health Services, Inc. (a)	8,912	297,928
Specialty Laboratories, Inc. (a)	6,269	74,852
SRI/Surgical Express, Inc. (a)	2,620	16,768
Stewart Enterprises, Inc. Class A (a)	38,251	230,654
Sunrise Senior Living, Inc. (a)	6,660	234,166
Triad Hospitals, Inc. (a)	23,754	838,279
Tripos, Inc. (a)	2,058	12,430
TriZetto Group, Inc. (a)	16,704	115,926
Trover Solutions, Inc. (a)	5,511	38,081
U.S. Oncology, Inc. (a)	29,201	363,552
U.S. Physical Therapy, Inc. (a)	4,585	61,210
United Surgical Partners International, Inc. (a)	8,558	312,110
Universal Health Services, Inc. Class B	17,943	967,666
VCA Antech, Inc. (a)	13,230	419,391
Ventiv Health, Inc. (a)	6,143	69,416
VistaCare, Inc. Class A (a)	5,318	149,276
VitalWorks, Inc. (a)	9,824	39,591
WebMD Corp. (a)	95,010	813,286
WellChoice, Inc. (a)	5,644	208,489
Women First Healthcare, Inc. (a)	5,427	7,272
		38,683,179
Pharmaceuticals - 1.7%
aaiPharma, Inc. (a)	9,050	138,465
Able Laboratories, Inc. (a)	5,582	103,323
Acusphere, Inc.	1,403	12,066
Adolor Corp. (a)	10,816	167,972
Advancis Pharmaceutical Corp.	4,491	38,757
Alpharma, Inc. Class A	15,078	323,574
Alteon, Inc. (a)	9,772	20,423
American Pharmaceutical Partners, Inc. (a)	4,788	170,932
Antigenics, Inc. (a)	11,556	116,831
Argonaut Technologies, Inc. (a)	2,100	3,255
Atherogenics, Inc. (a)	14,016	269,107
Atrix Laboratories, Inc. (a)	6,404	173,292
AVANIR Pharmaceuticals Class A (a)	20,071	35,927
Barr Pharmaceuticals, Inc. (a)	21,128	1,635,518
Bentley Pharmaceuticals, Inc. (a)	7,642	86,507
Bone Care International, Inc. (a)	4,338	74,353
Boston Life Sciences, Inc. (a)	6,830	8,811
Bradley Pharmaceuticals, Inc. (a)	5,396	132,742
Cellegy Pharmaceuticals, Inc. (a)	10,121	52,933
CIMA Labs, Inc. (a)	5,231	171,420
Collagenex Pharmaceuticals, Inc. (a)	4,585	50,802
Columbia Laboratories, Inc. (a)	12,667	74,862
Cortex Pharmaceuticals, Inc. (a)	7,017	21,191
Cypress Bioscience, Inc. (a)	8,613	108,954
DepoMed, Inc. (a)	14,582	101,345
Discovery Laboratories, Inc. (a)	12,513	150,156
Discovery Partners International, Inc. (a)	7,205	45,456
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Durect Corp. (a)	14,242	$ 35,747
Emisphere Technologies, Inc. (a)	4,678	35,272
Endo Pharmaceuticals Holdings, Inc. (a)	40,422	981,042
Eon Labs, Inc. (a)	13,362	773,660
Ergo Science Corp. (a)	3,743	8,871
First Horizon Pharmaceutical Corp. (a)	12,197	227,718
Guilford Pharmaceuticals, Inc. (a)	8,608	66,109
Heska Corp. (a)	20,430	61,290
Hi-Tech Pharmacal Co., Inc. (a)	1,747	41,072
Hollis-Eden Pharmaceutcals, Inc. (a)	6,761	88,569
Impax Laboratories, Inc. (a)	17,973	389,115
InKine Pharmaceutical, Inc. (a)	14,194	82,325
Inspire Pharmaceuticals, Inc. (a)	8,058	110,475
Interpharm Holdings, Inc. (a)	2,260	11,549
IntraBiotics Pharmaceuticals, Inc. (a)	982	17,676
Ista Pharmaceuticals, Inc. (a)	7,132	74,815
IVAX Corp. (a)	62,222	1,385,062
Kos Pharmaceuticals, Inc. (a)	8,915	392,349
KV Pharmaceutical Co. Class A (a)	16,099	419,540
MacroChem Corp. (a)	8,982	14,371
Medicines Co. (a)	16,259	441,594
Medicis Pharmaceutical Corp. Class A	17,124	674,172
MGI Pharma, Inc. (a)	10,372	509,473
Miravant Medical Technologies (a)	5,240	18,026
Mylan Laboratories, Inc.	83,466	1,961,451
Nastech Pharmaceutical Co., Inc. (a)	2,297	25,956
Noven Pharmaceuticals, Inc. (a)	5,520	128,506
Nutrition 21, Inc. (a)	16,280	13,024
Orphan Medical, Inc. (a)	2,152	25,587
Oxis International, Inc. (a)	5,100	3,060
Pain Therapeutics, Inc. (a)	12,891	89,979
Palatin Technologies, Inc. (a)	9,806	37,263
Penwest Pharmaceuticals Co. (a)	6,245	104,229
Perrigo Co.	21,820	426,363
Pharmaceutical Resources, Inc. (a)	10,357	646,173
Pharmos Corp. (a)	20,178	88,985
Pozen, Inc. (a)	8,367	113,289
Pure World, Inc. (a)	3,032	7,186
Salix Pharmaceuticals Ltd. (a)	6,082	161,842
Sepracor, Inc. (a)	26,737	759,866
SuperGen, Inc. (a)	10,474	81,697
Valeant Pharmaceuticals International	25,909	568,184
Vivus, Inc. (a)	7,394	47,543
Zila, Inc. (a)	11,602	50,469
		16,489,518
TOTAL HEALTH CARE		122,358,092
INDUSTRIALS - 9.3%
Aerospace & Defense - 0.9%
AAR Corp. (a)	11,465	148,128

	Shares	Value (Note 1)
Alliant Techsystems, Inc. (a)	11,203	$ 639,691
Applied Signal Technology, Inc.	2,593	69,026
Armor Holdings, Inc. (a)	8,569	251,586
Astronics Corp. (a)	3,368	16,672
Aviall, Inc. (a)	10,534	162,013
BE Aerospace, Inc. (a)	9,450	61,803
CPI Aerostructures, Inc. (a)	1,677	16,267
Cubic Corp.	9,321	237,592
Curtiss-Wright Corp.	6,941	333,307
DRS Technologies, Inc. (a)	7,993	241,069
Ducommun, Inc. (a)	2,048	45,978
EDO Corp.	5,094	128,980
Engineered Support Systems, Inc.	7,798	407,056
Esterline Technologies Corp. (a)	7,315	203,357
Fairchild Corp. Class A (a)	9,497	49,764
Firearms Training Systems, Inc. Class A (a)	32,643	22,524
GenCorp, Inc.	16,945	191,140
Hawk Corp. Class A (a)	3,526	16,607
Heico Corp.	1,896	31,189
Heico Corp. Class A	7,372	96,573
Herley Industries, Inc. (a)	3,077	64,648
Hexcel Corp. (a)	9,961	75,206
Innovative Solutions & Support, Inc. (a)	5,801	79,880
Invision Technologies, Inc. (a)	5,915	207,380
Irvine Sensors Corp. (a)	390	1,502
Kaman Corp. Class A	5,269	74,293
KVH Industries, Inc. (a)	2,861	46,463
L-3 Communications Holdings, Inc.	30,232	1,618,017
Ladish Co., Inc.	2,592	21,203
Mercury Air Group, Inc. (a)	4,372	26,232
Mercury Computer Systems, Inc. (a)	8,257	241,765
Moog, Inc. Class A (a)	8,779	315,429
Mooney Aerospace Group Ltd. Class A (a)	600	9
MTC Technologies, Inc. (a)	3,181	85,537
Orbital Sciences Corp. (a)	16,833	212,432
Pacific Aerospace & Electronics, Inc. (a)	112	19
Pemco Aviation Group, Inc. (a)	664	23,253
Precision Castparts Corp.	18,937	855,006
Sequa Corp. Class A (a)	3,323	172,995
SI International, Inc. (a)	1,656	37,326
Teledyne Technologies, Inc. (a)	11,575	234,510
The Allied Defense Group, Inc. (a)	1,497	27,979
Transtechnology Corp. (a)	2,045	16,237
Triumph Group, Inc. (a)	5,792	193,742
United Defense Industries, Inc. (a)	15,671	480,316
United Industrial Corp.	4,210	73,380
		8,555,081
Air Freight & Logistics - 0.4%
AirNet Systems, Inc. (a)	400	1,668
C.H. Robinson Worldwide, Inc.	26,273	1,040,674
CNF, Inc.	14,714	489,241
EGL, Inc. (a)	15,109	241,593
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc.	32,396	$ 1,248,542
Forward Air Corp. (a)	7,370	233,039
Hub Group, Inc. Class A (a)	2,977	84,636
J.B. Hunt Transport Services, Inc. (a)	25,531	699,549
Pacer International, Inc. (a)	11,108	238,600
Park-Ohio Holdings Corp. (a)	2,246	20,708
Velocity Express Corp. (a)	480	322
		4,298,572
Airlines - 0.4%
AirTran Holdings, Inc. (a)	26,170	323,985
Alaska Air Group, Inc. (a)	7,912	203,655
America West Holding Corp. Class B (a)	9,440	103,179
AMR Corp. (a)	49,886	758,267
ATA Holdings Corp. (a)	2,191	19,084
Atlantic Coast Airlines Holdings, Inc. (a)	12,753	92,969
Continental Airlines, Inc. Class B (a)	22,512	329,801
ExpressJet Holdings, Inc. Class A (a)	15,449	212,115
Frontier Airlines, Inc. (a)	9,162	92,994
JetBlue Airways Corp. (a)	30,579	727,780
MAIR Holdings, Inc. (a)	10,106	98,028
Mesa Air Group, Inc. (a)	8,047	72,343
Midwest Express Holdings, Inc. (a)	2,199	9,126
Northwest Airlines Corp. (a)	30,502	330,642
Pinnacle Airlines Corp.	9,213	134,326
SkyWest, Inc.	20,490	396,482
UAL Corp. (a)	30,750	87,330
World Airways, Inc. (a)	5,000	20,250
		4,012,356
Building Products - 0.3%
Aaon, Inc. (a)	3,343	66,927
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	15,228
American Woodmark Corp.	3,035	193,026
Apogee Enterprises, Inc.	10,123	127,651
Armstrong Holdings, Inc. (a)	17,029	19,924
ElkCorp	6,880	186,448
Griffon Corp. (a)	9,139	205,445
Humitech, Inc.	750	0
Insteel Industries, Inc. (a)	400	400
International Aluminum Corp.	2,821	95,350
Jacuzzi Brands, Inc. (a)	24,670	221,783
Lennox International, Inc.	17,715	329,676
NCI Building Systems, Inc. (a)	6,049	146,749
North American Technologies Group, Inc. (a)	15,190	14,734
Owens Corning (a)	25,785	13,924
PW Eagle, Inc. (a)	4,678	19,414
Quixote Corp.	2,744	58,941
Simpson Manufacturing Co. Ltd.	7,657	361,487
Trex Co., Inc. (a)	5,040	177,055

	Shares	Value (Note 1)
U.S. Plastic Lumber Co. (a)	6,200	$ 1,240
Universal Forest Products, Inc.	5,937	187,075
US Home Systems, Inc. (a)	1,441	14,986
USG Corp. (a)	12,385	214,508
Water Pik Technologies, Inc. (a)	4,117	55,580
York International Corp.	12,934	482,826
		3,210,377
Commercial Services & Supplies - 3.2%
A.T. Cross Co. Class A (a)	7,939	53,429
ABM Industries, Inc.	16,671	301,078
Accessity Corp. (a)	780	1,466
Administaff, Inc. (a)	7,392	111,250
Ambassadors International, Inc.	3,352	42,906
American Ecology Corp. (a)	7,611	54,647
Amrep Corp.	1,187	18,493
Angelica Corp.	3,181	75,231
Aramark Corp. Class B	31,119	854,217
Arbitron, Inc. (a)	9,668	402,382
Banta Corp.	7,620	338,023
Bowne & Co., Inc.	13,169	213,338
Brady Corp. Class A	7,768	301,398
Bright Horizons Family Solutions, Inc. (a)	3,462	160,014
Career Education Corp. (a)	31,748	1,587,083
Casella Waste Systems, Inc. Class A (a)	6,013	78,349
Cash Technologies, Inc. (a)	2,900	2,900
CDI Corp.	6,472	186,394
Central Parking Corp.	12,239	234,499
Century Business Services, Inc. (a)	22,865	101,063
Charles River Associates, Inc. (a)	3,927	136,738
Childtime Learning Centers, Inc. (a)	8,383	18,191
ChoicePoint, Inc. (a)	28,064	1,056,890
Clean Harbors, Inc. (a)	3,368	27,416
Coinstar, Inc. (a)	5,361	96,873
Collectors Universe, Inc. (a)	1,240	11,086
Conolog Corp. (a)	170	139
Consolidated Graphics, Inc. (a)	3,743	139,464
Copart, Inc. (a)	26,285	516,237
Corinthian Colleges, Inc. (a)	13,451	809,078
Cornell Companies, Inc. (a)	2,994	36,766
Corporate Executive Board Co.	12,575	627,115
Corrections Corp. of America (a)	10,941	367,289
CoStar Group, Inc. (a)	4,975	194,174
CPI Corp.	3,642	80,160
Darling International, Inc. (a)	19,466	52,169
DeVry, Inc. (a)	21,798	647,837
DiamondCluster International, Inc. Class A (a)	8,655	80,751
Dun & Bradstreet Corp. (a)	22,327	1,188,243
Duratek, Inc. (a)	4,440	66,378
Education Management Corp. (a)	22,171	709,694
Electro Rent Corp.	5,676	51,254
Electronic Clearing House, Inc. (a)	3,439	32,223
Ennis Business Forms, Inc.	5,906	99,398
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
EVCI Career Colleges, Inc. (a)	1,029	$ 9,910
Excelligence Learning Corp. (a)	3,829	22,208
Exponent, Inc. (a)	1,123	24,907
Exult, Inc. (a)	32,104	215,418
Falcon Products, Inc. (a)	1,123	4,829
First Consulting Group, Inc. (a)	8,047	53,352
Food Technology Service, Inc. (a)	24,286	44,686
Franklin Covey Co. (a)	2,994	8,084
FTI Consulting, Inc. (a)	12,130	199,175
G&K Services, Inc. Class A	7,225	262,557
General Binding Corp. (a)	4,987	83,732
Gevity HR, Inc.	6,011	136,570
GP Strategies Corp. (a)	6,690	49,305
Greg Manning Auctions, Inc. (a)	6,474	74,710
Gundle/SLT Environmental, Inc. (a)	2,246	41,147
Hall Kinion & Associates, Inc. (a)	5,333	28,638
Healthcare Services Group	5,535	126,087
Heidrick & Struggles International, Inc. (a)	4,959	105,329
Herman Miller, Inc.	22,114	620,077
HON Industries, Inc.	17,109	646,207
Hudson Highland Group, Inc. (a)	2,116	47,864
ICT Group, Inc. (a)	2,304	26,957
IKON Office Solutions, Inc.	44,234	519,750
ImageMax, Inc. (a)	700	21
Imagistics International, Inc. (a)	5,743	258,148
Innotrac Corp. (a)	3,181	37,122
Insurance Auto Auctions, Inc. (a)	3,555	49,379
Integrated Alarm Services Group, Inc.	5,801	52,267
Ionics, Inc. (a)	5,990	166,522
ITT Educational Services, Inc. (a)	13,607	516,658
John H. Harland Co.	8,986	271,108
Kaiser Ventures LLC Class A (a)	100	150
Kelly Services, Inc. Class A (non-vtg.)	11,483	340,701
Kforce, Inc. (a)	12,229	121,679
Korn/Ferry International (a)	15,599	193,584
Kroll, Inc. (a)	12,468	292,499
Labor Ready, Inc. (a)	13,087	163,588
Layne Christensen Co. (a)	2,058	28,709
Learning Tree International, Inc. (a)	4,772	81,315
LECG Corp.	2,701	52,859
Mac-Gray Corp. (a)	3,487	22,666
Mace Security International, Inc. (a)	400	800
Mail-Well, Inc. (a)	12,177	50,778
Manpower, Inc.	26,866	1,202,254
McGrath RentCorp.	3,181	96,957
Medialink Worldwide, Inc. (a)	9,153	32,402
MemberWorks, Inc. (a)	2,677	91,205
Mobile Mini, Inc. (a)	4,117	76,494
Multi-Color Corp. (a)	954	16,695
Nashua Corp. (a)	4,665	39,932

	Shares	Value (Note 1)
National Research Corp. (a)	1,185	$ 19,730
Navigant Consulting, Inc. (a)	12,695	247,299
NCO Group, Inc. (a)	8,650	190,906
New England Business Service, Inc.	3,438	107,609
New Horizons Worldwide, Inc. (a)	1,029	7,325
Nobel Learning Communities, Inc. (a)	2,715	19,059
On Assignment, Inc. (a)	7,298	41,526
PerfectData Corp. (a)	2,400	1,560
Perma-Fix Environmental Services, Inc. (a)	8,161	25,707
PICO Holdings, Inc. (a)	3,619	59,822
Portfolio Recovery Associates, Inc. (a)	5,343	131,972
Pre-Paid Legal Services, Inc. (a)	4,326	102,656
PRG-Schultz International, Inc. (a)	14,120	61,563
Princeton Review, Inc. (a)	7,132	60,907
ProsoftTraining (a)	3,300	1,980
Protection One, Inc. (a)	25,641	14,615
Providence Service Corp.	1,871	30,348
RCM Technologies, Inc. (a)	5,333	40,744
RemedyTemp, Inc. Class A (a)	2,024	26,656
Republic Services, Inc.	49,297	1,293,553
Resources Connection, Inc. (a)	7,643	246,334
RMH Teleservices, Inc. (a)	4,023	18,425
Rollins, Inc.	13,918	323,315
Roto-Rooter, Inc.	3,770	212,703
Schawk, Inc. Class A	9,540	136,517
School Specialty, Inc. (a)	5,690	193,460
ServiceMaster Co.	95,292	1,049,165
SITEL Corp. (a)	17,217	51,651
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	18,518	267,030
SOURCECORP, Inc. (a)	4,398	117,515
Spherion Corp. (a)	18,701	161,016
Spherix, Inc. (a)	5,297	34,960
Standard Register Co.	11,044	189,957
Steelcase, Inc. Class A	16,329	230,239
Stericycle, Inc. (a)	12,461	576,197
Strayer Education, Inc.	3,138	340,975
Sylvan Learning Systems, Inc. (a)	15,029	464,396
Team, Inc. (a)	1,942	22,236
TeamStaff, Inc. (a)	6,456	13,880
Teletech Holdings, Inc. (a)	22,516	174,499
Tetra Tech, Inc. (a)	16,842	358,735
The Brink's Co.	16,608	439,780
The Geo Group, Inc. (a)	4,188	90,210
Traffix, Inc.	3,088	16,147
TRC Companies, Inc. (a)	3,649	75,169
U.S. Liquids, Inc. (a)	500	15
United Rentals, Inc. (a)	25,720	451,129
United Stationers, Inc. (a)	10,318	409,728
Valassis Communications, Inc. (a)	15,942	485,434
Venture Catalyst, Inc. (a)	4,800	1,200
Venturi Partners, Inc. (a)	40	502
Viad Corp.	26,819	655,725
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Volt Information Sciences, Inc. (a)	4,078	$ 95,140
Waste Connections, Inc. (a)	7,749	291,982
Waste Industries USA, Inc.	5,309	57,603
Waterlink, Inc. (a)	13,000	52
Watson Wyatt & Co. Holdings Class A (a)	11,006	260,842
West Corp. (a)	21,184	526,211
Westaff, Inc. (a)	6,445	14,179
Willis Lease Finance Corp. (a)	2,246	18,754
Workflow Management, Inc. (a)	2,995	14,795
		31,345,053
Construction & Engineering - 0.4%
ACMAT Corp. Class A (a)	2,519	31,488
Butler Manufacturing Co.	2,818	62,954
Comfort Systems USA, Inc. (a)	8,818	57,229
DualStar Technologies Corp. (a)	5,900	2,950
Dycom Industries, Inc. (a)	15,849	410,806
EMCOR Group, Inc. (a)	5,211	195,152
ENGlobal Corp. (a)	5,236	10,734
Foster Wheeler Ltd. (a)	17,029	28,609
Granite Construction, Inc.	13,012	315,541
Guardian Technologies International (a)	560	2,016
Insituform Technologies, Inc. Class A (a)	6,643	104,627
Integrated Electrical Services, Inc. (a)	12,962	142,064
Jacobs Engineering Group, Inc. (a)	16,753	739,310
Keith Companies, Inc. (a)	3,743	52,402
MasTec, Inc. (a)	15,207	184,309
McDermott International, Inc. (a)	22,238	255,292
Michael Baker Corp. (a)	1,542	16,654
Perini Corp. (a)	8,236	113,410
Quanta Services, Inc. (a)	33,626	289,184
Shaw Group, Inc. (a)	21,830	262,833
URS Corp. (a)	9,950	304,470
Xanser Corp. (a)	6,501	15,992
		3,598,026
Electrical Equipment - 0.6%
A.O. Smith Corp.	9,105	283,166
Active Power, Inc. (a)	12,538	39,119
Acuity Brands, Inc.	12,974	316,955
American Superconductor Corp. (a)	11,273	156,469
AMETEK, Inc.	10,279	510,352
AML Communications, Inc. (a)	4,959	7,488
AMX Corp. (a)	2,339	21,285
Arotech Corp. (a)	6,082	11,677
Artesyn Technologies, Inc. (a)	10,479	114,221
AZZ, Inc. (a)	2,745	43,920
Baldor Electric Co.	11,552	268,584
Beacon Power Corp. (a)	1,934	2,534
Belden, Inc.	9,587	189,631
BMC Industries, Inc. (a)	900	207

	Shares	Value (Note 1)
BTU International, Inc. (a)	5,333	$ 26,932
C&D Technologies, Inc.	10,479	198,682
Capstone Turbine Corp. (a)	19,181	52,940
Digital Power Corp. (a)	4,959	7,439
Distributed Energy Systems Corp.	8,514	27,926
Encore Wire Corp. (a)	3,967	118,256
Energy Conversion Devices, Inc. (a)	4,959	39,424
Evergreen Solar, Inc. (a)	800	2,016
EXX, Inc. Class A (a)	3,975	13,913
Franklin Electric Co., Inc.	3,690	219,555
FuelCell Energy, Inc. (a)	16,439	216,008
General Cable Corp. (a)	8,655	61,883
Genlyte Group, Inc. (a)	4,408	248,038
Global Power Equipment Group, Inc. (a)	4,585	49,426
Hubbell, Inc. Class B	19,263	764,741
II-VI, Inc. (a)	3,482	86,667
Intermagnetics General Corp. (a)	6,413	153,399
LaBarge, Inc. (a)	3,526	20,803
Lamson & Sessions Co. (a)	7,205	37,250
LSI Industries, Inc.	4,950	62,321
M-Wave, Inc. (a)	3,800	3,762
MagneTek, Inc. (a)	6,175	40,138
Medis Technologies Ltd. (a)	10,041	161,660
Microvision, Inc. (a)	4,959	50,031
Millennium Cell, Inc. (a)	10,760	25,286
Pacific Systems Control Technology, Inc. (a)	4,600	101
Peco II, Inc. (a)	2,700	3,726
Penn Engineering & Manufacturing Corp. (non-vtg.)	4,404	77,598
Plug Power, Inc. (a)	21,030	148,472
Powell Industries, Inc. (a)	3,555	55,405
Preformed Line Products Co.	2,387	68,053
Regal-Beloit Corp.	8,646	182,431
RF Monolithics, Inc. (a)	3,462	36,386
Roper Industries, Inc.	10,899	529,146
Technology Research Corp.	3,139	34,937
Ultralife Batteries, Inc. (a)	3,836	88,228
UQM Technologies, Inc. (a)	9,558	23,035
Valence Technology, Inc. (a)	28,181	140,905
Vicor Corp. (a)	16,841	213,039
Woodward Governor Co.	3,747	227,668
		6,483,234
Industrial Conglomerates - 0.3%
Alleghany Corp.	2,209	519,314
Allete, Inc.	26,338	851,244
Carlisle Companies, Inc.	9,734	554,351
Gerber Scientific, Inc. (a)	5,960	44,104
Raven Industries, Inc.	2,984	94,414
Standex International Corp.	3,082	83,861
Teleflex, Inc.	12,343	636,529
Tredegar Corp.	13,644	194,427
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - continued
United Capital Corp.	2,068	$ 46,840
Walter Industries, Inc.	11,161	127,124
		3,152,208
Machinery - 1.8%
3D Systems Corp. (a)	4,678	48,838
A.S.V., Inc. (a)	2,582	89,802
Actuant Corp. Class A (a)	7,089	282,922
AGCO Corp. (a)	23,550	439,208
Alamo Group, Inc.	3,665	66,593
Albany International Corp. Class A	9,578	305,730
American Science & Engineering, Inc. (a)	2,526	30,691
Ampco-Pittsburgh Corp.	3,730	51,288
Astec Industries, Inc. (a)	5,339	70,902
Axsys Technologies, Inc. (a)	1,871	27,130
Badger Meter, Inc.	1,976	71,926
Baldwin Technology Co., Inc. Class A (a)	3,555	11,021
Barnes Group, Inc.	7,406	197,148
BHA Group Holdings, Inc.	2,495	67,465
Briggs & Stratton Corp.	6,587	450,221
Cascade Corp.	3,293	77,155
Catalytica Energy Systems, Inc. (a)	8,234	29,725
Ceradyne, Inc. (a)	3,107	113,406
Circor International, Inc.	3,686	82,751
CLARCOR, Inc.	7,177	309,688
Columbus McKinnon Corp. (a)	2,526	25,765
CUNO, Inc. (a)	5,674	243,188
Dionex Corp. (a)	6,444	340,888
Donaldson Co., Inc.	13,641	777,946
DT Industries, Inc. (a)	3,275	2,358
EnPro Industries, Inc. (a)	7,058	138,337
ESCO Technologies, Inc. (a)	4,018	181,614
Federal Signal Corp.	16,496	310,950
Flanders Corp. (a)	10,793	63,679
Flow International Corp. (a)	7,017	24,770
Flowserve Corp. (a)	18,164	394,704
Gardner Denver, Inc. (a)	6,091	177,248
Gehl Co. (a)	2,789	41,835
Gorman-Rupp Co.	2,409	59,454
Graco, Inc.	13,455	571,299
Greenbrier Companies, Inc. (a)	4,808	82,024
Hardinge, Inc.	3,618	43,886
Harsco Corp.	12,296	558,607
Hirsch International Corp. Class A	2,100	3,570
IDEX Corp.	10,243	436,352
JLG Industries, Inc.	12,324	165,388
Joy Global, Inc.	16,442	453,635
Kadant, Inc. (a)	3,348	69,471
Kaydon Corp.	9,971	270,713
Kennametal, Inc.	11,219	487,017
Key Technology, Inc. (a)	2,697	40,077
Lancer Corp. (a)	4,864	36,480

	Shares	Value (Note 1)
Lincoln Electric Holdings, Inc.	13,261	$ 346,245
Lindsay Manufacturing Co.	2,911	75,104
Lydall, Inc. (a)	4,210	42,732
Manitowoc Co., Inc.	8,260	256,060
Met-Pro Corp.	4,936	77,989
Middleby Corp.	3,871	158,711
Milacron, Inc.	9,263	26,214
Miller Industries, Inc. (a)	300	2,715
Minuteman International, Inc.	4,093	42,158
Mueller Industries, Inc. (a)	10,206	329,041
NACCO Industries, Inc. Class A	2,260	184,416
Nordson Corp.	10,460	381,476
Oshkosh Truck Co.	11,005	647,644
Paragon Technologies, Inc. (a)	1,565	17,184
Pentair, Inc.	15,464	835,211
Reliance Steel & Aluminum Co.	9,945	312,671
Robbins & Myers, Inc.	5,734	116,400
Spire Corp. (a)	200	928
SPX Corp. (a)	23,569	989,898
Stewart & Stevenson Services, Inc.	10,798	150,416
Sun Hydraulics Corp.	5,760	43,834
Tecumseh Products Co. Class A (non-vtg.)	5,890	265,227
Tennant Co.	3,550	143,456
Terex Corp. (a)	16,013	560,935
Thomas Industries, Inc.	5,814	188,374
Timken Co.	29,663	651,993
Titan International, Inc.	8,031	47,383
Todd Shipyards Corp.	976	15,596
Toro Co.	7,603	418,545
Trinity Industries, Inc.	13,869	403,588
TurboChef Technologies, Inc. (a)	2,620	12,707
Valmont Industries, Inc.	8,590	184,256
Wabash National Corp. (a)	10,394	295,709
Wabtec Corp.	14,350	227,448
Watts Water Technologies, Inc. Class A	9,398	217,470
Wolverine Tube, Inc. (a)	1,965	15,877
		17,510,476
Marine - 0.1%
Alexander & Baldwin, Inc.	11,683	396,638
Danielson Holding Corp. (a)	14,280	128,520
International Shipholding Corp. (a)	4,464	62,005
Kirby Corp. (a)	7,820	248,676
		835,839
Road & Rail - 0.6%
AMERCO (a)	5,815	132,582
Arkansas Best Corp.	7,219	197,656
Celadon Group, Inc. (a)	3,555	54,249
Central Freight Lines, Inc.	4,722	88,538
Covenant Transport, Inc. Class A (a)	4,491	80,658
Dollar Thrifty Automotive Group, Inc. (a)	8,169	219,909
Florida East Coast Industries, Inc. Class A	11,241	394,109
Frozen Food Express Industries, Inc. (a)	4,026	27,014
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
Genesee & Wyoming, Inc. Class A (a)	3,743	$ 135,497
Heartland Express, Inc.	15,311	342,048
Kansas City Southern (a)	19,524	274,312
Knight Transportation, Inc. (a)	10,692	259,709
Laidlaw International, Inc. (a)	31,900	475,831
Landstar System, Inc. (a)	9,725	347,085
Marten Transport Ltd. (a)	5,381	95,244
Old Dominion Freight Lines, Inc. (a)	4,573	152,784
Overnite Corp.	6,924	151,636
P.A.M. Transportation Services, Inc. (a)	3,368	59,243
Patriot Transportation Holding, Inc. (a)	534	16,100
Quality Distribution, Inc.	273	3,811
RailAmerica, Inc. (a)	13,929	159,905
SCS Transportation, Inc. (a)	3,743	78,790
Sirva, Inc.	7,590	168,650
Swift Transportation Co., Inc. (a)	25,658	551,647
U.S. Xpress Enterprises, Inc. Class A (a)	4,026	57,934
USA Truck, Inc. (a)	4,594	51,407
USF Corp.	8,542	301,960
Werner Enterprises, Inc.	24,460	466,452
Yellow Roadway Corp. (a)	14,869	469,712
		5,814,472
Trading Companies & Distributors - 0.3%
Aceto Corp.	4,581	66,883
Applied Industrial Technologies, Inc.	6,904	143,603
Fastenal Co.	24,183	1,171,666
Hughes Supply, Inc.	9,601	457,488
Huttig Building Products, Inc. (a)	6,924	29,012
Lawson Products, Inc.	2,516	86,223
MSC Industrial Direct Co., Inc. Class A	13,488	386,431
NuCo2, Inc. (a)	2,058	32,290
Watsco, Inc.	8,772	240,002
		2,613,598
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. (a)	405	251
TOTAL INDUSTRIALS		91,429,543
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.3%
3Com Corp. (a)	115,242	806,694
ACE*COMM Corp. (a)	4,585	12,746
Adaptec, Inc. (a)	31,658	289,038
Adtran, Inc.	24,122	785,412
Advanced Fibre Communications, Inc. (a)	26,885	659,220
Airnet Communications Corp. (a)	2,900	3,828
Alliance Fiber Optic Products, Inc. (a)	23,499	41,123
Alpine Group, Inc. (a)	500	800
AltiGen Communications, Inc. (a)	1,965	8,548
American Access Technologies, Inc. (a)	3,100	5,053

	Shares	Value (Note 1)
Amplidyne, Inc. (a)	2,500	$ 300
Anaren, Inc. (a)	5,614	96,392
Applied Innovation, Inc. (a)	4,398	23,265
Arris Group, Inc. (a)	26,619	276,039
Aspect Communications Corp. (a)	16,847	304,257
Audiovox Corp. Class A (a)	5,832	95,995
Avanex Corp. (a)	47,520	250,430
Avici Systems, Inc. (a)	5,006	102,673
Avocent Corp. (a)	15,026	581,055
Aware, Inc. (a)	10,854	39,943
Bel Fuse, Inc. Class A	4,387	123,889
Black Box Corp.	5,710	294,122
Brocade Communications Systems, Inc. (a)	87,456	609,568
Brooktrout, Inc. (a)	2,433	47,468
C-COR.net Corp. (a)	9,995	164,318
Cable Design Technologies Corp. (a)	10,511	102,482
Carrier Access Corp. (a)	8,499	97,739
Centillium Communications, Inc. (a)	7,672	37,670
Comarco, Inc. (a)	2,807	26,217
CommScope, Inc. (a)	17,829	317,178
Communications Systems, Inc.	2,049	17,355
Computer Network Technology Corp. (a)	6,830	69,393
Comtech Telecommunications Corp. (a)	4,202	119,001
Copper Mountain Networks, Inc. (a)	1,834	20,229
Corvis Corp. (a)	159,846	334,078
CoSine Communications, Inc. (a)	1,291	9,489
Digi International, Inc. (a)	8,313	96,930
Digital Lightwave, Inc. (a)	7,892	17,836
Ditech Communications Corp. (a)	9,169	171,369
Echelon Corp. (a)	15,261	170,771
EFJ, Inc. (a)	12,549	70,902
Emulex Corp. (a)	25,896	600,269
Endwave Corp. (a)	1,053	11,562
Enterasys Networks, Inc. (a)	70,482	320,693
Entrada Networks, Inc. (a)	292	48
eOn Communications Corp. (a)	3,013	9,792
Extreme Networks, Inc. (a)	33,632	270,738
Ezenia!, Inc. (a)	2,900	812
F5 Networks, Inc. (a)	11,413	377,656
FalconStor Software, Inc. (a)	11,290	84,449
Finisar Corp. (a)	63,389	181,926
First Virtual Communications, Inc. (a)	6,776	12,197
Foundry Networks, Inc. (a)	39,948	942,773
Glenayre Technologies, Inc. (a)	20,210	64,672
Globecomm Systems, Inc. (a)	1,591	9,832
GlowPoint, Inc. (a)	7,746	16,654
Harmonic, Inc. (a)	21,167	259,084
Harris Corp.	21,143	999,007
Inter-Tel, Inc.	7,790	235,648
InterDigital Communication Corp. (a)	17,509	465,039
ION Networks, Inc. (a)	12,500	1,625
ISCO International, Inc. (a)	19,929	12,755
Ixia (a)	16,955	200,069
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	120,961	$ 3,129,261
Lantronix, Inc. (a)	17,964	25,150
Loral Space & Communications Ltd. (a)	11,797	7,432
McDATA Corp. Class A (a)	32,592	262,692
Microwave Filter Co., Inc.	3,836	4,603
MRV Communications, Inc. (a)	29,857	123,011
NETGEAR, Inc.	9,364	140,928
Netopia, Inc. (a)	5,744	75,534
NetScreen Technologies, Inc. (a)	2,548	90,327
NetSolve, Inc. (a)	5,442	57,794
Network Engines, Inc. (a)	9,093	48,375
Network Equipment Technologies, Inc. (a)	9,591	124,012
New Focus, Inc. (a)	23,264	120,973
NMS Communications Corp. (a)	9,076	70,067
Norstan, Inc. (a)	5,988	23,054
NumereX Corp. Class A (a)	4,959	24,547
Occam Networks, Inc. (a)	97,158	16,517
Oplink Communications, Inc. (a)	38,204	101,241
Optelecom, Inc. (a)	1,053	11,635
Optical Cable Corp. (a)	1,228	8,656
Optical Cable Corp. warrants 10/24/07 (a)	1,083	2,349
Optical Communication Products, Inc. (a)	7,672	28,463
P-Com, Inc. (a)	1,220	88
Packeteer, Inc. (a)	8,835	127,754
Paradyne Networks, Inc. (a)	15,814	66,419
Parkervision, Inc. (a)	3,649	21,894
PC-Tel, Inc. (a)	4,261	48,575
Performance Technologies, Inc. (a)	4,304	84,918
Plantronics, Inc. (a)	14,741	588,461
Polycom, Inc. (a)	31,212	688,849
Powerwave Technologies, Inc. (a)	22,016	217,298
Proxim Corp. Class A (a)	29,978	72,247
Radyne Comstream Corp. (a)	3,636	39,887
Redback Networks, Inc. (a)	615	4,865
Redback Networks, Inc.:
warrants 1/2/10 (a)	650	8,353
warrants 1/2/10 (a)	683	7,513
REMEC, Inc. (a)	18,012	126,084
SafeNet, Inc. (a)	4,237	161,133
Science Dynamics Corp. (a)	3,000	390
SCM Microsystems, Inc. (a)	4,117	34,171
SeaChange International, Inc. (a)	7,931	136,730
Sonus Networks, Inc. (a)	77,030	456,788
Sorrento Networks Corp. (a)	308	1,170
SpectraLink Corp.	7,222	120,319
Stratex Networks, Inc. (a)	28,330	148,166
Stratos International, Inc. (a)	2,179	14,207
Sunrise Telecom, Inc.	16,442	65,439
Sycamore Networks, Inc. (a)	88,267	415,738
Symmetricom, Inc. (a)	19,029	174,686

	Shares	Value (Note 1)
TalkPoint Communications, Inc. (a)	908	$ 20
Tekelec (a)	21,421	414,925
Telular Corp. (a)	4,093	65,979
TeraForce Technology Corp. (a)	5,500	1,540
Terayon Communication Systems, Inc. (a)	17,767	78,530
Tollgrade Communications, Inc. (a)	3,530	62,234
Tut Systems, Inc. (a)	5,240	27,929
UTStarcom, Inc. (a)	2,420	80,177
Veramark Technologies, Inc. (a)	1,700	3,570
Verilink Corp. (a)	5,053	25,619
Verso Technologies, Inc. (a)	29,089	52,942
ViaSat, Inc. (a)	8,187	219,002
Vyyo, Inc. (a)	7,423	58,642
Wegener Corp. (a)	11,602	29,585
Westell Technologies, Inc. Class A (a)	12,304	94,249
WJ Communications, Inc. (a)	17,073	85,877
YDI Wireless, Inc. (a)	2,250	11,250
Zhone Technologies, Inc. (a)	30,882	151,013
		22,169,961
Computers & Peripherals - 1.2%
ActivCard Corp. (a)	10,107	68,020
Advanced Digital Information Corp. (a)	18,184	228,755
Alpha Technologies Group, Inc. (a)	4,396	6,902
Applied Films Corp. (a)	4,696	163,515
Avid Technology, Inc. (a)	9,949	422,534
Concurrent Computer Corp. (a)	15,381	62,601
CopyTele, Inc. (a)	16,655	8,161
Cray, Inc. (a)	26,816	198,707
Crossroads Systems, Inc. (a)	3,368	8,858
Datalink Corp. (a)	2,058	8,294
Dataram Corp. (a)	3,649	22,551
Diebold, Inc.	22,233	1,171,457
Dot Hill Systems Corp. (a)	12,285	172,359
Drexler Technology Corp. (a)	2,282	32,290
Electronics for Imaging, Inc. (a)	18,488	469,041
Ener1, Inc. (a)	103,431	122,049
Exabyte Corp. (a)	8,140	10,745
FOCUS Enhancements, Inc. (a)	7,672	12,429
Hauppauge Digital, Inc. (a)	4,117	17,580
HEI, Inc. (a)	3,368	11,283
Hutchinson Technology, Inc. (a)	7,661	218,109
Hypercom Corp. (a)	24,763	170,369
iCAD, Inc. (a)	5,579	28,174
Imation Corp.	10,755	379,652
Immersion Corp. (a)	12,108	105,340
InFocus Corp. (a)	16,952	199,695
Innovex, Inc. (a)	4,552	31,409
Intergraph Corp. (a)	13,567	278,259
Interphase Corp. (a)	2,203	27,714
Iomega Corp.	11,658	65,285
Komag, Inc. (a)	7,750	177,010
Maxtor Corp. (a)	76,031	779,318
Media 100, Inc. (a)	7,459	1,007
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Mitek Systems, Inc. (a)	6,830	$ 10,450
Mobility Electronics, Inc. (a)	8,655	76,597
MTI Technology Corp. (a)	9,637	26,791
Neoware Systems, Inc. (a)	5,768	54,162
Novatel Wireless, Inc. (a)	4,436	85,393
nStor Technologies, Inc. (a)	58,500	27,495
Overland Storage, Inc. (a)	6,049	108,942
PalmOne, Inc. (a)	12,393	124,302
Pinnacle Systems, Inc. (a)	18,132	136,715
Presstek, Inc. (a)	9,169	92,607
Printronix, Inc. (a)	1,310	20,226
Qualstar Corp. (a)	2,735	14,496
Quantum Corp. (a)	55,918	215,284
Rainbow Technologies, Inc. (a)	7,392	105,558
Rimage Corp. (a)	3,259	49,374
SanDisk Corp. (a)	50,274	1,274,949
SBS Technologies, Inc. (a)	5,427	84,770
Seagate Technology	24,380	421,774
Sigma Designs, Inc. (a)	4,352	32,945
Silicon Graphics, Inc. (a)	71,260	229,457
SimpleTech, Inc. (a)	16,223	81,764
Socket Communications, Inc. (a)	8,047	27,360
SteelCloud, Inc., (a)	4,772	13,505
Storage Computer Corp. (a)	5,800	3,596
Storage Technology Corp. (a)	34,253	1,006,011
Stratasys, Inc. (a)	3,681	64,123
Synaptics, Inc. (a)	9,446	172,673
Transact Technologies, Inc. (a)	1,887	53,459
UNOVA, Inc. (a)	18,756	408,506
ViewCast.com, Inc. (a)	10,386	3,843
VPGI Corp. (a)	1,500	150
Western Digital Corp. (a)	64,091	729,996
Xybernaut Corp. (a)	52,914	88,896
Zoom Technologies, Inc. (a)	5,240	23,580
		11,549,221
Electronic Equipment & Instruments - 2.1%
Advanced Photonix, Inc. Class A (a)	11,134	19,596
Aeroflex, Inc. (a)	19,480	273,110
Aetrium, Inc. (a)	100	490
Agilysys, Inc.	13,133	174,735
Allied Motion Technologies, Inc. (a)	3,555	16,531
American Building Control, Inc. (a)	7,859	10,452
American Technical Ceramics Corp. (a)	2,713	27,537
American Technology Corp. (a)	2,713	13,294
Amphenol Corp. Class A (a)	13,392	828,295
Andrea Electronics Corp. (a)	3,700	1,295
Anixter International, Inc.	11,406	341,039
APA Optics, Inc. (a)	3,836	9,283
APW Ltd. (a)	4,300	0
Arrow Electronics, Inc. (a)	30,477	749,734
Avnet, Inc. (a)	36,290	854,630

	Shares	Value (Note 1)
AVX Corp.	53,698	$ 904,274
Axcess, Inc. (a)	6,529	14,690
BEI Technologies, Inc.	4,023	84,362
Bell Industries, Inc. (a)	7,298	21,894
Bell Microproducts, Inc. (a)	7,111	65,563
Benchmark Electronics, Inc. (a)	13,477	469,134
Brightpoint, Inc. (a)	5,430	92,473
California Amplifier, Inc. (a)	5,601	82,335
CDW Corp.	26,022	1,800,202
CellStar Corp. (a)	7,347	93,674
Checkpoint Systems, Inc. (a)	10,850	202,353
Chyron Corp. (a)	7,000	3,080
Cognex Corp.	15,035	500,064
Coherent, Inc. (a)	9,627	273,792
Computer Access Technology Corp. (a)	3,835	17,986
CTS Corp.	13,666	195,834
CyberOptics Corp. (a)	1,204	21,973
Daktronics, Inc. (a)	7,071	166,169
DDi Corp. (a)	78	1,143
Digital Theater Systems, Inc.	4,601	113,783
Digital Video Systems, Inc. (a)	1,400	2,020
Duraswitch Industries, Inc. (a)	4,023	9,213
Electro Scientific Industries, Inc. (a)	9,507	226,932
eMagin Corp. (a)	28,133	69,770
En Pointe Technologies, Inc. (a)	2,994	6,347
Excel Technology, Inc. (a)	4,513	152,178
Fargo Electronics, Inc. (a)	4,491	50,524
FARO Technologies, Inc. (a)	4,015	111,617
Flir Systems, Inc. (a)	9,684	374,480
Frequency Electronics, Inc.	1,170	16,380
Giga-Tronics, Inc. (a)	4,585	12,421
Global Imaging Systems, Inc. (a)	7,166	216,127
GTSI Corp. (a)	3,743	46,488
I. D. Systems Inc. (a)	2,045	14,111
Identix, Inc. (a)	22,218	115,756
Ingram Micro, Inc. Class A (a)	47,378	899,234
Interlink Electronics, Inc. (a)	2,903	23,688
Iteris Holdings, Inc. (a)	4,304	14,763
Itron, Inc. (a)	7,450	142,444
Keithley Instruments, Inc.	4,405	102,020
KEMET Corp. (a)	28,832	424,407
Landauer, Inc.	3,246	141,104
LeCroy Corp. (a)	3,181	72,781
Lexar Media, Inc. (a)	24,728	341,246
LightPath Technologies, Inc. Class A (a)	1,150	5,175
Littelfuse, Inc. (a)	7,278	239,082
LoJack Corp. (a)	6,991	55,578
Manufacturers Services Ltd. (a)	17,093	114,010
Maxwell Technologies, Inc. (a)	3,836	39,894
Measurement Specialties, Inc. (a)	2,433	48,903
Mechanical Technology, Inc. (a)	9,637	57,340
Merix Corp. (a)	4,257	104,722
Methode Electronics, Inc. Class A	13,856	173,200
Metrologic Instruments, Inc. (a)	6,046	155,322
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Micronetics, Inc. Delaware (a)	3,743	$ 27,998
MTS Systems Corp.	8,339	224,069
National Instruments Corp.	24,405	843,437
Newport Corp. (a)	11,168	195,775
NU Horizons Electronics Corp. (a)	3,462	33,235
OSI Systems, Inc. (a)	6,635	129,383
OYO Geospace Corp. (a)	1,267	21,538
Panavision, Inc. (a)	2,531	12,655
Park Electrochemical Corp.	6,884	184,147
Parlex Corp. (a)	2,058	17,123
Paxar Corp. (a)	15,371	213,964
Pemstar, Inc. (a)	10,011	41,846
Perceptron, Inc. (a)	2,600	18,954
PFSweb, Inc. (a)	9,080	16,072
Photon Dynamics, Inc. (a)	4,502	160,766
Planar Systems, Inc. (a)	3,555	56,240
Plexus Corp. (a)	12,853	246,263
Proterion Corp. (a)	5,900	1,357
RadiSys Corp. (a)	5,383	110,405
Reptron Electronics, Inc. (a)	5,400	0
Research Frontiers, Inc. (a)	3,836	45,917
RF Industries Ltd. (a)	2,339	12,280
Richardson Electronics Ltd.	4,959	68,186
Rofin-Sinar Technologies, Inc. (a)	2,984	89,341
Rogers Corp. (a)	5,263	273,676
Satcon Technology Corp. (a)	5,988	15,629
ScanSource, Inc. (a)	4,210	200,649
Sigmatron International, Inc. (a)	762	14,859
Sirenza Microdevices, Inc. (a)	8,140	42,409
Somera Communications, Inc. (a)	13,567	36,631
Spatializer Audio Labs, Inc. (a)	12,700	1,969
Spectrum Control, Inc. (a)	4,200	33,390
Staktek Holdings, Inc.	242	3,185
StockerYale, Inc. (a)	2,400	3,072
Suntron Corp. (a)	13,394	75,408
Superconductor Technologies, Inc. (a)	18,291	75,542
Sypris Solutions, Inc.	3,462	67,197
Taser International, Inc. (a)	2,994	163,023
Tech Data Corp. (a)	17,830	721,580
Technitrol, Inc. (a)	12,221	224,378
Thermogenesis Corp. (a)	7,766	39,607
Trimble Navigation Ltd. (a)	9,718	322,055
TTM Technologies, Inc. (a)	13,662	220,778
Universal Display Corp. (a)	6,287	94,682
Varian, Inc. (a)	11,118	443,719
Veeco Instruments, Inc. (a)	8,892	259,380
Viisage Technology, Inc. (a)	5,520	35,046
Vishay Intertechnology, Inc. (a)	50,446	1,135,539
Woodhead Industries, Inc.	3,396	55,015
X-Rite, Inc.	5,047	74,039

	Shares	Value (Note 1)
Zomax, Inc. (a)	12,351	$ 54,097
Zygo Corp. (a)	5,333	87,728
		20,569,309
Internet Software & Services - 1.4%
24/7 Real Media, Inc. (a)	5,123	47,900
Akamai Technologies, Inc. (a)	38,156	572,340
Allscripts Healthcare Solutions, Inc. (a)	10,292	91,908
America Online Latin America, Inc. (a)	43,709	59,007
Apropos Technology, Inc. (a)	3,518	16,711
Aquantive, Inc. (a)	23,006	223,848
Ariba, Inc. (a)	93,133	289,644
Art Technology Group, Inc. (a)	24,755	36,142
Ask Jeeves, Inc. (a)	16,713	337,435
Autobytel, Inc. (a)	12,311	172,477
Bankrate, Inc. (a)	3,181	50,734
Blue Coat Systems, Inc. (a)	3,144	128,970
Blue Martini Software, Inc. (a)	3,020	16,882
Braun Consulting, Inc. (a)	8,234	25,937
BroadVision, Inc. (a)	7,431	60,265
Calico Commerce, Inc.	2,388	1,194
Centra Software, Inc. (a)	7,775	27,135
Chordiant Software, Inc. (a)	17,313	95,741
Clarus Corp. (a)	6,737	56,591
Click Commerce, Inc.	880	5,614
CMGI, Inc. (a)	138,834	333,202
CNET Networks, Inc. (a)	48,159	478,700
Commerce One, Inc. (a)	4,865	9,487
Communication Intelligence Corp. (a)	7,900	6,952
Corillian Corp. (a)	12,538	65,950
Critical Path, Inc. (a)	3,807	7,995
CyberCash, Inc. rights 12/31/03 (a)	400	8
CyberSource Corp. (a)	17,560	75,157
deltathree, Inc. (a)	4,398	10,907
Digital Impact, Inc. (a)	10,245	24,793
Digital Insight Corp. (a)	9,496	205,683
Digital River, Inc. (a)	8,561	187,400
DigitalThink, Inc. (a)	10,751	20,319
Digitas, Inc. (a)	17,293	172,411
Docent, Inc. (a)	1,715	9,655
DoubleClick, Inc. (a)	44,740	485,429
DSL.net, Inc. (a)	12,818	7,691
Dynabazaar, Inc.	5,600	2,016
EarthLink, Inc. (a)	54,002	493,038
EasyLink Services Corp. Class A (a)	9,785	15,754
eCollege.com (a)	6,096	122,225
EDGAR Online, Inc. (a)	3,836	5,677
eGain Communications Corp. (a)	1,156	3,237
Elcom International, Inc. (a)	6,500	1,495
eMerge Interactive, Inc. Class A (a)	4,201	8,990
Entrust, Inc. (a)	15,165	76,735
Equinix, Inc. (a)	3,810	108,661
FindWhat.com (a)	6,368	107,046
Firstwave Technologies, Inc. (a)	1,123	6,053
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
FreeMarkets, Inc. (a)	18,873	$ 167,592
GRIC Communications, Inc. (a)	9,774	37,043
High Speed Access Corp.	17,600	352
Homestore, Inc. (a)	33,174	161,889
Hyperfeed Technologies, Inc. (a)	702	4,142
I-Many, Inc. (a)	9,263	13,987
iBasis, Inc. (a)	9,824	15,129
Imergent, Inc. (a)	3,575	40,219
InfoSpace, Inc. (a)	9,525	346,329
Innodata Isogen, Inc. (a)	7,485	30,464
InsWeb Corp. (a)	283	1,443
Interland, Inc. (a)	4,656	24,258
Internap Network Services Corp. (a)	72,216	135,766
Internet America, Inc. (a)	6,082	6,508
Internet Capital Group, Inc. (a)	67,151	24,174
Internet Commerce Corp. Class A (a)	3,400	8,466
Internet Pictures Corp. (a)	851	2,023
Internet Security Systems, Inc. (a)	16,921	299,671
Interwoven, Inc. (a)	11,373	138,182
Intraware, Inc. (a)	18,917	31,781
iPass, Inc.	1,549	19,068
ITXC Corp. (a)	11,041	40,189
iVillage, Inc. (a)	27,650	165,347
J Net Enterprises, Inc. (a)	5,333	7,413
j2 Global Communications, Inc. (a)	6,366	139,797
Jupiter Media Metrix, Inc.	14,700	1,764
Jupitermedia Corp. (a)	5,988	56,167
Kana Software, Inc. (a)	4,505	21,804
Keynote Systems, Inc. (a)	6,393	82,598
Landacorp, Inc. (a)	4,304	12,912
Larscom, Inc. (a)	428	2,268
Liquid Audio, Inc.	7,800	2,964
LivePerson, Inc. (a)	14,420	67,197
LookSmart Ltd. (a)	25,824	41,577
Loudeye Corp. (a)	9,731	21,992
Marimba, Inc. (a)	5,988	38,323
Marketwatch.com, Inc. (a)	3,836	47,490
MatrixOne, Inc. (a)	16,348	106,099
Modem Media, Inc. Class A (a)	10,716	82,513
Navidec, Inc. (a)	464	557
NaviSite, Inc. (a)	8,077	37,881
Neoforma, Inc. (a)	4,996	55,306
Neomedia Technologies, Inc. (a)	5,500	638
Net2Phone, Inc. (a)	18,989	126,277
Netegrity, Inc. (a)	9,108	83,338
NetRatings, Inc. (a)	13,551	145,673
NIC, Inc. (a)	14,170	88,846
Niku Corp. (a)	2,199	28,961
On2.Com, Inc. (a)	12,070	12,070
OneSource Information Services, Inc. (a)	5,980	49,156
Online Resources & Comms Corp. (a)	2,835	20,866

	Shares	Value (Note 1)
Onvia.com, Inc. (a)	1,133	$ 4,815
Openwave Systems, Inc. (a)	22,485	340,873
Opsware, Inc. (a)	24,473	212,915
Optio Software, Inc. (a)	3,200	4,224
PEC Solutions, Inc. (a)	6,935	87,658
Persistence Software, Inc. (a)	390	1,580
Plumtree Software, Inc. (a)	6,082	28,038
Primus Knowledge Solutions, Inc. (a)	4,865	24,276
Private Business, Inc. (a)	2,038	2,425
ProcureNet, Inc. (a)	800	120
Quovadx, Inc. (a)	11,829	69,200
Raindance Communications, Inc. (a)	10,947	28,572
RealNetworks, Inc. (a)	58,843	334,817
Register.com, Inc. (a)	14,915	79,199
Retek, Inc. (a)	14,383	120,242
S1 Corp. (a)	20,562	150,103
Saba Software, Inc. (a)	1,965	8,314
Salon Media Group, Inc. (a)	4,600	736
SAVVIS Communications Corp. (a)	27,674	64,757
SeeBeyond Technology Corp. (a)	36,509	172,322
Selectica, Inc. (a)	7,017	33,689
SmartServ Online, Inc. (a)	283	928
SonicWALL, Inc. (a)	25,492	244,723
Sportsline.com, Inc. (a)	14,242	17,375
SSP Solutions, Inc. (a)	2,713	3,500
Stellent, Inc. (a)	5,053	44,719
Supportsoft, Inc. (a)	10,667	129,924
Switchboard, Inc. (a)	6,407	37,603
Synergy Brands, Inc. (a)	515	2,318
Terremark Worldwide, Inc. (a)	77,351	58,013
The Knot, Inc. (a)	4,092	16,777
The Sedona Corp. (a)	8,300	5,395
The viaLink Co. (a)	3,000	207
TheStreet.com, Inc. (a)	5,520	26,993
Tippingpoint Technologies, Inc. (a)	3,514	87,246
Track Data Corp.	10,011	15,117
Tucows, Inc. (a)	6,900	4,209
Tumbleweed Communications Corp. (a)	13,941	101,072
United Online, Inc. (a)	22,625	389,603
Universal Access Global Holdings, Inc. (a)	1,115	3,423
US Dataworks, Inc. (a)	4,512	10,648
ValueClick, Inc. (a)	21,977	240,648
VCampus Corp. (a)	380	1,007
VeriSign, Inc. (a)	73,746	1,283,918
VerticalNet, Inc. (a)	4,472	11,180
Via Net.Works, Inc. (a)	20,595	33,158
Vignette Corp. (a)	70,430	159,172
Visual Data Corp. (a)	1,100	2,244
Vitria Technology, Inc. (a)	7,321	58,422
Webb Interactive Services, Inc. (a)	4,865	4,962
WebEx Communications, Inc. (a)	12,746	325,915
webMethods, Inc. (a)	14,496	153,658
Websense, Inc. (a)	6,252	170,680
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
WorldGate Communications, Inc. (a)	10,573	$ 17,868
Zix Corp. (a)	6,643	79,716
		13,976,826
IT Services - 2.1%
Acxiom Corp.	28,949	563,927
Affiliated Computer Services, Inc. Class A (a)	40,951	1,976,295
Affinity Technology Group, Inc. (a)	12,100	1,573
Alliance Data Systems Corp. (a)	3,080	92,246
American Management Systems, Inc. (a)	13,714	209,687
Analysts International Corp. (a)	9,684	29,343
Answerthink, Inc. (a)	11,611	88,592
Anteon International Corp. (a)	10,028	293,319
Applied Digital Solutions, Inc. (a)	87,156	31,376
BearingPoint, Inc. (a)	60,911	648,702
BrightStar Information Technology Group, Inc. (a)	4,500	428
CACI International, Inc. Class A (a)	9,802	434,719
Carreker Corp. (a)	6,269	83,064
Ceridian Corp. (a)	45,408	859,573
Certegy, Inc.	19,511	666,691
CheckFree Corp. (a)	26,003	754,867
Ciber, Inc. (a)	18,328	174,116
Cognizant Technology Solutions Corp. Class A (a)	20,500	972,520
Competitive Technologies, Inc. (a)	3,836	22,210
CompuCom Systems, Inc. (a)	12,070	66,264
Computer Horizons Corp. (a)	7,299	31,167
Computer Task Group, Inc. (a)	11,529	57,645
Corio, Inc. (a)	16,619	49,026
Covansys Corp. (a)	8,731	97,351
CSG Systems International, Inc. (a)	14,606	204,484
CSP, Inc. (a)	3,555	23,214
Datatec Systems, Inc. (a)	10,947	7,225
DigitalNet Holdings, Inc.	3,361	67,119
Direct Insite Corp. (a)	53	30
DST Systems, Inc. (a)	26,709	1,195,495
DynTek, Inc. Class A (a)	8,047	6,759
Edgewater Technology, Inc. (a)	4,972	33,462
eFunds Corp. (a)	13,253	214,831
eLoyalty Corp. (a)	4,341	23,485
Enherent Corp. (a)	8,200	820
ePresence, Inc. (a)	5,520	17,062
Euronet Worldwide, Inc. (a)	9,810	178,346
Forrester Research, Inc. (a)	8,617	163,723
Gartner, Inc. Class A (a)	40,631	459,130
Global Payments, Inc.	12,468	539,366
Hewitt Associates, Inc. Class A (a)	8,877	288,946
iGate Corp. (a)	13,687	100,463
Indus International, Inc. (a)	18,393	63,088
Infocrossing, Inc. (a)	4,968	53,158

	Shares	Value (Note 1)
Inforte Corp. (a)	1,679	$ 17,546
infoUSA, Inc. (a)	16,450	167,790
Integral Systems, Inc.	2,620	48,470
Integrated Information Systems, Inc. (a)	460	60
InteliData Technologies Corp. (a)	12,461	18,941
Intelligroup, Inc. (a)	4,585	43,695
InterCept, Inc. (a)	4,865	58,088
Intrado, Inc. (a)	4,678	92,858
iPayment, Inc.	6,228	206,577
Iron Mountain, Inc. (a)	27,400	1,228,890
Keane, Inc. (a)	22,570	334,487
Lightbridge, Inc. (a)	5,332	38,924
Lionbridge Technologies, Inc. (a)	12,961	107,187
Manchester Technologies, Inc. (a)	1,778	8,534
ManTech International Corp. Class A (a)	9,479	197,922
Maximus, Inc. (a)	6,508	227,129
MedQuist, Inc. (a)	12,565	212,097
Meta Group, Inc. (a)	6,830	38,248
Micros-To-Mainframes, Inc. (a)	1,200	1,812
MPS Group, Inc. (a)	35,401	345,160
National Processing, Inc. (a)	17,346	343,451
New Century Equity Holdings Corp. (a)	5,500	1,705
Pegasus Solutions, Inc. (a)	6,082	73,592
Perot Systems Corp. Class A (a)	37,410	517,006
Safeguard Scientifics, Inc. (a)	34,401	150,676
Sapient Corp. (a)	43,233	301,334
SM&A (a)	4,117	42,858
SRA International, Inc. Class A (a)	5,439	209,402
StarTek, Inc.	4,563	185,714
Storage Engine, Inc. (a)	500	110
Sykes Enterprises, Inc. (a)	10,853	77,599
Syntel, Inc.	13,836	370,666
Technology Solutions Co. (a)	8,889	9,867
TechTeam Global, Inc. (a)	6,114	48,667
The BISYS Group, Inc. (a)	38,695	682,967
The Management Network Group, Inc. (a)	14,649	59,621
Tier Technologies, Inc. Class B (a)	4,678	46,078
Titan Corp. (a)	25,668	540,311
Total System Services, Inc.	62,560	1,328,149
TSR, Inc.	4,079	30,633
Tyler Technologies, Inc. (a)	11,474	106,823
WidePoint Corp. (a)	5,600	2,016
Zamba Corp. (a)	4,700	705
Zanett, Inc. (a)	5,579	14,115
		20,383,387
Office Electronics - 0.1%
Intelli-Check, Inc. (a)	1,429	9,431
Zebra Technologies Corp. Class A (a)	15,011	1,072,986
		1,082,417
Semiconductors & Semiconductor Equipment - 3.4%
8X8, Inc. (a)	9,978	38,415
Actel Corp. (a)	8,143	201,132
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ADE Corp. (a)	4,152	$ 90,514
Advanced Energy Industries, Inc. (a)	9,888	215,954
Advanced Power Technology, Inc. (a)	3,930	41,265
Agere Systems, Inc. Class A (a)	529,635	2,054,984
Alliance Semiconductor Corp. (a)	9,169	71,060
AMIS Holdings, Inc.	9,269	163,598
Amkor Technology, Inc. (a)	52,495	812,098
Amtech Systems, Inc. (a)	4,491	26,367
ANADIGICS, Inc. (a)	7,298	47,722
Artisan Components, Inc. (a)	7,726	147,335
Asyst Technologies, Inc. (a)	15,207	151,006
Atheros Communications, Inc. (a)	100	1,817
Atmel Corp. (a)	143,321	991,781
ATMI, Inc. (a)	9,931	269,627
August Technology Corp. (a)	4,304	74,588
Axcelis Technologies, Inc. (a)	29,836	341,324
AXT, Inc. (a)	6,269	25,578
Brillian Corp. (a)	1,316	11,054
Brooks Automation, Inc. (a)	12,323	260,878
Cabot Microelectronics Corp. (a)	8,372	372,973
California Micro Devices Corp. (a)	4,585	61,898
Catalyst Semiconductor, Inc. (a)	7,298	62,690
Celeritek, Inc.	4,865	38,677
Ceva, Inc. (a)	6,171	62,821
ChipPAC, Inc. Class A (a)	27,372	233,483
Cirrus Logic, Inc. (a)	33,229	244,565
Cohu, Inc.	8,486	160,640
Conexant Systems, Inc. (a)	85,425	627,874
Credence Systems Corp. (a)	17,740	201,349
Cree, Inc. (a)	23,958	573,794
Cymer, Inc. (a)	12,210	470,573
Cypress Semiconductor Corp. (a)	36,232	781,887
Diodes, Inc. (a)	3,747	85,731
DPAC Technologies Corp. (a)	7,111	9,742
DSP Group, Inc. (a)	8,476	215,884
DuPont Photomasks, Inc. (a)	7,220	160,428
Electroglas, Inc. (a)	6,456	34,217
EMCORE Corp. (a)	9,356	48,586
Entegris, Inc. (a)	21,066	255,952
ESS Technology, Inc. (a)	12,644	199,522
Exar Corp. (a)	13,170	234,426
Fairchild Semiconductor International, Inc. (a)	35,615	918,867
FEI Co. (a)	9,735	221,471
FormFactor, Inc.	10,123	205,902
FSI International, Inc. (a)	7,956	63,250
Genesis Microchip, Inc. (a)	11,193	184,908
Genus, Inc. (a)	8,140	27,424
GlobespanVirata, Inc. (a)	50,166	444,972
Helix Technology, Inc.	9,423	244,338
Hi/fn, Inc. (a)	3,346	43,665

	Shares	Value (Note 1)
Hytek Microsystems, Inc. (a)	4,300	$ 4,601
Ibis Technology Corp. (a)	5,001	72,464
Integrated Circuit Systems, Inc. (a)	21,804	600,482
Integrated Device Technology, Inc. (a)	34,807	573,967
Integrated Silicon Solution, Inc. (a)	8,089	130,071
International Rectifier Corp. (a)	20,210	932,894
Intersil Corp. Class A	44,301	1,045,061
Intevac, Inc. (a)	4,350	58,464
IXYS Corp. (a)	8,168	72,042
JMAR Technologies, Inc. (a)	5,707	15,295
Kopin Corp. (a)	28,979	176,482
Kulicke & Soffa Industries, Inc. (a)	14,693	182,928
Lam Research Corp. (a)	41,236	1,054,405
Lattice Semiconductor Corp. (a)	33,106	341,985
Logic Devices, Inc. (a)	8,982	16,168
LogicVision, Inc. (a)	5,047	23,267
LTX Corp. (a)	19,594	303,511
Mattson Technology, Inc. (a)	12,680	151,019
MEMC Electronic Materials, Inc. (a)	63,906	606,468
Micrel, Inc. (a)	31,567	474,136
Micro Component Technology, Inc. (a)	6,643	12,290
Micro Linear Corp. (a)	7,672	47,336
Microchip Technology, Inc.	65,032	1,853,412
Microsemi Corp. (a)	17,632	275,059
Mindspeed Technologies, Inc. (a)	34,630	307,514
MIPS Technologies, Inc. (a)	19,049	107,627
MKS Instruments, Inc. (a)	17,323	418,350
Monolithic System Technology, Inc. (a)	8,011	105,345
Mykrolis Corp. (a)	11,898	179,422
Nanometrics, Inc. (a)	3,555	63,315
NeoMagic Corp. (a)	12,538	54,415
NPTest Holding Corp.	7,086	102,960
NVE Corp. (a)	1,357	58,066
Omnivision Technologies, Inc. (a)	16,758	473,414
ON Semiconductor Corp. (a)	72,736	615,347
OPTi, Inc. (a)	2,807	4,351
PDF Solutions, Inc. (a)	5,506	63,594
Pericom Semiconductor Corp. (a)	12,297	141,416
Photronics, Inc. (a)	10,308	179,050
Pixelworks, Inc. (a)	15,189	250,315
PLX Technology, Inc. (a)	7,859	76,232
Power Integrations, Inc. (a)	10,861	320,182
QuickLogic Corp. (a)	5,545	21,182
Rambus, Inc. (a)	31,035	1,005,224
Ramtron International Corp. (a)	4,828	16,174
RF Micro Devices, Inc. (a)	57,311	532,419
Rudolph Technologies, Inc. (a)	5,062	104,125
Semitool, Inc. (a)	8,047	99,944
Semtech Corp. (a)	22,582	544,678
Sigmatel, Inc.	4,058	101,085
Silicon Image, Inc. (a)	20,033	223,368
Silicon Laboratories, Inc. (a)	15,172	855,246
Silicon Storage Technology, Inc. (a)	30,901	386,881
Siliconix, Inc. (a)	9,894	465,117
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Sipex Corp. (a)	7,298	$ 54,151
Skyworks Solutions, Inc. (a)	48,246	544,215
SRS Labs, Inc. (a)	2,620	23,213
Standard Microsystems Corp. (a)	6,545	197,201
Supertex, Inc. (a)	3,555	65,483
Tegal Corp. (a)	10,666	26,558
Tessera Technologies, Inc.	12,389	240,347
Therma-Wave, Inc. (a)	6,802	31,289
Three-Five Systems, Inc. (a)	5,269	24,922
Transmeta Corp. (a)	40,138	145,300
Transwitch Corp. (a)	22,128	62,622
Trident Microsystems, Inc. (a)	6,737	110,083
TriQuint Semiconductor, Inc. (a)	40,524	324,192
Ultratech, Inc. (a)	6,925	171,809
Varian Semiconductor Equipment Associates, Inc. (a)	11,096	452,606
Virage Logic Corp. (a)	6,362	66,483
Vitesse Semiconductor Corp. (a)	68,297	545,693
White Electronic Designs Corp. (a)	5,571	44,345
Xicor, Inc. (a)	10,158	141,603
Zoran Corp. (a)	12,216	220,010
		33,922,896
Software - 2.7%
Acclaim Entertainment, Inc. (a)	10,105	6,164
Activision, Inc. (a)	29,316	615,929
Actuate Corp. (a)	13,006	37,067
Adept Technology, Inc. (a)	6,456	7,360
Advent Software, Inc. (a)	9,993	171,380
Agile Software Corp. (a)	14,925	139,997
Altiris, Inc. (a)	7,212	196,527
American Software, Inc. Class A	5,825	41,707
Analytical Surveys, Inc. (a)	240	653
Ansoft Corp. (a)	4,117	58,420
Ansys, Inc. (a)	5,544	222,481
Applix, Inc. (a)	3,275	15,753
ARI Network Services, Inc. (a)	2,620	3,406
Artisoft, Inc. (a)	1,066	2,878
Ascential Software Corp. (a)	20,341	458,893
Aspen Technology, Inc. (a)	17,144	150,353
Atari, Inc. (a)	40,661	109,785
Authentidate Holding Corp. (a)	8,307	132,081
Avatech Solutions, Inc.	735	287
Axeda Systems, Inc. (a)	3,555	4,159
AXS-One, Inc. (a)	5,614	19,368
Barra, Inc.	6,695	211,830
BEA Systems, Inc. (a)	130,274	1,797,781
BindView Development Corp. (a)	17,684	70,736
Bitstream, Inc. Class A (a)	3,682	9,941
Borland Software Corp. (a)	22,780	211,854
Bottomline Technologies, Inc. (a)	7,799	75,884
BSQUARE Corp. (a)	11,321	15,057

	Shares	Value (Note 1)
Cadence Design Systems, Inc. (a)	84,765	$ 1,307,924
CAM Commerce Solutions, Inc. (a)	1,965	22,126
Captaris, Inc. (a)	10,666	60,050
Captiva Software Corp. (a)	2,433	28,636
Catapult Communications Corp. (a)	3,462	73,568
CCC Information Services Group, Inc. (a)	9,497	178,544
Click2learn, Inc. (a)	3,649	8,867
Concord Communications, Inc. (a)	4,320	79,920
Concur Technologies, Inc. (a)	8,963	109,349
Convera Corp. Class A (a)	8,548	34,619
Datakey, Inc. (a)	3,000	2,340
Datastream Systems, Inc. (a)	4,006	33,130
Datawatch Corp. (a)	1,560	11,482
Digimarc Corp. (a)	4,491	55,733
DocuCorp International, Inc. (a)	5,314	68,072
Dynamics Research Corp. (a)	2,901	51,638
E.piphany, Inc. (a)	21,168	147,118
ebix.com, Inc. (a)	421	6,542
Embarcadero Technologies, Inc. (a)	7,901	97,024
Epicor Software Corp. (a)	16,904	238,346
EPIQ Systems, Inc. (a)	7,558	133,248
ePlus, Inc. (a)	3,612	47,209
Evans & Sutherland Computer Corp. (a)	4,929	23,048
Evolving Systems, Inc. (a)	3,885	33,023
Extended Systems, Inc. (a)	5,520	29,096
FactSet Research Systems, Inc.	10,831	398,906
Fair, Isaac & Co., Inc.	14,679	875,456
FileNET Corp. (a)	10,997	311,215
Fonix Corp. (a)	595	312
Forgent Networks, Inc. (a)	9,544	18,802
Gensym Corp. (a)	4,023	4,063
Geoworks Corp. (a)	1,600	208
GraphOn Corp. (a)	7,300	7,373
Group 1 Software, Inc. (a)	3,437	50,696
Hyperion Solutions Corp. (a)	13,829	494,248
Inet Technologies, Inc. (a)	12,249	154,337
Informatica Corp. (a)	29,218	280,785
Information Architects Corp. (a)	586	117
Insignia Systems, Inc. (a)	4,959	8,976
Intellisync Corp. (a)	10,643	33,632
Interactive Intelligence, Inc. (a)	2,713	14,325
InterVideo, Inc.	4,632	46,186
Intervoice, Inc. (a)	8,885	107,864
Intrusion, Inc. (a)	6,269	5,517
Island Pacific, Inc. (a)	6,262	8,955
Jack Henry & Associates, Inc.	28,483	528,360
JDA Software Group, Inc. (a)	8,114	125,848
KFX, Inc. (a)	18,436	161,868
Kronos, Inc. (a)	10,588	356,286
Lawson Software, Inc. (a)	22,488	197,220
Level 8 Systems, Inc. (a)	8,282	3,147
Logility, Inc. (a)	7,206	34,733
Macromedia, Inc. (a)	18,117	371,399
Macrovision Corp. (a)	16,793	327,799
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Magma Design Automation, Inc. (a)	9,450	$ 225,099
Manhattan Associates, Inc. (a)	8,659	248,167
Manugistics Group, Inc. (a)	22,995	168,093
MAPICS, Inc. (a)	7,749	70,671
MapInfo Corp. (a)	5,123	69,673
Mediware Information Systems, Inc. (a)	1,310	21,221
Mentor Graphics Corp. (a)	24,191	406,167
Merge Technologies, Inc. (a)	5,082	72,825
MetaSolv, Inc. (a)	10,105	29,709
Micromuse, Inc. (a)	28,138	252,116
MICROS Systems, Inc. (a)	5,445	237,620
MicroStrategy, Inc. Class A (a)	4,168	260,250
Midway Games, Inc. (a)	12,618	61,197
Mobius Management Systems, Inc. (a)	6,867	67,159
Moldflow Corp. (a)	3,930	43,230
MRO Software, Inc. (a)	9,923	137,632
MSC.Software Corp. (a)	6,830	65,773
Nassda Corp. (a)	10,201	80,690
NEON Systems, Inc. (a)	1,123	3,706
Net Perceptions, Inc.	12,444	5,102
Netguru, Inc. (a)	1,800	2,286
NetIQ Corp. (a)	16,460	217,766
NetManage, Inc. (a)	1,259	10,450
NetScout Systems, Inc. (a)	9,644	66,736
Netsmart Technologies, Inc.	3,644	57,029
NetSol Technologies, Inc. (a)	880	1,804
Network Associates, Inc. (a)	50,416	884,297
NexPrise, Inc. (a)	293	571
Novadigm, Inc. (a)	4,678	28,255
Nuance Communications, Inc. (a)	8,715	65,101
NYFIX, Inc. (a)	11,873	77,768
Omtool Ltd. (a)	100	1,430
ONYX Software Corp. (a)	982	3,594
Open Solutions, Inc.	4,232	103,261
OpenTV Corp. Class A (a)	21,893	63,271
Opnet Technologies, Inc. (a)	6,308	104,460
Optika, Inc. (a)	4,772	17,847
PalmSource, Inc. (a)	2,695	52,148
PASW, Inc. (a)	3,300	231
Peerless Systems Corp. (a)	6,456	13,493
Pegasystems, Inc. (a)	8,702	77,535
Pervasive Software, Inc. (a)	3,743	25,116
Phoenix Technologies Ltd. (a)	6,540	32,046
Plato Learning, Inc. (a)	5,621	73,916
Portal Software, Inc. (a)	12,774	104,747
Progress Software Corp. (a)	11,094	230,866
QAD, Inc. (a)	13,833	212,060
QRS Corp. (a)	5,286	40,174
Quality Systems, Inc. (a)	2,869	129,248
Quest Software, Inc. (a)	31,965	504,088
Radiant Systems, Inc. (a)	6,737	48,170

	Shares	Value (Note 1)
Red Hat, Inc. (a)	56,089	$ 1,014,089
Renaissance Learning, Inc.	9,182	234,049
Reynolds & Reynolds Co. Class A	21,272	593,914
Ross Systems, Inc. (a)	1,113	20,715
Roxio, Inc. (a)	6,882	24,775
RSA Security, Inc. (a)	21,651	360,056
SAFLINK Corp. (a)	7,015	27,359
Sagent Technology, Inc. (a)	3,500	392
Sanchez Computer Associates, Inc. (a)	7,239	46,112
ScanSoft, Inc. (a)	35,410	192,985
Scientific Learning Corp. (a)	3,264	19,584
SciQuest, Inc. (a)	1,133	4,385
SCO Group, Inc. (a)	3,511	42,764
Secure Computing Corp. (a)	9,430	136,358
Segue Software, Inc. (a)	2,713	12,073
SERENA Software, Inc. (a)	11,431	236,736
Smith Micro Software, Inc. (a)	6,638	17,325
Sonic Foundry, Inc. (a)	10,711	26,885
Sonic Solutions, Inc. (a)	7,911	156,638
SPSS, Inc. (a)	4,238	86,667
SS&C Technologies, Inc.	4,452	226,206
StorageNetworks, Inc.	29,377	881
Sybase, Inc. (a)	30,481	655,646
Synopsys, Inc. (a)	49,578	1,461,559
Synplicity, Inc. (a)	6,924	49,714
Take-Two Interactive Software, Inc. (a)	14,219	445,055
TALX Corp.	3,423	65,516
Tangram Enterprise Solutions, Inc. (a)	2,900	493
TeleCommunication Systems, Inc. Class A (a)	3,743	26,500
TenFold Corp. (a)	6,737	21,895
THQ, Inc. (a)	11,571	218,692
TIBCO Software, Inc. (a)	68,403	548,592
TradeStation Group, Inc. (a)	11,535	87,435
Transaction Systems Architects, Inc. Class A (a)	10,910	196,271
Ulticom, Inc. (a)	16,864	170,006
Ultimate Software Group, Inc. (a)	5,716	74,765
VA Software Corp. (a)	13,984	53,279
Vasco Data Security International, Inc. (a)	5,790	12,738
Vastera, Inc. (a)	8,421	30,905
Verint Systems, Inc. (a)	8,627	225,682
Verisity Ltd. (a)	7,893	80,509
Verity, Inc. (a)	11,345	187,760
Versant Corp. (a)	3,088	6,639
Versata, Inc. (a)	616	1,232
Vertel Corp. (a)	3,600	396
Viewpoint Corp. (a)	6,830	9,289
Visual Networks, Inc. (a)	9,356	37,424
Voxware, Inc. (a)	6,500	520
WatchGuard Technologies, Inc. (a)	7,672	58,691
Wave Systems Corp. Class A (a)	14,715	22,367
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Wind River Systems, Inc. (a)	24,136	$ 236,291
Witness Systems, Inc. (a)	7,796	94,721
		26,934,410
TOTAL INFORMATION TECHNOLOGY		150,588,427
MATERIALS - 3.4%
Chemicals - 1.4%
A. Schulman, Inc.	10,960	204,623
Airgas, Inc.	23,232	482,064
Albemarle Corp.	12,576	355,272
Altair Nanotechnologies, Inc. (a)	15,064	48,657
American Pacific Corp.	6,762	54,569
American Vanguard Corp.	2,557	90,850
Arch Chemicals, Inc.	8,364	229,257
Balchem Corp.	842	20,419
Cabot Corp.	19,493	674,458
Calgon Carbon Corp.	9,644	68,280
Cambrex Corp.	9,584	263,272
Crompton Corp.	35,516	264,949
Cytec Industries, Inc.	12,040	418,872
Eden Bioscience Corp. (a)	11,228	19,312
Ethyl Corp. (a)	4,749	96,785
Ferro Corp.	13,467	350,142
FMC Corp. (a)	10,480	393,000
General Chemical Group, Inc. (a)	100	20
Georgia Gulf Corp.	10,177	276,916
H.B. Fuller Co.	8,778	239,639
Hawkins, Inc.	5,284	62,034
Headwaters, Inc. (a)	11,730	279,057
IMC Global, Inc.	34,128	385,646
Kronos Worldwide, Inc. (a)	9,001	290,282
Landec Corp. (a)	4,226	33,808
LESCO, Inc. (a)	4,008	48,096
LSB Industries, Inc. (a)	3,264	24,741
Lubrizol Corp.	16,126	504,099
Lyondell Chemical Co.	54,662	973,530
MacDermid, Inc.	10,165	386,270
Material Sciences Corp.	5,053	57,503
Millennium Chemicals, Inc.	20,940	279,968
Minerals Technologies, Inc.	5,994	326,253
Mississippi Chemical Corp. (a)	800	296
Nanophase Technologies Corp. (a)	5,146	49,916
NL Industries, Inc.	17,561	263,942
Olin Corp.	22,989	417,480
OM Group, Inc. (a)	8,429	258,939
OMNOVA Solutions, Inc. (a)	18,956	98,571
Penford Corp.	1,403	22,588
PolyOne Corp. (a)	28,806	165,635
Quaker Chemical Corp.	4,322	112,372
RPM, Inc.	38,721	628,829

	Shares	Value (Note 1)
Sensient Technologies Corp.	14,757	$ 291,451
Southwall Technologies, Inc. (a)	6,643	13,552
Spartech Corp.	10,195	240,908
Stepan Co.	3,010	73,745
Symyx Technologies, Inc. (a)	9,504	253,757
Terra Industries, Inc. (a)	19,563	90,968
The Scotts Co. Class A (a)	9,917	625,267
Valhi, Inc.	34,797	457,233
Valspar Corp.	15,788	787,348
W.R. Grace & Co. (a)	14,592	41,587
Wellman, Inc.	6,572	52,970
Zoltek Companies, Inc. (a)	2,526	18,945
		13,168,942
Construction Materials - 0.3%
Amcol International Corp.	8,346	150,645
Ameron International Corp.	2,216	85,737
Continental Materials Corp. (a)	749	20,747
Eagle Materials, Inc.	6,085	355,060
Florida Rock Industries, Inc.	13,678	600,464
Lafarge North America, Inc.	19,794	815,117
Martin Marietta Materials, Inc.	15,558	763,742
Texas Industries, Inc.	7,330	261,095
U.S. Concrete, Inc. (a)	11,868	69,784
		3,122,391
Containers & Packaging - 0.6%
AEP Industries, Inc. (a)	1,858	20,549
Anchor Glass Container Corp.	4,443	70,733
Aptargroup, Inc.	10,400	420,680
Caraustar Industries, Inc. (a)	11,241	134,667
Chesapeake Corp.	3,535	88,905
Constar International, Inc. (a)	2,862	15,054
Crown Holdings, Inc. (a)	54,043	508,004
EarthShell Corp. (a)	2,058	3,108
Graphic Packaging Corp. (a)	8,758	39,849
Greif Brothers Corp. Class A	7,628	273,082
Longview Fibre Co.	18,356	238,261
Mod-Pacific Corp. (a)	1,684	13,169
Myers Industries, Inc.	7,935	97,521
Owens-Illinois, Inc. (a)	47,525	635,885
Packaging Corp. of America	30,718	723,716
Packaging Dynamics Corp.	5,375	64,339
Rock-Tenn Co. Class A	12,646	185,896
Silgan Holdings, Inc. (a)	5,378	239,536
Smurfit-Stone Container Corp. (a)	78,119	1,449,889
Sonoco Products Co.	29,194	728,390
		5,951,233
Metals & Mining - 0.9%
A.M. Castle & Co. (a)	5,414	41,146
AK Steel Holding Corp. (a)	32,982	160,293
Alliance Resource Partners LP	3,475	129,444
Arch Coal, Inc.	16,832	492,841
Brush Engineered Materials, Inc. (a)	3,773	75,649
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Canyon Resources Corp. (a)	8,249	$ 41,987
Carpenter Technology Corp.	7,522	256,952
Century Aluminum Co. (a)	5,988	162,874
Cleveland-Cliffs, Inc. (a)	3,368	199,217
Coeur d'Alene Mines Corp. (a)	63,951	452,773
Commercial Metals Co.	9,066	269,260
Commonwealth Industries, Inc.	2,713	17,664
CONSOL Energy, Inc.	29,572	746,102
Gibraltar Steel Corp.	5,935	144,042
Glamis Gold Ltd. (a)	39,623	614,469
Gold Reserve, Inc. (a)	6,556	24,388
GrafTech International Ltd. (a)	29,353	398,320
Hecla Mining Co. (a)	34,041	260,754
IMCO Recycling, Inc. (a)	4,721	43,386
International Steel Group, Inc.	5,421	212,557
Liquidmetal Technologies (a)	10,105	37,287
Massey Energy Co.	24,375	513,581
Meridian Gold, Inc. (a)	28,888	365,791
MK Gold Co. (a)	17,047	50,630
National Steel Corp. Class B (a)	1,400	3
Natural Resource Partners LP	2,339	92,086
NN, Inc.	5,189	61,230
Northwest Pipe Co. (a)	2,655	37,701
Olympic Steel, Inc. (a)	468	4,736
Oregon Steel Mills, Inc. (a)	9,076	54,365
Peabody Energy Corp.	16,179	692,461
Penn Virginia Resource Partners LP	2,552	87,457
Quanex Corp.	5,673	264,078
Roanoke Electric Steel Corp.	4,310	53,660
Rock of Ages Corp. Class A	600	4,110
Royal Gold, Inc.	8,255	140,657
RTI International Metals, Inc. (a)	5,023	85,291
Ryerson Tull, Inc.	9,376	127,232
Schnitzer Steel Industries, Inc. Class A	4,325	209,763
Southern Peru Copper Corp.	4,277	161,671
Steel Dynamics, Inc. (a)	15,558	377,282
Steel Technologies, Inc.	3,368	57,829
Stillwater Mining Co. (a)	32,211	391,042
Titanium Metals Corp. (a)	964	83,386
Universal Stainless & Alloy Products, Inc. (a)	384	3,564
USEC, Inc.	29,036	243,322
Weirton Steel Corp. (a)	9,000	153
Westmoreland Coal Co.	1,123	19,147
Wheeling Pittsburgh Corp. (a)	3,638	78,508
WHX Corp. (a)	1,033	3,708
		9,045,849
Paper & Forest Products - 0.2%
Bowater, Inc.	16,712	767,081
Buckeye Technologies, Inc. (a)	8,328	78,366

	Shares	Value (Note 1)
Deltic Timber Corp.	4,683	$ 156,787
MAXXAM, Inc. (a)	2,331	62,797
P.H. Glatfelter Co.	14,870	173,236
Pope & Talbot, Inc.	3,531	60,733
Potlatch Corp.	8,981	380,794
Schweitzer-Mauduit International, Inc.	3,744	124,862
Wausau-Mosinee Paper Corp.	18,162	246,277
		2,050,933
TOTAL MATERIALS		33,339,348
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Acceris Communications, Inc. (a)	275	853
Alaska Communication Systems Group, Inc. (a)	8,561	37,240
Allegiance Telecom, Inc. (a)	15,750	362
Atlantic Tele-Network, Inc.	2,585	80,135
Choice One Communications, Inc. (a)	9,422	8,009
Cincinnati Bell, Inc. (a)	84,541	435,386
Cogent Communications Group, Inc. (a)	1,745	3,682
Commonwealth Telephone Enterprises, Inc. (a)	7,447	305,699
Covad Communications Group, Inc. (a)	77,314	255,909
Covista Communications, Inc. (a)	5,014	16,546
CT Communications, Inc.	6,082	72,923
D&E Communications, Inc.	5,104	72,936
Dial-Thru Intl Corp. (a)	4,800	768
eLEC Communications Corp. (a)	14,200	1,846
Focal Communications Corp. (a)	388	0
General Communications, Inc. Class A (a)	18,974	177,217
Global Crossing Ltd. (a)	6,900	186,300
HickoryTech Corp.	2,807	34,498
Hungarian Telephone & Cable Corp. (a)	3,053	30,499
IDT Corp. (a)	5,854	117,665
Infonet Services Corp. Class B (a)	98,341	188,815
Level 3 Communications, Inc. (a)	206,987	890,044
Lynch Interactive Corp. (a)	597	17,731
McLeodUSA, Inc. Class A (a)	39,932	67,485
North Pittsburgh Systems, Inc.	5,561	108,328
Pac-West Telecomm, Inc. (a)	6,849	14,794
Primus Telecommunications Group, Inc. (a)	28,517	215,874
PTEK Holdings, Inc. (a)	16,773	165,717
rStar Corp. (a)	18,050	9,567
Shenandoah Telecommunications Co.	1,468	37,507
SureWest Communications	5,402	176,051
Talk America Holdings, Inc. (a)	5,771	67,521
Time Warner Telecom, Inc. Class A (a)	14,708	101,926
U.S. LEC Corp. Class A (a)	5,708	40,241
Warwick Valley Telephone Co.	842	22,524
WorldPort Communications, Inc. (a)	13,006	7,674
WorldQuest Networks, Inc. (a)	1,740	6,734
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
XETA Technologies, Inc. (a)	3,181	$ 22,299
Z-Tel Technologies, Inc. (a)	12,257	43,512
		4,042,817
Wireless Telecommunication Services - 0.7%
Aether Systems, Inc. (a)	10,666	46,397
AirGate PCS, Inc. (a)	1,141	22,809
Alamosa Holdings, Inc. (a)	29,170	167,728
American Tower Corp. Class A (a)	65,495	723,720
At Road, Inc. (a)	15,022	179,513
Boston Communications Group, Inc. (a)	3,762	40,479
Centennial Communications Corp. Class A (a)	29,997	202,480
Crown Castle International Corp. (a)	67,670	815,424
Dobson Communications Corp. Class A (a)	33,825	136,653
EMS Technologies, Inc. (a)	5,416	128,792
GoAmerica, Inc. (a)	9,500	4,370
LCC International, Inc. (a)	9,142	59,880
Leap Wireless International, Inc. (a)	9,150	467
Metro One Telecommunications, Inc. (a)	6,550	15,393
Minorplanet Systems USA, Inc. (a)	232	234
Nextel Partners, Inc. Class A (a)	56,228	720,843
Price Communications Corp. (a)	18,996	287,599
Rural Cellular Corp. Class A (a)	3,181	32,923
SBA Communications Corp. Class A (a)	10,479	46,317
SPEEDUS Corp. (a)	1,900	5,206
Telephone & Data Systems, Inc.	18,287	1,317,578
Triton PCS Holdings, Inc. Class A (a)	20,145	112,208
U.S. Cellular Corp. (a)	27,843	1,151,308
U.S. Unwired, Inc. Class A (a)	44,106	78,509
Ubiquitel, Inc. (a)	23,391	84,442
Western Wireless Corp. Class A (a)	27,902	672,159
Wireless Facilities, Inc. (a)	21,324	278,705
		7,332,136
TOTAL TELECOMMUNICATION SERVICES		11,374,953
UTILITIES - 2.9%
Electric Utilities - 1.3%
Alliant Energy Corp.	33,838	871,329
Black Hills Corp.	11,665	356,949
Capital Rock Energy Corp. (a)	485	15,743
Central Vermont Public Service Corp.	4,526	100,025
CH Energy Group, Inc.	5,737	282,260
Cleco Corp.	15,068	285,840
DPL, Inc.	38,564	771,280
Duquesne Light Holdings, Inc.	22,692	452,252
El Paso Electric Co. (a)	12,470	169,717
Empire District Electric Co.	6,097	138,829
Great Plains Energy, Inc.	20,634	714,968

	Shares	Value (Note 1)
Green Mountain Power Corp.	3,042	$ 79,913
Hawaiian Electric Industries, Inc.	11,612	614,855
IDACORP, Inc.	11,735	366,719
MGE Energy, Inc.	5,164	160,600
Northeast Utilities	42,261	813,102
NSTAR	16,582	848,169
OGE Energy Corp.	28,909	744,407
Otter Tail Corp.	8,369	223,452
Pepco Holdings, Inc.	52,617	1,118,111
PNM Resources, Inc.	12,301	374,688
Puget Energy, Inc.	27,192	611,820
Texas Genco Holdings, Inc.	4,869	179,374
UIL Holdings Corp.	4,934	237,375
Unisource Energy Corp.	11,259	274,157
Unitil Corp.	2,839	74,722
Wisconsin Energy Corp.	34,552	1,116,721
WPS Resources Corp.	10,535	500,939
		12,498,316
Gas Utilities - 0.5%
AGL Resources, Inc.	19,879	570,130
Atmos Energy Corp.	17,576	463,128
Cascade Natural Gas Corp.	4,582	97,917
Chesapeake Utilities Corp.	3,068	78,848
Crosstex Energy LP	423	22,081
Delta Natural Gas Co., Inc.	2,782	71,581
EnergySouth, Inc.	936	33,312
Inergy LP	2,246	52,444
Kinder Morgan Management LLC	11,472	494,673
Laclede Group, Inc.	5,941	183,993
New Jersey Resources Corp.	8,052	313,223
Northwest Natural Gas Co.	7,811	249,718
NUI Corp.	4,101	70,168
Piedmont Natural Gas Co., Inc.	11,783	491,940
SEMCO Energy, Inc.	5,396	30,487
South Jersey Industries, Inc.	3,868	162,843
Southern Union Co.	23,233	451,185
Southwest Gas Corp.	11,304	265,305
TC Pipelines LP	5,010	168,887
UGI Corp.	13,500	446,850
WGL Holdings, Inc.	16,887	489,385
		5,208,098
Multi-Utilities & Unregulated Power - 1.0%
Aquila, Inc. (a)	68,499	270,571
Avista Corp.	15,250	275,568
Energen Corp.	10,770	447,170
Energy East Corp.	47,137	1,138,830
Equitable Resources, Inc.	20,541	885,112
Florida Public Utilities Co.	3,897	70,925
MDU Resources Group, Inc.	36,887	854,672
National Fuel Gas Co.	26,200	662,860
ONEOK, Inc.	33,870	752,253
Questar Corp.	27,278	977,916
Reliant Resources, Inc. (a)	95,424	725,222
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
SCANA Corp.	35,944	$ 1,257,681
Sierra Pacific Resources (a)	33,340	268,720
Vectren Corp.	25,387	632,390
Westar Energy, Inc.	21,332	410,641
		9,630,531
Water Utilities - 0.1%
American States Water Co.	4,339	106,739
Aqua America, Inc.	30,200	652,622
Artesian Resources Corp. Class A	2,509	70,004
California Water Service Group	5,839	171,959
Connecticut Water Service, Inc.	1,871	54,540
Middlesex Water Co.	2,120	42,782
SJW Corp.	749	81,267
Southwest Water Co.	6,352	96,487
		1,276,400
TOTAL UTILITIES		28,613,345
TOTAL COMMON STOCKS (Cost $919,796,337)		967,592,898
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. 8% 1/2/07 pay-in-kind	$ 481	24
TOTAL NONCONVERTIBLE BONDS (Cost $101)		24
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 0.92% 5/6/04 (c) (Cost $1,597,260)	1,600,000	1,597,245
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 1.08% (b)	12,698,743	$ 12,698,743
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	74,932,899	74,932,899
TOTAL MONEY MARKET FUNDS (Cost $87,631,642)		87,631,642
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $1,009,025,340)	1,056,821,809
NET OTHER ASSETS - (7.2)%	(71,073,321)
NET ASSETS - 100%	$ 985,748,488
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 Nasdaq 100 E-Mini Index Contracts	March 2004	$ 206,010	$ (2,314)
35 Russell 2000 Index Contracts	March 2004	10,248,000	(81,800)
13 S&P 500 E-Mini Index Contracts	March 2004	743,990	(4,149)
4 S&P 500 Index Contracts	March 2004	1,144,600	(2,645)
16 S&P MidCap 400 Index Contracts	March 2004	4,812,000	(2,180)
		$ 17,154,600	$ (93,088)

The face value of futures purchased as a percentage of net assets - 1.7%
Swap Agreements
Notional Amount
Equity Total Return Swap
Receive monthly a return equal to that of Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	August 2005	$ 441,494	$ 4,267
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,098,106.
Other Information

Purchases of securities, other than short-term securities, aggregated $403,182,313. Sales of securities, other than short-term securities, aggregated $121,341,175 of which $56,882,242 represents the value of securities delivered in redemption of fund shares. The realized gain of $25,759,101 on securities delivered in redemption of fund shares is recorded in the accompanying Statement of Operations as realized gain or loss and is not taxable to the fund.

Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $24,246,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $69,655,945) (cost $1,009,025,340) - See accompanying schedule		$ 1,056,821,809
Cash		129,992
Receivable for investments sold Regular delivery		3,716,583
Delayed delivery		355,460
Receivable for fund shares sold		2,027,756
Dividends receivable		555,685
Interest receivable		13,643
Receivable for daily variation on futures contracts		132,997
Unrealized gain on swap agreements		4,267
Prepaid expenses		3,198
Receivable from investment adviser for expense reductions		44,000
Other affiliated receivables		147
Other receivables		38,012
Total assets		1,063,843,549

Liabilities
Payable for investments purchased	$ 2,314,812
Payable for fund shares redeemed	438,021
Accrued management fee	193,149
Other affiliated payables	118,212
Other payables and accrued expenses	97,968
Collateral on securities loaned, at value	74,932,899
Total liabilities		78,095,061

Net Assets		$ 985,748,488
Net Assets consist of:
Paid in capital		$ 970,520,344
Undistributed net investment income		1,030,650
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,520,935)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,718,429
Net Assets, for 34,275,144 shares outstanding		$ 985,748,488
Net Asset Value, offering price and redemption price per share ($985,748,488 ÷ 34,275,144 shares)		$ 28.76

Statement of Operations

	Year ended February 29, 2004

Investment Income
Dividends		$ 7,569,847
Interest		334,741
Security lending		461,730
Total income		8,366,318

Expenses
Management fee	$ 1,658,461
Transfer agent fees	938,705
Accounting and security lending fees	219,354
Non-interested trustees' compensation	2,845
Custodian fees and expenses	64,887
Registration fees	91,928
Audit	51,299
Legal	5,155
Miscellaneous	4,749
Total expenses before reductions	3,037,383
Expense reductions	(289,614)	2,747,769
Net investment income (loss)		5,618,549
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	22,450,808
Foreign currency transactions	(3,514)
Futures contracts	13,315,448
Swap agreements	339,249
Total net realized gain (loss)		36,101,991
Change in net unrealized appreciation (depreciation) on: Investment securities	250,218,497
Assets and liabilities in foreign currencies	7,875
Futures contracts	105,534
Swap agreements	(65,066)
Total change in net unrealized appreciation (depreciation)		250,266,840
Net gain (loss)		286,368,831
Net increase (decrease) in net assets resulting from operations		$ 291,987,380

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,618,549	$ 3,990,879
Net realized gain (loss)	36,101,991	(26,239,748)
Change in net unrealized appreciation (depreciation)	250,266,840	(73,088,808)
Net increase (decrease) in net assets resulting from operations	291,987,380	(95,337,677)
Distributions to shareholders from net investment income	(4,619,688)	(4,322,913)
Share transactions Net proceeds from sales of shares	471,068,211	199,115,646
Reinvestment of distributions	4,422,385	4,142,144
Cost of shares redeemed	(198,986,420)	(128,752,604)
Net increase (decrease) in net assets resulting from share transactions	276,504,176	74,505,186
Redemption fees	162,472	92,129
Total increase (decrease) in net assets	564,034,340	(25,063,275)

Net Assets
Beginning of period	421,714,148	446,777,423
End of period (including undistributed net investment income of $1,030,650 and undistributed net investment income of $5,462, respectively)	$ 985,748,488	$ 421,714,148
Other Information Shares
Sold	19,303,760	9,427,385
Issued in reinvestment of distributions	165,235	212,488
Redeemed	(8,255,059)	(6,358,542)
Net increase (decrease)	11,213,936	3,281,331

Financial Highlights

Years ended February 28,	2004 D	2003	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 18.29	$ 22.59	$ 24.77	$ 38.50	$ 25.67
Income from Investment Operations
Net investment income (loss) B	.20	.18	.24	.27	.37
Net realized and unrealized gain (loss)	10.40	(4.29)	(1.81)	(12.10)	13.78
Total from investment operations	10.60	(4.11)	(1.57)	(11.83)	14.15
Distributions from net investment income	(.14)	(.19)	(.25)	(.21)	(.24)
Distributions from net realized gain	-	-	(.37)	(1.71)	(1.12)
Total distributions	(.14)	(.19)	(.62)	(1.92)	(1.36)
Redemption fees added to paid in capital B	.01	- E	.01	.02	.04
Net asset value, end of period	$ 28.76	$ 18.29	$ 22.59	$ 24.77	$ 38.50
Total Return A	58.07%	(18.25)%	(6.19)%	(31.29)%	57.35%
Ratios to Average Net Assets C
Expenses before expense reductions	.44%	.45%	.45%	.44%	.55%
Expenses net of voluntary waivers, if any	.40%	.30%	.25%	.25%	.27%
Expenses net of all reductions	.40%	.30%	.25%	.24%	.27%
Net investment income (loss)	.82%	.88%	1.05%	.88%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 985,748	$ 421,714	$ 446,777	$ 437,211	$ 458,782
Portfolio turnover rate	18%	18%	34%	45%	33%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. D For the year ended February 29. E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Life of fundA
Spartan International Index Fund	53.55%	1.24%	3.67%

A From November 5, 1997

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund on November 5, 1997, when the fund started. The chart shows what the value of your investment would have been, and also shows how the MSCI EAFE Index did over the same period.

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Comments from Jacques Perold, Portfolio Manager of Spartan® International Index Fund

Although U.S. equities enjoyed a remarkable year for the period ending February 29, 2004, international stock benchmarks surged even higher. The outperformance was partly attributable to the weak U.S. dollar, which pushed international returns higher when converted into U.S. currency. Similar to the domestic recovery, investors in international equities were encouraged by improved corporate earnings, favorable interest rates and the easing of geopolitical tensions. The Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index - a proxy for stock markets outside the United States and Canada - gained 54.01% during the past year, a full 15 percentage points higher than the Standard & Poor's 500SM Index, a common benchmark of domestic equity performance. Emerging-markets stocks led the rally overseas, particularly in Latin America, where the MSCI Emerging Markets Latin America index rose 94.32%. Elsewhere, the MSCI Europe index gained 57.04%, while, in Japan, increased capital spending, exports and machinery orders helped the Tokyo Stock Exchange Stock Price Index (TOPIX) advance 44.70%. Following the SARS epidemic, other Asian markets also rebounded, lifting the MSCI Golden Dragon Plus index - a performance representation of the equity markets in China, Taiwan and Hong Kong - to a 64.82% return. Canadian equities, as measured by the S&P/TSX Composite Index, posted an impressive 51.58% increase.

The fund gained 53.55% during the 12 months ending February 29, 2004. This result was in line with the 54.01% gain of the MSCI EAFE Index. In addition, the LipperSM International Funds Average returned 49.90% during the same time frame. Financial stock HSBC Holdings was among the fund's top absolute performers. HSBC, based in the United Kingdom, saw improved earnings from the global stock market recovery. In the energy sector, British Petroleum was helped from steadily rising oil prices. Swiss health care company Roche also was one of the fund's top contributors. Roche benefited from strong earnings growth in its pharmaceuticals business. As investors became more comfortable assuming risk, a number of telecommunications equipment makers - including Finland's Nokia and Sweden's Ericsson - encountered a much more favorable business environment during the past 12 months, and their shares rallied. On the negative side, a notable detractor was Italian dairy and food giant Parmalat, whose stock collapsed after massive accounting fraud at the company was revealed. Another laggard was Ashikaga Financial Group, a Japanese regional bank that lost nearly all of its value after declining into insolvency.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	2.2	2.2
BP PLC (United Kingdom, Oil & Gas)	2.2	2.5
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.1	2.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.6	1.8
Total SA Series B (France, Oil & Gas)	1.4	1.6
Nestle SA (Reg.) (Switzerland, Food Products)	1.4	1.4
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.4	1.5
Nokia Corp. (Finland, Communications Equipment)	1.3	1.3
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	1.3	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.2
	16.1
Market Sectors as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	24.6
Consumer Discretionary	12.5	12.8
Health Care	8.7	8.6
Consumer Staples	8.5	8.4
Industrials	8.4	8.8
Telecommunication Services	7.8	7.2
Energy	7.5	8.2
Information Technology	6.5	7.2
Materials	6.5	6.6
Utilities	4.6	4.5
Geographic Diversification (% of fund's net assets)
As of February 29, 2004
United Kingdom	26.0%
Japan	20.7%
France	9.2%
Switzerland	7.3%
Germany	6.8%
Netherlands	5.3%
Australia	5.1%
Italy	3.8%
Spain	3.6%
Other	12.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of August 31, 2003
United Kingdom	25.9%
Japan	22.5%
France	8.9%
Switzerland	7.2%
Germany	6.2%
Netherlands	5.4%
Australia	4.9%
Italy	3.7%
Spain	3.5%
Other	11.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Showing Percentage of Net Assets

Investments February 29, 2004

Common Stocks - 97.0%
	Shares	Value (Note 1)
Australia - 4.7%
Alumina Ltd.	74,481	$ 316,881
Amcor Ltd.	55,235	329,425
AMP Ltd.	117,463	445,231
Ansell Ltd.	25,930	140,808
Aristocrat Leisure Ltd.	14,914	27,804
Australia & New Zealand Banking Group Ltd.	125,549	1,747,161
Australian Gas Light Co.	28,884	254,713
Australian Stock Exchange Ltd.	5,029	65,433
BHP Billiton Ltd.	266,740	2,548,700
BHP Steel Ltd.	63,259	289,200
Boral Ltd.	32,642	155,036
Brambles Industries Ltd.	71,557	293,924
Centro Properties Group	63,321	205,724
CFS Gandel Retail Trust	72,092	77,516
Coca-Cola Amatil Ltd.	36,000	183,517
Cochlear Ltd.	2,616	46,644
Coles Myer Ltd.	88,014	531,049
Commonwealth Bank of Australia	89,864	2,202,213
Commonwealth Property Office Fund	140,853	127,480
Computershare Ltd.	15,832	41,517
CSL Ltd.	16,248	251,373
CSR Ltd.	54,984	77,410
Deutsche Office Trust	167,020	143,410
Fosters Group Ltd.	157,981	534,041
Futuris Corp. Ltd.	28,182	37,060
General Property Trust	134,594	310,263
Harvey Norman Holdings Ltd.	34,020	73,685
Iluka Resources Ltd.	11,642	37,283
Insurance Australia Group Ltd.	106,659	371,277
Investa Property Group	70,088	105,722
John Fairfax Holdings Ltd.	58,906	154,471
Leighton Holdings Ltd.	6,676	56,548
Lend Lease Corp. Ltd.	28,282	216,588
Lion Nathan Ltd.	14,492	67,486
Macquarie Bank Ltd.	13,139	336,418
Macquarie Goodman Industrial Trust	121,709	158,169
Macquarie Infrastructure Group	116,788	267,410
Mayne Group Ltd.	39,339	97,378
Mirvac Group	59,962	213,828
National Australia Bank Ltd.	107,210	2,568,752
Newcrest Mining Ltd.	26,554	236,220
News Corp. Ltd.	104,600	979,317
OneSteel Ltd.	55,323	89,442
Orica Ltd.	24,232	258,864
Origin Energy Ltd.	59,100	256,471
Paperlinx Ltd.	51,762	180,182
Patrick Corp. Ltd.	44,490	171,732
Publishing & Broadcasting Ltd.	6,478	61,987
QBE Insurance Group Ltd.	54,124	462,219
Rinker Group Ltd.	63,756	346,709
Rio Tinto Ltd.	23,449	655,180

	Shares	Value (Note 1)
Santos Ltd.	41,420	$ 194,485
Sonic Healthcare Ltd.	11,485	71,074
Southcorp Ltd.	39,171	90,296
Stockland	79,860	331,118
Stockland New	2,762	10,857
Suncorp-Metway Ltd.	35,209	369,864
TAB Ltd.	23,647	83,229
Tabcorp Holdings Ltd.	29,213	255,806
Telstra Corp. Ltd.	133,591	493,962
Toll Holdings Ltd.	10,737	80,647
Transurban Group unit	45,000	156,644
Wesfarmers Ltd.	25,933	551,663
Westfield Holdings Ltd.	27,700	276,413
Westfield Trust	132,987	364,167
Westfield Trust New	4,782	13,086
Westpac Banking Corp.	121,499	1,583,657
WMC Resources Ltd. (a)	77,616	314,008
Woodside Petroleum Ltd.	38,138	449,015
Woolworths Ltd.	71,025	644,462
TOTAL AUSTRALIA		26,141,324
Austria - 0.2%
Bank Austria Creditanstalt AG	2,000	107,453
Boehler-Uddeholm AG	271	20,655
Erste Bank der Oesterreichischen Sparkassen AG	2,034	285,651
Flughafen Wien AG	1,669	92,797
Immofinanz Immobilien Anlagen AG (a)	14,779	117,257
Mayr-Melnhof Karton AG	209	25,604
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	175	26,238
OMV AG	1,325	214,804
RHI AG (a)	250	5,404
Telekom Austria AG (a)	17,389	253,116
VA Technologie AG (a)	444	18,152
voestalpine AG	1,131	52,074
Wienerberger AG	5,363	170,200
TOTAL AUSTRIA		1,389,405
Belgium - 1.1%
Agfa-Gevaert NV	8,790	254,798
Barco NV	359	32,834
Bekaert SA	891	51,644
Cofinimmo SA	490	72,611
Colruyt NV	961	110,106
Compagnie Maritime Belge SA (CMB)	169	17,769
D'ieteren SA	140	29,300
Delhaize Group	6,482	354,490
Dexia SA	43,212	805,549
Electrabel SA	2,097	698,256
Fortis	73,086	1,699,415
Fortis (strip VVPR) (a)	1,764	22
Groupe Bruxelles Lambert SA (GBL)	5,388	323,811
Interbrew SA	10,812	326,919
Common Stocks - continued
	Shares	Value (Note 1)
Belgium - continued
KBC Bancassurance Holding NV	6,398	$ 367,403
Mobistar SA (a)	1,079	72,598
Omega Pharma SA	607	25,096
Solvay SA	4,014	341,040
UCB SA	7,109	264,516
Umicore SA	1,923	129,625
TOTAL BELGIUM		5,977,802
Bermuda - 0.0%
SCMP Group Ltd.	46,000	20,535
Denmark - 0.8%
A.P. Moller - Maersk AS Series B	82	692,888
Bang & Olufsen AS Series B	550	29,277
Carlsberg AS Series B	1,111	54,762
Coloplast AS Series B	830	79,318
Danisco AS	4,425	218,854
Danske Bank AS	33,384	786,382
DSV de Sammensluttede Vognmaend AS	769	34,424
East Asiatic Co. Ltd.	916	41,465
FLS Industries (a)	1,400	15,022
GN Store Nordic AS (a)	24,265	180,220
Group 4 Falck AS	4,128	116,962
H. Lundbeck AS	4,135	83,537
ISS AS	4,186	235,105
Kobenhaven Lufthave AS	305	40,397
NEG Micon AS (a)	1,000	19,113
NKT Holding AS	900	18,560
Novo Nordisk AS Series B	18,830	877,635
Novozymes AS Series B	4,993	206,765
TDC AS	8,973	363,307
Topdanmark AS (a)	1,465	80,930
Vestas Wind Systems AS	11,771	224,976
William Demant Holding AS (a)	1,467	49,436
TOTAL DENMARK		4,449,335
Finland - 1.8%
Amer Group PLC (A Shares)	1,100	54,151
Elisa Corp. (A Shares) (a)	13,300	225,170
Fortum Oyj	24,225	257,883
KCI Konecranes Oyj	700	24,927
Kesko Oyj	3,900	78,697
Kone Oyj (B Shares)	2,800	174,923
Metso Corp.	4,807	64,746
Nokia Corp.	333,750	7,265,739
Nokian Tyres Ltd.	500	42,494
Orion-Yhtyma Oyj (B Shares)	1,800	46,622
Outokumpu Oyj (A Shares)	6,125	83,799
Pohjola Group PLC (D Shares)	800	22,420
Rautaruukki Oyj (K Shares)	4,000	33,785
Sampo Oyj (A Shares)	24,005	270,837
Stora Enso Oyj (R Shares)	42,945	573,316
TietoEnator Oyj	4,800	155,931

	Shares	Value (Note 1)
UPM-Kymmene Corp.	38,918	$ 765,517
Uponor Oyj	1,600	53,576
Wartsila Oyj (B Shares)	2,100	49,066
TOTAL FINLAND		10,243,599
France - 9.2%
Accor SA	13,510	596,035
Air France Compagnie (Reg.)	3,776	77,940
Alcatel SA (RFD) (a)	82,596	1,337,229
Alstom SA (a)	68,771	184,741
Atos Origin SA (a)	2,191	153,850
Autoroutes du Sud de la France	6,580	236,200
Aventis SA (France)	47,669	3,682,430
AXA SA	98,913	2,284,890
BIC SA	1,963	85,328
BNP Paribas SA	56,702	3,602,535
Bouygues SA	12,686	469,809
Business Objects SA (a)	3,597	108,881
Cap Gemini SA (a)	8,963	373,593
Carrefour SA	40,910	2,226,058
Casino Guichard Perrachon et Compagnie	2,746	273,793
CNP Assurances	1,699	98,584
Compagnie de St. Gobain	22,794	1,203,278
Credit Agricole SA	44,640	1,154,552
Dassault Systemes SA	3,819	167,485
Essilor International SA	5,979	344,762
France Telecom SA (a)	76,950	2,129,976
Gecina SA	1,466	111,275
Groupe Danone	8,541	1,497,219
Hermes International SA	454	90,363
Imerys	451	99,345
Klepierre SA	1,103	75,384
L'Air Liquide SA	7,243	1,290,497
L'Oreal SA	23,873	1,973,130
Lafarge SA (Bearer)	11,348	982,588
Lagardere S.C.A. (Reg.)	9,664	588,641
Louis Vuitton Moet Hennessy (LVMH)	17,724	1,361,933
Michelin SA (Compagnie Generale des Etablissements) Series B	10,618	514,746
Pernod-Ricard	3,305	407,781
Peugeot Citroen SA	13,733	687,206
Pinault Printemps-Redoute SA	5,304	575,893
Publicis Groupe SA	7,279	253,016
Renault SA	12,637	886,569
Sagem SA	1,099	123,789
Sanofi-Synthelabo SA	24,860	1,705,396
Schneider Electric SA	14,102	942,656
Societe Generale Series A	22,426	2,002,041
Sodexho Alliance SA	7,700	253,603
Suez SA (France)	57,789	1,290,294
Technip-Coflexip SA	1,941	271,620
Television Francaise 1 SA	8,359	289,303
Thales SA	7,226	276,453
Common Stocks - continued
	Shares	Value (Note 1)
France - continued
Thomson SA	16,579	$ 316,312
Total SA:
(strip VVPR) (a)	774	10
Series B	43,300	7,966,334
Unibail (Reg.)	3,052	307,926
Valeo SA	5,813	269,096
Veolia Environnement	18,854	566,549
Vinci SA	4,209	384,428
Vivendi Universal SA (a)	64,400	1,857,940
Wanadoo SA (a)	31,535	345,550
Zodiac SA	1,960	61,297
TOTAL FRANCE		51,418,132
Germany - 6.6%
Adidas-Salomon AG	2,966	335,381
Allianz AG (Reg.)	20,293	2,546,772
Altana AG	4,972	306,203
BASF AG	39,049	2,087,560
Bayer AG	46,328	1,323,128
Bayerische Hypo-und Vereinsbank AG (a)	24,825	547,771
Beiersdorf AG	1,750	193,290
Celesio AG	1,556	82,043
Commerzbank AG	36,500	712,805
Continental AG	10,322	425,208
DaimlerChrysler AG (Reg.)	59,400	2,668,842
Deutsche Bank AG	36,063	3,120,171
Deutsche Boerse AG	8,021	463,911
Deutsche Lufthansa AG (Reg.)	16,505	296,959
Deutsche Post AG	28,829	688,710
Deutsche Telekom AG (Reg.) (a)	177,505	3,491,524
Douglas Holding AG	1,634	50,897
E.On AG	44,615	3,038,281
Epcos AG (a)	2,900	69,533
Fresenius Medical Care AG	3,242	218,496
HeidelbergCement AG (a)	4,335	194,989
HeidelbergCement AG (strip VVPR) (a)	239	3
Hypo Real Estate Holding AG (a)	8,981	258,090
Infineon Technologies AG (a)	42,387	597,657
Karstadt Quelle AG	2,050	51,714
Linde AG	5,776	305,199
MAN AG	8,950	315,013
Merck KGaA	4,653	206,386
Metro AG	11,467	515,931
MLP AG (a)	2,500	57,787
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	10,495	1,230,653
Puma AG	1,381	284,568
RWE AG	30,011	1,332,652
SAP AG	13,902	2,202,077
Schering AG	11,759	589,479
Siemens AG (Reg.)	56,076	4,362,713

	Shares	Value (Note 1)
Suedzucker AG (Bearer)	2,585	$ 50,127
Thyssenkrupp AG	19,855	386,754
TUI AG	11,000	254,538
Volkswagen AG	16,833	795,009
TOTAL GERMANY		36,658,824
Greece - 0.4%
Alpha Bank AE	10,528	320,700
Aluminium of Greece SA	430	8,618
Bank of Piraeus (Reg.)	15,325	186,117
Coca-Cola Hellenic Bottling Co. SA (Bearer)	4,451	105,665
Commercial Bank of Greece	2,750	72,156
Cosmote Mobile Telecommunications SA	7,206	118,487
EFG Eurobank Ergasias SA	12,560	261,761
Folli Follie SA	730	21,872
Greek Organization of Football Prognostics SA (a)	10,695	196,969
Hellenic Duty Free Shops SA	1,170	24,033
Hellenic Petroleum SA	6,420	61,605
Hellenic Technodomiki Tev SA	5,200	28,457
Hellenic Telecommunication Organization SA (OTE)	20,028	307,795
Intracom SA (Reg.)	5,790	37,184
National Bank of Greece SA	15,347	421,473
Public Power Corp. of Greece	7,060	190,536
Technical Olympic SA (Reg.)	3,590	14,085
Titan Cement Co. (Reg.)	1,665	72,895
Viohalco SA	5,200	35,344
TOTAL GREECE		2,485,752
Hong Kong - 1.7%
ASM Pacific Technology Ltd.	7,329	33,424
Bank of East Asia Ltd.	94,382	306,758
BOC Hong Kong Holdings Ltd.	243,566	497,508
Cathay Pacific Airways Ltd.	57,327	116,728
Cheung Kong Holdings Ltd.	104,449	996,292
Cheung Kong Infrastructure Holdings Ltd.	20,450	52,148
CLP Holdings Ltd.	116,157	598,378
Esprit Holdings Ltd.	58,523	228,553
Giordano International Ltd.	42,194	25,612
Hang Lung Properties Ltd.	129,423	187,047
Hang Seng Bank Ltd.	54,001	766,567
Henderson Land Development Co. Ltd.	47,963	243,999
Hong Kong & China Gas Co. Ltd.	303,427	524,279
Hong Kong Electric Holdings Ltd.	87,176	374,050
Hong Kong Exchanges & Clearing Ltd.	96,198	254,577
Hopewell Highway Infrastructure Ltd. warrants 8/6/06 (a)	3,000	559
Hopewell Holdings Ltd.	30,000	58,388
Hutchison Whampoa Ltd.	155,158	1,305,574
Hysan Development Ltd.	68,575	129,059
Johnson Electric Holdings Ltd.	83,062	99,770
Li & Fung Ltd.	144,930	283,001
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
MTR Corp. Ltd.	72,482	$ 114,996
New World Development Co. Ltd. (a)	127,849	137,963
PCCW Ltd. (a)	309,751	244,722
Shangri-La Asia Ltd.	44,842	42,053
Sino Land Co.	72,591	49,425
SmarTone Telecommunications Holdings Ltd.	14,000	16,097
Sun Hung Kai Properties Ltd.	90,141	885,870
Swire Pacific Ltd. (A Shares)	58,884	412,268
Techtronic Industries Co.	22,000	72,917
Television Broadcasts Ltd.	17,000	82,989
Texwinca Holdings Ltd.	26,000	18,872
Wharf Holdings Ltd.	92,965	290,210
Yue Yuen Industrial Holdings Ltd.	22,000	63,590
TOTAL HONG KONG		9,514,243
Ireland - 0.7%
Allied Irish Banks PLC	54,654	841,671
Allied Irish Banks PLC	7,317	111,718
Bank of Ireland	57,002	760,122
Bank of Ireland	7,956	105,371
CRH PLC	38,845	815,386
DCC PLC (Ireland)	4,602	69,000
Elan Corp. PLC (a)	32,973	467,599
Fyffes PLC (Ireland)	15,325	32,551
Grafton Group PLC unit	19,570	146,710
Greencore Group PLC	4,835	20,177
Independent News & Media PLC (Ireland)	26,951	68,021
Irish Life & Permanent PLC	18,790	307,551
Kerry Group PLC Class A	9,702	184,257
Ryanair Holdings PLC (a)	9,295	55,165
Waterford Wedgwood PLC unit (a)	38,927	12,646
TOTAL IRELAND		3,997,945
Italy - 3.6%
Alleanza Assicurazioni Spa	31,138	367,539
Arnoldo Mondadori Editore Spa	7,322	73,371
Assicurazioni Generali Spa	69,035	1,876,926
Autogrill Spa (a)	6,172	87,627
Autostrade Spa (a)	11,916	218,577
Banca Antonveneta Spa	13,870	274,852
Banca di Roma Spa (a)	106,103	314,855
Banca Fideuram Spa	25,450	159,946
Banca Intesa Spa	250,235	934,842
Banca Monte dei Paschi di Siena Spa	69,589	228,238
Banca Nazionale del Lavoro (BNL) (a)	110,905	291,136
Banca Popolare di Milano	32,298	209,078
Banche Popolari Unite Scarl (a)	22,036	393,445
Banco Popolare di Verona e Novara	27,755	482,100
Benetton Group Spa	3,165	35,820
Bulgari Spa	6,685	59,295
Enel Spa	172,751	1,342,548
ENI Spa	183,040	3,617,603

	Shares	Value (Note 1)
Fiat Spa (a)	28,395	$ 221,064
Finecogroup Spa (a)	73,358	47,570
Finmeccanica Spa	399,488	342,410
Gruppo Editoriale L'espresso Spa	11,600	72,178
Italcementi Spa	4,001	49,091
Luxottica Group Spa	12,700	217,392
Mediaset Spa	37,939	438,477
Mediobanca Spa	34,600	421,502
Mediolanum Spa	14,130	103,068
Pirelli & C Spa	140,162	144,654
Riunione Adriatica di Sicurta Spa (RAS)	19,834	362,307
San Paolo IMI Spa	73,737	957,475
Seat Pagine Gialle Spa (a)	289,598	292,365
Snam Rete Gas Spa	71,199	330,752
Snia Spa	6,190	2,459
Sorin Spa (a)	9,285	27,089
Telecom Italia Media Spa (a)	69,534	33,709
Telecom Italia Mobile Spa (TIM)	270,133	1,537,393
Telecom Italia Spa	581,000	1,838,862
Tiscali Spa (a)	8,826	61,722
Unicredito Italiano Spa	296,000	1,568,110
TOTAL ITALY		20,037,447
Japan - 20.3%
77 Bank Ltd.	16,223	88,287
Acom Co. Ltd.	5,450	329,106
Aderans Co. Ltd.	1,000	20,190
Advantest Corp.	4,695	350,299
Aeon Co. Ltd.	18,175	662,183
Aeon Credit Service Ltd.	1,000	55,981
Aiful Corp.	3,620	320,257
Ajinomoto Co., Inc.	35,866	392,020
All Nippon Airways Co. Ltd. (a)	24,000	74,226
Alps Electric Co. Ltd.	10,977	143,754
Amada Co. Ltd.	32,000	177,672
Amano Corp.	3,000	23,622
Anritsu Corp. (a)	4,000	32,414
Aoyama Trading Co. Ltd. (a)	3,100	62,447
Ariake Japan Co. Ltd.	900	27,587
Asahi Breweries Ltd.	31,203	307,262
Asahi Glass Co. Ltd.	60,677	560,190
Asahi Kasei Corp.	78,727	390,149
Asatsu-DK, Inc.	2,000	50,475
Ashikaga Financial Group, Inc. (a)	605	6
Autobacs Seven Co. Ltd.	1,600	40,307
Bandai Co. Ltd.	4,400	100,344
Bank of Fukuoka Ltd.	45,300	183,753
Bank of Yokohama Ltd.	65,084	272,365
BellSystem24, Inc.	310	62,191
Benesse Corp.	3,600	91,185
Bridgestone Corp.	46,479	688,025
Canon, Inc.	59,463	2,922,606
Capcom Co. Ltd.	2,700	28,124
Casio Computer Co. Ltd.	18,000	186,500
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Central Glass Co. Ltd.	9,000	$ 58,643
Central Japan Railway Co.	62	538,265
Chiba Bank Ltd.	62,674	252,502
Chubu Electric Power Co., Inc.	40,164	860,670
Chugai Pharmaceutical Co. Ltd.	18,125	267,970
Citizen Watch Co. Ltd.	24,766	217,056
Coca-Cola West Japan Co. Ltd.	2,100	45,001
COMSYS Holdings Corp. (a)	6,000	38,269
Credit Saison Co. Ltd.	8,952	238,660
Csk Corp.	6,100	247,437
Dai Nippon Printing Co. Ltd.	43,242	674,633
Daicel Chemical Industries Ltd.	14,000	53,577
Daido Life Insurance Co. Ltd.	96	299,546
Daiichi Pharmaceutical Co. Ltd.	15,077	270,090
Daikin Industries Ltd.	11,994	264,173
Dainippon Ink & Chemicals, Inc.	35,995	77,959
Dainippon Screen Manufacturing Co. Ltd. (a)	6,000	42,069
Daito Trust Construction Co.	6,563	227,068
Daiwa House Industry Co. Ltd.	29,184	289,523
Daiwa Securities Group, Inc.	92,985	626,357
Denki Kagaku Kogyo KK	20,358	61,094
Denso Corp.	32,938	690,711
Dentsu, Inc.	17	86,587
Dowa Mining Co. Ltd.	15,168	85,191
East Japan Railway Co.	224	1,048,410
Ebara Corp.	14,934	69,349
Eisai Co. Ltd.	17,978	489,192
FamilyMart Co. Ltd.	3,700	101,528
Fanuc Ltd.	10,072	634,093
Fast Retailing Co. Ltd.	4,400	300,831
Fuji Electric Holdings Co. Ltd.	29,153	62,873
Fuji Photo Film Co. Ltd.	31,205	976,543
Fuji Television Network, Inc. (a)	15	65,939
Fujikura Ltd.	17,000	82,843
Fujisawa Pharmaceutical Co. Ltd.	20,823	501,632
Fujitsu Ltd.	105,075	634,510
Furukawa Electric Co. Ltd.	28,790	103,307
Gunma Bank Ltd.	17,663	80,238
Gunze Ltd.	9,000	38,902
Hankyu Department Stores, Inc.	6,000	46,143
Hino Motors Ltd.	12,000	78,190
Hirose Electric Co. Ltd.	2,498	276,473
Hitachi Cable Ltd.	8,000	32,891
Hitachi Chemical Co. Ltd.	5,100	80,643
Hitachi Ltd.	201,271	1,318,325
Hitachi Software Engineerng Co. Ltd.	1,400	36,810
Hogukin Financial Group, Inc.	38,715	49,386
Honda Motor Co. Ltd.	55,080	2,402,590
House Foods Corp.	4,000	47,281
Hoya Corp.	8,304	781,132
Isetan Co. Ltd.	10,000	115,083

	Shares	Value (Note 1)
Ishihara Sangyo Kaisha Ltd. (a)	14,000	$ 28,651
Ishikawajima-Harima Heavy Industries Co. Ltd.	67,185	93,103
Ito En Ltd.	1,600	63,433
Ito Yokado Ltd.	24,156	913,346
Itochu Corp.	90,986	311,456
ITOCHU TECHNO-SCIENCE Corp. (CTC)	1,700	54,605
JAFCO Co. Ltd.	2,500	196,164
Japan Airlines System Corp.	32,420	102,944
Japan Real Estate Investment Corp.	13	84,945
Japan Tobacco, Inc.	47	337,301
JFE Holdings, Inc.	34,075	863,094
JGC Corp.	10,117	101,574
Joyo Bank Ltd.	36,941	120,012
JSR Corp.	12,216	255,049
Kajima Corp.	65,317	228,983
Kaken Pharmaceutical Co. Ltd.	4,000	20,998
Kamigumi Co. Ltd.	12,663	85,183
Kanebo Ltd. (a)	20,631	20,070
Kaneka Corp.	14,559	125,461
Kansai Electric Power Co., Inc.	49,836	905,569
Kao Corp.	39,750	840,855
Katokichi Co. Ltd.	2,000	34,158
Kawasaki Heavy Industries Ltd.	56,945	73,164
Kawasaki Kisen Kaisha Ltd.	44,000	212,398
Keihin Electric Express Railway Co. Ltd.	37,061	244,885
Keio Electric Railway Co. Ltd.	47,410	261,491
Keyence Corp.	2,300	475,556
Kikkoman Corp.	6,849	52,170
Kinden Corp.	8,000	40,967
Kintetsu Corp. (a)	104,100	338,195
Kirin Brewery Co. Ltd.	42,256	386,243
Kokuyo Co. Ltd.	5,000	57,358
Komatsu Ltd.	78,145	476,192
Komori Corp.	3,000	46,529
Konami Corp.	8,500	221,539
Konica Minolta Holdings, Inc.	26,500	304,970
Koyo Seiko Co. Ltd.	7,000	68,673
Kubota Corp.	64,864	295,851
Kuraray Co. Ltd.	30,986	245,977
Kurita Water Industries Ltd.	4,900	56,795
Kyocera Corp.	10,902	802,387
Kyowa Hakko Kogyo Co. Ltd.	34,000	216,235
Kyushu Electric Power Co., Inc.	30,670	535,349
Lawson, Inc.	3,216	111,563
Mabuchi Motor Co. Ltd.	2,021	135,024
Makita Corp.	5,000	59,560
Marubeni Corp.	69,244	139,803
Marui Co. Ltd.	21,749	321,350
Matsumotokiyoshi Co. Ltd.	2,600	64,305
Matsushita Electric Industrial Co. Ltd.	141,073	2,045,559
Matsushita Electric Works Co. Ltd.	30,795	275,548
Meiji Dairies Corp.	10,000	43,776
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Meiji Seika Kaisha Ltd.	13,888	$ 61,305
Meitec Corp.	1,600	56,679
Millea Holdings, Inc.	104	1,336,209
Minebea Co. Ltd.	19,008	88,267
Mitsubishi Chemical Corp.	117,551	299,905
Mitsubishi Corp.	76,202	753,873
Mitsubishi Electric Corp.	116,106	558,340
Mitsubishi Estate Co. Ltd.	71,723	837,257
Mitsubishi Gas Chemical Co., Inc.	16,867	54,951
Mitsubishi Heavy Industries Ltd.	203,256	596,907
Mitsubishi Logistics Corp.	6,000	53,852
Mitsubishi Materials Corp. (a)	53,937	105,434
Mitsubishi Rayon Co. Ltd.	24,312	84,562
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	288	2,246,400
Mitsui & Co. Ltd.	79,123	613,582
Mitsui Chemicals, Inc.	37,683	206,113
Mitsui Engineering & Shipbuilding Co.	33,000	53,302
Mitsui Fudosan Co. Ltd.	54,677	584,078
Mitsui Mining & Smelting Co. Ltd.	33,154	132,050
Mitsui O.S.K. Lines Ltd.	53,285	256,241
Mitsui Sumitomo Insurance Co. Ltd.	85,475	753,049
Mitsui Trust Holdings, Inc.	37,300	167,733
Mitsukoshi Ltd. (a)	19,376	89,621
Mitsumi Electric Co. Ltd.	3,300	38,008
Mizuho Financial Group, Inc. (a)	441	1,331,519
Murata Manufacturing Co. Ltd.	16,254	905,445
Namco Ltd.	2,200	54,311
NEC Corp.	116,951	862,925
Net One Systems Co. Ltd.	9	63,598
NGK Insulators Ltd.	27,309	204,758
NGK Spark Plug Co. Ltd.	8,000	68,352
Nichii Gakkan Co.	900	42,702
Nichirei Corp.	14,860	51,004
Nidec Corp.	2,371	235,000
Nikko Cordial Corp.	99,126	544,913
Nikon Corp. (a)	17,838	220,509
Nintendo Co. Ltd.	6,796	654,871
Nippon Building Fund, Inc.	10	65,067
Nippon Express Co. Ltd.	52,546	288,855
Nippon Kayaku Co. Ltd.	7,000	36,425
Nippon Meat Packers, Inc.	7,740	84,315
Nippon Mining Holdings, Inc.	25,000	87,413
Nippon Oil Corp.	101,129	529,938
Nippon Sanso KK	12,000	53,412
Nippon Sheet Glass Co. Ltd.	17,000	60,689
Nippon Shokubai Co. Ltd.	7,000	48,630
Nippon Steel Corp.	413,661	812,403
Nippon Telegraph & Telephone Corp.	380	1,769,280
Nippon Unipac Holding	62	287,909
Nippon Yusen KK	65,578	285,266
Nishimatsu Construction Co. Ltd.	12,000	42,509

	Shares	Value (Note 1)
Nissan Chemical Industries Co. Ltd.	8,000	$ 65,269
Nissan Motor Co. Ltd.	177,448	1,965,237
Nisshin Seifun Group, Inc.	7,719	69,706
Nisshinbo Industries, Inc.	8,000	42,509
Nissin Food Products Co. Ltd.	4,123	101,405
Nitto Denko Corp.	11,994	594,389
Nomura Holdings, Inc.	128,147	2,045,226
Nomura Research Institute Ltd.	1,600	155,353
NSK Ltd.	42,576	180,908
NTN Corp.	39,611	179,943
NTT Data Corp.	108	393,484
NTT DoCoMo, Inc.	1,235	2,578,680
Obayashi Corp.	51,704	237,725
Obic Co. Ltd.	300	62,772
Oji Paper Co. Ltd.	50,352	298,050
Oki Electric Industry Co. Ltd. (a)	50,000	223,007
Okumura Corp.	12,000	57,266
Olympus Corp.	13,429	280,374
Omron Corp.	17,860	389,276
Onward Kashiyama Co. Ltd.	14,000	180,517
Oracle Corp. Japan	1,600	84,578
Oriental Land Co. Ltd.	3,256	201,100
ORIX Corp.	6,278	579,029
Osaka Gas Co. Ltd.	130,525	377,326
Pioneer Corp.	10,038	279,128
Promise Co. Ltd.	5,625	341,738
QP Corp.	7,000	56,853
Resona Holdings, Inc. (a)	370,536	421,663
Ricoh Co. Ltd.	42,770	867,450
Rohm Co. Ltd.	7,244	821,029
Saizeriya Co. Ltd.	300	3,483
Sanden Corp.	5,000	29,964
Sankyo Co. Ltd.	22,955	498,220
Sankyo Co. Ltd. (Gunma)	2,400	85,459
Sanyo Electric Co. Ltd.	112,382	551,777
Sapporo Breweries Ltd.	13,578	40,872
Secom Co. Ltd.	14,267	552,533
SEGA Corp. (a)	6,500	65,021
Seiko Epson Corp.	3,100	109,246
Seino Transportation Co. Ltd.	6,000	52,090
Sekisui Chemical Co. Ltd.	25,293	130,916
Sekisui House Ltd.	29,467	281,784
Seven Eleven Japan Co. Ltd.	29,849	945,065
Sharp Corp.	66,675	1,108,751
Shimachu Co. Ltd.	3,100	76,814
Shimamura Co. Ltd.	1,100	75,712
SHIMANO, Inc.	4,000	88,469
SHIMIZU Corp.	27,416	122,783
Shin-Etsu Chemical Co. Ltd.	26,362	1,028,206
Shionogi & Co. Ltd.	25,091	441,651
Shiseido Co. Ltd.	23,950	284,855
Shizuoka Bank Ltd.	42,274	309,980
Showa Denko KK	102,336	205,677
Showa Shell Sekiyu KK	8,000	64,608
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Skylark Co. Ltd.	3,851	$ 65,311
SMC Corp.	4,171	490,346
Snow Brand Milk Products Co. Ltd. (a)	6,000	17,510
Softbank Corp.	14,910	552,805
Sompo Japan Insurance, Inc.	46,712	397,394
Sony Corp.	62,085	2,541,760
Stanley Electric Co. Ltd.	10,725	183,073
Sumitomo Bakelite Co. Ltd.	7,000	41,178
Sumitomo Chemical Co. Ltd.	75,334	281,383
Sumitomo Corp. (a)	44,842	349,798
Sumitomo Electric Industries Ltd.	49,206	423,127
Sumitomo Heavy Industries Ltd. (a)	45,822	102,607
Sumitomo Metal Industries Ltd.	209,966	198,472
Sumitomo Metal Mining Co. Ltd.	35,065	217,537
Sumitomo Mitsui Financial Group, Inc.	265	1,478,640
Sumitomo Osaka Cement Co. Ltd.	12,144	25,522
Sumitomo Realty & Development Co. Ltd.	19,000	185,353
Sumitomo Trust & Banking Ltd.	60,344	325,630
Suzuken Co. Ltd.	2,300	81,265
Taiheiyo Cement Corp.	46,684	118,675
Taisei Corp.	73,594	256,649
Taisho Pharmaceutical Co. Ltd.	15,524	280,662
Taiyo Yuden Co. Ltd.	10,000	158,675
Takara Holdings, Inc.	10,551	91,988
Takashimaya Co. Ltd.	15,000	132,153
Takeda Chemical Industries Ltd.	60,142	2,483,724
Takefuji Corp. (a)	5,451	391,197
Takuma Co. Ltd.	3,000	20,263
TDK Corp.	8,125	568,187
Teijin Ltd.	77,341	228,549
Teikoku Oil Co. Ltd.	12,000	56,165
Terumo Corp.	14,812	309,249
The Daimaru, Inc.	11,000	69,756
The Suruga Bank Ltd.	10,000	60,295
THK Co. Ltd.	4,700	82,600
TIS, Inc.	2,000	79,292
Tobu Railway Co. Ltd.	65,297	246,291
Toda Corp.	9,762	32,341
Toho Co. Ltd.	8,154	117,336
Tohoku Electric Power Co., Inc.	29,390	493,317
Tokyo Broadcasting System, Inc.	2,000	32,506
Tokyo Electric Power Co.	77,518	1,707,367
Tokyo Electron Ltd.	11,118	672,396
Tokyo Gas Co. Ltd.	179,395	668,420
Tokyo Style Co. Ltd.	5,000	53,549
Tokyu Corp.	62,954	339,136
TonenGeneral Sekiyu KK	14,856	119,568
Toppan Printing Co. Ltd.	44,013	516,612
Toray Industries, Inc. (a)	78,883	301,155
Toshiba Corp.	185,880	765,935
Tosoh Corp.	21,816	76,080
Tostem Inax Holding Corp.	16,659	295,830

	Shares	Value (Note 1)
Toto Ltd.	29,185	$ 254,982
Toyo Seikan Kaisha Ltd.	14,000	231,909
Toyo Suisan Kaisha Ltd.	4,000	47,208
Toyobo Co. Ltd.	29,000	63,341
Toyoda Gosei Co. Ltd.	2,000	50,658
Toyota Industries Corp.	11,286	250,650
Toyota Motor Corp.	188,851	6,527,635
Trend Micro, Inc.	9,000	279,172
Ube Industries Ltd.	45,605	66,128
UFJ Holdings, Inc. (a)	263	1,182,673
Uni-Charm Corp.	2,060	96,605
UNY Co. Ltd.	7,000	79,016
Ushio, Inc.	7,000	120,965
USS Co. Ltd.	2,400	176,864
Wacoal Corp.	4,000	36,048
West Japan Railway Co.	91	331,547
World Co. Ltd.	2,300	74,299
Yakult Honsha Co. Ltd.	12,066	187,471
Yamada Denki Co. Ltd.	6,325	201,420
Yamaha Corp.	13,343	247,966
Yamaha Motor Co. Ltd.	6,000	70,371
Yamanouchi Pharmaceutical Co. Ltd.	21,144	710,201
Yamato Transport Co. Ltd.	25,232	362,161
Yamazaki Baking Co. Ltd.	8,000	70,041
Yokogawa Electric Corp.	19,016	258,805
TOTAL JAPAN		112,775,508
Luxembourg - 0.1%
Arcelor SA	22,468	412,949
Netherlands - 5.3%
ABN-AMRO Holding NV	108,980	2,533,785
Aegon NV	97,205	1,446,503
Akzo Nobel NV	18,369	713,636
ASML Holding NV (a)	33,762	616,494
Corio NV	2,155	92,005
DSM NV	5,094	242,559
EADS NV	17,720	412,030
Euronext NV	8,405	230,301
Hagemeyer NV	37,000	88,299
Heineken NV (Bearer)	14,951	638,874
IHC Caland NV	1,684	82,269
ING Groep NV (Certificaten Van Aandelen)	121,847	2,996,218
James Hardie Industries NV	39,400	204,202
Koninklijke Ahold NV (a)	75,662	635,561
Koninklijke KPN NV (a)	151,491	1,201,931
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	10,563	350,009
Koninklijke Philips Electronics NV	91,904	2,795,720
Oce NV	4,337	83,992
QIAGEN NV (a)	14,000	191,541
Reed Elsevier NV	44,671	616,189
Rodamco Europe NV	3,668	229,103
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Royal Dutch Petroleum Co. (Hague Registry)	144,969	$ 7,189,012
STMicroelectronics NV	40,811	1,054,964
TPG NV	24,748	543,289
Unilever NV (Certificaten Van Aandelen)	40,169	2,928,537
Vedior NV (Certificaten Van Aandelen)	5,678	89,673
Vendex KBB NV	4,996	86,143
VNU NV	16,008	524,431
Wereldhave NV	1,571	131,219
Wolters Kluwer NV (Certificaten Van Aandelen)	19,420	348,678
TOTAL NETHERLANDS		29,297,167
New Zealand - 0.2%
Auckland International Airport Ltd.	15,510	71,071
Carter Holt Harvey Ltd.	42,926	56,326
Contact Energy Ltd.	14,212	49,209
Fisher & Paykel Appliances Holdings Ltd.	11,536	30,512
Fisher & Paykel Healthcare Corp.	4,719	37,931
Fletcher Building Ltd.	21,510	60,587
Fletcher Challenge Forests (a)	5,936	5,424
Fletcher Challenge Forests (PN) (a)	14,662	13,498
Independent Newspapers Ltd.	7,287	23,529
NGC Holdings Ltd.	6,548	10,661
Sky City Entertainment Group Ltd.	48,532	143,368
Sky Network Television Ltd. (a)	4,797	17,137
Telecom Corp. of New Zealand Ltd.	121,615	480,075
The Warehouse Group Ltd.	10,165	29,260
Tower Ltd. (a)	18,181	17,736
TOTAL NEW ZEALAND		1,046,324
Norway - 0.5%
DnB NOR ASA	47,559	301,432
Frontline Ltd.	2,750	88,326
Kvaerner ASA (a)	2,000	40,112
Norsk Hydro AS	10,217	739,302
Norske Skogindustrier AS (A Shares)	8,900	182,312
Orkla ASA (A Shares)	15,369	438,782
Schibsted AS (B Shares)	3,200	63,038
Smedvig ASA (A Shares)	1,800	17,858
Statoil ASA	30,028	357,920
Storebrand ASA (A Shares) (a)	8,850	60,513
Tandberg ASA (a)	7,650	73,712
Telenor ASA	50,125	346,316
Tomra Systems AS	11,500	75,350
TOTAL NORWAY		2,784,973
Portugal - 0.4%
Banco Comercial Portugues SA (Reg.)	137,023	347,543
Banco Espirito Santo SA (BES) (Reg.)	8,700	154,574
BPI-SGPS SA	21,657	87,131
Brisa Auto-Estradas de Portugal SA	27,450	200,297
Cimpor-Cimentos de Portugal SGPS SA	8,281	43,973

	Shares	Value (Note 1)
Electricidade de Portugal SA	123,830	$ 352,760
Jeronimo Martins SGPS SA (a)	1,417	17,174
Portugal Telecom SGPS SA (Reg.)	66,471	754,114
PT Multimedia SGPS SA (a)	2,393	55,254
Sonae SGPS SA (a)	50,200	62,095
TOTAL PORTUGAL		2,074,915
Singapore - 0.8%
Allgreen Properties Ltd.	15,000	10,161
CapitaLand Ltd.	67,000	70,643
Chartered Semiconductor Manufacturing Ltd. (a)	48,800	49,154
City Developments Ltd.	49,000	193,379
ComfortDelgro Corp. Ltd.	84,784	47,194
Creative Technology Ltd. (Singapore)	3,000	31,631
Datacraft Asia Ltd. (a)	11,000	14,740
DBS Group Holdings Ltd.	81,361	704,486
Fraser & Neave Ltd.	19,630	164,190
Haw Par Corp. Ltd.	6,000	17,247
Jardine Cycle & Carriage Ltd.	5,272	19,098
Keppel Corp. Ltd.	54,000	232,197
Keppel Land Ltd.	26,000	29,404
Neptune Orient Lines Ltd. (a)	55,000	68,033
Oversea-Chinese Banking Corp. Ltd.	75,987	568,437
Overseas Union Enterprises Ltd.	6,000	23,149
Parkway Holdings Ltd.	22,000	13,347
Sembcorp Industries Ltd.	63,969	53,882
Sembcorp Logistics Ltd.	20,000	24,150
Sembcorp Marine Ltd.	24,000	13,642
Singapore Airlines Ltd.	39,170	267,640
Singapore Exchange Ltd.	54,000	55,982
Singapore Land Ltd.	6,000	14,561
Singapore Post Ltd.	71,000	31,366
Singapore Press Holdings Ltd.	22,652	248,175
Singapore Technologies Engineering Ltd.	62,161	76,159
Singapore Telecommunications Ltd.	457,893	628,433
SMRT Corp. Ltd.	112,000	38,593
ST Assembly Test Services Ltd. (a)	8,000	8,859
United Overseas Bank Ltd.	83,846	696,371
United Overseas Land Ltd.	15,000	18,113
Venture Corp. Ltd.	15,808	200,196
Wing Tai Holdings Ltd.	39,000	19,297
TOTAL SINGAPORE		4,651,909
Spain - 3.6%
Acerinox SA (Reg.)	3,705	170,818
Acesa Infraestructuras SA	18,680	300,382
Actividades de Construccion y Servicios SA (ACS)	6,432	327,245
Aguas de Barcelona SA	2,784	46,020
Aguas de Barcelona SA New (a)	27	435
Altadis SA (Spain)	21,053	681,291
Amadeus Global Travel Distribution SA Series A	29,889	178,882
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Antena 3 Television SA (a)	880	$ 39,407
Banco Bilbao Vizcaya Argentaria SA	227,823	3,146,235
Banco Popular Espanol SA (Reg.)	10,752	656,255
Banco Santander Central Hispano SA	302,127	3,513,739
Corporacion Mapfre SA (Reg.)	4,222	62,353
Endesa SA	64,465	1,277,696
Fomento Construcciones y Contratas SA (FOCSA)	2,723	100,298
Gas Natural SDG SA Series E	13,521	338,721
Grupo Acciona SA	1,441	93,624
Grupo Ferrovial SA	5,945	218,086
Iberdrola SA	53,062	1,100,552
Iberia Lineas Aereas de Espana SA	53,405	186,835
Inditex SA	13,510	297,089
Indra Sistemas SA	11,360	155,989
NH Hoteles SA (a)	8,457	99,537
Promotora de Informaciones SA (PRISA)	4,361	80,371
Repsol YPF SA	63,414	1,305,694
Telefonica Publicidad e Informacion SA	7,549	59,234
Telefonica SA	328,124	5,382,326
Union Fenosa SA	13,546	279,602
Vallehermoso SA	11,017	189,547
Zeltia SA	6,708	45,091
TOTAL SPAIN		20,333,354
Sweden - 2.3%
Alfa Laval AB	3,300	44,622
Assa Abloy AB (B Shares)	21,843	289,448
Atlas Copco AB:
(A Shares)	7,660	276,031
(B Shares)	3,885	127,653
Axfood AB	1,200	30,667
Billerud AB	2,900	45,095
Castellum AB	2,000	47,597
Drott AB (B Shares)	4,700	87,384
Electrolux AB (B Shares)	23,069	489,735
Eniro AB	9,215	81,615
Gambro AB:
(A Shares)	10,500	89,446
(B Shares)	5,800	48,624
Getinge AB (B Shares)	8,000	86,539
Hennes & Mauritz AB (H&M) (B Shares)	35,171	946,390
Hoganas AB (A Shares)	1,200	27,747
Holmen AB (B Shares)	2,400	83,727
Modern Times Group AB (MTG) (B Shares) (a)	2,950	67,213
Nordea Bank AB	160,564	1,118,119
OMHEX AB	2,500	39,382
Sandvik AB	17,066	550,367
SAS AB (a)	3,600	33,345
Securitas AB (B Shares)	19,508	300,712
Skandia Foersaekrings AB	71,848	319,627

	Shares	Value (Note 1)
Skandinaviska Enskilda Banken AB (A Shares)	36,175	$ 540,509
Skanska AB (B Shares)	27,669	230,092
SKF AB:
(A Shares)	1,400	52,153
(B Shares)	7,100	264,012
SSAB Swedish Steel AB:
(A Shares)	3,800	68,853
(B Shares)	1,200	21,013
Svenska Cellulosa AB (SCA) (B Shares)	14,304	571,541
Svenska Handelsbanken AB:
(A Shares)	42,664	807,648
(B Shares)	2,200	41,349
Swedish Match Co.	28,750	276,012
Tele2 AB (B Shares) (a)	6,578	319,316
Telefonaktiebolaget LM Ericsson (B Shares) (a)	1,018,673	2,956,189
TeliaSonera AB	121,635	552,625
Trelleborg AB (B Shares)	9,000	166,115
Volvo AB:
(A Shares)	8,440	256,207
(B Shares)	14,422	456,325
WM-Data AB (B Shares)	13,000	35,332
TOTAL SWEDEN		12,846,376
Switzerland - 7.3%
ABB Ltd. (Switzerland) (Reg.) (a)	119,608	728,716
Adecco SA	9,402	470,398
Ciba Specialty Chemicals, Inc.	5,482	396,101
Clariant AG (Reg.) (a)	8,400	127,111
Compagnie Financiere Richemont unit	36,417	973,755
Credit Suisse Group (Reg.)	84,900	3,109,887
Geberit AG (Reg.)	269	137,675
Givaudan AG	499	256,972
Holcim Ltd. (Reg.)	11,086	578,366
Kudelski SA (Bearer) (a)	2,000	65,521
Kuoni Reisen Holding AG Class B (Reg.)	150	55,142
Logitech International SA (Reg.) (a)	4,299	207,593
Lonza Group AG	3,433	173,935
Nestle SA (Reg.)	29,110	7,726,073
Nobel Biocare Holding AG (Sweden)	1,844	238,120
Novartis AG (Reg.)	170,730	7,537,730
Roche Holding AG:
(Bearer)	2,194	312,882
(participation certificate)	50,720	5,264,079
Schindler Holding AG (a)	330	91,507
Serono SA Series B	445	299,396
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	424	241,528
Sulzer AG (Reg.)	200	50,705
Swiss Reinsurance Co. (Reg.)	22,302	1,614,960
Swisscom AG (Reg.)	2,045	684,529
Syngenta AG (Switzerland)	8,059	562,189
Common Stocks - continued
	Shares	Value (Note 1)
Switzerland - continued
The Swatch Group AG:
(Bearer)	2,295	$ 296,375
(Reg.)	2,702	69,787
UBS AG (Reg.)	85,220	6,307,132
Unaxis Holding AG (Reg.)	547	83,966
Valora Holding AG	400	104,738
Zurich Financial Services AG	10,189	1,679,062
TOTAL SWITZERLAND		40,445,930
United Kingdom - 25.3%
3i Group PLC	47,741	579,024
Aegis Group PLC	83,793	168,597
Aggreko PLC	12,542	36,067
Alliance Unichem PLC	11,897	119,299
AMEC PLC	12,438	65,498
Amersham PLC	51,140	759,195
Amvescap PLC	53,145	423,012
ARM Holdings PLC	51,647	116,696
Associated British Ports Holdings PLC	17,196	152,688
AstraZeneca PLC (United Kingdom)	117,950	5,734,730
Aviva PLC	160,144	1,686,613
BAA PLC	72,137	707,201
BAE Systems PLC	214,334	761,450
Balfour Beatty PLC	20,478	94,452
Barclays PLC	453,933	4,181,856
Barratt Developments PLC	22,374	231,671
BBA Group PLC	25,979	134,014
Berkeley Group PLC	6,609	111,936
BG Group PLC	255,937	1,515,019
BHP Billiton PLC	174,390	1,608,697
BOC Group PLC	36,081	626,932
Boots Group PLC	55,172	764,964
BP PLC	1,520,000	12,464,001
BPB PLC	42,828	297,507
Brambles Industries PLC	65,313	255,511
British Airways PLC (a)	32,619	192,778
British American Tobacco PLC	109,735	1,684,980
British Land Co. PLC	35,357	425,854
British Sky Broadcasting Group PLC (BSkyB)	91,040	1,225,726
BT Group PLC	612,070	2,060,223
Bunzl PLC	38,559	321,134
Cable & Wireless PLC	150,982	396,580
Cadbury Schweppes PLC	142,018	1,177,476
Canary Wharf Group PLC (a)	43,903	227,911
Capita Group PLC	52,159	266,387
Carnival PLC	12,682	595,547
Cattles PLC	16,151	105,935
Celltech Group PLC (a)	13,418	101,477
Centrica PLC	288,274	1,154,672
Close Brothers Group PLC	7,185	117,800
Cobham PLC	8,249	193,317
Compass Group PLC	151,793	1,038,847

	Shares	Value (Note 1)
Corus Group PLC (a)	297,708	$ 250,166
Daily Mail & General Trust PLC Class A	25,484	323,833
Davis Service Group PLC	9,795	72,065
De La Rue PLC	12,253	71,159
Diageo PLC	212,370	3,007,691
Dixons Group PLC	132,773	392,975
Electrocomponents PLC	33,864	221,484
EMAP PLC	18,203	309,321
EMI Group PLC	72,526	342,641
Enterprise Inns PLC	29,532	336,118
Exel PLC	20,637	296,731
FirstGroup PLC	20,088	96,779
FKI PLC	31,384	69,740
Friends Provident PLC	117,793	316,194
George Wimpey PLC	34,252	246,728
GKN PLC	52,800	270,400
GlaxoSmithKline PLC	408,000	8,694,477
Great Portland Estates PLC	9,651	44,874
GUS PLC	68,446	934,310
Hammerson PLC	24,744	307,268
Hanson PLC	48,738	395,442
Hays PLC	118,212	309,040
HBOS PLC	267,746	3,652,321
Hilton Group PLC	119,341	493,059
HSBC Holdings PLC (United Kingdom) (Reg.)	763,667	12,485,944
IMI PLC	36,602	241,100
Imperial Chemical Industries PLC	82,224	361,168
Imperial Tobacco Group PLC	49,710	1,075,853
Intercontinental Hotels Group PLC	57,285	556,250
International Power PLC (a)	59,227	155,390
Invensys PLC	268,000	113,852
ITV PLC (a)	289,482	748,681
J. Sainsbury PLC	109,429	611,494
Johnson Matthey PLC	18,128	311,094
Kelda Group PLC	30,740	256,014
Kesa Electricals PLC	48,088	244,248
Kidde PLC	64,562	114,833
Kingfisher PLC	170,024	950,896
Land Securities Group PLC	34,460	709,125
Legal & General Group PLC	421,850	787,742
Liberty International PLC	12,326	168,714
Lloyds TSB Group PLC	389,412	3,255,897
LogicaCMG PLC	50,277	287,287
Man Group PLC	20,676	595,356
Marks & Spencer Group PLC	166,891	913,117
MFI Furniture Group PLC	29,674	81,871
Misys PLC	52,378	222,024
Mitchells & Butlers PLC	25,802	114,431
National Grid Transco PLC	212,237	1,708,142
Next PLC	18,440	478,976
Novar PLC	21,219	53,690
Pearson PLC	55,895	647,128
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Peninsular & Oriental Steam Navigation Co.	47,530	$ 203,693
Persimmon PLC	22,945	244,653
Pilkington PLC	53,424	97,018
Provident Financial PLC (a)	21,788	302,906
Prudential PLC	141,457	1,300,277
Rank Group PLC	51,530	302,386
Reckitt Benckiser PLC	42,025	1,103,364
Reed Elsevier PLC	94,500	874,823
Rentokil Initial PLC	115,719	422,452
Reuters Group PLC	109,461	799,612
Rexam PLC	34,601	292,693
Rio Tinto PLC (Reg.)	74,992	2,060,405
RMC Group PLC	21,992	284,593
Rolls-Royce Group PLC	94,209	387,027
Royal & Sun Alliance Insurance Group PLC	192,192	370,554
Royal Bank of Scotland Group PLC	196,148	6,241,360
SABMiller PLC	60,820	640,547
Safeway PLC	65,582	372,905
Sage Group PLC	82,050	295,324
Schroders PLC	6,121	77,496
Scottish & Newcastle PLC	48,625	385,900
Scottish & Southern Energy PLC	57,920	740,334
Scottish Power PLC	134,307	919,175
Securicor PLC	26,580	63,780
Serco Group PLC	26,435	103,663
Severn Trent PLC	23,374	323,428
Shell Transport & Trading Co. PLC (Reg.)	666,602	4,676,212
Signet Group PLC	161,930	306,916
Slough Estates PLC	21,384	177,894
Smith & Nephew PLC	69,209	663,311
Smiths Group PLC	34,998	435,254
SSL International PLC	16,114	94,785
Stagecoach Group PLC	63,473	99,858
Tate & Lyle PLC (a)	21,161	114,198
Taylor Woodrow PLC	46,333	234,036
Tesco PLC	528,775	2,542,576
TI Automotive Ltd. (a)	22,478	0
Tomkins PLC	54,535	273,429
Unilever PLC	196,185	2,084,465
United Business Media PLC	28,650	296,120
United Utilities PLC	38,034	358,665
United Utilities PLC Class A	15,758	89,675
Vodafone Group PLC	4,782,772	11,942,590
Whitbread PLC	23,735	327,536
William Hill PLC	29,732	275,935
Wolseley PLC	42,563	646,570

	Shares	Value (Note 1)
WPP Group PLC	80,497	$ 904,903
Yell Group PLC	44,767	282,135
TOTAL UNITED KINGDOM		140,625,838
United States of America - 0.1%
Synthes-Stratec, Inc.	292	296,581
TOTAL COMMON STOCKS (Cost $524,184,359)		539,926,167
Nonconvertible Preferred Stocks - 0.7%

Australia - 0.3%
News Corp. Ltd. (ltd. vtg.)	183,000	1,516,104
Germany - 0.2%
Fresenius Medical Care AG	1,350	61,550
Henkel KGaA	4,156	353,053
Porsche AG (non-vtg.)	552	323,026
ProSiebenSat.1 Media AG	3,728	79,185
RWE AG (non-vtg.)	2,000	76,616
Volkswagen AG	7,136	229,232
Wella AG	1,037	95,569
TOTAL GERMANY		1,218,231
Italy - 0.2%
Banca Intesa Spa (Risp)	83,450	237,937
Telecom Italia Spa (Risp) (a)	388,819	867,171
TOTAL ITALY		1,105,108
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,434,359)		3,839,443
Government Obligations - 0.6%
Principal Amount
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.92% 5/6/04 (c) (Cost $3,494,007)	$ 3,500,000	3,493,973
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 1.08% (b)	25,563,388	25,563,388
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	1,386,219	1,386,219
TOTAL MONEY MARKET FUNDS (Cost $26,949,607)		26,949,607
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $558,062,332)		574,209,190
NET OTHER ASSETS - (3.2)%		(17,631,241)
NET ASSETS - 100%		$ 556,577,949
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/Depreciation
Purchased
Equity Index Contracts
5 CAC 40 Index Contracts (France)	March 2004	$ 233,766	$ (650)
1 DAX 100 Index Contracts (Germany)	March 2004	128,886	(3,113)
77 Dow Jones Euro Stoxx 50 Index Contracts	March 2004	2,799,865	(12,729)
50 FTSE 100 Index Contracts (United Kingdom)	March 2004	4,172,033	8,963
4 Hang Seng 100 Index Contracts (Hong Kong)	March 2004	355,068	1,809
1 MIB 30 Index Contracts (Italy)	March 2004	172,741	2,357
5 MSCI Index Contracts (Singapore)	March 2004	135,454	377
15 Nikkei 225 Index Contracts (Japan)	March 2004	818,550	12,075
37 OMX Index Contracts (Sweden)	March 2004	353,188	(3,536)
7 S&P/ASX 200 Index Contracts (Australia)	March 2004	450,634	4,484
23 Topix 150 Index Contracts (Japan)	March 2004	2,261,240	27,890
		$ 11,881,425	$ 37,927
The face value of futures purchased as a percentage of net assets - 2%
Forward Foreign Currency Contracts
Contracts to Buy
2,018,000 AUD	April 2004	1,551,660	16,650
6,406,000 EUR	April 2004	7,993,266	(57,811)
4,291,000 GBP	April 2004	7,979,557	103,376
672,907,000 JPY	April 2004	6,185,263	(173,707)
5,943,000 SEK	April 2004	801,980	(10,826)
		$ 24,511,726	$ (122,318)

(Payable Amount $24,634,044)

The value of contracts to buy as a percentage of net assets - 4.3%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,096,384.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $203,652,802 and $113,439,700, respectively.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $9,465,000. The weighted average interest rate was 1.38%. Interest expense includes $362 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $7,539,000. The weighted average interest rate was 1.81%. Interest expense includes $380 paid under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $47,777,000 of which $10,063,000 and $37,714,000 will expire on February 28, 2010 and 2011, respectively.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $1,161,105) (cost $558,062,332) - See accompanying schedule		$ 574,209,190
Foreign currency held at value (cost $174,787)		175,461
Receivable for investments sold		267,882
Unrealized appreciation on foreign currency contracts		120,026
Receivable for fund shares sold		1,126,148
Dividends receivable		738,999
Interest receivable		18,481
Receivable for daily variation on futures contracts		148,638
Prepaid expenses		1,628
Receivable from investment adviser for expense reductions		56,612
Other affiliated receivables		241
Other receivables		2,091
Total assets		576,865,397

Liabilities
Payable for investments purchased	$ 18,032,408
Unrealized depreciation on foreign currency contracts	242,344
Payable for fund shares redeemed	333,538
Accrued management fee	154,483
Other affiliated payables	69,297
Other payables and accrued expenses	69,159
Collateral on securities loaned, at value	1,386,219
Total liabilities		20,287,448

Net Assets		$ 556,577,949
Net Assets consist of:
Paid in capital		$ 605,814,504
Undistributed net investment income		999,920
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,323,890)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,087,415
Net Assets, for 19,592,847 shares outstanding		$ 556,577,949
Net Asset Value, offering price and redemption price per share ($556,577,949 ÷ 19,592,847 shares)		$ 28.41

Statement of Operations

Year ended February 29, 2004

Investment Income
Dividends		$ 9,734,568
Interest		194,283
Security lending		198,530
		10,127,381
Less foreign taxes withheld		(931,352)
Total income		9,196,029

Expenses
Management fee	$ 1,275,511
Transfer agent fees	483,828
Accounting and security lending fees	207,459
Non-interested trustees' compensation	1,568
Custodian fees and expenses	180,764
Registration fees	37,714
Audit	51,339
Legal	4,141
Interest	742
Miscellaneous	2,696
Total expenses before reductions	2,245,762
Expense reductions	(494,325)	1,751,437
Net investment income (loss)		7,444,592
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,662,666
Foreign currency transactions	227,333
Futures contracts	1,588,563
Total net realized gain (loss)		7,478,562
Change in net unrealized appreciation (depreciation) on: Investment securities	138,710,485
Assets and liabilities in foreign currencies	229,255
Futures contracts	1,110,634
Total change in net unrealized appreciation (depreciation)		140,050,374
Net gain (loss)		147,528,936
Net increase (decrease) in net assets resulting from operations		$ 154,973,528

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan International Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,444,592	$ 5,901,501
Net realized gain (loss)	7,478,562	(34,743,860)
Change in net unrealized appreciation (depreciation)	140,050,374	(29,825,490)
Net increase (decrease) in net assets resulting from operations	154,973,528	(58,667,849)
Distributions to shareholders from net investment income	(9,115,024)	(6,447,504)
Share transactions Net proceeds from sales of shares	255,946,871	179,242,505
Reinvestment of distributions	8,520,808	5,902,392
Cost of shares redeemed	(181,202,981)	(98,088,593)
Net increase (decrease) in net assets resulting from share transactions	83,264,698	87,056,304
Redemption fees	209,834	69,149
Total increase (decrease) in net assets	229,333,036	22,010,100

Net Assets
Beginning of period	327,244,913	305,234,813
End of period (including undistributed net investment income of $999,920 and undistributed net investment income of $1,463,896, respectively)	$ 556,577,949	$ 327,244,913
Other Information Shares
Sold	10,331,557	8,485,440
Issued in reinvestment of distributions	341,999	295,174
Redeemed	(8,386,262)	(4,512,357)
Net increase (decrease)	2,287,294	4,268,257

Financial Highlights

Years ended February 28,	2004 D	2003	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 18.91	$ 23.41	$ 29.38	$ 36.26	$ 28.84
Income from Investment Operations
Net investment income (loss) B	.47	.41	.41	.51	.49
Net realized and unrealized gain (loss)	9.57	(4.52)	(6.07)	(7.03)	7.25
Total from investment operations	10.04	(4.11)	(5.66)	(6.52)	7.74
Distributions from net investment income	(.55)	(.39)	(.32)	(.29)	(.12)
Distributions from net realized gain	-	-	-	(.06)	(.26)
Distributions in excess of net realized gain	-	-	-	(.02)	-
Total distributions	(.55)	(.39)	(.32)	(.37)	(.38)
Redemption fees added to paid in capital B	.01	- E	.01	.01	.06
Net asset value, end of period	$ 28.41	$ 18.91	$ 23.41	$ 29.38	$ 36.26
Total Return A	53.55%	(17.65)%	(19.26)%	(18.04)%	27.08%
Ratios to Average Net Assets C
Expenses before expense reductions	.60%	.58%	.56%	.56%	.68%
Expenses net of voluntary waivers, if any	.47%	.40%	.35%	.35%	.35%
Expenses net of all reductions	.47%	.39%	.35%	.35%	.35%
Net investment income (loss)	1.99%	1.87%	1.60%	1.53%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 556,578	$ 327,245	$ 305,235	$ 345,448	$ 254,967
Portfolio turnover rate	31%	19%	12%	4%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown. B Calculated based on average shares outstanding during the period. C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. D For the year ended February 29. E Amount represents less than $.01 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2004

1. Significant Accounting Policies.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The funds estimate the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, capital loss carryforwards, and losses deferred due to wash sales, futures transactions and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 2,235,719,196	$ 398,731,522	$ (318,307,049)	$ 80,424,473
Spartan Extended Market Index	1,017,909,244	224,621,153	(185,708,588)	38,912,565
Spartan International Index	577,676,946	75,111,299	(78,579,055)	(3,467,756)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Spartan Total Market Index	$ 4,119,004	$ -	$ (35,972,542)
Spartan Extended Market Index	561,259	-	(24,245,678)
Spartan International Index	2,007,711	-	(47,776,520)

The tax character of distributions paid was as follows:

February 29, 2004	Ordinary Income
Spartan Total Market Index	$ 19,980,262
Spartan Extended Market Index	4,619,688
Spartan International Index	9,115,024
February 28, 2003	Ordinary Income
Spartan Total Market Index	$ 13,926,895
Spartan Extended Market Index	4,322,913
Spartan International Index	6,447,504

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of short-term trading fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees totaled $6,037 and $8,049, respectively.

2. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding,

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. Each applicable fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the fluctuation of interest rates or in the price of the underlying security, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Total Market Index	.24%
Spartan Extended Market Index	.24%
Spartan International Index	.34%

Sub-Adviser. Effective August 4, 2003, Geode Capital Management, LLC (GeodeSM), serves as sub-adviser for the funds. Geode provides discretionary investment advisory services to the funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Total Market Index	.12%
Spartan Extended Market Index	.14%
Spartan International Index	.13%

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Total Market Index	$ 627,114
Spartan Extended Market Index	325,118
Spartan International Index	149,406

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

8. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan Total Market Index	.25%	$ 2,420,684
Spartan Extended Market Index	.40%	287,658
Spartan International Index	.47%	492,640

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Total Market Index	$ 1,559	$ 1,906
Spartan Extended Market Index	1,956	-
Spartan International Index	1,685	-

9. Other Information.

At the end of the period, Fidelity Four-in-One Index Fund was the owner of record of approximately 15% of the total outstanding shares of Spartan International Index Fund.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 29, 2004, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's Management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Total Market Index (2001), Spartan Extended Market Index (2001), and Spartan International Index (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Concord Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Philip L. Bullen (44)

Year of Election or Appointment: 2001

Vice President of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)

Year of Election or Appointment: 1997

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Spartan Total Market Index	100%
Spartan Extended Market Index	82%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April	November	December
Spartan Total Market Index	100%	-	100%
Spartan Extended Market Index	-	85%	85%
Spartan International Index	86%	-	80%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
Spartan International Index	4/4/03	$.021	$.008
Spartan International Index	12/19/03	$.245	$.033

The funds will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburg, PA

Fidelity's Index Funds

Fidelity® Nasdaq Composite® Index Fund

Four-In-One Index Fund

Spartan Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Printed on Recycled Paper

SIF-UANNPRO-0404
1.790918.100

Spartan®

U.S. Equity Index

Fund

Annual Report

February 29, 2004(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan US Equity Index Fund	38.29%	-0.27%	11.15%

$100,000 Over 10 Years

Let's say hypothetically that $100,000 was invested in Spartan US Equity Index Fund on February 28, 1994. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jacques Perold, Portfolio Manager of Spartan® U.S. Equity Index Fund

From March 2003 through the end of February 2004, domestic stocks recovered dramatically from their prior three-year swoon, driven largely by a broad-based economic and corporate profit recovery. Most major equity benchmarks gained 35% or more during the 12-month period, led by the Russell 2000® Index - a measure of the overall small-cap universe - which advanced 64.41%. As investors grew more confident about the economy's vitality, small-cap stocks were bid up, particularly those with no current earnings. In comparison, the Wilshire 5000® Total Market Index, commonly used as a proxy for the entire U.S. stock market's performance, rose 42.47%. Every sector of the market posted a double-digit advance, with economically sensitive issues - especially technology stocks - leading the way. The tech-heavy NASDAQ Composite® Index returned 52.47% during the past year, despite a negative return in February as investors turned to the more value-oriented segments of the market. The broader Standard & Poor's 500SM Index climbed 38.52% during the year, slightly outperforming the 37.07% increase for the blue-chip Dow Jones Industrial AverageSM.

The fund gained 38.29% for the year ending February 29, 2004, while the S&P 500® rose 38.52% and the LipperSM S&P 500 Index Objective Funds Average returned 37.60%. While equities did well across the board, the most outsized returns were in cyclically oriented sectors such as technology. Semiconductor stocks such as Intel continued to bounce back from one of the industry's most brutal slowdowns. As demand for computer chips and memory recovered, Intel saw its revenues and earnings increase. Elsewhere in the tech sector, networking giant Cisco Systems provided a big boost to performance. Cisco rose as investors anticipated stronger future demand for its tech products. In the financial sector, Citigroup, the world's largest financial services company, benefited from the strengthening earnings of its previously depressed investment banking unit. Conglomerate General Electric was a standout performer among industrials, while food and tobacco titan Altria Group boosted returns in the lagging consumer staples sector. Despite the market's strong showing overall, some stocks fared poorly. Health care stocks were among the weakest performers overall, led by service providers Tenet Healthcare and HealthSouth, which fell victim to high-profile scandals. Other minor detractors were biotechnology firm MedImmune and supermarket chain Winn-Dixie.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.1	3.1
Microsoft Corp.	2.7	3.0
Pfizer, Inc.	2.6	2.5
Exxon Mobil Corp.	2.6	2.7
Citigroup, Inc.	2.4	2.4
Wal-Mart Stores, Inc.	2.4	2.7
American International Group, Inc.	1.8	1.6
Intel Corp.	1.8	2.0
International Business Machines Corp.	1.6	1.5
Johnson & Johnson	1.5	1.6
	22.5
Market Sectors as of February 29, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	20.1
Information Technology	17.1	17.2
Health Care	13.3	13.3
Consumer Staples	11.2	11.2
Consumer Discretionary	11.0	11.2
Industrials	10.6	10.6
Energy	5.9	5.7
Telecommunication Services	3.5	3.5
Materials	2.9	2.8
Utilities	2.9	2.7

Annual Report

Investments February 29, 2004

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	128,501	$ 2,564
Dana Corp.	258,625	5,532
Delphi Corp.	975,026	9,945
Goodyear Tire & Rubber Co. (a)	305,101	2,569
Johnson Controls, Inc.	314,336	18,332
Visteon Corp.	227,505	2,298
		41,240
Automobiles - 0.6%
Ford Motor Co.	3,186,377	43,813
General Motors Corp.	975,819	46,956
Harley-Davidson, Inc.	527,231	28,007
		118,776
Distributors - 0.1%
Genuine Parts Co.	302,738	10,514
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	1,096,174	48,637
Darden Restaurants, Inc.	286,891	7,000
Harrah's Entertainment, Inc.	192,232	9,986
Hilton Hotels Corp.	660,213	10,583
International Game Technology	602,487	23,642
Marriott International, Inc. Class A	402,396	17,959
McDonald's Corp.	2,208,596	62,503
Starbucks Corp. (a)	680,565	25,460
Starwood Hotels & Resorts Worldwide, Inc. unit (a)	351,949	13,730
Wendy's International, Inc.	198,271	8,064
Yum! Brands, Inc. (a)	511,886	18,955
		246,519
Household Durables - 0.6%
American Greetings Corp. Class A (a)	115,658	2,622
Black & Decker Corp.	135,277	6,972
Centex Corp.	108,168	11,552
Fortune Brands, Inc.	253,843	18,145
KB Home	80,662	5,836
Leggett & Platt, Inc.	334,010	8,173
Maytag Corp.	136,690	3,859
Newell Rubbermaid, Inc.	477,510	12,219
Pulte Homes, Inc.	215,960	11,394
Snap-On, Inc.	101,392	3,245
The Stanley Works	141,050	5,463
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Corp.	101,693	$ 1,942
Whirlpool Corp.	121,219	8,842
		100,264
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	1,124,143	77,408
Leisure Equipment & Products - 0.2%
Brunswick Corp.	159,265	6,269
Eastman Kodak Co.	498,696	14,233
Hasbro, Inc.	303,636	6,641
Mattel, Inc.	748,087	14,214
		41,357
Media - 3.8%
Clear Channel Communications, Inc.	1,071,231	46,106
Comcast Corp. Class A (a)	3,917,067	117,669
Dow Jones & Co., Inc.	141,944	6,913
Gannett Co., Inc.	471,701	40,694
Interpublic Group of Companies, Inc. (a)	721,550	12,230
Knight-Ridder, Inc.	139,034	10,394
McGraw-Hill Companies, Inc.	333,421	26,064
Meredith Corp.	87,300	4,391
Omnicom Group, Inc.	330,640	27,046
The New York Times Co. Class A	259,204	11,830
Time Warner, Inc. (a)	7,868,729	135,736
Tribune Co.	543,376	27,136
Univision Communications, Inc. Class A (a)	561,216	19,996
Viacom, Inc. Class B (non-vtg.)	3,044,026	117,073
Walt Disney Co.	3,559,337	94,429
		697,707
Multiline Retail - 1.1%
Big Lots, Inc. (a)	203,419	2,929
Dillard's, Inc. Class A	144,947	2,551
Dollar General Corp.	586,466	12,838
Family Dollar Stores, Inc.	300,047	11,414
Federated Department Stores, Inc.	314,611	16,476
JCPenney Co., Inc.	475,117	14,667
Kohl's Corp. (a)	591,687	30,472
Nordstrom, Inc.	239,164	9,361
Sears, Roebuck & Co.	441,705	20,765
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	1,586,124	$ 69,726
The May Department Stores Co.	502,190	17,687
		208,886
Specialty Retail - 2.4%
AutoNation, Inc. (a)	478,685	7,984
AutoZone, Inc. (a)	154,463	13,855
Bed Bath & Beyond, Inc. (a)	515,294	21,065
Best Buy Co., Inc.	563,175	29,989
Boise Cascade Corp.	150,476	5,071
Circuit City Stores, Inc.	364,507	4,075
Gap, Inc.	1,558,928	32,426
Home Depot, Inc.	3,959,324	143,763
Limited Brands, Inc.	899,142	17,758
Lowe's Companies, Inc.	1,368,411	76,631
Office Depot, Inc. (a)	544,927	9,498
RadioShack Corp.	285,588	9,870
Sherwin-Williams Co.	253,681	8,879
Staples, Inc. (a)	861,656	22,593
Tiffany & Co., Inc.	255,174	10,730
TJX Companies, Inc.	875,800	20,625
Toys 'R' Us, Inc. (a)	371,500	5,833
		440,645
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	219,850	8,200
Liz Claiborne, Inc.	189,902	7,007
NIKE, Inc. Class B	456,660	33,450
Reebok International Ltd.	102,483	4,080
VF Corp.	188,048	8,449
		61,186
TOTAL CONSUMER DISCRETIONARY		2,044,502
CONSUMER STAPLES - 11.2%
Beverages - 2.6%
Adolph Coors Co. Class B	63,345	4,294
Anheuser-Busch Companies, Inc.	1,417,844	75,458
Brown-Forman Corp. Class B (non-vtg.)	211,180	10,318
Coca-Cola Enterprises, Inc.	791,619	18,453
Pepsi Bottling Group, Inc.	457,284	13,229
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,987,478	$ 155,050
The Coca-Cola Co.	4,266,114	213,135
		489,937
Food & Staples Retailing - 3.7%
Albertsons, Inc.	638,513	15,797
Costco Wholesale Corp. (a)	796,581	31,011
CVS Corp.	687,269	25,773
Kroger Co. (a)	1,296,614	24,921
Safeway, Inc. (a)	769,689	17,603
SUPERVALU, Inc.	233,341	6,604
Sysco Corp.	1,126,172	44,653
Wal-Mart Stores, Inc.	7,531,194	448,558
Walgreen Co.	1,784,053	63,619
Winn-Dixie Stores, Inc.	246,453	1,508
		680,047
Food Products - 1.2%
Archer-Daniels-Midland Co.	1,125,323	19,356
Campbell Soup Co.	714,084	19,966
ConAgra Foods, Inc.	934,358	25,405
General Mills, Inc.	649,737	29,875
H.J. Heinz Co.	612,320	23,397
Hershey Foods Corp.	226,429	18,771
Kellogg Co.	710,242	28,047
McCormick & Co., Inc. (non-vtg.)	241,577	7,554
Sara Lee Corp.	1,375,290	30,009
Wm. Wrigley Jr. Co.	391,122	21,997
		224,377
Household Products - 1.9%
Clorox Co.	367,229	18,016
Colgate-Palmolive Co.	934,904	51,840
Kimberly-Clark Corp.	877,858	56,780
Procter & Gamble Co.	2,256,562	231,320
		357,956
Personal Products - 0.6%
Alberto-Culver Co.	153,415	6,302
Avon Products, Inc.	411,571	29,057
Gillette Co.	1,760,595	67,765
		103,124
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.2%
Altria Group, Inc.	3,534,640	$ 203,419
RJ Reynolds Tobacco Holdings, Inc.	147,272	9,091
UST, Inc.	288,612	10,990
		223,500
TOTAL CONSUMER STAPLES		2,078,941
ENERGY - 5.9%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	582,700	21,921
BJ Services Co. (a)	275,448	11,924
Halliburton Co.	762,317	24,364
Nabors Industries Ltd. (a)	255,092	12,079
Noble Corp. (a)	232,815	9,452
Rowan Companies, Inc. (a)	181,102	4,256
Schlumberger Ltd. (NY Shares)	1,018,788	65,702
Transocean, Inc. (a)	556,673	16,411
		166,109
Oil & Gas - 5.0%
Amerada Hess Corp.	156,400	10,064
Anadarko Petroleum Corp.	436,613	22,376
Apache Corp.	563,956	23,218
Ashland, Inc.	119,382	5,720
Burlington Resources, Inc.	345,668	20,235
ChevronTexaco Corp.	1,860,200	164,349
ConocoPhillips	1,184,682	81,589
Devon Energy Corp.	404,695	22,979
EOG Resources, Inc.	200,273	8,910
Exxon Mobil Corp.	11,502,356	485,054
Kerr-McGee Corp.	175,495	9,170
Marathon Oil Corp.	539,894	18,972
Occidental Petroleum Corp.	670,193	29,757
Sunoco, Inc.	134,421	8,267
Unocal Corp.	450,625	17,124
		927,784
TOTAL ENERGY		1,093,893
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 21.1%
Capital Markets - 3.8%
Bank of New York Co., Inc.	1,346,187	$ 44,424
Bear Stearns Companies, Inc.	170,577	14,983
Charles Schwab Corp.	2,360,739	28,895
Federated Investors, Inc. Class B (non-vtg.)	189,099	6,102
Franklin Resources, Inc.	436,763	24,677
Goldman Sachs Group, Inc.	823,928	87,229
J.P. Morgan Chase & Co.	3,538,725	145,158
Janus Capital Group, Inc.	418,815	7,170
Lehman Brothers Holdings, Inc.	472,510	40,971
Mellon Financial Corp.	748,689	24,243
Merrill Lynch & Co., Inc.	1,645,010	100,691
Morgan Stanley	1,884,708	112,630
Northern Trust Corp.	383,459	19,039
State Street Corp.	581,599	31,249
T. Rowe Price Group, Inc.	216,692	11,396
		698,857
Commercial Banks - 6.3%
AmSouth Bancorp.	610,931	15,457
Bank of America Corp.	2,574,294	210,886
Bank One Corp.	1,954,308	105,494
BB&T Corp.	951,203	35,337
Charter One Financial, Inc.	387,419	14,032
Comerica, Inc.	305,158	17,559
Fifth Third Bancorp	990,202	55,471
First Tennessee National Corp.	218,407	10,099
FleetBoston Financial Corp.	1,855,542	83,555
Huntington Bancshares, Inc.	398,306	9,213
KeyCorp	729,392	23,647
M&T Bank Corp.	206,700	19,854
Marshall & Ilsley Corp.	394,046	15,612
National City Corp.	1,057,887	37,767
North Fork Bancorp, Inc., New York	263,942	11,146
PNC Financial Services Group, Inc.	482,493	28,284
Regions Financial Corp.	386,611	14,266
SouthTrust Corp.	577,424	19,401
SunTrust Banks, Inc.	489,917	35,426
Synovus Financial Corp.	525,123	13,154
U.S. Bancorp, Delaware	3,356,398	95,758
Union Planters Corp.	328,132	9,837
Wachovia Corp.	2,303,599	110,504
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	2,944,465	$ 168,865
Zions Bancorp	156,373	9,112
		1,169,736
Consumer Finance - 1.3%
American Express Co.	2,238,389	119,575
Capital One Financial Corp.	401,849	28,419
MBNA Corp.	2,223,401	60,766
Providian Financial Corp.	505,055	6,530
SLM Corp.	784,526	32,864
		248,154
Diversified Financial Services - 2.6%
Citigroup, Inc.	8,977,116	451,190
Moody's Corp.	258,942	17,313
Principal Financial Group, Inc.	562,028	20,345
		488,848
Insurance - 4.8%
ACE Ltd.	485,650	21,835
AFLAC, Inc.	892,427	36,241
Allstate Corp.	1,224,358	55,867
AMBAC Financial Group, Inc.	185,950	14,541
American International Group, Inc.	4,538,341	335,837
Aon Corp.	545,740	14,315
Cincinnati Financial Corp.	279,176	12,574
Hartford Financial Services Group, Inc.	492,310	32,246
Jefferson-Pilot Corp.	245,462	13,117
John Hancock Financial Services, Inc.	503,459	21,216
Lincoln National Corp.	309,731	14,381
Loews Corp.	322,712	19,456
Marsh & McLennan Companies, Inc.	922,724	44,282
MBIA, Inc.	250,812	16,501
MetLife, Inc.	1,322,835	46,498
Progressive Corp.	375,879	31,070
Prudential Financial, Inc.	940,577	43,633
SAFECO Corp.	241,128	10,851
St. Paul Companies, Inc.	373,637	15,969
The Chubb Corp.	326,771	23,194
Torchmark Corp.	196,948	10,265
Travelers Property Casualty Corp. Class B	1,802,597	32,879
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
UnumProvident Corp.	515,205	$ 7,635
XL Capital Ltd. Class A	238,878	18,312
		892,715
Real Estate - 0.4%
Apartment Investment & Management Co. Class A	163,945	5,312
Equity Office Properties Trust	695,665	19,854
Equity Residential (SBI)	479,356	14,261
Plum Creek Timber Co., Inc.	318,447	9,939
ProLogis	313,100	10,373
Simon Property Group, Inc.	332,910	18,140
		77,879
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	320,404	29,359
Fannie Mae	1,690,892	126,648
Freddie Mac	1,210,665	74,964
Golden West Financial Corp., Delaware	264,384	30,515
MGIC Investment Corp.	171,318	11,338
Washington Mutual, Inc.	1,565,025	70,332
		343,156
TOTAL FINANCIALS		3,919,345
HEALTH CARE - 13.3%
Biotechnology - 1.2%
Amgen, Inc. (a)	2,244,766	142,610
Biogen Idec, Inc. (a)	570,079	31,611
Chiron Corp. (a)	326,665	15,977
Genzyme Corp. - General Division (a)	390,052	19,807
MedImmune, Inc. (a)	430,761	11,066
		221,071
Health Care Equipment & Supplies - 2.0%
Applera Corp. - Applied Biosystems Group	362,007	8,254
Bausch & Lomb, Inc.	91,243	5,419
Baxter International, Inc.	1,062,046	30,927
Becton, Dickinson & Co.	441,906	21,499
Biomet, Inc.	444,913	17,343
Boston Scientific Corp. (a)	1,425,494	58,231
C.R. Bard, Inc.	90,247	8,518
Guidant Corp.	541,200	36,877
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	2,109,235	$ 98,923
Millipore Corp. (a)	84,934	4,446
St. Jude Medical, Inc. (a)	300,234	21,812
Stryker Corp.	347,145	30,802
Zimmer Holdings, Inc. (a)	420,821	31,831
		374,882
Health Care Providers & Services - 1.9%
Aetna, Inc.	265,498	21,450
AmerisourceBergen Corp.	194,728	11,300
Anthem, Inc. (a)	240,636	20,683
Cardinal Health, Inc.	753,405	49,145
CIGNA Corp.	244,482	13,552
Express Scripts, Inc. (a)	136,678	9,945
HCA, Inc.	862,275	36,664
Health Management Associates, Inc. Class A	417,325	9,302
Humana, Inc. (a)	280,339	6,145
IMS Health, Inc.	416,708	10,326
Manor Care, Inc.	155,119	5,493
McKesson Corp.	507,120	13,849
Medco Health Solutions, Inc. (a)	470,385	15,363
Quest Diagnostics, Inc.	180,898	14,991
Tenet Healthcare Corp. (a)	808,812	9,722
UnitedHealth Group, Inc.	1,089,000	67,518
WellPoint Health Networks, Inc. (a)	264,407	28,760
		344,208
Pharmaceuticals - 8.2%
Abbott Laboratories	2,720,544	116,439
Allergan, Inc.	226,990	19,871
Bristol-Myers Squibb Co.	3,374,740	93,885
Eli Lilly & Co.	1,954,075	144,484
Forest Laboratories, Inc. (a)	636,269	48,026
Johnson & Johnson	5,165,155	278,454
King Pharmaceuticals, Inc. (a)	419,634	8,086
Merck & Co., Inc.	3,871,935	186,163
Pfizer, Inc.	13,280,357	486,725
Schering-Plough Corp.	2,557,081	45,925
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. (a)	187,861	$ 8,627
Wyeth	2,317,605	91,545
		1,528,230
TOTAL HEALTH CARE		2,468,391
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.8%
Boeing Co.	1,463,920	63,490
General Dynamics Corp.	344,101	31,699
Goodrich Corp.	204,655	6,035
Honeywell International, Inc.	1,500,140	52,580
Lockheed Martin Corp.	784,612	36,312
Northrop Grumman Corp.	318,682	32,222
Raytheon Co.	724,317	22,019
Rockwell Collins, Inc.	308,038	10,024
United Technologies Corp.	896,846	82,608
		336,989
Air Freight & Logistics - 1.0%
FedEx Corp.	519,088	35,651
Ryder System, Inc.	111,607	4,112
United Parcel Service, Inc. Class B	1,956,405	138,181
		177,944
Airlines - 0.1%
Delta Air Lines, Inc.	214,846	1,929
Southwest Airlines Co.	1,369,869	18,918
		20,847
Building Products - 0.2%
American Standard Companies, Inc. (a)	126,695	13,805
Masco Corp.	805,976	22,600
		36,405
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	557,239	7,038
Apollo Group, Inc. Class A (a)	306,904	23,371
Avery Dennison Corp.	192,241	12,182
Cendant Corp.	1,763,187	40,024
Cintas Corp.	297,181	12,693
Deluxe Corp.	87,954	3,464
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Equifax, Inc.	242,021	$ 6,343
H&R Block, Inc.	310,239	16,768
Monster Worldwide, Inc. (a)	196,235	4,317
Pitney Bowes, Inc.	406,504	16,809
R.R. Donnelley & Sons Co.	368,024	11,688
Robert Half International, Inc. (a)	297,959	6,695
Waste Management, Inc.	1,013,599	28,888
		190,280
Construction & Engineering - 0.0%
Fluor Corp.	142,770	5,886
Electrical Equipment - 0.4%
American Power Conversion Corp.	345,519	7,816
Cooper Industries Ltd. Class A	162,449	8,595
Emerson Electric Co.	732,273	45,752
Power-One, Inc. (a)	144,901	1,776
Rockwell Automation, Inc.	324,426	9,882
Thomas & Betts Corp.	101,741	2,197
		76,018
Industrial Conglomerates - 4.3%
3M Co.	1,365,852	106,564
General Electric Co.	17,473,078	568,224
Textron, Inc.	236,695	13,099
Tyco International Ltd.	3,478,813	99,390
		787,277
Machinery - 1.3%
Caterpillar, Inc.	604,268	45,773
Crane Co.	103,408	3,324
Cummins, Inc.	73,612	3,636
Danaher Corp.	267,217	23,951
Deere & Co.	417,651	26,826
Dover Corp.	352,421	13,811
Eaton Corp.	264,508	15,484
Illinois Tool Works, Inc.	536,194	42,638
Ingersoll-Rand Co. Ltd. Class A	301,889	20,070
ITT Industries, Inc.	160,570	12,123
Navistar International Corp. (a)	119,544	5,571
PACCAR, Inc.	304,575	16,877
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	217,482	$ 5,692
Parker Hannifin Corp.	206,340	11,590
		247,366
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	645,997	20,788
CSX Corp.	372,435	11,743
Norfolk Southern Corp.	679,407	15,056
Union Pacific Corp.	444,067	28,260
		75,847
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	158,801	7,503
TOTAL INDUSTRIALS		1,962,362
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 3.1%
ADC Telecommunications, Inc. (a)	1,400,613	4,202
Andrew Corp. (a)	267,222	4,762
Avaya, Inc. (a)	725,114	12,436
CIENA Corp. (a)	824,498	4,724
Cisco Systems, Inc. (a)	12,013,171	277,504
Comverse Technology, Inc. (a)	335,556	6,617
Corning, Inc. (a)	2,314,021	29,041
JDS Uniphase Corp. (a)	2,497,051	12,236
Lucent Technologies, Inc. (a)	7,297,605	30,577
Motorola, Inc.	4,050,773	74,737
QLogic Corp. (a)	164,386	6,871
QUALCOMM, Inc.	1,392,280	88,340
Scientific-Atlanta, Inc.	264,240	8,746
Tellabs, Inc. (a)	726,062	7,043
		567,836
Computers & Peripherals - 3.8%
Apple Computer, Inc. (a)	630,823	15,096
Dell, Inc. (a)	4,455,648	145,477
EMC Corp. (a)	4,182,034	59,887
Gateway, Inc. (a)	564,503	3,065
Hewlett-Packard Co.	5,306,106	120,502
International Business Machines Corp.	2,993,876	288,909
Lexmark International, Inc. Class A (a)	223,575	18,398
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	164,623	$ 7,369
Network Appliance, Inc. (a)	600,426	13,005
Sun Microsystems, Inc. (a)	5,684,814	30,357
		702,065
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	827,478	28,291
Jabil Circuit, Inc. (a)	347,593	9,726
Molex, Inc.	331,257	10,494
PerkinElmer, Inc.	220,747	4,600
Sanmina-SCI Corp. (a)	900,245	11,424
Solectron Corp. (a)	1,454,805	9,296
Symbol Technologies, Inc.	401,228	6,829
Tektronix, Inc.	147,128	4,715
Thermo Electron Corp. (a)	283,341	7,953
Waters Corp. (a)	211,299	7,805
		101,133
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	1,143,892	50,789
IT Services - 1.1%
Automatic Data Processing, Inc.	1,034,439	43,912
Computer Sciences Corp. (a)	325,965	13,622
Convergys Corp. (a)	248,930	4,048
Electronic Data Systems Corp.	835,930	16,008
First Data Corp.	1,563,710	64,081
Fiserv, Inc. (a)	337,279	13,022
Paychex, Inc.	656,117	21,107
Sabre Holdings Corp. Class A	249,660	5,665
SunGard Data Systems, Inc. (a)	499,945	14,533
Unisys Corp. (a)	574,991	8,125
		204,123
Office Electronics - 0.1%
Xerox Corp. (a)	1,377,986	19,485
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)	606,617	9,099
Altera Corp. (a)	659,100	14,553
Analog Devices, Inc.	639,190	31,896
Applied Materials, Inc. (a)	2,894,196	61,473
Applied Micro Circuits Corp. (a)	534,226	3,451
Broadcom Corp. Class A (a)	526,988	21,385
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	11,366,969	$ 332,257
KLA-Tencor Corp. (a)	338,834	17,890
Linear Technology Corp.	543,647	21,740
LSI Logic Corp. (a)	659,633	6,662
Maxim Integrated Products, Inc.	571,829	28,540
Micron Technology, Inc. (a)	1,062,577	15,981
National Semiconductor Corp. (a)	322,603	12,698
Novellus Systems, Inc. (a)	265,094	8,523
NVIDIA Corp. (a)	282,213	6,279
PMC-Sierra, Inc. (a)	300,650	5,983
Teradyne, Inc. (a)	332,971	8,208
Texas Instruments, Inc.	3,011,630	92,306
Xilinx, Inc. (a)	595,736	25,045
		723,969
Software - 4.3%
Adobe Systems, Inc.	407,227	15,165
Autodesk, Inc.	194,207	5,564
BMC Software, Inc. (a)	393,722	7,717
Citrix Systems, Inc. (a)	285,601	6,049
Computer Associates International, Inc.	1,007,716	26,765
Compuware Corp. (a)	668,372	5,240
Electronic Arts, Inc. (a)	518,353	24,446
Intuit, Inc. (a)	345,418	15,323
Mercury Interactive Corp. (a)	156,676	7,605
Microsoft Corp.	18,815,830	498,619
Novell, Inc. (a)	649,834	6,615
Oracle Corp. (a)	9,095,395	117,149
Parametric Technology Corp. (a)	463,350	2,113
PeopleSoft, Inc. (a)	652,466	14,080
Siebel Systems, Inc. (a)	862,929	11,270
Symantec Corp. (a)	536,091	22,055
VERITAS Software Corp. (a)	744,065	22,634
		808,409
TOTAL INFORMATION TECHNOLOGY		3,177,809
MATERIALS - 2.9%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	395,485	19,078
Dow Chemical Co.	1,601,912	69,635
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	1,734,589	$ 78,213
Eastman Chemical Co.	134,633	5,702
Ecolab, Inc.	448,367	12,245
Engelhard Corp.	218,320	6,336
Great Lakes Chemical Corp.	88,049	2,236
Hercules, Inc. (a)	193,009	2,297
International Flavors & Fragrances, Inc.	162,984	5,964
Monsanto Co.	455,925	15,064
PPG Industries, Inc.	295,704	17,355
Praxair, Inc.	565,871	20,552
Rohm & Haas Co.	387,476	15,402
Sigma Aldrich Corp.	120,663	6,898
		276,977
Construction Materials - 0.0%
Vulcan Materials Co.	176,977	8,371
Containers & Packaging - 0.2%
Ball Corp.	98,072	6,333
Bemis Co., Inc.	92,439	4,722
Pactiv Corp. (a)	273,632	5,880
Sealed Air Corp. (a)	147,878	7,372
Temple-Inland, Inc.	94,439	6,153
		30,460
Metals & Mining - 0.7%
Alcoa, Inc.	1,505,887	56,426
Allegheny Technologies, Inc.	140,334	1,782
Freeport-McMoRan Copper & Gold, Inc. Class B	339,564	14,482
Newmont Mining Corp.	751,881	32,669
Nucor Corp.	136,241	8,570
Phelps Dodge Corp. (a)	155,479	13,412
United States Steel Corp.	179,723	6,605
Worthington Industries, Inc.	149,831	2,597
		136,543
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	442,237	14,174
International Paper Co.	836,108	37,006
Louisiana-Pacific Corp.	184,267	4,557
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	349,027	$ 10,226
Weyerhaeuser Co.	382,520	24,959
		90,922
TOTAL MATERIALS		543,273
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.8%
ALLTEL Corp.	543,061	28,131
AT&T Corp.	1,374,537	27,532
BellSouth Corp.	3,216,088	88,635
CenturyTel, Inc.	250,947	7,170
Citizens Communications Co. (a)	494,975	6,524
Qwest Communications International, Inc. (a)	3,077,194	14,094
SBC Communications, Inc.	5,761,219	138,327
Sprint Corp. - FON Group	1,573,053	27,890
Verizon Communications, Inc.	4,805,643	184,200
		522,503
Wireless Telecommunication Services - 0.7%
AT&T Wireless Services, Inc. (a)	4,723,729	64,148
Nextel Communications, Inc. Class A (a)	1,913,395	50,686
Sprint Corp. - PCS Group Series 1 (a)	1,801,237	16,211
		131,045
TOTAL TELECOMMUNICATION SERVICES		653,548
UTILITIES - 2.9%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	220,964	2,915
Ameren Corp.	315,724	14,965
American Electric Power Co., Inc.	687,391	23,715
CenterPoint Energy, Inc.	532,637	5,571
Cinergy Corp.	309,877	12,144
CMS Energy Corp. (a)	280,400	2,580
Consolidated Edison, Inc.	392,340	17,330
Dominion Resources, Inc.	564,545	35,470
DTE Energy Co.	292,877	11,850
Edison International	566,977	13,091
Entergy Corp.	398,167	23,607
Exelon Corp.	569,081	38,208
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	573,981	$ 22,173
FPL Group, Inc.	320,105	21,015
PG&E Corp. (a)	721,763	20,332
Pinnacle West Capital Corp.	158,836	6,209
PPL Corp.	308,584	14,358
Progress Energy, Inc.	426,462	19,685
Southern Co.	1,274,172	38,633
TECO Energy, Inc.	326,841	4,925
TXU Corp.	563,633	15,855
Xcel Energy, Inc.	694,034	12,125
		376,756
Gas Utilities - 0.3%
KeySpan Corp.	276,798	10,518
Kinder Morgan, Inc.	214,448	13,234
Nicor, Inc.	76,628	2,769
NiSource, Inc.	456,742	9,916
Peoples Energy Corp.	64,038	2,855
Sempra Energy	393,695	12,480
		51,772
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. (a)	1,083,600	9,817
Calpine Corp. (a)	718,931	3,961
Constellation Energy Group, Inc.	291,087	11,571
Duke Energy Corp.	1,579,286	34,681
Dynegy, Inc. Class A (a)	656,040	2,683
El Paso Corp.	1,058,415	7,875
Public Service Enterprise Group, Inc.	409,225	19,291
Williams Companies, Inc.	901,742	8,539
		98,418
TOTAL UTILITIES		526,946
TOTAL COMMON STOCKS (Cost $13,656,890)		18,469,010
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.92% 5/6/04 (c) (Cost $14,974)	$ 15,000	14,974
Money Market Funds - 1.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.08% (b)	96,566,306	$ 96,566
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	208,057,156	208,057
TOTAL MONEY MARKET FUNDS (Cost $304,623)		304,623
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $13,976,487)		18,788,607
NET OTHER ASSETS - (1.2)%		(226,673)
NET ASSETS - 100%		$ 18,561,934
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2 S&P 500 E-Mini Index Contracts	March 2004	$ 114	$ 9
306 S&P 500 Index Contracts	March 2004	87,562	6,279
		$ 87,676	$ 6,288

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,974,000.
Other Information

Purchases of securities, other than short-term securities, aggregated $2,565,585,000. Sales of securities, other than short-term securities, aggregated $842,675,000, of which $226,696,000 represents the value of securities delivered in redemption of fund shares. The realized gain of $142,516,000 on securities delivered in redemption of fund shares is recorded in the accompanying Statement of Operations as realized gain or loss and is not taxable to the fund.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $6,027,000. The weighted average interest rate was 1.81%. Interest expense includes $303 paid under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $671,787,000 of which $153,552,000, $477,268,000 and $40,967,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2004

Assets
Investment in securities, at value (including securities loaned of $200,289) (cost $13,976,487) - See accompanying schedule		$ 18,788,607
Receivable for investments sold		4,320
Receivable for fund shares sold		37,427
Dividends receivable		30,052
Interest receivable		130
Receivable for daily variation on futures contracts		194
Prepaid expenses		76
Receivable from investment adviser for expense reductions		3,101
Other affiliated receivables		45
Other receivables		66
Total assets		18,864,018

Liabilities
Payable for investments purchased	$ 27,381
Payable for fund shares redeemed	60,241
Accrued management fee	3,700
Other affiliated payables	2,385
Other payables and accrued expenses	320
Collateral on securities loaned, at value	208,057
Total liabilities		302,084

Net Assets		$ 18,561,934
Net Assets consist of:
Paid in capital		$ 14,514,363
Undistributed net investment income		42,900
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(813,737)
Net unrealized appreciation (depreciation) on investments		4,818,408
Net Assets, for 456,358 shares outstanding		$ 18,561,934
Net Asset Value, offering price and redemption price per share ($18,561,934 ÷ 456,358 shares)		$ 40.67

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 29, 2004

Investment Income
Dividends		$ 269,148
Interest		3,011
Security lending		318
Total income		272,477

Expenses
Management fee	$ 37,771
Transfer agent fees	22,378
Accounting and security lending fees	1,154
Non-interested trustees' compensation	80
Appreciation in deferred trustee compensation account	18
Custodian fees and expenses	268
Registration fees	391
Audit	119
Legal	84
Miscellaneous	122
Total expenses before reductions	62,385
Expense reductions	(32,717)	29,668
Net investment income (loss)		242,809
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	260
Futures contracts	67,692
Swap agreements	141
Total net realized gain (loss)		68,093
Change in net unrealized appreciation (depreciation) on: Investment securities	4,626,763
Futures contracts	10,006
Swap agreements	(313)
Total change in net unrealized appreciation (depreciation)		4,636,456
Net gain (loss)		4,704,549
Net increase (decrease) in net assets resulting from operations		$ 4,947,358

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2004	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 242,809	$ 210,113
Net realized gain (loss)	68,093	(364,619)
Change in net unrealized appreciation (depreciation)	4,636,456	(3,550,685)
Net increase (decrease) in net assets resulting from operations	4,947,358	(3,705,191)
Distributions to shareholders from net investment income	(234,534)	(210,079)
Share transactions Net proceeds from sales of shares	5,456,982	4,625,537
Reinvestment of distributions	231,370	207,183
Cost of shares redeemed	(4,188,308)	(4,531,630)
Net increase (decrease) in net assets resulting from share transactions	1,500,044	301,090
Total increase (decrease) in net assets	6,212,868	(3,614,180)

Net Assets
Beginning of period	12,349,066	15,963,246
End of period (including undistributed net investment income of $42,900 and undistributed net investment income of $34,621, respectively)	$ 18,561,934	$ 12,349,066
Other Information Shares
Sold	152,658	137,093
Issued in reinvestment of distributions	6,661	6,014
Redeemed	(116,383)	(136,319)
Net increase (decrease)	42,936	6,788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2004 D	2003	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 29.87	$ 39.26	$ 44.04	$ 48.52	$ 44.30
Income from Investment Operations
Net investment income (loss) B	.55	.51	.50	.52	.55
Net realized and unrealized gain (loss)	10.79	(9.39)	(4.76)	(4.47)	4.54
Total from investment operations	11.34	(8.88)	(4.26)	(3.95)	5.09
Distributions from net investment income	(.54)	(.51)	(.49)	(.53)	(.55)
Distributions from net realized gain	-	-	(.03)	-	(.32)
Total distributions	(.54)	(.51)	(.52)	(.53)	(.87)
Net asset value, end of period	$ 40.67	$ 29.87	$ 39.26	$ 44.04	$ 48.52
Total Return A	38.29%	(22.79)%	(9.69)%	(8.26)%	11.53%
Ratios to Average Net Assets C
Expenses before expense reductions	.40%	.39%	.40%	.39%	.39%
Expenses net of voluntary waivers, if any	.19%	.19%	.19%	.19%	.19%
Expenses net of all reductions	.19%	.19%	.18%	.17%	.18%
Net investment income (loss)	1.55%	1.51%	1.23%	1.03%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$ 18,562	$ 12,349	$ 15,963	$ 16,846	$ 18,636
Portfolio turnover rate	5%	6%	4%	12%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2004

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 6,632,776
Unrealized depreciation	(1,956,318)
Net unrealized appreciation (depreciation)	4,676,458
Undistributed ordinary income	42,900
Capital loss carryforward	(671,787)
Cost for federal income tax purposes	$ 14,112,149

The tax character of distributions paid was as follows:

	February 29, 2004	February 28, 2003
Ordinary Income	$ 234,534	$ 210,079

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. The fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,812 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .19% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $32,493.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $5 and $219, respectively.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan U.S. Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (a fund of Fidelity Concord Street Trust) at February 29, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Equity Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan U.S. Equity Index (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Concord Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Philip L. Bullen (43)

Year of Election or Appointment: 2001

Vice President of Spartan U.S. Equity Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Spartan U.S. Equity Index. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Spartan U.S. Equity Index. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Money Market Central and Ultra-Short Central. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan U.S. Equity Index. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan U.S. Equity Index. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan U.S. Equity Index. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1988 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 0.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

UEI-UANN-0404
1.790915.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 29, 2004, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Spartan Total Market Index Fund, Spartan Extended Market Index Fund, Spartan International Index Fund, Spartan U.S. Equity Index Fund, and Fidelity U.S. Bond Index Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Spartan Total Market Index Fund	$43,000	$32,000
Spartan Extended Market Index Fund	$41,000	$30,000
Spartan International Index Fund	$41,000	$30,000
Spartan U.S. Equity Index Fund	$82,000	$91,000
Fidelity U.S. Bond Index Fund	$73,000	$47,000
All funds in the Fidelity Group of Funds audited by PwC	$10,700,000	$8,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A, B	2003 A, B
Spartan Total Market Index Fund	$0	$0
Spartan Extended Market Index Fund	$0	$0
Spartan International Index Fund	$0	$0
Spartan U.S. Equity Index Fund	$0	$0
Fidelity U.S. Bond Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A, B	2003A, B
PwC	$50,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A, B	2003A, B
Spartan Total Market Index Fund	$2,300	$2,100
Spartan Extended Market Index Fund	$2,300	$2,100
Spartan International Index Fund	$2,300	$2,100
Spartan U.S. Equity Index Fund	$3,000	$2,700
Fidelity U.S. Bond Index Fund	$2,300	$2,100
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A, B	2003A, B
Spartan Total Market Index Fund	$1,600	$1,700
Spartan Extended Market Index Fund	$1,100	$1,300
Spartan International Index Fund	$1,000	$1,200
Spartan U.S. Equity Index Fund	$8,500	$11,200
Fidelity U.S. Bond Index Fund	$3,500	$3,400
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
PwC	$140,000	$210,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2004 and February 28, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended February 29, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Spartan Total Market Index Fund	0%
Spartan Extended Market Index Fund	0%
Spartan International Index Fund	0%
Spartan U.S. Equity Index Fund	0%
Fidelity U.S. Bond Index Fund	0%

(g) For the fiscal years ended February 29, 2004 and February 28, 2003, the aggregate fees billed by PwC of $1,700,000A,B and $1,700,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B	2003A,B
Covered Services	$200,000	$250,000
Non-Covered Services	$1,500,000	$1,450,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 26, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 26, 2004